UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Women's Leadership Fund Fidelity® Women's Leadership Fund : FWOMX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership Fund	$ 34	0.66%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.0
Financials	13.2
Health Care	13.0
Industrials	11.5
Consumer Discretionary	11.3
Communication Services	6.1
Materials	3.8
Consumer Staples	3.2
Energy	2.9
Real Estate	1.9
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	4.4
NVIDIA Corp	3.7
Microsoft Corp	3.6
Amazon.com Inc	2.6
Accenture Capital Inc Class A	2.1
Walt Disney Co/The	2.0
Salesforce Inc	1.8
Hologic Inc	1.7
JPMorgan Chase & Co	1.7
Progressive Corp/The	1.6
25.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915099.100    3396-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class Z : FGUMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	2.5
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
Fidelity Private Credit Company LLC	1.1
TransDigm Inc	1.1
MPT Operating Partnership LP / MPT Finance Corp	1.0
Tenet Healthcare Corp	0.9
Carnival Corp	0.9
Vistra Operations Co LLC	0.8
NRG Energy Inc	0.8
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915059.100    3316-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class I : FSFHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.75%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.2
US Treasury Notes	1.4
Univision Communications Inc	1.2
DISH Network Corp	1.2
Carnival Corp	1.2
Royal Caribbean Cruises Ltd	1.1
CCO Holdings LLC / CCO Holdings Capital Corp	1.0
Venture Global LNG Inc	1.0
OneMain Finance Corp	0.9
Tenet Healthcare Corp	0.9
12.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915081.100    2584-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Focused High Income Fund Fidelity® Focused High Income Fund : FHIFX

This semi-annual shareholder report contains information about Fidelity® Focused High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused High Income Fund	$ 39	0.75%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$198,767,721
Number of Holdings	394
Portfolio Turnover	28%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
CCO Holdings LLC / CCO Holdings Capital Corp	2.0
Hilton Domestic Operating Co Inc	1.9
Hess Midstream Operations LP	1.7
Royal Caribbean Cruises Ltd	1.4
OneMain Finance Corp	1.4
Iron Mountain Inc	1.3
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	1.3
Vistra Operations Co LLC	1.3
Yum! Brands Inc	1.2
Sirius XM Radio Inc	1.1
14.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915068.100    1366-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® SAI High Income Fund Fidelity® SAI High Income Fund : FSHGX

This semi-annual shareholder report contains information about Fidelity® SAI High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI High Income Fund	$ 29	0.55%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,614,908,129
Number of Holdings	820
Portfolio Turnover	62%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	1.9
CHS/Community Health Systems Inc	1.5
Fidelity Private Credit Company LLC	1.4
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
Mesquite Energy Inc	1.1
MPT Operating Partnership LP / MPT Finance Corp	1.0
Tenet Healthcare Corp	0.9
TransDigm Inc	0.9
PG&E Corp	0.9
Cloud Software Group Inc	0.8
11.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915107.100    6345-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class M : FWOEX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.21%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.0
Financials	13.2
Health Care	13.0
Industrials	11.5
Consumer Discretionary	11.3
Communication Services	6.1
Materials	3.8
Consumer Staples	3.2
Energy	2.9
Real Estate	1.9
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	4.4
NVIDIA Corp	3.7
Microsoft Corp	3.6
Amazon.com Inc	2.6
Accenture Capital Inc Class A	2.1
Walt Disney Co/The	2.0
Salesforce Inc	1.8
Hologic Inc	1.7
JPMorgan Chase & Co	1.7
Progressive Corp/The	1.6
25.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915102.100    3399-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class M : FGRMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.95%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	2.5
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
Fidelity Private Credit Company LLC	1.1
TransDigm Inc	1.1
MPT Operating Partnership LP / MPT Finance Corp	1.0
Tenet Healthcare Corp	0.9
Carnival Corp	0.9
Vistra Operations Co LLC	0.8
NRG Energy Inc	0.8
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915056.100    3312-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class M : FSEHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.00%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.2
US Treasury Notes	1.4
Univision Communications Inc	1.2
DISH Network Corp	1.2
Carnival Corp	1.2
Royal Caribbean Cruises Ltd	1.1
CCO Holdings LLC / CCO Holdings Capital Corp	1.0
Venture Global LNG Inc	1.0
OneMain Finance Corp	0.9
Tenet Healthcare Corp	0.9
12.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915080.100    2583-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class I : FGTMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.70%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	2.5
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
Fidelity Private Credit Company LLC	1.1
TransDigm Inc	1.1
MPT Operating Partnership LP / MPT Finance Corp	1.0
Tenet Healthcare Corp	0.9
Carnival Corp	0.9
Vistra Operations Co LLC	0.8
NRG Energy Inc	0.8
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915058.100    3314-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® High Income Fund Fidelity® High Income Fund : SPHIX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Fund	$ 35	0.66%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	2.5
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
Fidelity Private Credit Company LLC	1.1
TransDigm Inc	1.1
MPT Operating Partnership LP / MPT Finance Corp	1.0
Tenet Healthcare Corp	0.9
Carnival Corp	0.9
Vistra Operations Co LLC	0.8
NRG Energy Inc	0.8
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915060.100    455-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class C : FGSMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.69%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	2.5
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
Fidelity Private Credit Company LLC	1.1
TransDigm Inc	1.1
MPT Operating Partnership LP / MPT Finance Corp	1.0
Tenet Healthcare Corp	0.9
Carnival Corp	0.9
Vistra Operations Co LLC	0.8
NRG Energy Inc	0.8
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915057.100    3313-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® U.S. Low Volatility Equity Fund Fidelity® U.S. Low Volatility Equity Fund : FULVX

This semi-annual shareholder report contains information about Fidelity® U.S. Low Volatility Equity Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Low Volatility Equity Fund	$ 37	0.70%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$42,811,441
Number of Holdings	138
Portfolio Turnover	58%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	19.3
Information Technology	18.2
Financials	15.1
Consumer Staples	12.9
Industrials	9.0
Communication Services	8.7
Utilities	5.1
Consumer Discretionary	4.1
Materials	3.0
Energy	2.5
Real Estate	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Walmart Inc	1.2
CACI International Inc	1.2
Cboe Global Markets Inc	1.2
Exelixis Inc	1.2
Marsh & McLennan Cos Inc	1.1
The Travelers Companies, Inc.	1.1
Philip Morris International Inc	1.1
T-Mobile US Inc	1.1
Linde PLC	1.1
Southern Co/The	1.1
11.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915106.100    5029-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class A : FAPJX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	1.31%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	33.0
Consumer Staples	20.4
Consumer Discretionary	14.5
Financials	12.3
Information Technology	9.8
Industrials	4.8
Real Estate	1.4
Communication Services	0.9
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Procter & Gamble Co/The	5.5
Tesla Inc	4.6
Thermo Fisher Scientific Inc	3.8
Vertex Pharmaceuticals Inc	3.6
UnitedHealth Group Inc	3.5
Unilever PLC	3.5
Danaher Corp	3.4
Apollo Global Management Inc	3.0
AIA Group Ltd	3.0
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915109.100    6554-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class I : FAPMX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 56	1.06%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	33.0
Consumer Staples	20.4
Consumer Discretionary	14.5
Financials	12.3
Information Technology	9.8
Industrials	4.8
Real Estate	1.4
Communication Services	0.9
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Procter & Gamble Co/The	5.5
Tesla Inc	4.6
Thermo Fisher Scientific Inc	3.8
Vertex Pharmaceuticals Inc	3.6
UnitedHealth Group Inc	3.5
Unilever PLC	3.5
Danaher Corp	3.4
Apollo Global Management Inc	3.0
AIA Group Ltd	3.0
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915112.100    6557-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class Z : FWOZX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.55%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.0
Financials	13.2
Health Care	13.0
Industrials	11.5
Consumer Discretionary	11.3
Communication Services	6.1
Materials	3.8
Consumer Staples	3.2
Energy	2.9
Real Estate	1.9
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	4.4
NVIDIA Corp	3.7
Microsoft Corp	3.6
Amazon.com Inc	2.6
Accenture Capital Inc Class A	2.1
Walt Disney Co/The	2.0
Salesforce Inc	1.8
Hologic Inc	1.7
JPMorgan Chase & Co	1.7
Progressive Corp/The	1.6
25.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915104.100    3401-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class Z : FIJWX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.66%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.2
US Treasury Notes	1.4
Univision Communications Inc	1.2
DISH Network Corp	1.2
Carnival Corp	1.2
Royal Caribbean Cruises Ltd	1.1
CCO Holdings LLC / CCO Holdings Capital Corp	1.0
Venture Global LNG Inc	1.0
OneMain Finance Corp	0.9
Tenet Healthcare Corp	0.9
12.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915082.100    3289-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class C : FAPKX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 109	2.06%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	33.0
Consumer Staples	20.4
Consumer Discretionary	14.5
Financials	12.3
Information Technology	9.8
Industrials	4.8
Real Estate	1.4
Communication Services	0.9
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Procter & Gamble Co/The	5.5
Tesla Inc	4.6
Thermo Fisher Scientific Inc	3.8
Vertex Pharmaceuticals Inc	3.6
UnitedHealth Group Inc	3.5
Unilever PLC	3.5
Danaher Corp	3.4
Apollo Global Management Inc	3.0
AIA Group Ltd	3.0
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915110.100    6555-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class A : FSBHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.2
US Treasury Notes	1.4
Univision Communications Inc	1.2
DISH Network Corp	1.2
Carnival Corp	1.2
Royal Caribbean Cruises Ltd	1.1
CCO Holdings LLC / CCO Holdings Capital Corp	1.0
Venture Global LNG Inc	1.0
OneMain Finance Corp	0.9
Tenet Healthcare Corp	0.9
12.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915078.100    2581-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® High Income Fund Fidelity Advisor® High Income Fund Class A : FGQMX

This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.95%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	2.5
CHS/Community Health Systems Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.3
Fidelity Private Credit Company LLC	1.1
TransDigm Inc	1.1
MPT Operating Partnership LP / MPT Finance Corp	1.0
Tenet Healthcare Corp	0.9
Carnival Corp	0.9
Vistra Operations Co LLC	0.8
NRG Energy Inc	0.8
11.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915055.100    3311-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class I : FWMNX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.67%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.0
Financials	13.2
Health Care	13.0
Industrials	11.5
Consumer Discretionary	11.3
Communication Services	6.1
Materials	3.8
Consumer Staples	3.2
Energy	2.9
Real Estate	1.9
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	4.4
NVIDIA Corp	3.7
Microsoft Corp	3.6
Amazon.com Inc	2.6
Accenture Capital Inc Class A	2.1
Walt Disney Co/The	2.0
Salesforce Inc	1.8
Hologic Inc	1.7
JPMorgan Chase & Co	1.7
Progressive Corp/The	1.6
25.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915103.100    3400-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class C : FWOCX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.71%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.0
Financials	13.2
Health Care	13.0
Industrials	11.5
Consumer Discretionary	11.3
Communication Services	6.1
Materials	3.8
Consumer Staples	3.2
Energy	2.9
Real Estate	1.9
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	4.4
NVIDIA Corp	3.7
Microsoft Corp	3.6
Amazon.com Inc	2.6
Accenture Capital Inc Class A	2.1
Walt Disney Co/The	2.0
Salesforce Inc	1.8
Hologic Inc	1.7
JPMorgan Chase & Co	1.7
Progressive Corp/The	1.6
25.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915101.100    3398-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Short Duration High Income Fund Fidelity® Short Duration High Income Fund : FSAHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short Duration High Income Fund	$ 39	0.75%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.2
US Treasury Notes	1.4
Univision Communications Inc	1.2
DISH Network Corp	1.2
Carnival Corp	1.2
Royal Caribbean Cruises Ltd	1.1
CCO Holdings LLC / CCO Holdings Capital Corp	1.0
Venture Global LNG Inc	1.0
OneMain Finance Corp	0.9
Tenet Healthcare Corp	0.9
12.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915077.100    2580-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Healthy Future Fund Fidelity® Healthy Future Fund : FAPHX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Healthy Future Fund	$ 56	1.06%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	33.0
Consumer Staples	20.4
Consumer Discretionary	14.5
Financials	12.3
Information Technology	9.8
Industrials	4.8
Real Estate	1.4
Communication Services	0.9
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Procter & Gamble Co/The	5.5
Tesla Inc	4.6
Thermo Fisher Scientific Inc	3.8
Vertex Pharmaceuticals Inc	3.6
UnitedHealth Group Inc	3.5
Unilever PLC	3.5
Danaher Corp	3.4
Apollo Global Management Inc	3.0
AIA Group Ltd	3.0
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915108.100    6553-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Capital & Income Fund Fidelity® Capital & Income Fund : FAGIX

This semi-annual shareholder report contains information about Fidelity® Capital & Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital & Income Fund	$ 33	0.63%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$13,387,526,690
Number of Holdings	745
Portfolio Turnover	18%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Private Credit Company LLC	2.7
TransDigm Inc	2.3
Ally Financial Inc	1.4
NVIDIA Corp	1.4
Energy Transfer LP	1.2
Tenet Healthcare Corp	1.1
Altice France SA	1.1
DISH Network Corp	1.1
Meta Platforms Inc Class A	1.1
LBM Acquisition LLC	1.1
14.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915046.100    38-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class M : FAPLX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	1.55%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	33.0
Consumer Staples	20.4
Consumer Discretionary	14.5
Financials	12.3
Information Technology	9.8
Industrials	4.8
Real Estate	1.4
Communication Services	0.9
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Procter & Gamble Co/The	5.5
Tesla Inc	4.6
Thermo Fisher Scientific Inc	3.8
Vertex Pharmaceuticals Inc	3.6
UnitedHealth Group Inc	3.5
Unilever PLC	3.5
Danaher Corp	3.4
Apollo Global Management Inc	3.0
AIA Group Ltd	3.0
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915111.100    6556-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Short Duration High Income Fund Fidelity Advisor® Short Duration High Income Fund Class C : FSDHX

This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.75%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
TransDigm Inc	2.2
US Treasury Notes	1.4
Univision Communications Inc	1.2
DISH Network Corp	1.2
Carnival Corp	1.2
Royal Caribbean Cruises Ltd	1.1
CCO Holdings LLC / CCO Holdings Capital Corp	1.0
Venture Global LNG Inc	1.0
OneMain Finance Corp	0.9
Tenet Healthcare Corp	0.9
12.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915079.100    2582-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Women's Leadership Fund Fidelity Advisor® Women's Leadership Fund Class A : FWOAX

This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.96%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.0
Financials	13.2
Health Care	13.0
Industrials	11.5
Consumer Discretionary	11.3
Communication Services	6.1
Materials	3.8
Consumer Staples	3.2
Energy	2.9
Real Estate	1.9
Utilities	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	4.4
NVIDIA Corp	3.7
Microsoft Corp	3.6
Amazon.com Inc	2.6
Accenture Capital Inc Class A	2.1
Walt Disney Co/The	2.0
Salesforce Inc	1.8
Hologic Inc	1.7
JPMorgan Chase & Co	1.7
Progressive Corp/The	1.6
25.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915100.100    3397-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Healthy Future Fund Fidelity Advisor® Healthy Future Fund Class Z : FAPNX

This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 48	0.91%
Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%
What did the Fund invest in?
(as of October 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	33.0
Consumer Staples	20.4
Consumer Discretionary	14.5
Financials	12.3
Information Technology	9.8
Industrials	4.8
Real Estate	1.4
Communication Services	0.9
Utilities	0.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.4
Procter & Gamble Co/The	5.5
Tesla Inc	4.6
Thermo Fisher Scientific Inc	3.8
Vertex Pharmaceuticals Inc	3.6
UnitedHealth Group Inc	3.5
Unilever PLC	3.5
Danaher Corp	3.4
Apollo Global Management Inc	3.0
AIA Group Ltd	3.0
42.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915113.100    6558-TSRS-1224

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2024
Fidelity® Series High Income Fund Fidelity® Series High Income Fund : FSHNX

This semi-annual shareholder report contains information about Fidelity® Series High Income Fund for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2024)

KEY FACTS
Fund Size	$1,458,074,536
Number of Holdings	821
Portfolio Turnover	30%
What did the Fund invest in?
(as of October 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
CHS/Community Health Systems Inc	1.6
Fidelity Private Credit Company LLC	1.3
TransDigm Inc	1.3
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
DISH Network Corp	1.0
Tenet Healthcare Corp	1.0
Mesquite Energy Inc	1.0
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	0.8
MPT Operating Partnership LP / MPT Finance Corp	0.8
Altice France SA	0.8
10.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915069.100    2269-TSRS-1224

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® High Income Fund

Semi-Annual Report
October 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® High Income Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 86.1%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.7%
Automotive & Auto Parts - 0.2%
Rivian Automotive, Inc. 3.625% 10/15/30		5,959	4,609
Broadcasting - 0.6%
DISH Network Corp. 3.375% 8/15/26		21,427	17,990
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (b)		162	320
Energy - 0.2%
NextEra Energy Partners LP:
0% 11/15/25 (c)		914	852
2.5% 6/15/26 (c)		2,910	2,725
Sunnova Energy International, Inc.:
0.25% 12/1/26		4,100	2,662
2.625% 2/15/28		487	252
			6,491
Homebuilders/Real Estate - 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		2,241	1,942
Redfin Corp. 0.5% 4/1/27		7,717	5,556
			7,498
Technology - 0.3%
MKS Instruments, Inc. 1.25% 6/1/30 (c)		2,657	2,555
Wolfspeed, Inc. 1.875% 12/1/29		10,807	5,382
			7,937
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (c)		2,633	2,871
TOTAL CONVERTIBLE BONDS			47,716
Nonconvertible Bonds - 84.4%
Aerospace - 2.4%
ATI, Inc.:
4.875% 10/1/29		35	33
5.125% 10/1/31		25	24
5.875% 12/1/27		3,200	3,174
Bombardier, Inc.:
6% 2/15/28 (c)		45	45
7% 6/1/32 (c)		790	809
7.25% 7/1/31 (c)		3,940	4,071
7.875% 4/15/27 (c)		4,788	4,797
8.75% 11/15/30 (c)		1,285	1,392
BWX Technologies, Inc. 4.125% 6/30/28 (c)		7,903	7,542
Kaiser Aluminum Corp.:
4.5% 6/1/31 (c)		360	321
4.625% 3/1/28 (c)		1,205	1,148
Moog, Inc. 4.25% 12/15/27 (c)		430	410
Spirit Aerosystems, Inc. 9.75% 11/15/30 (c)		1,915	2,126
TransDigm, Inc.:
4.625% 1/15/29		5,930	5,631
4.875% 5/1/29 (d)		200	191
5.5% 11/15/27		12,392	12,268
6% 1/15/33 (c)		1,525	1,512
6.375% 3/1/29 (c)		3,605	3,659
6.75% 8/15/28 (c)		4,210	4,305
6.875% 12/15/30 (c)		150	154
7.125% 12/1/31 (c)		1,560	1,614
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (c)		8,022	6,867
7.875% 5/1/27 (c)		3,095	3,013
9.5% 6/1/28 (c)		1,993	1,958
			67,064
Air Transportation - 1.0%
Air Canada 3.875% 8/15/26 (c)		595	576
American Airlines, Inc.:
7.25% 2/15/28 (c)(d)		325	330
8.5% 5/15/29 (c)		1,920	2,018
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (c)		4,603	4,589
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (c)		2,995	3,112
Mileage Plus Holdings LLC 6.5% 6/20/27 (c)		789	797
Rand Parent LLC 8.5% 2/15/30 (c)(d)		13,172	13,143
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (c)		1,060	659
8% 9/20/25 (c)		3,350	2,082
United Airlines, Inc. 4.375% 4/15/26 (c)		80	79
			27,385
Automotive & Auto Parts - 1.9%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (c)		3,380	3,284
Belron UK Finance PLC 5.75% 10/15/29 (c)		4,515	4,525
Champions Financing, Inc. 8.75% 2/15/29 (c)		4,580	4,624
Hudson Automotive Group 8% 5/15/32 (c)(d)		1,660	1,735
Macquarie AirFinance Holdings:
6.4% 3/26/29 (c)		3,490	3,596
6.5% 3/26/31 (c)		3,810	3,958
8.125% 3/30/29 (c)		3,368	3,563
8.375% 5/1/28 (c)		2,920	3,069
McLaren Finance PLC 7.5% 8/1/26 (c)		5,067	4,915
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 10.502% 10/15/26 (c)(e)(f)		4,021	4,026
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)		3,445	3,561
ZF North America Capital, Inc.:
4.75% 4/29/25 (c)		3,615	3,587
6.75% 4/23/30 (c)		2,125	2,095
6.875% 4/14/28 (c)(d)		1,440	1,452
6.875% 4/23/32 (c)		2,250	2,201
7.125% 4/14/30 (c)		1,440	1,448
			51,639
Banks & Thrifts - 1.2%
Ally Financial, Inc.:
5.75% 11/20/25		1,498	1,504
6.7% 2/14/33 (d)		6,655	6,683
8% 11/1/31		155	173
8% 11/1/31		108	120
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29 (c)		2,430	2,299
6.125% 11/1/32 (c)		3,235	3,237
7.125% 4/30/31 (c)		3,935	4,079
PHH Escrow Issuer LLC 9.875% 11/1/29 (c)(g)		295	289
UniCredit SpA:
5.459% 6/30/35 (c)(e)		4,171	4,023
5.861% 6/19/32 (c)(e)		1,178	1,174
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (c)		3,115	3,199
Western Alliance Bancorp. 3% 6/15/31 (e)		6,260	5,783
			32,563
Broadcasting - 1.3%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (c)		1,938	1,879
7.5% 6/1/29 (c)		3,479	2,973
7.75% 4/15/28 (c)		35	31
7.875% 4/1/30 (c)		4,715	4,807
9% 9/15/28 (c)		4,325	4,543
Scripps Escrow, Inc. 5.875% 7/15/27 (c)		50	44
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)		5,380	4,813
5.5% 7/1/29 (c)(d)		3,005	2,915
Univision Communications, Inc.:
4.5% 5/1/29 (c)		5,715	5,074
6.625% 6/1/27 (c)		3,495	3,468
7.375% 6/30/30 (c)		990	950
8% 8/15/28 (c)		2,185	2,220
8.5% 7/31/31 (c)		3,745	3,681
			37,398
Building Materials - 1.5%
Advanced Drain Systems, Inc.:
5% 9/30/27 (c)		1,601	1,572
6.375% 6/15/30 (c)(d)		1,420	1,431
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (c)		635	668
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (c)		2,616	2,659
Builders FirstSource, Inc.:
4.25% 2/1/32 (c)		5,595	5,005
6.375% 3/1/34 (c)		1,630	1,643
Eco Material Technologies, Inc. 7.875% 1/31/27 (c)		7,209	7,255
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30 (c)		8,605	8,751
6.75% 7/15/31 (c)		2,415	2,469
MasterBrand, Inc. 7% 7/15/32 (c)		1,441	1,476
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (c)		1,410	1,434
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (c)		3,255	3,180
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (c)		960	1,008
Star Holding LLC 8.75% 8/1/31 (c)		1,020	970
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (c)(d)		2,030	2,101
			41,622
Cable/Satellite TV - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)		7,434	6,451
4.25% 1/15/34 (c)(d)		4,935	3,943
4.5% 8/15/30 (c)		4,225	3,774
4.5% 5/1/32		12,236	10,410
4.5% 6/1/33 (c)		11,280	9,380
4.75% 3/1/30 (c)		80	73
5.125% 5/1/27 (c)		225	220
CSC Holdings LLC:
3.375% 2/15/31 (c)		10,324	7,406
4.125% 12/1/30 (c)		2,939	2,169
4.5% 11/15/31 (c)		1,495	1,096
4.625% 12/1/30 (c)		11,350	5,708
5% 11/15/31 (c)		65	32
5.375% 2/1/28 (c)		4,235	3,625
5.75% 1/15/30 (c)		100	53
7.5% 4/1/28 (c)		230	151
DISH DBS Corp. 5.875% 11/15/24		5,705	5,662
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		2,400	2,336
VTR Finance BV 6.375% 7/15/28 (c)		2,066	1,974
Ziggo Bond Co. BV 6% 1/15/27 (c)		320	319
Ziggo BV 4.875% 1/15/30 (c)		5,055	4,687
			69,469
Capital Goods - 0.7%
Mueller Water Products, Inc. 4% 6/15/29 (c)		2,420	2,253
Patrick Industries, Inc. 6.375% 11/1/32 (c)		1,690	1,671
Regal Rexnord Corp.:
6.05% 4/15/28		530	543
6.3% 2/15/30		1,505	1,558
Resideo Funding, Inc. 6.5% 7/15/32 (c)(d)		1,797	1,809
TK Elevator Holdco GmbH 7.625% 7/15/28 (c)		3,305	3,320
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (c)		9,784	9,624
			20,778
Chemicals - 4.2%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (c)		1,225	1,280
Consolidated Energy Finance SA:
5.625% 10/15/28 (c)		910	742
12% 2/15/31 (c)		4,950	4,828
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (c)		1,865	1,789
Herens HoldCo Sarl 4.75% 5/15/28 (c)		2,480	2,167
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (c)		1,185	1,254
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (c)(e)		6,091	5,145
LSB Industries, Inc. 6.25% 10/15/28 (c)		2,235	2,162
Methanex Corp.:
5.125% 10/15/27		11,101	10,803
5.65% 12/1/44		6,514	5,763
NOVA Chemicals Corp.:
4.25% 5/15/29 (c)		4,845	4,414
5% 5/1/25 (c)		2,270	2,260
5.25% 6/1/27 (c)		2,523	2,476
8.5% 11/15/28 (c)		1,430	1,516
9% 2/15/30 (c)		1,670	1,779
Nufarm Australia Ltd. 5% 1/27/30 (c)		4,212	3,903
Olin Corp. 5% 2/1/30		8,780	8,380
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (c)		2,186	2,057
6.25% 10/1/29 (c)		4,740	4,521
7.25% 6/15/31 (c)		1,315	1,349
9.75% 11/15/28 (c)		6,453	6,846
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (c)		368	352
6.625% 5/1/29 (c)		3,735	3,626
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)		3,935	3,887
The Chemours Co. LLC:
4.625% 11/15/29 (c)(d)		548	476
5.375% 5/15/27		9,748	9,386
5.75% 11/15/28 (c)		6,620	6,111
Tronox, Inc. 4.625% 3/15/29 (c)(d)		7,546	6,846
W.R. Grace Holding LLC:
4.875% 6/15/27 (c)		70	69
5.625% 8/15/29 (c)		9,740	8,997
			115,184
Consumer Products - 1.2%
Foundation Building Materials, Inc. 6% 3/1/29 (c)		1,610	1,422
Kohl's Corp. 4.25% 7/17/25		635	627
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31 (c)		1,578	1,563
10.75% 6/30/32 (c)		1,615	1,505
Newell Brands, Inc.:
6.375% 9/15/27 (d)		1,015	1,026
6.375% 5/15/30 (g)		2,760	2,773
6.625% 9/15/29 (d)		1,470	1,490
6.625% 5/15/32 (g)		2,350	2,357
6.875% 4/1/36 (d)(h)		690	687
7% 4/1/46 (h)		1,100	1,021
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)		75	65
4% 4/15/29 (c)		60	55
The Gates Corp. 6.875% 7/1/29 (c)		2,675	2,748
TKC Holdings, Inc.:
6.875% 5/15/28 (c)		4,325	4,258
10.5% 5/15/29 (c)		5,338	5,392
Wayfair LLC 7.25% 10/31/29 (c)(d)		2,700	2,732
Windsor Holdings III, LLC 8.5% 6/15/30 (c)		2,310	2,431
			32,152
Containers - 0.8%
ARD Finance SA:
5% 6/30/27 pay-in-kind (Reg. S) (e)	EUR	100	21
6.5% 6/30/27 pay-in-kind (c)(e)		2,165	457
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (c)		1,205	1,048
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		1,720	1,673
Graphic Packaging International, Inc.:
3.75% 2/1/30 (c)		1,600	1,463
6.375% 7/15/32 (c)		2,615	2,638
LABL, Inc.:
5.875% 11/1/28 (c)(d)		800	743
9.5% 11/1/28 (c)		535	548
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (c)		4,120	4,233
Sealed Air Corp.:
5% 4/15/29 (c)		3,810	3,680
6.5% 7/15/32 (c)		1,515	1,538
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (c)		2,555	2,653
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)		737	730
8.5% 8/15/27 (c)		2,141	2,135
			23,560
Diversified Financial Services - 4.8%
Aercap Global Aviation Trust 6.5% 6/15/45 (c)(e)		2,540	2,537
Azorra Finance Ltd. 7.75% 4/15/30 (c)		3,040	3,003
Boost Newco Borrower LLC 7.5% 1/15/31 (c)		6,605	6,963
Capstone Borrower, Inc. 8% 6/15/30 (c)		1,073	1,121
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)		4,860	4,641
Coinbase Global, Inc. 3.625% 10/1/31 (c)(d)		3,763	3,138
Cruise Yacht Upper Holdco Ltd. 11.875% 7/5/28		1,200	1,230
Encore Capital Group, Inc.:
8.5% 5/15/30 (c)		5,199	5,481
9.25% 4/1/29 (c)		2,309	2,459
Fortress Transportation & Infrastructure Investors LLC:
5.875% 4/15/33 (c)		305	297
7% 5/1/31 (c)		100	103
7% 6/15/32 (c)		1,050	1,077
7.875% 12/1/30 (c)		3,205	3,376
GGAM Finance Ltd.:
5.875% 3/15/30 (c)		2,920	2,873
6.875% 4/15/29 (c)		705	718
7.75% 5/15/26 (c)		2,485	2,529
8% 2/15/27 (c)		5,110	5,279
8% 6/15/28 (c)		7,470	7,875
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (c)		2,997	3,096
Gn Bondco LLC 9.5% 10/15/31 (c)(d)		1,880	1,996
Hightower Holding LLC:
6.75% 4/15/29 (c)		1,437	1,415
9.125% 1/31/30 (c)		5,245	5,530
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		4,535	3,783
5.25% 5/15/27		9,016	8,399
6.25% 5/15/26		5,966	5,864
9% 6/15/30		1,020	985
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (c)		980	904
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 6.625% 10/15/31 (c)		1,680	1,673
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29 (c)(d)		3,635	3,463
5.25% 10/1/25 (c)		300	299
7% 7/15/31 (c)		2,640	2,738
Navient Corp.:
4.875% 3/15/28 (d)		639	609
5% 3/15/27 (d)		639	628
5.625% 8/1/33		934	806
OneMain Finance Corp.:
3.5% 1/15/27		630	601
3.875% 9/15/28		7,855	7,240
6.625% 5/15/29		620	620
7.125% 3/15/26		8,580	8,790
7.125% 11/15/31		265	268
9% 1/15/29		5	5
Optics Bidco SpA 7.2% 7/18/36 (c)		1,309	1,347
PRA Group, Inc. 8.875% 1/31/30 (c)(d)		1,812	1,880
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (c)		1,805	1,852
SLM Corp. 4.2% 10/29/25		1,555	1,526
StoneX Group, Inc. 7.875% 3/1/31 (c)(d)		1,050	1,105
Williams Scotsman, Inc. 6.625% 6/15/29 (c)		3,983	4,043
Windstream Services LLC / Wind:
7.75% 8/15/28 (c)		3,720	3,741
8.25% 10/1/31 (c)		2,745	2,779
			132,685
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)		6,368	5,960
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (c)(d)		3,835	4,050
			10,010
Energy - 11.4%
Aethon United BR LP / Aethon United Finance Corp. 7.5% 10/1/29 (c)(d)		4,135	4,164
Alpha Generation LLC 6.75% 10/15/32 (c)		3,245	3,291
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (c)		1,515	1,512
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (c)		2,629	2,641
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		200	191
Baytex Energy Corp. 7.375% 3/15/32 (c)		2,725	2,645
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7% 7/15/29 (c)		440	451
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.375% 2/15/32 (c)(g)		5,170	5,134
California Resources Corp.:
7.125% 2/1/26 (c)(d)		745	747
8.25% 6/15/29 (c)		7,170	7,241
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (c)		1,363	1,400
Canacol Energy Ltd. 5.75% 11/24/28 (c)		6,313	3,275
Cheniere Energy Partners LP 5.75% 8/15/34 (c)		3,095	3,128
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)		6,168	6,169
7% 6/15/25 (c)		130	130
8.375% 1/15/29 (c)		1,700	1,768
CNX Midstream Partners LP 4.75% 4/15/30 (c)		3,504	3,262
CNX Resources Corp.:
6% 1/15/29 (c)		25	25
7.25% 3/1/32 (c)		3,785	3,900
7.375% 1/15/31 (c)(d)		1,580	1,624
Comstock Resources, Inc.:
5.875% 1/15/30 (c)		5,080	4,641
6.75% 3/1/29 (c)		75	72
6.75% 3/1/29 (c)(d)		4,620	4,424
CPI CG, Inc. 10% 7/15/29 (c)		1,410	1,477
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31 (c)		250	238
7.5% 12/15/33 (c)		5,096	5,392
Crescent Energy Finance LLC 7.625% 4/1/32 (c)(d)		1,390	1,372
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		3,855	3,898
CVR Energy, Inc.:
5.75% 2/15/28 (c)		4,778	4,357
8.5% 1/15/29 (c)		5,880	5,702
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (c)		7,496	7,426
8.625% 3/15/29 (c)		3,940	4,043
DT Midstream, Inc.:
4.125% 6/15/29 (c)		1,325	1,244
4.375% 6/15/31 (c)		815	750
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (c)		345	334
5.375% 3/30/28 (Reg. S) (c)		1,234	1,111
Energean PLC 6.5% 4/30/27 (c)		3,633	3,610
EnfraGen Energia Sur SA 5.375% 12/30/30 (c)		3,175	2,734
EnLink Midstream LLC 6.5% 9/1/30 (c)(d)		4,750	5,003
Expand Energy Corp.:
4.75% 2/1/32		3,645	3,426
5.375% 2/1/29		50	49
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		1,840	1,837
7% 8/1/27		6,506	6,526
8.25% 1/15/32 (c)		560	571
Gran Tierra Energy, Inc. 9.5% 10/15/29 (c)		4,259	3,918
Harbour Energy PLC 5.5% 10/15/26 (c)		880	875
Harvest Midstream I LP:
7.5% 9/1/28 (c)		5,555	5,619
7.5% 5/15/32 (c)		1,565	1,602
Hess Midstream Operations LP:
4.25% 2/15/30 (c)		1,805	1,685
5.125% 6/15/28 (c)		5,690	5,568
5.5% 10/15/30 (c)(d)		1,400	1,368
5.625% 2/15/26 (c)		6,275	6,260
6.5% 6/1/29 (c)		265	269
Howard Midstream Energy Partners LLC:
7.375% 7/15/32 (c)		1,960	2,000
8.875% 7/15/28 (c)		4,687	4,945
Kinetik Holdings LP:
5.875% 6/15/30 (c)(d)		3,635	3,607
6.625% 12/15/28 (c)		3,825	3,907
Kosmos Energy Ltd.:
7.5% 3/1/28 (c)		1,223	1,166
7.75% 5/1/27 (c)		655	642
8.75% 10/1/31 (c)		1,405	1,372
Matador Resources Co.:
6.25% 4/15/33 (c)(d)		1,530	1,497
6.5% 4/15/32 (c)		3,265	3,234
MEG Energy Corp. 5.875% 2/1/29 (c)		110	108
Mesquite Energy, Inc. 7.25% (b)(c)(i)		28,768	0
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (c)(d)		4,250	4,164
Murphy Oil Corp. 6% 10/1/32		1,380	1,329
Nabors Industries, Inc.:
8.875% 8/15/31 (c)		1,590	1,503
9.125% 1/31/30 (c)		640	661
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)		12,816	11,872
6.75% 9/15/25 (c)		7,400	7,386
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)		4,310	4,352
8.75% 6/15/31 (c)		1,395	1,443
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (c)		7,769	7,756
Permian Resources Operating LLC:
5.875% 7/1/29 (c)		4,805	4,733
6.25% 2/1/33 (c)		1,215	1,206
7% 1/15/32 (c)		640	653
Petroleos Mexicanos 6.5% 3/13/27		3,595	3,519
Prairie Acquiror LP 9% 8/1/29 (c)		840	852
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)		1,900	1,757
4.95% 7/15/29 (c)		4,294	4,034
6.875% 4/15/40 (c)		1,598	1,515
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		1,260	1,287
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)		1,585	1,645
SM Energy Co.:
6.75% 8/1/29 (c)		605	601
7% 8/1/32 (c)(d)		605	600
Sunnova Energy Corp.:
5.875% 9/1/26 (c)		6,310	5,640
11.75% 10/1/28 (c)		320	260
Sunoco Logistics Partners, LP:
7% 5/1/29 (c)		1,215	1,253
7.25% 5/1/32 (c)(d)		1,775	1,848
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		4,794	4,558
5.875% 3/15/28		4,990	4,979
6% 4/15/27		175	175
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)		7,115	6,833
6% 3/1/27 (c)		3,862	3,833
6% 12/31/30 (c)		1,675	1,572
6% 9/1/31 (c)		8,425	7,815
Talos Production, Inc.:
9% 2/1/29 (c)(d)		1,145	1,179
9.375% 2/1/31 (c)		1,135	1,169
TransMontaigne Partners LP 6.125% 2/15/26		2,735	2,690
Transocean Aquila Ltd. 8% 9/30/28 (c)		812	834
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)		1,359	1,358
Transocean, Inc.:
8% 2/1/27 (c)		6,391	6,373
8.25% 5/15/29 (c)		2,315	2,328
8.5% 5/15/31 (c)		2,960	2,983
8.75% 2/15/30 (c)		1,883	1,951
Tullow Oil PLC:
7% 3/1/25 (c)		2,810	2,682
10.25% 5/15/26 (c)		2,884	2,650
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (c)		2,785	2,837
Valaris Ltd. 8.375% 4/30/30 (c)		4,285	4,348
Viper Energy, Inc. 7.375% 11/1/31 (c)		960	998
Viridien 8.75% 4/1/27 (c)		6,249	6,041
			314,632
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (c)		1,325	1,335
Darling Ingredients, Inc. 6% 6/15/30 (c)		2,155	2,140
GFL Environmental, Inc.:
3.75% 8/1/25 (c)		2,765	2,738
5.125% 12/15/26 (c)		2,265	2,243
6.75% 1/15/31 (c)		505	520
Madison IAQ LLC 5.875% 6/30/29 (c)		3,085	2,926
Reworld Holding Corp. 4.875% 12/1/29 (c)		5,260	4,913
Wrangler Holdco Corp. 6.625% 4/1/32 (c)		4,800	4,899
			21,714
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)		6,588	6,087
4.625% 1/15/27 (c)		95	93
4.875% 2/15/30 (c)		3,900	3,799
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)		9,444	7,587
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)		1,715	1,524
Parkland Corp.:
4.5% 10/1/29 (c)		1,673	1,554
4.625% 5/1/30 (c)		8,235	7,569
6.625% 8/15/32 (c)		810	808
Walgreens Boots Alliance, Inc. 8.125% 8/15/29 (d)		1,760	1,755
			30,776
Food/Beverage/Tobacco - 2.4%
BellRing Brands, Inc. 7% 3/15/30 (c)(d)		1,125	1,171
C&S Group Enterprises LLC 5% 12/15/28 (c)		5,355	4,432
Chobani Holdco II LLC 9.5% 10/1/29 pay-in-kind (c)(e)		2,105	2,172
Fiesta Purchaser, Inc.:
7.875% 3/1/31 (c)		2,490	2,611
9.625% 9/15/32 (c)		1,510	1,578
KeHE Distributor / Nextwave 9% 2/15/29 (c)		5,725	5,928
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (c)		7,925	7,358
4.375% 1/31/32 (c)		1,370	1,255
Performance Food Group, Inc.:
4.25% 8/1/29 (c)		40	37
5.5% 10/15/27 (c)		642	637
6.125% 9/15/32 (c)		4,300	4,318
Post Holdings, Inc.:
4.625% 4/15/30 (c)(d)		3,700	3,458
5.5% 12/15/29 (c)		3,587	3,498
6.25% 2/15/32 (c)(d)		3,335	3,372
6.25% 10/15/34 (c)		1,550	1,533
6.375% 3/1/33 (c)		2,600	2,572
Sigma Holdco BV 7.875% 5/15/26 (c)		5,013	4,965
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		5,530	5,463
U.S. Foods, Inc.:
4.625% 6/1/30 (c)(d)		2,080	1,974
4.75% 2/15/29 (c)		2,600	2,505
5.75% 4/15/33 (c)		2,435	2,398
6.875% 9/15/28 (c)		1,750	1,799
7.25% 1/15/32 (c)		50	52
United Natural Foods, Inc. 6.75% 10/15/28 (c)		860	830
			65,916
Gaming - 1.5%
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)		90	84
6% 10/15/32 (c)		4,415	4,307
6.5% 2/15/32 (c)(d)		5,010	5,081
7% 2/15/30 (c)		1,300	1,333
8.125% 7/1/27 (c)		2,111	2,152
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)(d)		90	84
6.75% 1/15/30 (c)		8,815	8,017
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		1,405	1,401
5.375% 4/15/26		30	30
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		1,195	1,176
MGM Resorts International 6.5% 4/15/32 (d)		2,720	2,720
Mohegan Tribal Gaming Authority 8% 2/1/26 (c)		4,530	4,500
Station Casinos LLC:
4.5% 2/15/28 (c)		2,880	2,749
4.625% 12/1/31 (c)		115	104
6.625% 3/15/32 (c)(d)		2,850	2,864
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (c)		2,410	2,233
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (c)(d)		1,515	1,594
			40,429
Healthcare - 7.5%
1375209 BC Ltd. 9% 1/30/28 (c)		4,700	4,691
180 Medical, Inc. 3.875% 10/15/29 (c)		2,575	2,395
AdaptHealth LLC 5.125% 3/1/30 (c)(d)		5,790	5,304
Akumin, Inc. 8% 8/1/28 (c)		1,630	1,324
AMN Healthcare 4% 4/15/29 (c)(d)		1,674	1,543
Avantor Funding, Inc.:
3.875% 11/1/29 (c)		3,380	3,117
4.625% 7/15/28 (c)		2,215	2,142
Bausch Health Americas, Inc. 9.25% 4/1/26 (c)		1,758	1,701
Bausch Health Companies, Inc.:
4.875% 6/1/28 (c)		4,005	3,095
5.25% 1/30/30 (c)		2,620	1,441
5.5% 11/1/25 (c)		11,923	11,701
9% 12/15/25 (c)		1,698	1,665
11% 9/30/28 (c)		2,430	2,236
Catalent Pharma Solutions 3.5% 4/1/30 (c)		2,900	2,807
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)		2,995	2,746
4% 3/15/31 (c)		2,530	2,261
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (c)		10,440	8,707
5.25% 5/15/30 (c)		19,820	17,298
6% 1/15/29 (c)		1,730	1,629
6.125% 4/1/30 (c)		5,786	4,530
6.875% 4/15/29 (c)		2,952	2,493
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (c)		5,375	5,092
DaVita, Inc.:
3.75% 2/15/31 (c)(d)		1,870	1,626
4.625% 6/1/30 (c)		9,340	8,599
6.875% 9/1/32 (c)		4,370	4,393
Embecta Corp. 5% 2/15/30 (c)		610	552
Encompass Health Corp. 5.75% 9/15/25		9	9
Grifols SA 4.75% 10/15/28 (c)		1,552	1,430
HAH Group Holding Co. LLC 9.75% 10/1/31 (c)		5,381	5,483
IQVIA, Inc. 6.5% 5/15/30 (c)(d)		2,670	2,743
Jazz Securities DAC 4.375% 1/15/29 (c)		4,460	4,220
LifePoint Health, Inc.:
5.375% 1/15/29 (c)		1,488	1,362
9.875% 8/15/30 (c)(d)		1,785	1,953
10% 6/1/32 (c)		1,206	1,287
Medline Borrower LP 3.875% 4/1/29 (c)		610	571
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (c)		12,335	12,550
Modivcare, Inc. 5% 10/1/29 (c)		970	660
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)		3,120	2,825
3.875% 5/15/32 (c)(d)		1,565	1,387
Omega Healthcare Investors, Inc. 3.25% 4/15/33		6,131	5,156
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)		7,125	6,751
5.125% 4/30/31 (c)		2,928	2,670
6.75% 5/15/34 (c)		504	505
7.875% 5/15/34 (c)		785	810
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (c)		4,035	3,857
Prime Healthcare Services 9.375% 9/1/29 (c)(d)		1,340	1,362
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (c)(e)		6,557	6,459
Sotera Health Holdings LLC 7.375% 6/1/31 (c)		2,118	2,169
Surgery Center Holdings, Inc. 7.25% 4/15/32 (c)		4,985	5,119
Teleflex, Inc. 4.25% 6/1/28 (c)		1,540	1,476
Tenet Healthcare Corp.:
4.25% 6/1/29		6,525	6,173
4.375% 1/15/30		4,125	3,867
6.125% 10/1/28		5,930	5,924
6.125% 6/15/30		6,675	6,706
6.25% 2/1/27		1,214	1,215
6.75% 5/15/31 (d)		945	966
6.875% 11/15/31		10	11
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		3,265	3,112
7.875% 9/15/29		930	1,003
U.S. Acute Care Solutions 9.75% 5/15/29 (c)		1,703	1,737
			208,616
Homebuilders/Real Estate - 3.6%
Anywhere Real Estate Group LLC 7% 4/15/30 (c)(d)		2,120	1,858
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)		1,621	1,335
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (c)		736	561
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (c)		2,555	2,388
6.625% 1/15/28 (c)		5	5
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (c)		4,659	4,495
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (c)		2,160	2,221
Greystar Real Estate Partners 7.75% 9/1/30 (c)		1,240	1,299
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (c)		2,790	2,694
8% 6/15/27 (c)		530	555
Howard Hughes Corp.:
4.125% 2/1/29 (c)		2,350	2,164
4.375% 2/1/31 (c)		1,350	1,210
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (c)		605	652
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55	50
4.75% 2/1/30 (d)		3,915	3,502
5% 3/1/31		55	49
Landsea Homes Corp. 8.875% 4/1/29 (c)		1,215	1,240
LGI Homes, Inc.:
4% 7/15/29 (c)(d)		1,585	1,419
8.75% 12/15/28 (c)		1,070	1,127
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		10,375	7,347
4.625% 8/1/29 (d)		5,920	4,604
5% 10/15/27 (d)		10,263	9,058
5.25% 8/1/26 (d)		5,594	5,291
Panther Escrow Issuer LLC 7.125% 6/1/31 (c)		4,005	4,101
Railworks Holdings LP 8.25% 11/15/28 (c)		5,744	5,879
Rithm Capital Corp.:
6.25% 10/15/25 (c)		468	467
8% 4/1/29 (c)		1,300	1,297
Safehold Operating Partnership LP:
2.8% 6/15/31		5,785	4,970
2.85% 1/15/32		3,605	3,057
Starwood Property Trust, Inc.:
3.625% 7/15/26 (c)		595	570
3.75% 12/31/24 (c)		1,886	1,878
4.75% 3/15/25		680	678
6% 4/15/30 (c)		2,495	2,446
7.25% 4/1/29 (c)(d)		1,625	1,663
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)		1,005	972
5.75% 1/15/28 (c)		80	80
5.875% 6/15/27 (c)		55	55
TopBuild Corp. 4.125% 2/15/32 (c)		2,115	1,886
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29 (c)		6,755	5,815
10.5% 2/15/28 (c)		150	160
10.5% 2/15/28 (c)		7,423	7,907
VICI Properties LP / VICI Note Co. 3.75% 2/15/27 (c)(d)		205	198
			99,203
Hotels - 0.9%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		125	134
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)		9,712	8,525
3.75% 5/1/29 (c)		35	33
4% 5/1/31 (c)		3,495	3,184
5.875% 4/1/29 (c)		2,280	2,314
5.875% 3/15/33 (c)(d)		1,445	1,448
6.125% 4/1/32 (c)(d)		2,325	2,348
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (c)		3,990	3,991
Lindblad Expeditions Holdings 9% 5/15/28 (c)		185	193
Lindblad Expeditions LLC 6.75% 2/15/27 (c)		720	723
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (c)		1,860	1,905
			24,798
Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (c)(d)		1,100	1,034
7.5% 11/6/30 (c)		1,320	1,342
8.25% 2/1/29 (c)		1,340	1,362
8.5% 6/15/29 (c)		1,320	1,356
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (c)		8,485	8,047
5.875% 11/1/29 (c)		190	179
6.5% 10/1/31 (c)		600	594
6.75% 10/15/27 (c)		1,580	1,574
6.75% 4/15/28 (c)		1,370	1,376
7.375% 10/1/32 (c)		2,115	2,097
AmWINS Group, Inc.:
4.875% 6/30/29 (c)		3,210	3,021
6.375% 2/15/29 (c)		2,710	2,723
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC 7.875% 11/1/29 (c)		4,535	4,530
AssuredPartners, Inc.:
5.625% 1/15/29 (c)		3,325	3,146
7.5% 2/15/32 (c)		3,390	3,414
HUB International Ltd. 7.25% 6/15/30 (c)		3,345	3,457
			39,252
Leisure - 2.3%
Amer Sports Co. 6.75% 2/16/31 (c)(d)		5,815	5,907
Carnival Corp.:
5.75% 3/1/27 (c)		135	135
6% 5/1/29 (c)		5,195	5,203
6.65% 1/15/28		750	764
7.625% 3/1/26 (c)		10,535	10,609
10.5% 6/1/30 (c)		4,745	5,119
ClubCorp Holdings, Inc. 8.5% 9/15/25 (c)		1,645	1,612
MajorDrive Holdings IV LLC 6.375% 6/1/29 (c)		3,927	3,765
Merlin Entertainments Group 7.375% 2/15/31 (c)		1,265	1,240
NCL Corp. Ltd.:
3.625% 12/15/24 (c)		1,198	1,194
5.875% 3/15/26 (c)		2,195	2,193
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)		130	128
5.375% 7/15/27 (c)		60	60
5.5% 8/31/26 (c)		135	135
5.625% 9/30/31 (c)		9,760	9,705
6% 2/1/33 (c)		5,245	5,277
6.25% 3/15/32 (c)		4,680	4,771
Viking Cruises Ltd. 9.125% 7/15/31 (c)		930	1,004
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)		1,605	1,583
Voc Escrow Ltd. 5% 2/15/28 (c)		2,130	2,071
			62,475
Metals/Mining - 2.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (c)		9,862	10,283
Alpha Natural Resources, Inc. 9.75% (b)(i)		210	0
Cleveland-Cliffs, Inc.:
6.875% 11/1/29 (c)		1,530	1,536
7% 3/15/32 (c)(d)		3,150	3,154
7.375% 5/1/33 (c)		1,530	1,541
Eldorado Gold Corp. 6.25% 9/1/29 (c)		1,860	1,834
ERO Copper Corp. 6.5% 2/15/30 (c)		8,273	8,128
First Quantum Minerals Ltd.:
6.875% 10/15/27 (c)		5,495	5,431
8.625% 6/1/31 (c)		285	287
9.375% 3/1/29 (c)		7,740	8,229
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (c)		1,415	1,288
5.875% 4/15/30 (c)		130	129
HudBay Minerals, Inc.:
4.5% 4/1/26 (c)		1,120	1,106
6.125% 4/1/29 (c)		105	106
Mineral Resources Ltd.:
8% 11/1/27 (c)		3,910	4,009
8.5% 5/1/30 (c)		3,375	3,471
9.25% 10/1/28 (c)		2,425	2,553
Novelis Corp. 3.875% 8/15/31 (c)		1,475	1,295
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (c)(e)		3,858	3,649
Vibrantz Technologies, Inc. 9% 2/15/30 (c)		5,155	4,829
Volcan Compania Minera SAA 8.75% 1/24/30 (c)		1,980	1,809
			64,667
Paper - 1.1%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (c)		5,610	5,308
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (c)		5,755	5,048
6% 6/15/27 (c)		4,690	4,677
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)		1,515	1,522
6.875% 1/15/30 (c)(d)		2,995	3,039
8.75% 4/15/30 (c)		5,305	5,387
Mativ Holdings, Inc. 8% 10/1/29 (c)		1,520	1,547
Mercer International, Inc. 5.125% 2/1/29 (d)		908	784
Rayonier AM Products, Inc. 7.625% 1/15/26 (c)		2,282	2,283
			29,595
Publishing/Printing - 0.1%
Cimpress PLC 7.375% 9/15/32 (c)		2,335	2,299
Railroad - 0.2%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (c)		6,650	6,708
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)		2,310	2,202
4% 10/15/30 (c)		7,126	6,436
5.625% 9/15/29 (c)		3,985	3,975
6.125% 6/15/29 (c)		2,960	3,012
Yum! Brands, Inc.:
3.625% 3/15/31		705	638
4.625% 1/31/32		9,050	8,485
4.75% 1/15/30 (c)		200	194
5.375% 4/1/32 (d)		1,100	1,071
			26,013
Services - 5.5%
ADT Corp. 4.125% 8/1/29 (c)(d)		3,320	3,104
Allied Universal Holdco LLC 7.875% 2/15/31 (c)		4,155	4,228
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (c)		4,960	4,538
9.75% 7/15/27 (c)		7,370	7,388
Artera Services LLC 8.5% 2/15/31 (c)		15,504	15,365
ASGN, Inc. 4.625% 5/15/28 (c)		2,660	2,540
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (c)		38	36
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (c)		40	37
5.75% 7/15/27 (c)		320	314
8.25% 1/15/30 (c)(d)		590	603
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)		10,830	11,481
CoreCivic, Inc.:
4.75% 10/15/27		6,734	6,416
8.25% 4/15/29 (d)		6,685	7,020
CoreLogic, Inc. 4.5% 5/1/28 (c)		2,960	2,779
Garda World Security Corp.:
8.25% 8/1/32 (c)		1,620	1,612
8.375% 11/15/32 (c)		1,740	1,740
Gartner, Inc. 4.5% 7/1/28 (c)		3,760	3,669
Hertz Corp.:
5.5% (b)(c)(i)		65	4
6% (b)(c)(i)		85	14
6.25% (b)(i)		60	3
7.125% (b)(c)(i)		85	16
Life Time, Inc.:
5.75% 1/15/26 (c)		3,378	3,376
6% 11/15/31 (c)(g)		7,560	7,528
8% 4/15/26 (c)		6,085	6,115
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)		1,062	988
Service Corp. International:
4% 5/15/31 (d)		2,300	2,074
5.125% 6/1/29		1,478	1,450
5.75% 10/15/32		1,355	1,331
Sotheby's 7.375% 10/15/27 (c)		3,894	3,790
Staples, Inc.:
10.75% 9/1/29 (c)		4,915	4,753
12.75% 1/15/30 (c)		4,067	3,232
StoneMor, Inc. 8.5% 5/15/29 (c)		1,515	1,350
The GEO Group, Inc.:
8.625% 4/15/29		4,285	4,482
10.25% 4/15/31		3,686	3,951
TriNet Group, Inc.:
3.5% 3/1/29 (c)		7,560	6,874
7.125% 8/15/31 (c)		1,445	1,480
Uber Technologies, Inc.:
4.3% 1/15/30		1,331	1,294
8% 11/1/26 (c)		9,595	9,595
United Rentals North America, Inc. 6.125% 3/15/34 (c)		5,535	5,581
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		9,222	9,199
			151,350
Steel - 0.4%
ATI, Inc. 7.25% 8/15/30		1,350	1,399
Commercial Metals Co.:
3.875% 2/15/31		1,685	1,513
4.125% 1/15/30		2,700	2,506
TMK Capital SA 4.3% (Reg. S) (b)(i)		200	30
Vallourec SA 7.5% 4/15/32 (c)		5,456	5,715
			11,163
Super Retail - 1.8%
Bath & Body Works, Inc.:
6.625% 10/1/30 (c)(d)		110	110
6.694% 1/15/27 (d)		1,315	1,346
Carvana Co.:
4.875% 9/1/29 (c)		2,253	1,887
5.5% 4/15/27 (c)		2,422	2,228
5.625% 10/1/25 (c)		4,209	4,157
5.875% 10/1/28 (c)		1,267	1,139
10.25% 5/1/30 (c)		357	361
12% 12/1/28 pay-in-kind (c)(e)		2,388	2,526
13% 6/1/30 pay-in-kind (c)(e)		2,262	2,466
14% 6/1/31 pay-in-kind (c)(e)		4,477	5,337
EG Global Finance PLC 12% 11/30/28 (c)		13,474	14,982
LBM Acquisition LLC 6.25% 1/15/29 (c)		4,145	3,823
Levi Strauss & Co. 3.5% 3/1/31 (c)(d)		620	548
Michaels Companies, Inc. 5.25% 5/1/28 (c)		1,174	845
Nordstrom, Inc.:
4.25% 8/1/31		1,175	1,034
4.375% 4/1/30 (d)		870	789
Sally Holdings LLC 6.75% 3/1/32 (d)		2,810	2,845
Wolverine World Wide, Inc. 4% 8/15/29 (c)		3,140	2,685
			49,108
Technology - 6.6%
Acuris Finance U.S. 5% 5/1/28 (c)		8,951	8,078
Ahead DB Holdings LLC 6.625% 5/1/28 (c)		3,435	3,335
Amentum Holdings, Inc. 7.25% 8/1/32 (c)		3,155	3,268
Block, Inc.:
3.5% 6/1/31 (d)		7,680	6,808
6.5% 5/15/32 (c)		7,105	7,231
Cloud Software Group, Inc.:
6.5% 3/31/29 (c)		1,472	1,438
8.25% 6/30/32 (c)		5,905	6,069
9% 9/30/29 (c)		12,607	12,606
Cogent Communications Group, Inc. 7% 6/15/27 (c)		4,640	4,666
Coherent Corp. 5% 12/15/29 (c)(d)		5,525	5,300
CommScope, Inc. 4.75% 9/1/29 (c)		5,730	4,899
Elastic NV 4.125% 7/15/29 (c)		935	865
Entegris, Inc.:
3.625% 5/1/29 (c)		2,050	1,876
4.75% 4/15/29 (c)		2,000	1,938
5.95% 6/15/30 (c)		8,335	8,326
Gen Digital, Inc. 5% 4/15/25 (c)		2,715	2,708
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (c)(d)		4,760	4,393
5.25% 12/1/27 (c)		945	934
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (c)		2,125	2,157
HTA Group Ltd. 7.5% 6/4/29 (c)		12,055	12,249
Iliad Holding SAS:
7% 10/15/28 (c)		285	289
8.5% 4/15/31 (c)		4,625	4,942
Insight Enterprises, Inc. 6.625% 5/15/32 (c)		2,180	2,229
ION Trading Technologies Ltd.:
5.75% 5/15/28 (c)		4,115	3,730
9.5% 5/30/29 (c)		265	269
Lightning Power LLC 7.25% 8/15/32 (c)		2,445	2,544
Match Group Holdings II LLC:
3.625% 10/1/31 (c)(d)		820	718
4.125% 8/1/30 (c)		1,815	1,650
McAfee Corp. 7.375% 2/15/30 (c)		2,290	2,208
NCR Atleos Corp. 9.5% 4/1/29 (c)		2,437	2,682
NCR Voyix Corp. 5.125% 4/15/29 (c)		14	13
ON Semiconductor Corp. 3.875% 9/1/28 (c)		3,675	3,446
Open Text Corp. 3.875% 12/1/29 (c)		4,020	3,667
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)		4,820	4,425
4.125% 12/1/31 (c)(d)		4,170	3,745
Rackspace Finance LLC 3.5% 5/15/28 (c)		6,438	3,793
Roblox Corp. 3.875% 5/1/30 (c)		4,230	3,828
Seagate HDD Cayman:
5.75% 12/1/34		3,695	3,641
8.25% 12/15/29		1,355	1,458
8.5% 7/15/31		1,625	1,752
Sensata Technologies BV 4% 4/15/29 (c)		3,505	3,278
Sensata Technologies, Inc.:
3.75% 2/15/31 (c)(d)		1,370	1,223
6.625% 7/15/32 (c)(d)		2,945	2,984
TTM Technologies, Inc. 4% 3/1/29 (c)		7,050	6,591
UKG, Inc. 6.875% 2/1/31 (c)		3,350	3,432
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)		1,900	1,808
Virtusa Corp. 7.125% 12/15/28 (c)		804	780
Western Digital Corp.:
2.85% 2/1/29		5,455	4,820
3.1% 2/1/32 (d)		2,295	1,920
4.75% 2/15/26		300	296
Wolfspeed, Inc. 4.2917% 6/23/30 pay-in-kind (b)(c)(e)(j)		4,855	4,661
			181,966
Telecommunications - 4.9%
Altice Financing SA 5.75% 8/15/29 (c)		13,325	10,928
Altice France Holding SA 6% 2/15/28 (c)		3,268	868
Altice France SA:
5.125% 1/15/29 (c)		11,664	8,736
5.125% 7/15/29 (c)		9,500	7,106
5.5% 1/15/28 (c)		4,070	3,158
5.5% 10/15/29 (c)		50	37
AXIAN Telecom 7.375% 2/16/27 (c)		2,640	2,652
C&W Senior Finance Ltd. 6.875% 9/15/27 (c)		7,600	7,525
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)		524	498
5.625% 9/15/28 (c)		1,015	942
Consolidated Communications, Inc. 5% 10/1/28 (c)		2,530	2,340
Frontier Communications Holdings LLC:
5% 5/1/28 (c)		5,565	5,471
5.875% 11/1/29		3,564	3,482
8.75% 5/15/30 (c)		3,210	3,398
IHS Holding Ltd.:
5.625% 11/29/26 (c)		2,672	2,617
6.25% 11/29/28 (c)		615	576
IHS Netherlands Holdco BV 8% 9/18/27 (c)		2,850	2,847
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)		4,520	4,247
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)		3,809	3,207
6.75% 10/15/27 (c)		4,880	4,585
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)		1,055	791
3.875% 10/15/30 (c)		4,604	3,499
4% 4/15/31 (c)		384	290
4.25% 7/1/28 (c)		300	249
4.5% 4/1/30 (c)		2,255	1,804
4.625% 9/15/27 (c)		300	272
10.5% 5/15/30 (c)		7,137	7,806
11% 11/15/29 (c)		3,125	3,527
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (c)		5,831	4,140
Millicom International Cellular SA:
4.5% 4/27/31 (c)		1,349	1,211
5.125% 1/15/28 (c)		2,750	2,658
7.375% 4/2/32 (c)		1,620	1,655
Sable International Finance Ltd. 7.125% 10/15/32 (c)		4,540	4,555
SBA Communications Corp.:
3.125% 2/1/29		70	64
3.875% 2/15/27 (d)		200	194
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (c)		2,855	2,728
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)		9,090	7,615
ViaSat, Inc. 5.625% 9/15/25 (c)		5,933	5,856
Virgin Media Secured Finance PLC 4.5% 8/15/30 (c)		5,830	5,106
VMED O2 UK Financing I PLC:
4.25% 1/31/31 (c)		1,079	931
7.75% 4/15/32 (c)		1,360	1,362
Zayo Group Holdings, Inc. 4% 3/1/27 (c)(d)		4,765	4,241
			135,774
Textiles/Apparel - 0.1%
Crocs, Inc. 4.125% 8/15/31 (c)(d)		1,525	1,336
Kontoor Brands, Inc. 4.125% 11/15/29 (c)(d)		1,460	1,361
			2,697
Transportation Ex Air/Rail - 0.7%
Golar LNG Ltd.:
7% 10/20/25 (c)		4,760	4,799
7.75% 9/19/29 (Reg. S) (c)		4,000	3,979
Seaspan Corp. 5.5% 8/1/29 (c)		2,955	2,811
XPO, Inc.:
6.25% 6/1/28 (c)		800	812
7.125% 6/1/31 (c)(d)		1,330	1,377
7.125% 2/1/32 (c)(d)		4,620	4,799
Yinson Boronia Production BV 8.947% 7/31/42 (c)		1,320	1,398
			19,975
Utilities - 3.0%
Calpine Corp.:
4.625% 2/1/29 (c)		1,820	1,726
5% 2/1/31 (c)		1,000	944
5.125% 3/15/28 (c)		2,127	2,079
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)		6,515	5,816
3.75% 1/15/32 (c)(d)		670	594
4.75% 3/15/28 (c)		1,030	999
DPL, Inc.:
4.125% 7/1/25		3,760	3,727
4.35% 4/15/29		460	432
NextEra Energy Partners LP:
4.5% 9/15/27 (c)		1,528	1,467
7.25% 1/15/29 (c)(d)		265	273
NRG Energy, Inc.:
3.375% 2/15/29 (c)		5,740	5,234
3.625% 2/15/31 (c)		1,990	1,762
3.875% 2/15/32 (c)(d)		5	4
5.25% 6/15/29 (c)		5,350	5,228
5.75% 7/15/29		3,330	3,280
6% 2/1/33 (c)		3,020	3,003
6.25% 11/1/34 (c)		3,238	3,235
PG&E Corp.:
5% 7/1/28 (d)		2,190	2,136
5.25% 7/1/30		13,273	12,935
7.375% 3/15/55 (e)		2,412	2,491
Pike Corp.:
5.5% 9/1/28 (c)		1,937	1,898
8.625% 1/31/31 (c)		2,070	2,199
Vistra Operations Co. LLC:
5% 7/31/27 (c)		8,046	7,940
5.5% 9/1/26 (c)		2,040	2,034
5.625% 2/15/27 (c)		6,435	6,418
6.875% 4/15/32 (c)		3,030	3,133
7.75% 10/15/31 (c)		2,240	2,366
			83,353
TOTAL NONCONVERTIBLE BONDS			2,333,988
TOTAL CORPORATE BONDS (Cost $2,430,947)			2,381,704

U.S. Treasury Obligations - 2.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
3.75% 5/31/30	10,630	10,400
4% 2/15/34	59,268	57,995
TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,822)		68,395

Asset-Backed Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Agl Clo 5 Ltd. Series 2024-5A Class ERR, CME Term SOFR 3 Month Index + 6.350% 10.9674% 7/20/34 (c)(e)(f)	154	154
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 10.7901% 10/22/37 (c)(e)(f)	150	152
Bbam U.S. Clo Iv Ltd. Series 2024-4A Class D, CME Term SOFR 3 Month Index + 6.250% 11.5729% 7/15/39 (c)(e)(f)	250	252
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 Month Index + 6.750% 11.5989% 10/20/37 (c)(e)(f)	184	187
Carlyle U.S. Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 6.850% 11.4759% 4/25/37 (c)(e)(f)	250	254
Carlyle U.S. Clo 2024-6 Ltd. Series 2024-6A Class E, CME Term SOFR 3 Month Index + 5.750% 0% 10/25/37 (c)(e)(f)(g)	223	223
Carval Clo Xi-C Ltd. Series 2024-3A Class E, CME Term SOFR 3 Month Index + 6.350% 10.9214% 10/20/37 (c)(e)(f)	317	319
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 5.550% 10.1997% 10/15/36 (c)(e)(f)	285	288
Eaton Vance CLO, Ltd. Series 2024-1A Class D2, CME Term SOFR 3 Month Index + 4.500% 9.1559% 10/15/37 (c)(e)(f)	200	202
Golub Capital Partners Clo 76 B Lt Series 2024-76A Class E, CME Term SOFR 3 Month Index + 5.750% 10.4919% 10/25/37 (c)(e)(f)	175	176
Invesco U.S. Clo 2023-2 Ltd. Series 2023-2A Class F, CME Term SOFR 3 Month Index + 7.580% 12.1974% 4/21/36 (c)(e)(f)	423	418
Magnetite Xxix Ltd. Series 2024-29A Class ER, CME Term SOFR 3 Month Index + 6.000% 11.2417% 7/15/37 (c)(e)(f)	150	152
Midocean Credit Clo Xii Ltd. Series 2024-12A Class ER, CME Term SOFR 3 Month Index + 6.650% 11.2824% 4/18/36 (c)(e)(f)	424	428
Midocean Credit Clo Xv Ltd. Series 2024-15A Class E, CME Term SOFR 3 Month Index + 6.250% 10.8674% 7/21/37 (c)(e)(f)	250	251
Midocean Credit Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/20/37 (c)(e)(f)(g)	222	222
Neuberger Berman Loan Advisers Series 2024-2A Class E, CME Term SOFR 3 Month Index + 7.500% 12.1174% 4/20/38 (c)(e)(f)	791	801
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 11.2908% 7/20/37 (c)(e)(f)	200	203
OCP CLO Ltd.:
Series 2021-21A Class E, CME Term SOFR 3 Month Index + 6.540% 11.159% 7/20/34 (c)(e)(f)	425	426
Series 2024-11A Class ER2, CME Term SOFR 3 Month Index + 6.820% 11.4372% 4/26/36 (c)(e)(f)	560	562
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 10.2529% 10/20/37 (c)(e)(f)	285	289
Palmer Square Ln Funding 2024-2 Lt Series 2024-2A Class D, CME Term SOFR 3 Month Index + 4.700% 6.2% 1/15/33 (c)(e)(f)(g)	285	285
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 10.5928% 10/15/39 (c)(e)(f)	150	150
TOTAL ASSET-BACKED SECURITIES (Cost $6,342)		6,394

Commercial Mortgage Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 7.7185% 6/15/38 (c)(e)(f)	1,878	1,853
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (c)(e)	1,700	1,605
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,318)		3,458

Common Stocks - 1.9%
	Shares	Value ($) (000s)
Automotive & Auto Parts - 0.0%
Aptiv PLC (k)	20,100	1,142
UC Holdings, Inc. (b)(k)	3,510	1
TOTAL AUTOMOTIVE & AUTO PARTS		1,143
Energy - 0.9%
California Resources Corp.	170	9
Cheniere Energy, Inc.	13,400	2,564
EP Energy Corp. (b)(k)	7,975	10
Forbes Energy Services Ltd. (b)(k)	47,062	0
Mesquite Energy, Inc. (b)(k)	213,506	18,031
Mesquite Energy, Inc. (b)(k)	3,543	287
Noble Corp. PLC:
warrants 2/4/28 (k)	600	9
warrants 2/4/28 (k)	600	6
PureWest Energy (b)(k)	105	0
South Bow Corp.	126,400	3,156
Superior Energy Services, Inc. Class A (b)	609	37
Tidewater, Inc. warrants 11/14/42 (k)	1,897	125
TOTAL ENERGY		24,234
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(k)(l)	125,816	78
Food & Drug Retail - 0.0%
Northeast Grocery, Inc. (b)(k)(l)	12,754	64
Southeastern Grocers, Inc. rights (b)(k)	1,243,047	803
TOTAL FOOD & DRUG RETAIL		867
Healthcare - 0.2%
Cano Health, Inc. (b)	271,705	3,320
Cano Health, Inc. warrants (b)(k)	14,480	57
Centene Corp. (k)	19,300	1,202
TOTAL HEALTHCARE		4,579
Hotels - 0.0%
Travelport Finance Luxembourg SARL (b)	7	17
Leisure - 0.0%
Topgolf Callaway Brands Corp. (k)	135,500	1,316
Services - 0.1%
CoreCivic, Inc. (k)	100,800	1,392
The GEO Group, Inc. (k)	90,800	1,378
TOTAL SERVICES		2,770
Steel - 0.0%
Vallourec SA (k)	82,400	1,349
Technology - 0.2%
Coherent Corp. (k)	22,600	2,089
ON Semiconductor Corp. (k)	31,600	2,227
TOTAL TECHNOLOGY		4,316
Telecommunications - 0.5%
GTT Communications, Inc. (b)(k)	113,281	6,123
Helios Towers PLC (k)	4,721,184	6,477
Intelsat Emergence SA (b)	2,308	79
TOTAL TELECOMMUNICATIONS		12,679
TOTAL COMMON STOCKS (Cost $40,069)		53,348

Bank Loan Obligations - 4.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.1%
Azorra Soar Tlb Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1324% 10/18/29 (e)(f)(m)	1,520	1,518
Air Transportation - 0.0%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.5352% 11/23/28 (b)(e)(f)(m)	189	189
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 11.7852% 11/23/29 (b)(e)(f)(m)	30	30
CME Term SOFR 3 Month Index + 8.000% 12.7852% 11/23/29 (b)(e)(f)(m)	257	257
TOTAL AIR TRANSPORTATION		476
Banks & Thrifts - 0.0%
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 0% 5/19/31 (e)(f)(m)(n)	295	293
Broadcasting - 0.3%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 14.9441% 5/25/26 (e)(f)(m)	5,064	4,359
Tranche DIP term loan 10% 8/2/27 (m)	2,353	2,476
Sinclair Television Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.2996% 9/30/26 (e)(f)(m)	1,716	1,654
TOTAL BROADCASTING		8,489
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (e)(f)(m)	75	70
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 8.9647% 10/4/29 (e)(f)(m)	1,076	1,074
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (e)(f)(m)	4,315	4,311
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.2227% 3/15/30 (e)(f)(m)	600	542
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/22/31 (e)(f)(m)	3,597	3,476
TOTAL CHEMICALS		9,473
Consumer Products - 0.2%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.9235% 9/24/28 (e)(f)(m)	1,476	1,475
Olaplex, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 0% 2/23/29 (e)(f)(m)(n)	610	589
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 6/29/28 (e)(f)(m)	1,508	1,425
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (e)(m)	1,735	1,484
TOTAL CONSUMER PRODUCTS		4,973
Diversified Financial Services - 0.0%
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 12/31/25 (b)(e)(f)(m)	241	241
Energy - 0.5%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4445% 2/7/28 (e)(f)(m)	6,567	6,569
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.8653% 8/27/28 (e)(f)(m)	3,299	3,101
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(f)(i)(m)	4,024	0
term loan 0% (b)(e)(i)(m)	1,718	0
Natgasoline LLC Tranche B, term loan CME Term SOFR 6 Month Index + 3.500% 9.016% 11/14/25 (e)(f)(m)	1,510	1,480
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5496% 3/25/28 (e)(f)(m)	2,914	2,769
TOTAL ENERGY		13,919
Food & Drug Retail - 0.1%
Upfield U.S.A. Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.76% 1/3/28 (e)(f)(j)(m)	1,520	1,516
Healthcare - 0.2%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.6037% 6/28/29 (e)(f)(m)	1,629	1,617
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6852% 9/24/31 (e)(f)(m)	1,150	1,124
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.3434% 7/1/31 (e)(f)(m)	2,459	2,364
TOTAL HEALTHCARE		5,105
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.0092% 11/6/30 (e)(f)(m)	5	5
Truist Insurance Holdings LLC 2L, term loan CME Term SOFR 3 Month Index + 4.750% 9.3537% 5/6/32 (e)(f)(m)	80	81
TOTAL INSURANCE		86
Leisure - 0.7%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 11.3537% 6/14/32 (e)(f)(m)	535	532
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8322% 7/21/30 (e)(f)(m)	6,340	6,261
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.8653% 9/18/26 (e)(f)(m)	4,437	4,440
Crown Finance U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 0% 10/31/31 (e)(f)(m)(n)	605	601
United PF Holdings LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 12/30/26 (e)(f)(m)	8,318	7,990
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.500% 13.347% 12/30/26 (e)(f)(m)	805	781
TOTAL LEISURE		20,605
Metals/Mining - 0.1%
American Rock Salt Co. LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (e)(f)(m)	972	810
CME Term SOFR 3 Month Index + 6.500% 2% 6/12/28 (e)(f)(j)(m)	305	305
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.500% 11.8736% 6/12/28 (e)(f)(m)	285	285
TOTAL METALS/MINING		1,400
Publishing/Printing - 0.0%
Clear Channel International BV Tranche B 1LN, term loan 7.5% 4/1/27 (m)	120	118
Restaurants - 0.0%
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8537% 4/1/29 (e)(f)(m)	835	811
Services - 1.0%
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 2/10/31 (e)(f)(m)	1,115	1,101
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.5352% 12/10/29 (e)(f)(m)	1,590	1,561
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (e)(f)(m)	2,384	2,351
CACI International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 0% 10/17/31 (e)(f)(m)(n)	70	70
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 6/2/28 (e)(f)(m)	6,272	6,229
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.1813% 9/13/29 (b)(e)(f)(m)	4,916	4,916
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 0% 10/22/31 (e)(f)(m)(n)	520	519
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (e)(f)(m)	10,493	9,082
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.6886% 9/10/29 (e)(f)(m)	600	554
TOTAL SERVICES		26,383
Super Retail - 0.3%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/5/28 (e)(f)(m)	154	154
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6684% 6/6/31 (e)(f)(m)	8,727	8,594
TOTAL SUPER RETAIL		8,748
Technology - 0.5%
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.1813% 9/13/29 (b)(e)(f)(m)	115	115
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8867% 10/9/31 (e)(f)(m)	2,018	1,998
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.8867% 10/12/32 (e)(f)(m)	1,315	1,276
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 14.1572% 6/4/29 (e)(f)(m)	1,815	1,776
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 6/2/28 (e)(f)(m)	1,142	1,133
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.1829% 5/15/28 (e)(f)(m)	1,049	1,067
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.0496% 10/30/27 (e)(f)(m)	2,045	1,932
CME Term SOFR 1 Month Index + 4.250% 9.0352% 10/30/27 (e)(f)(m)	1,005	950
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% 10/27/31 (e)(f)(m)(n)	4,235	4,214
TOTAL TECHNOLOGY		14,461
TOTAL BANK LOAN OBLIGATIONS (Cost $121,041)		118,615

Preferred Securities - 1.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.7% (e)(o)	4,365	3,585
4.7% (e)(o)	4,475	4,070
Bank of America Corp.:
4.375% (e)(o)	100	96
5.875% (d)(e)(o)	5,575	5,668
Citigroup, Inc. 7.125% (e)(o)	2,655	2,809
Goldman Sachs Group, Inc. 6.125% (e)(o)	2,755	2,749
JPMorgan Chase & Co. 4.6% (e)(o)	3,885	3,911
M&T Bank Corp.:
3.5% (d)(e)(o)	615	563
5.125% (e)(o)	1,215	1,228
Tinkoff Bank JSC 6% (b)(c)(e)(i)(o)	100	5
TOTAL BANKS & THRIFTS		24,684
Diversified Financial Services - 0.2%
Aircastle Ltd. 5.25% (c)(e)(o)	5,175	5,122
Energy - 0.3%
Energy Transfer LP 6.625% (e)(o)	2,254	2,238
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.4897% (e)(f)(o)	7,273	7,375
TOTAL ENERGY		9,613
Homebuilders/Real Estate - 0.1%
Alliant Holdings LP 10% (b)(e)(o)	1,463	1,460
Services - 0.2%
Air Lease Corp.:
4.125% (e)(o)	5,559	5,249
6% (e)(o)	275	273
TOTAL SERVICES		5,522
TOTAL PREFERRED SECURITIES (Cost $40,380)		46,401

Other - 1.1%
	Shares	Value ($) (000s)
Other - 1.1%
Fidelity Private Credit Co. LLC (l)(p) (Cost $29,058)	2,921,548	29,449

Money Market Funds - 5.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.87% (q)	51,025,634	51,036
Fidelity Securities Lending Cash Central Fund 4.87% (q)(r)	107,695,770	107,707
TOTAL MONEY MARKET FUNDS (Cost $158,743)		158,743

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $2,898,720)	2,866,507
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(98,814)
NET ASSETS - 100.0%	2,767,693

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	111	Dec 2024	11,903	(292)	(292)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Currency Abbreviations
EUR	-	European Monetary Unit

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,010,122,000 or 72.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Non-income producing - Security is in default.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,542,000 and $3,412,000, respectively.

(k)	Non-income producing
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,591,000 or 1.1% of net assets.

(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Affiliated Fund
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Fidelity Private Credit Co. LLC	6/06/22	29,058

New Cotai LLC/New Cotai Capital Corp.	9/11/20	623

Northeast Grocery, Inc.	11/08/21	5

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	11,046	395,173	377,113	547	2	-	51,036	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	117,112	291,059	300,464	302	-	-	107,707	0.4%
Total	128,158	686,232	677,577	849	2	-	158,743

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	47,299	-	17,133	3,118	(62)	(655)	29,449
	47,299	-	17,133	3,118	(62)	(655)	29,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,556	6,477	-	79
Consumer Discretionary	2,554	2,458	-	96
Consumer Staples	867	-	-	867
Energy	25,583	7,087	131	18,365
Health Care	4,579	1,202	-	3,377
Industrials	2,770	2,770	-	-
Information Technology	10,439	4,316	-	6,123
Utilities	-	-	-	-

Corporate Bonds	2,381,704	-	2,376,656	5,048

U.S. Government and Government Agency Obligations	68,395	-	68,395	-

Asset-Backed Securities	6,394	-	6,394	-

Commercial Mortgage Securities	3,458	-	3,458	-

Bank Loan Obligations	118,615	-	112,867	5,748

Preferred Securities	46,401	-	44,936	1,465

Other	29,449	-	29,449	-

Money Market Funds	158,743	158,743	-	-
Total Investments in Securities:	2,866,507	183,053	2,642,286	41,168

Net Unrealized Appreciation on Unfunded Commitments	2,861	(134)	-	2,995
Total	2,861	(134)	-	2,995
Derivative Instruments: Liabilities
Futures Contracts	(292)	(292)	-	-
Total Liabilities	(292)	(292)	-	-
Total Derivative Instruments:	(292)	(292)	-	-
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$34,574
Net Realized Gain (Loss) on Investment Securities	870
Net Unrealized Gain (Loss) on Investment Securities	(709)
Cost of Purchases	15,635
Proceeds of Sales	(9,251)
Amortization/Accretion	49
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$41,168
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$(1,014)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(292)
Total Interest Rate Risk	0	(292)
Total Value of Derivatives	0	(292)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $103,843) - See accompanying schedule:
Unaffiliated issuers (cost $2,710,919)	$2,678,315
Fidelity Central Funds (cost $158,743)	158,743
Other affiliated issuers (cost $29,058)	29,449

Total Investment in Securities (cost $2,898,720)		$2,866,507
Segregated cash with brokers for derivative instruments		155
Cash		3,482
Receivable for investments sold
Regular delivery		17,998
Delayed delivery		1,212
Unrealized appreciation on unfunded commitments		2,995
Receivable for fund shares sold		4,056
Dividends receivable		1
Interest receivable		40,211
Distributions receivable from Fidelity Central Funds		291
Prepaid expenses		3
Receivable from investment adviser for expense reductions		44
Other receivables		1
Total assets		2,936,956
Liabilities
Payable for investments purchased
Regular delivery	$34,931
Delayed delivery	20,369
Unrealized depreciation on unfunded commitments	134
Payable for fund shares redeemed	1,745
Distributions payable	2,658
Accrued management fee	1,511
Distribution and service plan fees payable	46
Payable for daily variation margin on futures contracts	16
Other payables and accrued expenses	146
Collateral on securities loaned	107,707
Total liabilities		169,263
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$2,767,693
Net Assets consist of:
Paid in capital		$3,527,109
Total accumulated earnings (loss)		(759,416)
Net Assets		$2,767,693

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($134,995 ÷ 17,061 shares)(a)		$7.91
Maximum offering price per share (100/96.00 of $7.91)		$8.24
Class M :
Net Asset Value and redemption price per share ($33,325 ÷ 4,212 shares)(a)		$7.91
Maximum offering price per share (100/96.00 of $7.91)		$8.24
Class C :
Net Asset Value and offering price per share ($12,438 ÷ 1,571 shares)(a)		$7.92
Fidelity High Income Fund :
Net Asset Value, offering price and redemption price per share ($2,458,656 ÷ 310,565 shares)		$7.92
Class I :
Net Asset Value, offering price and redemption price per share ($57,648 ÷ 7,283 shares)		$7.92
Class Z :
Net Asset Value, offering price and redemption price per share ($70,631 ÷ 8,928 shares)		$7.91
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Dividends:
Affiliated issuers		$2,002
Interest		88,128
Income from Fidelity Central Funds (including $302 from security lending)		3,967
Total income		94,097
Expenses
Management fee	$8,893
Distribution and service plan fees	249
Custodian fees and expenses	13
Independent trustees' fees and expenses	5
Registration fees	52
Audit fees	67
Legal	47
Interest	5
Miscellaneous	45
Total expenses before reductions	9,376
Expense reductions	(202)
Total expenses after reductions		9,174
Net Investment income (loss)		84,923
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(33,886)
Fidelity Central Funds	2
Other affiliated issuers	(62)
Foreign currency transactions	2
Futures contracts	1,048
Total net realized gain (loss)		(32,896)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	128,934
Affiliated issuers	(655)
Unfunded commitments	2,861
Futures contracts	(292)
Total change in net unrealized appreciation (depreciation)		130,848
Net gain (loss)		97,952
Net increase (decrease) in net assets resulting from operations		$182,875
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$84,923	$170,092
Net realized gain (loss)	(32,896)	(136,100)
Change in net unrealized appreciation (depreciation)	130,848	180,171
Net increase (decrease) in net assets resulting from operations	182,875	214,163
Distributions to shareholders	(77,910)	(154,653)

Share transactions - net increase (decrease)	21,853	(315,100)
Total increase (decrease) in net assets	126,818	(255,590)

Net Assets
Beginning of period	2,640,875	2,896,465
End of period	$2,767,693	$2,640,875

Financial Highlights
Fidelity Advisor® High Income Fund Class A

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.61	$7.43	$7.91	$8.71	$7.93	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.237	.449	.387	.345	.368	.438
Net realized and unrealized gain (loss)	.280	.139	(.501)	(.760)	.772	(.908)
Total from investment operations	.517	.588	(.114)	(.415)	1.140	(.470)
Distributions from net investment income	(.217)	(.408)	(.366)	(.385)	(.360)	(.430)
Total distributions	(.217)	(.408)	(.366)	(.385)	(.360)	(.430)
Net asset value, end of period	$7.91	$7.61	$7.43	$7.91	$8.71	$7.93
Total Return C,D,E	6.86%	8.15%	(1.33)%	(5.02)%	14.56%	(5.63)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.99%	1.02%	.99%	.98%	.98%
Expenses net of fee waivers, if any	.95 % H	.98%	1.02%	.99%	.98%	.98%
Expenses net of all reductions	.95% H	.98%	1.02%	.99%	.98%	.98%
Net investment income (loss)	6.04% H	6.03%	5.19%	4.02%	4.32%	5.04%
Supplemental Data
Net assets, end of period (in millions)	$135	$118	$119	$132	$148	$144
Portfolio turnover rate I	59 % H,J	43%	35%	54%	62%	44% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® High Income Fund Class M

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.61	$7.43	$7.91	$8.71	$7.93	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.237	.449	.386	.345	.367	.438
Net realized and unrealized gain (loss)	.280	.139	(.500)	(.761)	.772	(.909)
Total from investment operations	.517	.588	(.114)	(.416)	1.139	(.471)
Distributions from net investment income	(.217)	(.408)	(.366)	(.384)	(.359)	(.429)
Total distributions	(.217)	(.408)	(.366)	(.384)	(.359)	(.429)
Net asset value, end of period	$7.91	$7.61	$7.43	$7.91	$8.71	$7.93
Total Return C,D,E	6.86%	8.15%	(1.34)%	(5.03)%	14.55%	(5.64)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	1.00%	1.03%	1.00%	.99%	.99%
Expenses net of fee waivers, if any	.95 % H	.98%	1.02%	1.00%	.99%	.99%
Expenses net of all reductions	.95% H	.98%	1.02%	1.00%	.99%	.99%
Net investment income (loss)	6.04% H	6.03%	5.18%	4.01%	4.31%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$33	$31	$29	$30	$36	$40
Portfolio turnover rate I	59 % H,J	43%	35%	54%	62%	44% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® High Income Fund Class C

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.61	$7.43	$7.91	$8.71	$7.93	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.208	.392	.330	.281	.302	.372
Net realized and unrealized gain (loss)	.290	.138	(.501)	(.763)	.772	(.909)
Total from investment operations	.498	.530	(.171)	(.482)	1.074	(.537)
Distributions from net investment income	(.188)	(.350)	(.309)	(.318)	(.294)	(.363)
Total distributions	(.188)	(.350)	(.309)	(.318)	(.294)	(.363)
Net asset value, end of period	$7.92	$7.61	$7.43	$7.91	$8.71	$7.93
Total Return C,D,E	6.60%	7.32%	(2.09)%	(5.75)%	13.68%	(6.35)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.71% H	1.76%	1.79%	1.76%	1.75%	1.75%
Expenses net of fee waivers, if any	1.69 % H	1.75%	1.79%	1.76%	1.75%	1.75%
Expenses net of all reductions	1.69% H	1.75%	1.79%	1.76%	1.75%	1.75%
Net investment income (loss)	5.29% H	5.26%	4.42%	3.25%	3.55%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$12	$10	$12	$17	$30	$36
Portfolio turnover rate I	59 % H,J	43%	35%	54%	62%	44% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® High Income Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.61	$7.43	$7.91	$8.71	$7.93	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.249	.471	.408	.371	.392	.464
Net realized and unrealized gain (loss)	.289	.138	(.500)	(.761)	.772	(.909)
Total from investment operations	.538	.609	(.092)	(.390)	1.164	(.445)
Distributions from net investment income	(.228)	(.429)	(.388)	(.410)	(.384)	(.455)
Total distributions	(.228)	(.429)	(.388)	(.410)	(.384)	(.455)
Net asset value, end of period	$7.92	$7.61	$7.43	$7.91	$8.71	$7.93
Total Return C,D	7.15%	8.46%	(1.04)%	(4.75)%	14.89%	(5.35)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68% G	.70%	.73%	.70%	.69%	.69%
Expenses net of fee waivers, if any	.66 % G	.69%	.73%	.70%	.69%	.69%
Expenses net of all reductions	.66% G	.69%	.73%	.70%	.69%	.69%
Net investment income (loss)	6.33% G	6.32%	5.48%	4.31%	4.61%	5.33%
Supplemental Data
Net assets, end of period (in millions)	$2,459	$2,367	$2,567	$3,181	$4,139	$3,871
Portfolio turnover rate H	59 % G,I	43%	35%	54%	62%	44% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® High Income Fund Class I

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.61	$7.43	$7.91	$8.71	$7.93	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.247	.465	.401	.390	.390	.458
Net realized and unrealized gain (loss)	.290	.137	(.499)	(.774)	.771	(.907)
Total from investment operations	.537	.602	(.098)	(.384)	1.161	(.449)
Distributions from net investment income	(.227)	(.422)	(.382)	(.416)	(.381)	(.451)
Total distributions	(.227)	(.422)	(.382)	(.416)	(.381)	(.451)
Net asset value, end of period	$7.92	$7.61	$7.43	$7.91	$8.71	$7.93
Total Return C,D	7.13%	8.35%	(1.12)%	(4.68)%	14.85%	(5.40)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72% G	.81%	.85%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.70 % G	.79%	.80%	.71%	.73%	.74%
Expenses net of all reductions	.70% G	.79%	.80%	.71%	.73%	.74%
Net investment income (loss)	6.29% G	6.22%	5.41%	4.29%	4.57%	5.28%
Supplemental Data
Net assets, end of period (in millions)	$58	$58	$111	$85	$4,010	$558
Portfolio turnover rate H	59 % G,I	43%	35%	54%	62%	44% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® High Income Fund Class Z

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.61	$7.43	$7.91	$8.71	$7.93	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.250	.476	.415	.378	.399	.464
Net realized and unrealized gain (loss)	.281	.138	(.502)	(.763)	.770	(.904)
Total from investment operations	.531	.614	(.087)	(.385)	1.169	(.440)
Distributions from net investment income	(.231)	(.434)	(.393)	(.415)	(.389)	(.460)
Total distributions	(.231)	(.434)	(.393)	(.415)	(.389)	(.460)
Net asset value, end of period	$7.91	$7.61	$7.43	$7.91	$8.71	$7.93
Total Return C,D	7.05%	8.53%	(.98)%	(4.68)%	14.96%	(5.30)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61% G	.65%	.66%	.64%	.63%	.63%
Expenses net of fee waivers, if any	.60 % G	.64%	.66%	.63%	.63%	.63%
Expenses net of all reductions	.60% G	.64%	.66%	.63%	.62%	.63%
Net investment income (loss)	6.39% G	6.37%	5.54%	4.37%	4.67%	5.39%
Supplemental Data
Net assets, end of period (in millions)	$71	$57	$58	$133	$250	$61
Portfolio turnover rate H	59 % G,I	43%	35%	54%	62%	44% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2024 was 11.38%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$28,907	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.5 - 12.3 / 6.6	Increase
		Market approach	Transaction price	$0.00	Increase
		Discounted cash flow	Discount rate	10.8%	Decrease
			Yield	12.2%	Decrease
		Recovery value	Recovery value	$0.22 - $0.65 / $0.65	Increase
		Black scholes	Discount rate	4.0% - 4.1% / 4.0%	Increase
			Term	2.3 - 4.7 / 4.6	Increase
			Volatility	50.0% - 58.0% / 57.8%	Increase
Corporate Bonds	$5,048	Market approach	Transaction price	$96.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$5.50 - $18.50 / $15.27	Increase
		Black scholes	Discount rate	4.1%	Increase
			Term	2.3	Increase
			Volatility	50.0%	Increase
Preferred Securities	$1,465	Indicative market price	Evaluated bid	$5.00	Increase
		Market approach	Transaction price	$98.50	Increase
Bank Loan Obligations	$5,748	Discounted cash flow	Yield	6.0% - 11.1% / 10.7%	Decrease
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$106,447
Gross unrealized depreciation	(114,187)
Net unrealized appreciation (depreciation)	$(7,740)
Tax cost	$2,873,955

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(131,937)
Long-term	(599,387)
Total capital loss carryforward	$(731,324)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity High Income Fund	Fidelity Private Credit Company LLC	12,276

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity High Income Fund	EchoStar Corp	1,263	(134)
Fidelity High Income Fund	EchoStar Corp. 10.75% 9/27/29	34,569	2,995

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Fund	634,455	741,142
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.72
Class C	.74
Fidelity High Income Fund	.67
Class I	.76
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Fidelity High Income Fund	.66
Class I	.70
Class Z	.60

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	155	2
Class M	- %	.25%	39	-
Class C	.75%	.25%	55	7
			249	9

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3
Class M	-A
Class CB	-A
3

A In the amount of less than five-hundred dollars.
B When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity High Income Fund	-A
A In the amount of less than five-hundred dollars.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity High Income Fund	Borrower	3,621	5.57%	5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity High Income Fund	7	2,377	1,144
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity High Income Fund	2
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity High Income Fund	32	-A	-

A In the amount of less than five-hundred dollars.
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until August 31, 2025. During the period, this waiver reduced the Fund's management fee by $161.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $16.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity High Income Fund
Distributions to shareholders
Class A	$3,435	$6,406
Class M	878	1,588
Class C	264	511
Fidelity High Income Fund	69,971	138,880
Class I	1,619	3,849
Class Z	1,743	3,419
Total	$77,910	$154,653
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2024	Year ended April 30, 2024	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity High Income Fund
Class A
Shares sold	1,667	1,472	$13,120	$11,040
Issued in exchange for the shares of the Acquired Fund(s)	999	-	7,914	-
Reinvestment of distributions	403	781	3,151	5,837
Shares redeemed	(1,569)	(2,774)	(12,272)	(20,682)
Net increase (decrease)	1,500	(521)	$11,913	$(3,805)
Class M
Shares sold	187	483	$1,444	$3,664
Issued in exchange for the shares of the Acquired Fund(s)	324	-	2,567	-
Reinvestment of distributions	99	187	772	1,397
Shares redeemed	(420)	(546)	(3,284)	(4,097)
Net increase (decrease)	190	124	$1,499	$964
Class C
Shares sold	293	216	$2,288	$1,615
Issued in exchange for the shares of the Acquired Fund(s)	140	-	1,111	-
Reinvestment of distributions	32	65	254	488
Shares redeemed	(218)	(613)	(1,700)	(4,572)
Net increase (decrease)	247	(332)	$1,953	$(2,469)
Fidelity High Income Fund
Shares sold	15,910	32,505	$124,635	$243,092
Issued in exchange for the shares of the Acquired Fund(s)	7,109	-	56,301	-
Reinvestment of distributions	7,000	14,572	54,747	108,893
Shares redeemed	(30,585)	(81,405)	(237,738)	(606,074)
Net increase (decrease)	(566)	(34,328)	$(2,055)	$(254,089)
Class I
Shares sold	829	4,511	$6,443	$33,389
Issued in exchange for the shares of the Acquired Fund(s)	329	-	2,608	-
Reinvestment of distributions	198	483	1,550	3,617
Shares redeemed	(1,699)	(12,288)	(13,167)	(90,920)
Net increase (decrease)	(343)	(7,294)	$(2,566)	$(53,914)
Class Z
Shares sold	2,480	4,381	$19,533	$33,183
Reinvestment of distributions	203	420	1,584	3,141
Shares redeemed	(1,283)	(5,083)	(10,008)	(38,111)
Net increase (decrease)	1,400	(282)	$11,109	$(1,787)
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
15. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

16. Reorganization Information.
On September 13, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Global High Income Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Global High Income Fund	72,413	(1,545)
Class A			7,914	999	1.1121843434
Class M			2,567	324	1.1120833333
Class C			1,111	140	1.1123232323
Global High Income			56,301	7,109	1.1123106061
Class I			2,608	329	1.1123358586

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity High Income Fund	2,673,809	2,744,310

Pro forma results of operations of the combined entity for the entire period ended October 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$86,435
Total net realized gain (loss)	(33,612)
Total change in net unrealized appreciation (depreciation)	134,100
Net increase (decrease) in net assets resulting from operations	186,923

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since September 13, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.538299.127
SPH-SANN-1224
Fidelity® Women's Leadership Fund

Semi-Annual Report
October 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Women's Leadership Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.1%
Entertainment - 2.7%
Netflix, Inc. (a)	1,294	978,303
The Walt Disney Co.	30,880	2,970,656
		3,948,959
Interactive Media & Services - 3.4%
Alphabet, Inc.:
Class A	13,606	2,328,123
Class C	11,043	1,907,016
Pinterest, Inc. Class A (a)	26,489	842,085
		5,077,224
TOTAL COMMUNICATION SERVICES		9,026,183
CONSUMER DISCRETIONARY - 11.3%
Broadline Retail - 3.2%
Amazon.com, Inc. (a)	21,109	3,934,718
Etsy, Inc. (a)	16,691	858,585
		4,793,303
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	5,084	1,193,977
Starbucks Corp.	8,587	838,950
Vail Resorts, Inc.	3,674	608,745
		2,641,672
Household Durables - 0.9%
Taylor Morrison Home Corp. (a)	19,772	1,354,382
Specialty Retail - 4.5%
Aritzia, Inc. (a)	24,804	798,623
Best Buy Co., Inc.	8,978	811,881
Gap, Inc.	17,859	370,931
Lowe's Companies, Inc.	3,067	803,033
Ulta Beauty, Inc. (a)	3,839	1,416,514
Warby Parker, Inc. (a)	42,100	712,753
Williams-Sonoma, Inc.	13,665	1,832,886
		6,746,621
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	6,246	481,754
Tapestry, Inc.	16,738	794,218
		1,275,972
TOTAL CONSUMER DISCRETIONARY		16,811,950
CONSUMER STAPLES - 3.2%
Consumer Staples Distribution & Retail - 0.7%
Maplebear, Inc. (NASDAQ) (a)	22,629	997,939
Food Products - 0.9%
Bunge Global SA	7,158	601,415
The Hershey Co.	4,062	721,330
		1,322,745
Household Products - 0.8%
The Clorox Co.	7,794	1,235,739
Personal Care Products - 0.8%
elf Beauty, Inc. (a)	3,965	417,316
Estee Lauder Companies, Inc. Class A	11,829	815,491
		1,232,807
TOTAL CONSUMER STAPLES		4,789,230
ENERGY - 2.8%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	39,345	1,498,258
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp. (a)	28,844	746,483
EQT Corp.	19,051	696,124
Equinor ASA	23,836	566,396
Occidental Petroleum Corp.	14,120	707,553
		2,716,556
TOTAL ENERGY		4,214,814
FINANCIALS - 13.2%
Banks - 5.0%
Bank of America Corp.	40,694	1,701,823
Citigroup, Inc.	23,069	1,480,338
Huntington Bancshares, Inc.	61,822	963,805
JPMorgan Chase & Co.	10,416	2,311,519
Starling Bank Ltd. Series D (a)(b)(c)	34,700	141,838
U.S. Bancorp	16,404	792,477
		7,391,800
Capital Markets - 2.0%
Macquarie Group Ltd.	9,992	1,512,253
NASDAQ, Inc.	18,951	1,400,858
		2,913,111
Financial Services - 2.7%
Fidelity National Information Services, Inc.	14,313	1,284,305
MasterCard, Inc. Class A	3,241	1,619,171
WEX, Inc. (a)	6,741	1,163,497
		4,066,973
Insurance - 3.5%
Hartford Financial Services Group, Inc.	13,348	1,474,153
Marsh & McLennan Companies, Inc.	5,962	1,301,147
Progressive Corp.	9,995	2,427,086
		5,202,386
TOTAL FINANCIALS		19,574,270
HEALTH CARE - 12.8%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)	4,681	1,247,908
Exact Sciences Corp. (a)	12,234	843,290
Vertex Pharmaceuticals, Inc. (a)	1,805	859,144
Zai Lab Ltd. ADR (a)	8,171	246,928
		3,197,270
Health Care Equipment & Supplies - 3.6%
Hologic, Inc. (a)	30,357	2,454,971
Insulet Corp. (a)	6,340	1,467,900
Outset Medical, Inc. (a)	5,606	3,195
The Cooper Companies, Inc. (a)	14,048	1,470,545
		5,396,611
Health Care Providers & Services - 3.0%
Centene Corp. (a)	20,409	1,270,664
Cigna Group	6,868	2,162,115
Elevance Health, Inc.	2,335	947,450
		4,380,229
Life Sciences Tools & Services - 0.4%
ICON PLC (a)	2,572	571,267
Pharmaceuticals - 3.6%
GSK PLC sponsored ADR	19,283	708,843
Merck & Co., Inc.	6,681	683,600
Merck KGaA	7,192	1,189,111
UCB SA	9,975	1,918,334
Zoetis, Inc. Class A	5,070	906,415
		5,406,303
TOTAL HEALTH CARE		18,951,680
INDUSTRIALS - 11.5%
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	8,533	1,143,934
Commercial Services & Supplies - 0.5%
Millerknoll, Inc.	8,471	189,412
Veralto Corp.	5,132	524,439
		713,851
Electrical Equipment - 4.3%
Eaton Corp. PLC	4,444	1,473,542
GE Vernova LLC	5,202	1,569,235
nVent Electric PLC	11,078	826,086
Prysmian SpA	16,628	1,172,406
Regal Rexnord Corp.	5,949	990,746
Sunrun, Inc. (a)	28,290	408,791
		6,440,806
Ground Transportation - 0.3%
ArcBest Corp.	4,503	469,123
Machinery - 3.0%
Deere & Co.	3,274	1,324,955
Federal Signal Corp.	11,403	930,143
Otis Worldwide Corp.	10,119	993,686
Parker Hannifin Corp.	1,932	1,225,023
		4,473,807
Professional Services - 2.6%
Leidos Holdings, Inc.	8,774	1,607,046
ManpowerGroup, Inc.	9,334	586,642
Science Applications International Corp.	7,629	1,100,788
UL Solutions, Inc. Class A	10,873	564,961
		3,859,437
TOTAL INDUSTRIALS		17,100,958
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 1.5%
Arista Networks, Inc. (a)	5,571	2,152,857
Electronic Equipment, Instruments & Components - 1.7%
CDW Corp.	8,448	1,590,167
Insight Enterprises, Inc. (a)	5,668	991,447
		2,581,614
IT Services - 2.1%
Accenture PLC Class A	8,939	3,082,346
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices, Inc. (a)	11,275	1,624,389
First Solar, Inc. (a)	6,326	1,230,280
Marvell Technology, Inc.	22,821	1,828,190
Micron Technology, Inc.	13,037	1,299,137
NVIDIA Corp.	40,749	5,409,837
NXP Semiconductors NV	7,389	1,732,721
SolarEdge Technologies, Inc. (a)	15,293	260,899
Universal Display Corp.	4,362	786,556
		14,172,009
Software - 10.2%
Adobe, Inc. (a)	4,050	1,936,224
Gen Digital, Inc.	53,215	1,549,089
HubSpot, Inc. (a)	3,473	1,926,786
Intuit, Inc.	2,162	1,319,469
Microsoft Corp.	13,112	5,328,061
Pagerduty, Inc. (a)	23,600	426,216
Salesforce, Inc.	9,177	2,673,902
		15,159,747
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	28,769	6,499,202
Dell Technologies, Inc. Class C	7,170	886,427
		7,385,629
TOTAL INFORMATION TECHNOLOGY		44,534,202
MATERIALS - 3.8%
Chemicals - 1.8%
Cabot Corp.	10,363	1,117,442
Celanese Corp.	6,185	779,124
Eastman Chemical Co.	8,049	845,869
		2,742,435
Construction Materials - 0.7%
Summit Materials, Inc. Class A (a)	21,977	1,041,930
Containers & Packaging - 0.6%
Ball Corp.	14,758	874,412
Metals & Mining - 0.7%
ATI, Inc. (a)	11,955	630,148
Radius Recycling, Inc. Class A	21,665	350,756
		980,904
TOTAL MATERIALS		5,639,681
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Public Storage Operating Co.	3,161	1,040,159
Ventas, Inc.	27,568	1,805,428
		2,845,587
UTILITIES - 1.0%
Electric Utilities - 1.0%
NextEra Energy, Inc.	18,010	1,427,293
TOTAL COMMON STOCKS (Cost $107,689,584)		144,915,848

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Somatus, Inc. Series E (a)(b)(c) (Cost $350,799)	402	479,666

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (d) (Cost $3,148,749)	3,148,119	3,148,749

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $111,189,132)	148,544,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(56,934)
NET ASSETS - 100.0%	148,487,329

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $621,504 or 0.4% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	350,799

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	1,195,228	16,778,793	14,825,273	44,523	1	-	3,148,749	0.0%
Total	1,195,228	16,778,793	14,825,273	44,523	1	-	3,148,749

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,026,183	9,026,183	-	-
Consumer Discretionary	16,811,950	16,811,950	-	-
Consumer Staples	4,789,230	4,789,230	-	-
Energy	4,214,814	3,648,418	566,396	-
Financials	19,574,270	17,920,179	1,512,253	141,838
Health Care	19,431,346	18,951,680	-	479,666
Industrials	17,100,958	17,100,958	-	-
Information Technology	44,534,202	44,534,202	-	-
Materials	5,639,681	5,639,681	-	-
Real Estate	2,845,587	2,845,587	-	-
Utilities	1,427,293	1,427,293	-	-

Money Market Funds	3,148,749	3,148,749	-	-
Total Investments in Securities:	148,544,263	145,844,110	2,078,649	621,504
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $108,040,383)	$145,395,514
Fidelity Central Funds (cost $3,148,749)	3,148,749

Total Investment in Securities (cost $111,189,132)		$148,544,263
Cash		10,157
Foreign currency held at value (cost $22)		22
Receivable for fund shares sold		52,101
Dividends receivable		77,112
Distributions receivable from Fidelity Central Funds		14,077
Prepaid expenses		184
Total assets		148,697,916
Liabilities
Payable for fund shares redeemed	$95,819
Accrued management fee	74,700
Distribution and service plan fees payable	4,024
Audit fee payable	30,182
Other payables and accrued expenses	5,862
Total liabilities		210,587
Net Assets		$148,487,329
Net Assets consist of:
Paid in capital		$108,589,864
Total accumulated earnings (loss)		39,897,465
Net Assets		$148,487,329

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($8,952,125 ÷ 529,326 shares)(a)		$16.91
Maximum offering price per share (100/94.25 of $16.91)		$17.94
Class M :
Net Asset Value and redemption price per share ($1,312,376 ÷ 78,029 shares)(a)		$16.82
Maximum offering price per share (100/96.50 of $16.82)		$17.43
Class C :
Net Asset Value and offering price per share ($1,786,209 ÷ 108,135 shares)(a)		$16.52
Fidelity Women's Leadership Fund :
Net Asset Value, offering price and redemption price per share ($111,912,320 ÷ 6,583,395 shares)		$17.00
Class I :
Net Asset Value, offering price and redemption price per share ($14,632,324 ÷ 861,597 shares)		$16.98
Class Z :
Net Asset Value, offering price and redemption price per share ($9,891,975 ÷ 580,015 shares)		$17.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$841,950
Income from Fidelity Central Funds		44,523
Total income		886,473
Expenses
Management fee
Basic fee	$512,436
Performance adjustment	(70,534)
Distribution and service plan fees	23,281
Custodian fees and expenses	2,485
Independent trustees' fees and expenses	313
Registration fees	27,329
Audit fees	28,327
Legal	736
Miscellaneous	6,474
Total expenses		530,847
Net Investment income (loss)		355,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,596,439
Fidelity Central Funds	1
Foreign currency transactions	526
Total net realized gain (loss)		2,596,966
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,807,807
Assets and liabilities in foreign currencies	708
Total change in net unrealized appreciation (depreciation)		7,808,515
Net gain (loss)		10,405,481
Net increase (decrease) in net assets resulting from operations		$10,761,107
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$355,626	$929,366
Net realized gain (loss)	2,596,966	5,094,499
Change in net unrealized appreciation (depreciation)	7,808,515	19,668,828
Net increase (decrease) in net assets resulting from operations	10,761,107	25,692,693
Distributions to shareholders	(113,053)	(910,957)

Share transactions - net increase (decrease)	(10,418,111)	(24,021,691)
Total increase (decrease) in net assets	229,943	760,045

Net Assets
Beginning of period	148,257,386	147,497,341
End of period	$148,487,329	$148,257,386

Financial Highlights
Fidelity Advisor® Women's Leadership Fund Class A

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.81	$13.39	$13.18	$15.28	$9.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.06	.07	- D	- D	.04
Net realized and unrealized gain (loss)	1.08	2.42	.20	(1.70)	5.49	(.22)
Total from investment operations	1.10	2.48	.27	(1.70)	5.49	(.18)
Distributions from net investment income	-	(.06)	(.06)	- D	(.01)	(.02)
Distributions from net realized gain	-	-	-	(.40)	-	-
Total distributions	-	(.06)	(.06)	(.40)	(.01)	(.02)
Net asset value, end of period	$16.91	$15.81	$13.39	$13.18	$15.28	$9.80
Total Return E,F,G	6.96%	18.56%	2.10%	(11.46)%	56.03%	(1.84)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.96% J,K	1.03%	1.09%	1.10%	1.28%	2.50%
Expenses net of fee waivers, if any	.96 % J,K	1.02%	1.09%	1.10%	1.25%	1.25%
Expenses net of all reductions	.96% J,K	1.02%	1.09%	1.10%	1.24%	1.25%
Net investment income (loss)	.19% J,K	.38%	.57%	(.01)%	(.03)%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$8,952	$7,926	$6,104	$5,171	$2,865	$769
Portfolio turnover rate L	26 % K	33%	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Women's Leadership Fund Class M

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.74	$13.34	$13.14	$15.22	$9.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.02	.04	(.04)	(.04)	.01
Net realized and unrealized gain (loss)	1.09	2.41	.20	(1.69)	5.48	(.22)
Total from investment operations	1.08	2.43	.24	(1.73)	5.44	(.21)
Distributions from net investment income	-	(.03)	(.04)	-	- D	(.01)
Distributions from net realized gain	-	-	-	(.35)	-	-
Total distributions	-	(.03)	(.04)	(.35)	- D	(.01)
Net asset value, end of period	$16.82	$15.74	$13.34	$13.14	$15.22	$9.78
Total Return E,F,G	6.86%	18.22%	1.83%	(11.66)%	55.65%	(2.12)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.21% J,K	1.29%	1.37%	1.35%	1.52%	2.86%
Expenses net of fee waivers, if any	1.21 % J,K	1.29%	1.37%	1.35%	1.50%	1.50%
Expenses net of all reductions	1.21% J,K	1.29%	1.37%	1.35%	1.49%	1.50%
Net investment income (loss)	(.06)% J,K	.12%	.28%	(.27)%	(.28)%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,312	$1,333	$1,122	$1,054	$974	$443
Portfolio turnover rate L	26 % J	33%	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Women's Leadership Fund Class C

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.50	$13.18	$13.00	$15.09	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.05)	(.03)	(.11)	(.10)	(.04)
Net realized and unrealized gain (loss)	1.07	2.37	.21	(1.68)	5.45	(.22)
Total from investment operations	1.02	2.32	.18	(1.79)	5.35	(.26)
Distributions from net realized gain	-	-	-	(.30)	-	-
Total distributions	-	-	-	(.30)	-	-
Net asset value, end of period	$16.52	$15.50	$13.18	$13.00	$15.09	$9.74
Total Return D,E,F	6.58%	17.60%	1.38%	(12.12)%	54.93%	(2.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.71% I,J	1.79%	1.86%	1.84%	1.99%	3.36%
Expenses net of fee waivers, if any	1.71 % I,J	1.78%	1.86%	1.84%	1.99%	2.00%
Expenses net of all reductions	1.71% I,J	1.78%	1.86%	1.84%	1.98%	2.00%
Net investment income (loss)	(.56)% I,J	(.37)%	(.20)%	(.75)%	(.77)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,786	$1,745	$1,603	$1,540	$937	$468
Portfolio turnover rate K	26 % I	33%	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Women's Leadership Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.88	$13.45	$13.22	$15.31	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.09	.10	.03	.03	.06
Net realized and unrealized gain (loss)	1.09	2.43	.21	(1.70)	5.50	(.22)
Total from investment operations	1.13	2.52	.31	(1.67)	5.53	(.16)
Distributions from net investment income	(.01)	(.09)	(.08)	(.02)	(.03)	(.03)
Distributions from net realized gain	-	-	-	(.40)	-	-
Total distributions	(.01)	(.09)	(.08)	(.42)	(.03)	(.03)
Net asset value, end of period	$17.00	$15.88	$13.45	$13.22	$15.31	$9.81
Total Return D,E	7.13%	18.76%	2.37%	(11.25)%	56.44%	(1.63)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.66% H,I	.79%	.89%	.92%	1.10%	2.19%
Expenses net of fee waivers, if any	.66 % H,I	.78%	.89%	.90%	1.00%	1.00%
Expenses net of all reductions	.66% H,I	.78%	.89%	.90%	.99%	1.00%
Net investment income (loss)	.49% H,I	.63%	.76%	.18%	.22%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$111,912	$105,832	$115,107	$101,533	$98,888	$22,272
Portfolio turnover rate J	26 % H	33%	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Women's Leadership Fund Class I

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.87	$13.44	$13.21	$15.31	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.10	.11	.04	.03	.06
Net realized and unrealized gain (loss)	1.08	2.43	.21	(1.70)	5.51	(.22)
Total from investment operations	1.12	2.53	.32	(1.66)	5.54	(.16)
Distributions from net investment income	(.01)	(.10)	(.09)	(.04)	(.04)	(.03)
Distributions from net realized gain	-	-	-	(.40)	-	-
Total distributions	(.01)	(.10)	(.09)	(.44)	(.04)	(.03)
Net asset value, end of period	$16.98	$15.87	$13.44	$13.21	$15.31	$9.81
Total Return D,E	7.09%	18.88%	2.46%	(11.20)%	56.52%	(1.63)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67% H,I	.74%	.80%	.81%	.98%	2.22%
Expenses net of fee waivers, if any	.67 % H,I	.73%	.79%	.81%	.98%	1.00%
Expenses net of all reductions	.67% H,I	.73%	.79%	.81%	.97%	1.00%
Net investment income (loss)	.48% H,I	.68%	.86%	.28%	.24%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$14,632	$16,279	$13,381	$11,273	$3,874	$702
Portfolio turnover rate J	26 % I	33%	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Women's Leadership Fund Class Z

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.93	$13.49	$13.25	$15.35	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.12	.13	.06	.05	.08
Net realized and unrealized gain (loss)	1.09	2.44	.21	(1.71)	5.51	(.22)
Total from investment operations	1.14	2.56	.34	(1.65)	5.56	(.14)
Distributions from net investment income	(.02)	(.12)	(.10)	(.05)	(.04)	(.03)
Distributions from net realized gain	-	-	-	(.40)	-	-
Total distributions	(.02)	(.12)	(.10)	(.45)	(.04)	(.03)
Net asset value, end of period	$17.05	$15.93	$13.49	$13.25	$15.35	$9.83
Total Return D,E	7.16%	19.02%	2.59%	(11.13)%	56.63%	(1.43)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.55% H,I	.62%	.68%	.69%	.87%	1.88%
Expenses net of fee waivers, if any	.55 % H,I	.61%	.67%	.69%	.85%	.85%
Expenses net of all reductions	.55% H,I	.61%	.67%	.69%	.84%	.85%
Net investment income (loss)	.60% H,I	.80%	.98%	.40%	.37%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$9,892	$15,144	$10,181	$8,216	$9,043	$2,376
Portfolio turnover rate J	26 % I	33%	22%	48%	35%	52%

AFor the period May 1, 2019 (commencement of operations) through April 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Women's Leadership Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Women's Leadership Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$44,548,580
Gross unrealized depreciation	(7,331,509)
Net unrealized appreciation (depreciation)	$37,217,071
Tax cost	$111,327,192

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(335,872)
Long-term	-
Total capital loss carryforward	$(335,872)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Women's Leadership Fund	19,995,904	31,637,169

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Women's Leadership Fund	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Women's Leadership Fund	.67
Class I	.68
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Women's Leadership Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Women's Leadership Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.09) %.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	10,851	97
Class M	.25%	.25%	3,438	-
Class C	.75%	.25%	8,992	799
			23,281	896

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,853
Class M	116
Class CA	11
4,980

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Women's Leadership Fund	329

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Women's Leadership Fund	1,392,253	1,386,475	(173,390)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Women's Leadership Fund	106
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Women's Leadership Fund
Distributions to shareholders
Class A	$ -	$29,747
Class M	-	2,422
Fidelity Women's Leadership Fund	79,296	668,906
Class I	14,490	102,091
Class Z	19,267	107,791
Total	$113,053	$910,957
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2024	Year ended April 30, 2024	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Women's Leadership Fund
Class A
Shares sold	62,364	89,980	$1,041,586	$1,319,806
Reinvestment of distributions	-	1,938	-	28,972
Shares redeemed	(34,365)	(46,268)	(576,007)	(685,142)
Net increase (decrease)	27,999	45,650	$465,579	$663,636
Class M
Shares sold	2,024	3,512	$33,587	$51,358
Reinvestment of distributions	-	161	-	2,422
Shares redeemed	(8,652)	(3,117)	(145,823)	(44,710)
Net increase (decrease)	(6,628)	556	$(112,236)	$9,070
Class C
Shares sold	3,850	14,405	$63,462	$207,118
Shares redeemed	(8,316)	(23,441)	(133,036)	(334,953)
Net increase (decrease)	(4,466)	(9,036)	$(69,574)	$(127,835)
Fidelity Women's Leadership Fund
Shares sold	370,553	963,535	$6,216,277	$14,042,715
Reinvestment of distributions	4,417	41,573	72,832	618,490
Shares redeemed	(456,797)	(2,901,042)	(7,656,315)	(42,354,418)
Net increase (decrease)	(81,827)	(1,895,934)	$(1,367,206)	$(27,693,213)
Class I
Shares sold	87,031	365,609	$1,449,339	$5,078,142
Reinvestment of distributions	876	6,769	14,432	100,595
Shares redeemed	(252,323)	(342,100)	(4,248,787)	(4,790,855)
Net increase (decrease)	(164,416)	30,278	$(2,785,016)	$387,882
Class Z
Shares sold	94,791	425,187	$1,591,243	$6,183,243
Reinvestment of distributions	872	5,982	14,419	89,229
Shares redeemed	(466,322)	(235,141)	(8,155,320)	(3,533,703)
Net increase (decrease)	(370,659)	196,028	$(6,549,658)	$2,738,769
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Women's Leadership Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses associated with a wholly owned subsidiary, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through August 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9893106.105
WLF-SANN-1224
Fidelity® Healthy Future Fund

Semi-Annual Report
October 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Healthy Future Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.9%
The Walt Disney Co.	1,177	113,227
CONSUMER DISCRETIONARY - 14.6%
Automobiles - 5.5%
BYD Co. Ltd. (H Shares)	2,641	95,389
Rivian Automotive, Inc. Class A (a)	2,214	22,361
Tesla, Inc. (a)	2,339	584,399
		702,149
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A (a)	258	34,776
Cava Group, Inc. (a)	730	97,499
Chipotle Mexican Grill, Inc. (a)	2,138	119,236
Hilton Worldwide Holdings, Inc.	488	114,607
Sweetgreen, Inc. Class A (a)	550	19,855
		385,973
Specialty Retail - 2.0%
Chewy, Inc. Class A (a)	1,747	47,117
TJX Companies, Inc.	746	84,320
Ulta Beauty, Inc. (a)	319	117,705
		249,142
Textiles, Apparel & Luxury Goods - 4.1%
adidas AG	387	92,683
Crocs, Inc. (a)	331	35,688
Deckers Outdoor Corp. (a)	1,254	201,756
NIKE, Inc. Class B	1,265	97,569
On Holding AG (a)	1,901	90,145
		517,841
TOTAL CONSUMER DISCRETIONARY		1,855,105
CONSUMER STAPLES - 20.3%
Beverages - 0.4%
The Vita Coco Co., Inc. (a)	1,511	44,741
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	76	66,438
Sprouts Farmers Market LLC (a)	814	104,542
		170,980
Food Products - 4.4%
Danone SA	2,965	211,815
Freshpet, Inc. (a)	586	77,668
Nestle SA (Reg. S)	2,901	274,123
		563,606
Household Products - 8.1%
Colgate-Palmolive Co.	3,568	334,357
Procter & Gamble Co.	4,218	696,729
		1,031,086
Personal Care Products - 6.1%
elf Beauty, Inc. (a)	412	43,363
Estee Lauder Companies, Inc. Class A	1,009	69,560
Kenvue, Inc.	4,096	93,921
L'Oreal SA	147	55,150
Unilever PLC	7,189	438,544
Warpaint London PLC	9,820	68,630
		769,168
TOTAL CONSUMER STAPLES		2,579,581
FINANCIALS - 12.3%
Capital Markets - 1.2%
BlackRock, Inc.	156	153,041
Financial Services - 3.0%
Apollo Global Management, Inc.	2,646	379,066
Insurance - 8.1%
AIA Group Ltd.	47,941	378,366
Chubb Ltd.	881	248,830
Hartford Financial Services Group, Inc.	1,201	132,638
Marsh & McLennan Companies, Inc.	698	152,332
Reinsurance Group of America, Inc.	569	120,105
		1,032,271
TOTAL FINANCIALS		1,564,378
HEALTH CARE - 33.0%
Biotechnology - 8.2%
Alnylam Pharmaceuticals, Inc. (a)	368	98,105
Exact Sciences Corp. (a)	1,000	68,930
Gilead Sciences, Inc.	1,905	169,202
Regeneron Pharmaceuticals, Inc. (a)	298	249,784
Vertex Pharmaceuticals, Inc. (a)	963	458,369
		1,044,390
Health Care Equipment & Supplies - 6.2%
Abbott Laboratories	1,958	221,978
Boston Scientific Corp. (a)	2,492	209,378
DexCom, Inc. (a)	563	39,680
Insulet Corp. (a)	267	61,819
Penumbra, Inc. (a)	241	55,158
Terumo Corp.	3,738	71,191
The Cooper Companies, Inc. (a)	972	101,749
TransMedics Group, Inc. (a)	400	32,788
		793,741
Health Care Providers & Services - 5.5%
CVS Health Corp.	3,139	177,228
LifeStance Health Group, Inc. (a)	11,927	80,030
UnitedHealth Group, Inc.	780	440,310
		697,568
Life Sciences Tools & Services - 7.2%
Danaher Corp.	1,747	429,168
Thermo Fisher Scientific, Inc.	889	485,678
		914,846
Pharmaceuticals - 5.9%
Eli Lilly & Co.	275	228,179
Merck & Co., Inc.	1,064	108,868
UCB SA	1,875	360,589
Zoetis, Inc. Class A	305	54,528
		752,164
TOTAL HEALTH CARE		4,202,709
INDUSTRIALS - 4.8%
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	518	85,755
Ground Transportation - 2.5%
Uber Technologies, Inc. (a)	4,488	323,360
Industrial Conglomerates - 1.6%
Hitachi Ltd.	8,050	202,255
TOTAL INDUSTRIALS		611,370
INFORMATION TECHNOLOGY - 9.8%
Semiconductors & Semiconductor Equipment - 8.4%
NVIDIA Corp.	8,061	1,070,180
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	725	163,785
Samsung Electronics Co. Ltd. GDR (Reg. S)	18	19,062
		182,847
TOTAL INFORMATION TECHNOLOGY		1,253,027
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Welltower, Inc.	1,303	175,749
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	1,388	109,999
TOTAL COMMON STOCKS (Cost $10,220,339)		12,465,145

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (b) (Cost $106,867)	106,845	106,867

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $10,327,206)	12,572,012
NET OTHER ASSETS (LIABILITIES) - 1.2%	148,509
NET ASSETS - 100.0%	12,720,521

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	-	3,415,836	3,308,955	5,889	(14)	-	106,867	0.0%
Total	-	3,415,836	3,308,955	5,889	(14)	-	106,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	113,227	113,227	-	-
Consumer Discretionary	1,855,105	1,667,033	188,072	-
Consumer Staples	2,579,581	1,599,949	979,632	-
Financials	1,564,378	1,186,012	378,366	-
Health Care	4,202,709	4,131,518	71,191	-
Industrials	611,370	409,115	202,255	-
Information Technology	1,253,027	1,253,027	-	-
Real Estate	175,749	175,749	-	-
Utilities	109,999	109,999	-	-

Money Market Funds	106,867	106,867	-	-
Total Investments in Securities:	12,572,012	10,752,496	1,819,516	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,220,339)	$12,465,145
Fidelity Central Funds (cost $106,867)	106,867

Total Investment in Securities (cost $10,327,206)		$12,572,012
Cash		4,906
Foreign currency held at value (cost $32,200)		32,389
Receivable for investments sold		194,656
Receivable for fund shares sold		34,259
Dividends receivable		13,409
Reclaims receivable		7,163
Distributions receivable from Fidelity Central Funds		984
Prepaid expenses		14
Receivable from investment adviser for expense reductions		1,329
Total assets		12,861,121
Liabilities
Payable for investments purchased	$26,151
Payable for fund shares redeemed	78,703
Accrued management fee	9,091
Distribution and service plan fees payable	2,108
Audit fee payable	23,099
Other payables and accrued expenses	1,448
Total liabilities		140,600
Net Assets		$12,720,521
Net Assets consist of:
Paid in capital		$10,689,858
Total accumulated earnings (loss)		2,030,663
Net Assets		$12,720,521

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($984,462 ÷ 75,144 shares)(a)		$13.10
Maximum offering price per share (100/94.25 of $13.10)		$13.90
Class M :
Net Asset Value and redemption price per share ($3,243,890 ÷ 249,097 shares)(a)		$13.02
Maximum offering price per share (100/96.50 of $13.02)		$13.49
Class C :
Net Asset Value and offering price per share ($591,123 ÷ 45,954 shares)(a)		$12.86
Fidelity Healthy Future Fund :
Net Asset Value, offering price and redemption price per share ($7,541,875 ÷ 573,191 shares)		$13.16
Class I :
Net Asset Value, offering price and redemption price per share ($177,423 ÷ 13,481 shares)		$13.16
Class Z :
Net Asset Value, offering price and redemption price per share ($181,748 ÷ 13,773 shares)		$13.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$58,628
Interest		21
Income from Fidelity Central Funds		5,889
Total income		64,538
Expenses
Management fee	$49,460
Distribution and service plan fees	10,881
Custodian fees and expenses	1,392
Independent trustees' fees and expenses	22
Registration fees	29,258
Audit fees	22,013
Legal	3
Miscellaneous	765
Total expenses before reductions	113,794
Expense reductions	(40,643)
Total expenses after reductions		73,151
Net Investment income (loss)		(8,613)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,495)
Fidelity Central Funds	(14)
Foreign currency transactions	1,313
Total net realized gain (loss)		(6,196)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,009,059
Assets and liabilities in foreign currencies	283
Total change in net unrealized appreciation (depreciation)		1,009,342
Net gain (loss)		1,003,146
Net increase (decrease) in net assets resulting from operations		$994,533
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,613)	$6,724
Net realized gain (loss)	(6,196)	(98,055)
Change in net unrealized appreciation (depreciation)	1,009,342	913,735
Net increase (decrease) in net assets resulting from operations	994,533	822,404
Distributions to shareholders	(7,430)	(3,025)

Share transactions - net increase (decrease)	2,463,059	4,382,036
Total increase (decrease) in net assets	3,450,162	5,201,415

Net Assets
Beginning of period	9,270,359	4,068,944
End of period	$12,720,521	$9,270,359

Financial Highlights
Fidelity Advisor® Healthy Future Fund Class A

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$10.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss)	1.19	1.36	.58
Total from investment operations	1.18	1.35	.57
Net asset value, end of period	$13.10	$11.92	$10.57
Total Return D,E,F	9.90%	12.77%	5.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.03% I,J	3.08%	9.78% J,K
Expenses net of fee waivers, if any	1.31 % I,J	1.29%	1.29% J
Expenses net of all reductions	1.30% I,J	1.29%	1.29% J
Net investment income (loss)	(.21)% I,J	(.05)%	(.09)% J
Supplemental Data
Net assets, end of period (000 omitted)	$984	$854	$205
Portfolio turnover rate L	48 % J	37%	68% J

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Healthy Future Fund Class M

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$10.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.03)	(.03)
Net realized and unrealized gain (loss)	1.19	1.35	.57
Total from investment operations	1.16	1.32	.54
Net asset value, end of period	$13.02	$11.86	$10.54
Total Return D,E,F	9.78%	12.52%	5.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.24% I,J	3.46%	10.17% I,K
Expenses net of fee waivers, if any	1.55 % I,J	1.54%	1.54% I
Expenses net of all reductions	1.55% I,J	1.53%	1.54% I
Net investment income (loss)	(.46)% I,J	(.29)%	(.34)% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,244	$1,565	$136
Portfolio turnover rate L	48 % I	37%	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Healthy Future Fund Class C

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$10.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.09)	(.08)
Net realized and unrealized gain (loss)	1.17	1.35	.57
Total from investment operations	1.11	1.26	.49
Net asset value, end of period	$12.86	$11.75	$10.49
Total Return D,E,F	9.45%	12.01%	4.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.76% I,J	3.94%	10.48% I,K
Expenses net of fee waivers, if any	2.06 % I,J	2.04%	2.04% I
Expenses net of all reductions	2.05% I,J	2.03%	2.04% I
Net investment income (loss)	(.96)% I,J	(.80)%	(.84)% I
Supplemental Data
Net assets, end of period (000 omitted)	$591	$262	$130
Portfolio turnover rate L	48 % I	37%	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Healthy Future Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.97	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.02	.02
Net realized and unrealized gain (loss)	1.20	1.37	.57
Total from investment operations	1.20	1.39	.59
Distributions from net investment income	(.01)	(.01)	-
Total distributions	(.01)	(.01)	-
Net asset value, end of period	$13.16	$11.97	$10.59
Total Return E,F	10.05%	13.12%	5.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.73% I,J	2.79%	9.38% I,K
Expenses net of fee waivers, if any	1.06 % I,J	1.04%	1.04% I
Expenses net of all reductions	1.05% I,J	1.04%	1.04% I
Net investment income (loss)	.04% I,J	.20%	.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,542	$6,309	$3,376
Portfolio turnover rate L	48 % I	37%	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Healthy Future Fund Class I

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.97	$10.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.02	.02
Net realized and unrealized gain (loss)	1.20	1.37	.57
Total from investment operations	1.20	1.39	.59
Distributions from net investment income	(.01)	(.01)	-
Total distributions	(.01)	(.01)	-
Net asset value, end of period	$13.16	$11.97	$10.59
Total Return E,F	10.02%	13.12%	5.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.73% I,J	2.82%	9.48% I,K
Expenses net of fee waivers, if any	1.06 % I,J	1.04%	1.05% I
Expenses net of all reductions	1.05% I,J	1.04%	1.04% I
Net investment income (loss)	.04% I,J	.20%	.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$177	$159	$115
Portfolio turnover rate L	48 % I	37%	68% I

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Healthy Future Fund Class Z

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.00	$10.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.04	.03
Net realized and unrealized gain (loss)	1.21	1.36	.58
Total from investment operations	1.22	1.40	.61
Distributions from net investment income	(.02)	(.01)	-
Total distributions	(.02)	(.01)	-
Net asset value, end of period	$13.20	$12.00	$10.61
Total Return D,E	10.18%	13.19%	6.10%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.71% H,I	2.60%	9.34% H,J
Expenses net of fee waivers, if any	.91 % H,I	.89%	.90% H
Expenses net of all reductions	.90% H,I	.89%	.89% H
Net investment income (loss)	.19% H,I	.35%	.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$182	$122	$107
Portfolio turnover rate K	48 % H	37%	68% H

AFor the period May 24, 2022 (commencement of operations) through April 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Healthy Future Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Healthy Future Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,617,749
Gross unrealized depreciation	(408,065)
Net unrealized appreciation (depreciation)	$2,209,684
Tax cost	$10,362,328

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(158,215)
Long-term	-
Total capital loss carryforward	$(158,215)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Healthy Future Fund	4,954,257	2,749,998
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Fidelity Healthy Future Fund	.87
Class I	.85
Class Z	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Fidelity Healthy Future Fund	.82
Class I	.85
Class Z	.71

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,233	222
Class M	.25%	.25%	6,860	223
Class C	.75%	.25%	2,788	789
			10,881	1,234
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	492
Class M	449
Class CA	5
946

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Healthy Future Fund	28

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Healthy Future Fund	807,805	188,308	(30,267)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Healthy Future Fund	8
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2025. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	3,546
Class M	1.55%	9,410
Class C	2.05%	1,952
Fidelity Healthy Future Fund	1.05%	24,263
Class I	1.05%	513
Class Z	.90%	742
		40,426
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $217.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Healthy Future Fund
Distributions to shareholders
Fidelity Healthy Future Fund	7,004	2,853
Class I	95	91
Class Z	331	81
Total	$7,430	$3,025
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2024	Year ended April 30, 2024	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Healthy Future Fund
Class A
Shares sold	10,419	60,658	$134,653	$668,918
Shares redeemed	(6,909)	(8,451)	(91,020)	(96,085)
Net increase (decrease)	3,510	52,207	$43,633	$572,833
Class M
Shares sold	121,941	128,604	$1,534,464	$1,431,236
Shares redeemed	(4,824)	(9,527)	(62,041)	(104,174)
Net increase (decrease)	117,117	119,077	$1,472,423	$1,327,062
Class C
Shares sold	26,858	10,734	$330,808	$123,647
Shares redeemed	(3,176)	(807)	(41,026)	(8,515)
Net increase (decrease)	23,682	9,927	$289,782	$115,132
Fidelity Healthy Future Fund
Shares sold	152,884	403,281	$2,003,285	$4,519,404
Reinvestment of distributions	482	215	6,247	2,296
Shares redeemed	(107,386)	(195,003)	(1,400,845)	(2,184,086)
Net increase (decrease)	45,980	208,493	$608,687	$2,337,614
Class I
Shares sold	2,908	4,013	$39,191	$47,126
Reinvestment of distributions	7	9	95	91
Shares redeemed	(2,761)	(1,579)	(35,284)	(18,393)
Net increase (decrease)	154	2,443	$4,002	$28,824
Class Z
Shares sold	7,701	47	$96,922	$490
Reinvestment of distributions	17	8	224	81
Shares redeemed	(4,074)	-	(52,614)	-
Net increase (decrease)	3,644	55	$44,532	$571
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Healthy Future Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the period ended September 30, 2023 and below the competitive median of the asset size peer group for the period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the similar sales load structure group for the period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2023. The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management. The Board considered the fund's small size and noted that Fidelity anticipates that the total expense ratio will decrease as assets grow.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, 0.90%, and 1.05% through August 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9904958.102
HWF-SANN-1224
Fidelity® Short Duration High Income Fund

Semi-Annual Report
October 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Short Duration High Income Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 79.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.4%
Automotive & Auto Parts - 0.1%
Rivian Automotive, Inc. 3.625% 10/15/30	527,000	407,582
Broadcasting - 0.7%
DISH Network Corp. 3.375% 8/15/26	2,000,000	1,679,226
Diversified Financial Services - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	10,000	9,055
Energy - 0.1%
Sunnova Energy International, Inc. 0.25% 12/1/26	263,000	170,753
Homebuilders/Real Estate - 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	510,000	441,915
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	10,615
		452,530
Leisure - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	30,000	62,115
Technology - 0.3%
BlackLine, Inc. 1% 6/1/29 (b)	40,000	41,620
Global Payments, Inc. 1.5% 3/1/31 (b)	348,000	331,818
Wolfspeed, Inc. 1.875% 12/1/29	648,000	322,704
		696,142
TOTAL CONVERTIBLE BONDS		3,477,403
Nonconvertible Bonds - 78.3%
Aerospace - 3.0%
Bombardier, Inc.:
6% 2/15/28 (b)	125,000	124,860
7.875% 4/15/27 (b)	494,000	494,974
Howmet Aerospace, Inc. 5.9% 2/1/27	455,000	466,125
Rolls-Royce PLC 5.75% 10/15/27 (b)	475,000	484,601
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	210,000	233,115
TransDigm, Inc.:
5.5% 11/15/27	1,235,000	1,222,650
6.375% 3/1/29 (b)	1,160,000	1,177,446
6.75% 8/15/28 (b)	2,935,000	3,001,038
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	385,000	374,785
		7,579,594
Air Transportation - 2.1%
American Airlines, Inc. 7.25% 2/15/28 (b)(c)	380,000	386,250
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	1,400,000	1,395,793
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)	190,000	197,442
Rand Parent LLC 8.5% 2/15/30 (b)(c)	1,570,000	1,566,546
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (b)	325,000	202,032
8% 9/20/25 (b)	95,000	59,056
United Airlines, Inc. 4.375% 4/15/26 (b)	1,325,000	1,302,111
		5,109,230
Automotive & Auto Parts - 1.2%
Arko Corp. 5.125% 11/15/29 (b)	60,000	55,271
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	200,000	194,290
Belron UK Finance PLC 5.75% 10/15/29 (b)	370,000	370,810
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	180,000	184,253
Hudson Automotive Group 8% 5/15/32 (b)	140,000	146,358
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	485,000	513,051
8.375% 5/1/28 (b)	600,000	630,664
McLaren Finance PLC 7.5% 8/1/26 (b)	310,000	300,700
Phinia, Inc. 6.75% 4/15/29 (b)	180,000	183,745
Real Hero Merger Sub 2 6.25% 2/1/29 (b)	30,000	26,201
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	295,000	304,915
		2,910,258
Banks & Thrifts - 0.4%
Jane Street Group LLC/JSG Finance, Inc. 6.125% 11/1/32 (b)	345,000	345,223
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	270,000	277,242
Western Alliance Bancorp. 3% 6/15/31 (d)	520,000	480,381
		1,102,846
Broadcasting - 2.2%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (b)	140,000	119,645
7.875% 4/1/30 (b)	235,000	239,604
9% 9/15/28 (b)	1,025,000	1,076,583
DISH Network Corp. 11.75% 11/15/27 (b)	1,130,000	1,189,460
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	525,000	322,077
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	1,995,000	1,913,695
Univision Communications, Inc.:
4.5% 5/1/29 (b)	280,000	248,575
8% 8/15/28 (b)	370,000	376,011
		5,485,650
Building Materials - 0.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	245,000	240,561
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	355,000	373,527
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	195,000	198,212
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	405,000	407,609
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)	185,000	180,387
Star Holding LLC 8.75% 8/1/31 (b)	235,000	223,487
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	180,000	186,300
		1,810,083
Cable/Satellite TV - 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	2,425,000	2,374,469
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	200,000	194,684
		2,569,153
Capital Goods - 1.3%
ESAB Corp. 6.25% 4/15/29 (b)	1,190,000	1,210,954
Patrick Industries, Inc. 6.375% 11/1/32 (b)	375,000	370,860
Resideo Funding, Inc. 6.5% 7/15/32 (b)(c)	360,000	362,314
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	1,300,000	1,278,715
		3,222,843
Chemicals - 3.5%
Avient Corp. 6.25% 11/1/31 (b)	240,000	240,702
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	590,000	616,577
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	205,000	202,067
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	254,700	215,165
LSB Industries, Inc. 6.25% 10/15/28 (b)	240,000	232,182
Methanex Corp. 5.125% 10/15/27	900,000	875,879
NOVA Chemicals Corp.:
5% 5/1/25 (b)	1,005,000	1,000,701
5.25% 6/1/27 (b)	400,000	392,597
9% 2/15/30 (b)	110,000	117,158
Olympus Water U.S. Holding Corp. 7.25% 6/15/31 (b)	460,000	471,965
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	1,995,000	1,910,285
6.625% 5/1/29 (b)	300,000	291,249
SPCM SA 3.125% 3/15/27 (b)	395,000	375,761
The Chemours Co. LLC 5.375% 5/15/27	1,075,000	1,035,035
Tronox, Inc. 4.625% 3/15/29 (b)(c)	530,000	480,862
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	180,000	186,037
		8,644,222
Consumer Products - 2.3%
Coty, Inc. 5% 4/15/26 (b)	1,100,000	1,094,273
Kohl's Corp. 4.25% 7/17/25	70,000	69,098
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31 (b)	230,000	227,773
10.75% 6/30/32 (b)	205,000	191,004
Mattel, Inc. 5.875% 12/15/27 (b)	460,000	464,666
Newell Brands, Inc.:
5.7% 4/1/26	675,000	676,507
6.375% 5/15/30 (e)	280,000	281,280
6.625% 5/15/32 (e)	215,000	215,621
Tempur Sealy International, Inc. 4% 4/15/29 (b)	865,000	797,036
The Gates Corp. 6.875% 7/1/29 (b)	340,000	349,326
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	390,000	383,957
10.5% 5/15/29 (b)	825,000	833,366
Wayfair LLC 7.25% 10/31/29 (b)(c)	240,000	242,859
		5,826,766
Containers - 1.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	835,000	726,450
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)	460,000	464,106
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	525,000	539,438
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)(c)	610,000	599,950
Sealed Air Corp. 5% 4/15/29 (b)	1,500,000	1,448,954
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (b)(c)	515,000	520,473
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	450,000	448,656
		4,748,027
Diversified Financial Services - 4.2%
Azorra Finance Ltd. 7.75% 4/15/30 (b)	175,000	172,844
Capstone Borrower, Inc. 8% 6/15/30 (b)	125,000	130,643
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	225,000	214,875
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	200,000	212,950
Focus Financial Partners LLC 6.75% 9/15/31 (b)	360,000	357,640
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)	230,000	235,981
7.875% 12/1/30 (b)	385,000	405,590
Freedom Mortgage Corp. 6.625% 1/15/27 (b)	250,000	247,052
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	295,000	300,625
7.75% 5/15/26 (b)	1,240,000	1,261,783
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)	235,000	242,749
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	410,000	435,367
Hightower Holding LLC 6.75% 4/15/29 (b)	150,000	147,674
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	1,310,000	1,220,411
6.25% 5/15/26	750,000	737,164
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 6.625% 10/15/31 (b)	375,000	373,435
Jefferson Capital Holding 9.5% 2/15/29 (b)	185,000	196,776
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	350,000	349,986
Navient Corp. 6.75% 6/15/26	250,000	254,776
OneMain Finance Corp. 3.5% 1/15/27	2,450,000	2,338,228
PRA Group, Inc. 8.875% 1/31/30 (b)(c)	115,000	119,313
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)	285,000	292,410
Windstream Services LLC / Wind 8.25% 10/1/31 (b)	245,000	248,063
		10,496,335
Diversified Media - 0.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	425,000	397,800
Energy - 12.6%
Aethon United BR LP / Aethon United Finance Corp. 7.5% 10/1/29 (b)	305,000	307,115
Alpha Generation LLC 6.75% 10/15/32 (b)	290,000	294,074
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)	235,000	236,062
Ascent Resources - Utica LLC/ARU Finance Corp. 6.625% 10/15/32 (b)	100,000	99,052
Baytex Energy Corp. 7.375% 3/15/32 (b)	305,000	296,101
Berry Petroleum Co. LLC 7% 2/15/26 (b)	100,000	97,479
Buckeye Partners LP:
4.125% 3/1/25 (b)(c)	352,000	349,478
4.125% 12/1/27	1,400,000	1,338,405
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.375% 2/15/32 (b)(e)	405,000	402,201
California Resources Corp.:
7.125% 2/1/26 (b)(c)	97,000	97,316
8.25% 6/15/29 (b)	795,000	802,895
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	3,000	3,016
Canacol Energy Ltd. 5.75% 11/24/28 (b)	450,000	233,438
Cheniere Energy, Inc. 4.625% 10/15/28	625,000	612,504
Chord Energy Corp. 6.375% 6/1/26 (b)	100,000	100,214
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	525,000	525,049
Comstock Resources, Inc. 6.75% 3/1/29 (b)(c)	490,000	469,257
Continental Resources, Inc. 2.268% 11/15/26 (b)	100,000	94,327
CPI CG, Inc. 10% 7/15/29 (b)	125,000	130,938
CVR Energy, Inc. 8.5% 1/15/29 (b)	585,000	567,280
DCP Midstream Operating LP 5.375% 7/15/25	335,000	335,308
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	80,000	79,252
8.625% 3/15/29 (b)	740,000	759,270
Energy Transfer LP:
6% 2/1/29 (b)	560,000	568,705
7.375% 2/1/31 (b)	525,000	552,469
EnLink Midstream Partners LP 4.85% 7/15/26	525,000	522,721
EQM Midstream Partners LP:
6% 7/1/25 (b)	147,000	147,169
7.5% 6/1/27 (b)	850,000	869,086
EQT Corp. 3.125% 5/15/26 (b)	175,000	169,364
Expand Energy Corp.:
5.5% 2/1/26 (b)	180,000	179,683
5.7% 1/23/25 (f)	428,000	427,305
Genesis Energy LP/Genesis Energy Finance Corp.:
7.875% 5/15/32	115,000	115,081
8% 1/15/27	1,145,000	1,165,339
Harvest Midstream I LP 7.5% 5/15/32 (b)	430,000	440,266
Hess Midstream Operations LP 5.625% 2/15/26 (b)	900,000	897,836
HF Sinclair Corp. 6.375% 4/15/27 (c)	105,000	106,319
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)	230,000	234,653
Kinetik Holdings LP 6.625% 12/15/28 (b)	465,000	474,927
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	345,000	354,632
Kosmos Energy Ltd. 8.75% 10/1/31 (b)	200,000	195,250
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)	185,000	182,776
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	475,000	474,093
Matador Resources Co.:
6.25% 4/15/33 (b)(c)	125,000	122,329
6.5% 4/15/32 (b)(c)	400,000	396,146
Mesquite Energy, Inc. 7.25% (b)(g)(h)	135,000	0
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)	120,000	117,576
Murphy Oil Corp. 6% 10/1/32	245,000	235,917
Nabors Industries, Inc. 8.875% 8/15/31 (b)	295,000	278,900
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	555,000	514,109
6.75% 9/15/25 (b)	969,000	967,146
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)(c)	345,000	347,228
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)	285,000	294,862
NuStar Logistics LP 6% 6/1/26 (c)	150,000	150,118
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	580,000	579,009
Prairie Acquiror LP 9% 8/1/29 (b)	185,000	187,560
Precision Drilling Corp. 7.125% 1/15/26 (b)	376,000	375,458
Range Resources Corp. 4.875% 5/15/25	450,000	448,509
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)(c)	1,002,000	1,040,164
SM Energy Co. 6.625% 1/15/27	431,000	430,916
Summit Midstream Holdings LLC 8.625% 10/31/29 (b)	185,000	191,135
Sunnova Energy Corp. 5.875% 9/1/26 (b)	810,000	723,986
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	1,010,000	1,011,058
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	750,000	744,305
Talos Production, Inc. 9% 2/1/29 (b)(c)	100,000	102,993
Transocean Aquila Ltd. 8% 9/30/28 (b)	490,154	503,115
Transocean, Inc. 8.75% 2/15/30 (b)	552,500	572,478
Tullow Oil PLC 10.25% 5/15/26 (b)	485,000	445,594
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)	280,000	285,178
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	265,000	270,872
Venture Global LNG, Inc. 7% 1/15/30 (b)(c)	2,340,000	2,354,444
Western Midstream Operating LP 4.65% 7/1/26	1,300,000	1,288,803
		31,287,613
Entertainment/Film - 0.6%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)(c)	1,450,000	1,411,094
Environmental - 1.3%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	210,000	211,579
GFL Environmental, Inc.:
4% 8/1/28 (b)	1,200,000	1,134,910
6.75% 1/15/31 (b)	180,000	185,331
Madison IAQ LLC 4.125% 6/30/28 (b)(c)	700,000	664,374
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	915,000	933,916
		3,130,110
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	1,100,000	1,062,756
6.5% 2/15/28 (b)(c)	985,000	1,007,962
Parkland Corp. 6.625% 8/15/32 (b)	590,000	588,765
Walgreens Boots Alliance, Inc. 8.125% 8/15/29 (c)	160,000	159,574
		2,819,057
Food/Beverage/Tobacco - 1.4%
C&S Group Enterprises LLC 5% 12/15/28 (b)	380,000	314,536
Chobani Holdco II LLC 9.5% 10/1/29 pay-in-kind (b)(d)	200,000	206,329
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)	265,000	276,268
Fiesta Purchaser, Inc.:
7.875% 3/1/31 (b)	210,000	220,229
9.625% 9/15/32 (b)	135,000	141,109
KeHE Distributor / Nextwave 9% 2/15/29 (b)	345,000	357,234
Performance Food Group, Inc.:
5.5% 10/15/27 (b)	400,000	396,610
6.125% 9/15/32 (b)	360,000	361,506
Post Holdings, Inc.:
5.625% 1/15/28 (b)	125,000	126,021
6.25% 10/15/34 (b)	220,000	217,569
6.375% 3/1/33 (b)	235,000	232,494
Sigma Holdco BV 7.875% 5/15/26 (b)	120,000	118,844
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	100,000	99,611
U.S. Foods, Inc. 5.75% 4/15/33 (b)	215,000	211,728
United Natural Foods, Inc. 6.75% 10/15/28 (b)	95,000	91,675
Viking Baked Goods Acquisition Corp. 8.625% 11/1/31 (b)(e)	50,000	49,841
		3,421,604
Gaming - 3.3%
Affinity Interactive 6.875% 12/15/27 (b)	1,030,000	843,473
Boyd Gaming Corp. 4.75% 12/1/27 (c)	475,000	466,065
Caesars Entertainment, Inc.:
6% 10/15/32 (b)	370,000	360,908
8.125% 7/1/27 (b)	302,000	307,925
Churchill Downs, Inc.:
4.75% 1/15/28 (b)	300,000	291,052
6.75% 5/1/31 (b)	495,000	503,944
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	400,000	363,792
International Game Technology PLC 4.125% 4/15/26 (b)	825,000	813,139
Las Vegas Sands Corp. 3.5% 8/18/26	400,000	389,157
Light & Wonder International, Inc. 7% 5/15/28 (b)	1,000,000	1,004,245
Melco Resorts Finance Ltd. 5.25% 4/26/26 (b)	200,000	196,124
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	275,000	282,651
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	95,000	94,207
Station Casinos LLC 6.625% 3/15/32 (b)(c)	350,000	351,719
Studio City Finance Ltd. 5% 1/15/29 (b)	225,000	202,791
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)	715,000	709,370
4.625% 6/15/25 (b)	300,000	298,377
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	325,000	322,570
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 6.25% 3/15/33 (b)(c)	480,000	477,751
		8,279,260
Healthcare - 5.1%
1375209 BC Ltd. 9% 1/30/28 (b)	562,000	560,968
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	1,335,000	1,310,142
11% 9/30/28 (b)	850,000	782,136
14% 10/15/30 (b)	197,000	175,168
Centene Corp. 3% 10/15/30 (c)	210,000	181,892
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (b)	1,950,000	1,901,761
HAH Group Holding Co. LLC 9.75% 10/1/31 (b)	440,000	448,327
HCA Holdings, Inc. 5.875% 2/15/26	650,000	654,499
IQVIA, Inc. 5% 5/15/27 (b)	1,675,000	1,653,505
LifePoint Health, Inc. 11% 10/15/30 (b)	290,000	323,264
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	940,000	956,397
Molina Healthcare, Inc. 3.875% 5/15/32 (b)(c)	235,000	208,329
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	550,000	521,131
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	225,000	230,414
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	345,000	354,247
Tenet Healthcare Corp. 5.125% 11/1/27	2,300,000	2,280,566
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	100,000	101,998
		12,644,744
Homebuilders/Real Estate - 2.7%
Arcosa, Inc. 6.875% 8/15/32 (b)	120,000	123,164
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)(c)	185,000	190,185
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	919,000	909,815
Greystar Real Estate Partners 7.75% 9/1/30 (b)	230,000	240,991
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)	285,000	298,539
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)	70,000	75,406
Landsea Homes Corp. 8.875% 4/1/29 (b)	230,000	234,658
LGI Homes, Inc. 8.75% 12/15/28 (b)	195,000	205,431
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26 (c)	1,285,000	1,215,442
Railworks Holdings LP 8.25% 11/15/28 (b)	230,000	235,417
Rithm Capital Corp. 8% 4/1/29 (b)	140,000	139,698
Ryan Specialty Group LLC 5.875% 8/1/32 (b)	155,000	154,482
Safehold Operating Partnership LP 2.85% 1/15/32	710,000	602,120
Starwood Property Trust, Inc. 4.75% 3/15/25	1,500,000	1,495,893
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.5% 2/15/29 (b)	820,000	705,946
		6,827,187
Hotels - 0.3%
Hilton Domestic Operating Co., Inc. 5.875% 3/15/33 (b)(c)	360,000	360,753
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	230,000	230,057
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	160,000	163,902
		754,712
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc. 8.25% 2/1/29 (b)	230,000	233,744
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75% 10/15/27 (b)	30,000	29,888
6.75% 4/15/28 (b)	615,000	617,897
7% 1/15/31 (b)	200,000	201,347
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC 7.875% 11/1/29 (b)	250,000	249,750
		1,332,626
Leisure - 3.4%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	235,000	238,735
Carnival Corp.:
7.625% 3/1/26 (b)	2,430,000	2,446,993
10.5% 6/1/30 (b)	245,000	264,335
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	400,000	399,562
5.875% 2/15/27 (b)	525,000	524,456
6.25% 3/1/30 (b)	600,000	593,461
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	120,000	119,780
5.5% 8/31/26 (b)	1,435,000	1,436,616
5.5% 4/1/28 (b)	600,000	599,959
6.25% 3/15/32 (b)	230,000	234,490
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	550,000	546,723
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,000,000	1,079,977
		8,485,087
Metals/Mining - 1.8%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	90,000	93,839
Arsenal AIC Parent LLC 8% 10/1/30 (b)	110,000	115,623
Cleveland-Cliffs, Inc.:
6.75% 4/15/30 (b)	195,000	194,800
6.875% 11/1/29 (b)	125,000	125,485
7% 3/15/32 (b)(c)	350,000	350,396
7.375% 5/1/33 (b)	125,000	125,925
ERO Copper Corp. 6.5% 2/15/30 (b)	340,000	334,050
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	880,000	869,013
Mineral Resources Ltd. 9.25% 10/1/28 (b)	1,355,000	1,426,512
Novelis Corp. 3.25% 11/15/26 (b)	950,000	914,013
		4,549,656
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	690,000	688,047
Glatfelter Corp. 7.25% 11/15/31 (b)	175,000	173,513
Mercer International, Inc. 12.875% 10/1/28 (b)	25,000	26,471
		888,031
Publishing/Printing - 0.1%
Cimpress PLC 7.375% 9/15/32 (b)	285,000	280,581
Railroad - 0.1%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	355,000	358,102
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	675,000	643,372
5.625% 9/15/29 (b)	480,000	478,787
6.125% 6/15/29 (b)	345,000	351,023
Garden SpinCo Corp. 8.625% 7/20/30 (b)(c)	55,000	59,527
		1,532,709
Services - 6.2%
AECOM 5.125% 3/15/27	930,000	925,023
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	340,000	346,009
Aramark Services, Inc. 5% 4/1/25 (b)	1,025,000	1,022,756
Artera Services LLC 8.5% 2/15/31 (b)	1,415,000	1,402,335
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25% 1/15/30 (b)(c)	195,000	199,216
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	765,000	811,012
Camelot Finance SA 4.5% 11/1/26 (b)	950,000	933,224
CoreCivic, Inc.:
4.75% 10/15/27	35,000	33,348
8.25% 4/15/29	235,000	246,785
CoreLogic, Inc. 4.5% 5/1/28 (b)	590,000	554,021
Garda World Security Corp. 8.25% 8/1/32 (b)	235,000	233,782
Hertz Corp. 4.625% 12/1/26 (b)	195,000	147,310
Iron Mountain, Inc. 4.875% 9/15/27 (b)	475,000	466,848
Life Time, Inc.:
5.75% 1/15/26 (b)	425,000	424,766
6% 11/15/31 (b)(e)	500,000	497,877
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	360,000	334,800
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)(c)	875,000	875,210
Sabre GLBL, Inc. 8.625% 6/1/27 (b)	758,000	731,667
Service Corp. International 5.75% 10/15/32	240,000	235,759
Sotheby's 7.375% 10/15/27 (b)	215,000	209,242
Staples, Inc.:
10.75% 9/1/29 (b)	485,000	468,987
12.75% 1/15/30 (b)	340,000	270,206
The GEO Group, Inc.:
8.625% 4/15/29	230,000	240,581
10.25% 4/15/31	470,000	503,750
TriNet Group, Inc. 7.125% 8/15/31 (b)(c)	510,000	522,302
Uber Technologies, Inc. 7.5% 9/15/27 (b)	503,000	512,358
United Rentals North America, Inc.:
3.875% 11/15/27 (c)	550,000	529,452
6.125% 3/15/34 (b)(c)	585,000	589,882
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,265,000	1,261,877
		15,530,385
Super Retail - 1.4%
At Home Group, Inc. 4.875% 7/15/28 (b)	60,000	25,174
Carvana Co.:
4.875% 9/1/29 (b)	80,000	67,019
5.875% 10/1/28 (b)	115,000	103,363
EG Global Finance PLC 12% 11/30/28 (b)	1,610,000	1,790,154
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	225,000	226,009
Hanesbrands, Inc. 4.875% 5/15/26 (b)(c)	900,000	889,096
Sally Holdings LLC 6.75% 3/1/32 (c)	235,000	237,928
Specialty Building Products Holdings LLC 7.75% 10/15/29 (b)	100,000	101,988
Upbound Group, Inc. 6.375% 2/15/29 (b)	30,000	28,546
		3,469,277
Technology - 5.7%
Acuris Finance U.S.:
5% 5/1/28 (b)	1,250,000	1,128,116
9% 8/1/29 (b)	250,000	245,050
Amentum Holdings, Inc. 7.25% 8/1/32 (b)	275,000	284,836
Block, Inc. 6.5% 5/15/32 (b)	460,000	468,172
Central Parent LLC/CDK GLO II/CDK Finance Co. 8% 6/15/29 (b)	1,005,000	1,027,024
CommScope, Inc. 6% 3/1/26 (b)	775,000	756,561
Elastic NV 4.125% 7/15/29 (b)	225,000	208,210
Entegris, Inc. 4.75% 4/15/29 (b)	1,320,000	1,278,760
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	175,000	146,774
HTA Group Ltd. 7.5% 6/4/29 (b)	800,000	812,880
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	185,000	189,128
Lightning Power LLC 7.25% 8/15/32 (b)	220,000	228,875
Open Text Corp. 3.875% 2/15/28 (b)	1,700,000	1,599,000
Qorvo, Inc. 4.375% 10/15/29	1,350,000	1,272,837
Seagate HDD Cayman 8.25% 12/15/29	165,000	177,508
Sensata Technologies, Inc. 6.625% 7/15/32 (b)	250,000	253,284
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	2,000,000	1,992,051
UKG, Inc. 6.875% 2/1/31 (b)	285,000	291,986
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	625,000	594,822
Virtusa Corp. 7.125% 12/15/28 (b)	50,000	48,485
VM Consolidated, Inc. 5.5% 4/15/29 (b)	875,000	846,254
Wolfspeed, Inc. 4.2917% 6/23/30 pay-in-kind (b)(d)(h)(i)	440,000	422,400
		14,273,013
Telecommunications - 3.4%
Altice Financing SA 5% 1/15/28 (b)	670,000	566,583
Altice France SA 5.125% 7/15/29 (b)	250,000	186,988
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	15,000	14,851
Cogent Communications Group, Inc. 7% 6/15/27 (b)	675,000	682,162
Consolidated Communications, Inc. 5% 10/1/28 (b)	385,000	356,094
Frontier Communications Holdings LLC 5% 5/1/28 (b)	1,025,000	1,007,631
Hughes Satellite Systems Corp. 5.25% 8/1/26	525,000	479,570
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)	365,000	277,396
10.5% 5/15/30 (b)	260,000	284,375
11% 11/15/29 (b)	168,736	190,404
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	395,000	280,450
SBA Communications Corp. 3.875% 2/15/27 (c)	1,550,000	1,500,156
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	1,210,000	1,171,776
2.625% 4/15/26	320,000	309,781
ViaSat, Inc. 5.625% 9/15/25 (b)	790,000	779,703
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)	450,000	400,504
		8,488,424
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7.75% 9/19/29 (Reg. S) (b)	200,000	198,932
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	70,000	65,776
Seaspan Corp. 5.5% 8/1/29 (b)	645,000	613,532
XPO, Inc. 6.25% 6/1/28 (b)	470,000	477,103
		1,355,343
Utilities - 1.7%
Calpine Corp. 5.125% 3/15/28 (b)	750,000	733,001
NextEra Energy Partners LP 7.25% 1/15/29 (b)(c)	465,000	478,302
PG&E Corp.:
5% 7/1/28 (c)	460,000	448,660
7.375% 3/15/55 (d)	217,000	224,143
Pike Corp. 8.625% 1/31/31 (b)	275,000	292,181
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	120,000	120,639
Vistra Operations Co. LLC:
5% 7/31/27 (b)	825,000	814,147
5.625% 2/15/27 (b)	805,000	802,923
7.75% 10/15/31 (b)	255,000	269,375
		4,183,371
TOTAL NONCONVERTIBLE BONDS		195,204,793
TOTAL CORPORATE BONDS (Cost $193,843,327)		198,682,196

U.S. Treasury Obligations - 1.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes 1.5% 2/15/30 (Cost $3,635,252)	4,100,000	3,581,733

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Carlyle U.S. Clo 2024-6 Ltd. Series 2024-6A Class E, CME Term SOFR 3 Month Index + 5.750% 0% 10/25/37 (b)(d)(e)(j)	150,000	150,031
Palmer Square Ln Funding 2024-2 Lt Series 2024-2A Class D, CME Term SOFR 3 Month Index + 4.700% 6.2% 1/15/33 (b)(d)(e)(j)	250,000	250,000
TOTAL ASSET-BACKED SECURITIES (Cost $400,000)		400,031

Common Stocks - 0.2%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Limetree Bay Cayman Ltd. (h)(k)	80	5,282
Energy - 0.1%
California Resources Corp.	2	104
Forbes Energy Services Ltd. (h)(k)	6,468	1
Mesquite Energy, Inc. (h)(k)	1,922	162,342
TOTAL ENERGY		162,447
Healthcare - 0.1%
Cano Health, Inc. (h)	29,327	358,376
Cano Health, Inc. warrants (h)(k)	901	3,568
TOTAL HEALTHCARE		361,944
TOTAL COMMON STOCKS (Cost $798,947)		529,673

Bank Loan Obligations - 11.5%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3303% 6/3/28 (d)(j)(l)	436,318	425,140
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (d)(j)(l)	119,380	114,531
TOTAL AUTOMOTIVE & AUTO PARTS		539,671
Broadcasting - 1.1%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 14.9441% 5/25/26 (d)(j)(l)	420,000	361,498
Tranche DIP term loan 10% 8/2/27 (l)	41,611	43,796
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0496% 1/31/29 (d)(j)(l)	2,312,269	2,273,723
TOTAL BROADCASTING		2,679,017
Building Materials - 0.3%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5713% 2/25/29 (d)(j)(l)	255,000	253,776
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 8.8537% 4/29/29 (d)(j)(l)	490,000	485,526
TOTAL BUILDING MATERIALS		739,302
Chemicals - 1.3%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7852% 11/24/27 (d)(j)(l)	363,656	362,838
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.2852% 9/30/28 (d)(j)(l)	393,174	393,622
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (d)(j)(l)	398,000	374,403
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 8.9647% 10/4/29 (d)(j)(l)	363,839	363,158
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (d)(j)(l)	393,200	392,850
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 6/23/31 (d)(j)(l)	656,091	656,747
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.0854% 3/16/27 (d)(j)(l)	31,676	31,736
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 7.8537% 9/22/28 (d)(j)(l)	553,755	554,447
TOTAL CHEMICALS		3,129,801
Consumer Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 5/17/28 (d)(j)(l)	24,250	22,136
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(l)	259,109	221,539
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 7/8/31 (d)(j)(l)	15,000	14,994
TOTAL CONSUMER PRODUCTS		258,669
Diversified Financial Services - 0.5%
Dragon Buyer, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8537% 9/30/31 (d)(j)(l)	25,000	24,836
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7477% 4/21/28 (d)(j)(l)	828,090	828,711
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 7/18/31 (d)(j)(l)	345,000	343,492
TOTAL DIVERSIFIED FINANCIAL SERVICES		1,197,039
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (d)(g)(h)(l)	60,604	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(g)(h)(j)(l)	35,876	0
term loan 0% (d)(g)(h)(l)	15,000	0
TOTAL ENERGY		0
Environmental - 0.3%
LRS Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0496% 8/31/28 (d)(j)(l)	680,750	645,011
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Corp. Ii, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.1657% 8/2/28 (d)(j)(l)	192,701	184,452
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.1153% 3/31/28 (d)(j)(l)	53,213	53,232
TOTAL FOOD/BEVERAGE/TOBACCO		237,684
Gaming - 0.1%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.1852% 1/29/29 (d)(j)(l)	315,976	315,989
Healthcare - 1.1%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.6037% 6/28/29 (d)(j)(l)	175,823	174,504
Confluent Health LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7996% 11/30/28 (d)(h)(j)(l)	14,636	14,270
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 5/5/28 (d)(j)(l)	47,890	47,886
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2376% 4/15/31 (d)(j)(l)	438,402	438,709
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 10/23/28 (d)(j)(l)	1,236,443	1,237,271
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8354% 11/30/27 (d)(j)(l)	809,623	810,076
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 11/15/28 (d)(j)(l)	56,238	56,187
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2086% 10/1/28 (d)(j)(l)	29,100	28,642
TOTAL HEALTHCARE		2,807,545
Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.1852% 8/2/28 (d)(j)(l)	33,115	32,991
Insurance - 0.4%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7592% 9/19/31 (d)(j)(l)	380,697	378,794
Asurion LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7852% 8/19/28 (d)(j)(l)	363,769	360,263
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3537% 11/23/29 (d)(j)(l)	363,816	363,634
TOTAL INSURANCE		1,102,691
Leisure - 0.6%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8322% 7/21/30 (d)(j)(l)	522,925	516,388
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.2996% 5/28/28 (d)(j)(l)	387,000	386,930
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.8653% 6/1/28 (d)(j)(l)	24,188	24,239
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 12/30/26 (d)(j)(l)	513,655	493,433
TOTAL LEISURE		1,420,990
Metals/Mining - 0.3%
American Rock Salt Co. LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (d)(j)(l)	557,125	464,118
CME Term SOFR 3 Month Index + 6.500% 2% 6/12/28 (d)(i)(j)(l)	174,862	174,643
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.500% 11.8736% 6/12/28 (d)(j)(l)	163,464	163,260
TOTAL METALS/MINING		802,021
Paper - 0.4%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 7.8602% 4/13/29 (d)(j)(l)	963,925	961,274
Services - 1.8%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4465% 12/21/28 (d)(j)(l)	557,416	558,392
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5352% 5/14/28 (d)(j)(l)	1,445,841	1,442,342
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.5352% 12/10/29 (d)(j)(l)	20,000	19,633
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2852% 12/10/28 (d)(j)(l)	875,094	874,411
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (d)(j)(l)	262,357	258,668
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 9/30/28 (d)(j)(l)	14,550	14,575
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 6/2/28 (d)(j)(l)	48,500	48,171
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.5854% 8/1/29 (d)(j)(l)	29,925	29,951
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.7583% 4/11/29 (d)(j)(l)	405,310	373,899
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (d)(j)(l)	885,830	766,739
TOTAL SERVICES		4,386,781
Super Retail - 0.8%
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.847% 4/1/28 (d)(j)(l)	484,962	290,977
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/5/28 (d)(j)(l)	1,144,533	1,146,250
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6684% 6/6/31 (d)(j)(l)	502,675	495,009
TOTAL SUPER RETAIL		1,932,236
Technology - 1.4%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.418% 2/16/28 (d)(j)(l)	6,306	6,291
Applied Systems, Inc. Tranche 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8537% 2/23/32 (d)(j)(l)	5,000	5,136
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 2/15/29 (d)(j)(l)	844,707	841,362
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.6037% 3/29/29 (d)(j)(l)	1,815,450	1,814,633
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.5496% 3/31/29 (d)(j)(l)	80,000	76,480
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/31/28 (d)(j)(l)	14,513	14,491
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8867% 10/9/31 (d)(j)(l)	460,000	455,529
Maverick Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.4854% 5/18/28 (d)(j)(l)	291,019	289,927
TOTAL TECHNOLOGY		3,503,849
Telecommunications - 0.3%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1684% 11/30/27 (d)(j)(l)	475,197	473,515
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 10/2/27 (d)(j)(l)	250,000	245,720
TOTAL TELECOMMUNICATIONS		719,235
Textiles/Apparel - 0.2%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0496% 4/16/28 (d)(j)(l)	598,632	598,548
Utilities - 0.2%
WEC U.S. Holdings Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 1/20/31 (d)(j)(l)	600,770	601,064
TOTAL BANK LOAN OBLIGATIONS (Cost $28,617,937)		28,611,408

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
4.7% (d)(m)	220,000	200,107
4.7% (d)(m)	230,000	188,899
Citigroup, Inc. 7.125% (d)(m)	420,000	444,320
Goldman Sachs Group, Inc. 6.125% (d)(m)	120,000	119,751
Wells Fargo & Co. 7.625% (c)(d)(m)	290,000	314,545
TOTAL BANKS & THRIFTS		1,267,622
Diversified Financial Services - 0.2%
Charles Schwab Corp. 5.375% (d)(m)	515,000	516,825
TOTAL PREFERRED SECURITIES (Cost $1,560,924)		1,784,447

Money Market Funds - 12.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (n)	14,778,492	14,781,447
Fidelity Securities Lending Cash Central Fund 4.87% (n)(o)	15,646,113	15,647,677
TOTAL MONEY MARKET FUNDS (Cost $30,429,124)		30,429,124

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $259,285,511)	264,018,612
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(14,718,421)
NET ASSETS - 100.0%	249,300,191

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,016,324 or 65.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $468,195 and $456,243, respectively.

(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Non-income producing
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	9,395,617	70,913,770	65,528,053	372,675	113	-	14,781,447	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	62,474,528	46,826,851	28,423	-	-	15,647,677	0.1%
Total	9,395,617	133,388,298	112,354,904	401,098	113	-	30,429,124

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	162,447	104	-	162,343
Financials	5,282	-	-	5,282
Health Care	361,944	-	-	361,944

Corporate Bonds	198,682,196	-	198,259,796	422,400

U.S. Government and Government Agency Obligations	3,581,733	-	3,581,733	-

Asset-Backed Securities	400,031	-	400,031	-

Bank Loan Obligations	28,611,408	-	28,597,138	14,270

Preferred Securities	1,784,447	-	1,784,447	-

Money Market Funds	30,429,124	30,429,124	-	-
Total Investments in Securities:	264,018,612	30,429,228	232,623,145	966,239

Net Unrealized Appreciation on Unfunded Commitments	288,981	-	-	288,981
Total	288,981	-	-	288,981
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,077,371) - See accompanying schedule:
Unaffiliated issuers (cost $228,856,387)	$233,589,488
Fidelity Central Funds (cost $30,429,124)	30,429,124

Total Investment in Securities (cost $259,285,511)		$264,018,612
Cash		411,236
Receivable for investments sold		524,110
Unrealized appreciation on unfunded commitments		288,981
Receivable for fund shares sold		531,387
Interest receivable		3,286,259
Distributions receivable from Fidelity Central Funds		66,304
Prepaid expenses		275
Receivable from investment adviser for expense reductions		13,482
Other receivables		867
Total assets		269,141,513
Liabilities
Payable for investments purchased
Regular delivery	$1,867,630
Delayed delivery	1,850,000
Payable for fund shares redeemed	134,061
Distributions payable	148,067
Accrued management fee	137,039
Distribution and service plan fees payable	10,535
Other payables and accrued expenses	46,312
Collateral on securities loaned	15,647,678
Total liabilities		19,841,322
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$249,300,191
Net Assets consist of:
Paid in capital		$256,333,316
Total accumulated earnings (loss)		(7,033,125)
Net Assets		$249,300,191

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,547,226 ÷ 3,385,341 shares)(a)		$9.02
Maximum offering price per share (100/96.00 of $9.02)		$9.40
Class M :
Net Asset Value and redemption price per share ($2,825,633 ÷ 313,191 shares)(a)		$9.02
Maximum offering price per share (100/96.00 of $9.02)		$9.40
Class C :
Net Asset Value and offering price per share ($4,412,015 ÷ 488,909 shares)(a)		$9.02
Short Duration High Income :
Net Asset Value, offering price and redemption price per share ($196,903,898 ÷ 21,821,689 shares)		$9.02
Class I :
Net Asset Value, offering price and redemption price per share ($7,488,347 ÷ 829,823 shares)		$9.02
Class Z :
Net Asset Value, offering price and redemption price per share ($7,123,072 ÷ 790,051 shares)		$9.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$50,467
Interest		8,754,730
Income from Fidelity Central Funds (including $28,423 from security lending)		401,098
Total income		9,206,295
Expenses
Management fee	$777,340
Distribution and service plan fees	57,956
Custodian fees and expenses	5,732
Independent trustees' fees and expenses	473
Registration fees	88,837
Audit fees	37,044
Legal	491
Miscellaneous	3,300
Total expenses before reductions	971,173
Expense reductions	(27,130)
Total expenses after reductions		944,043
Net Investment income (loss)		8,262,252
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(146,298)
Fidelity Central Funds	113
Total net realized gain (loss)		(146,185)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,749,698
Unfunded commitments	288,981
Total change in net unrealized appreciation (depreciation)		4,038,679
Net gain (loss)		3,892,494
Net increase (decrease) in net assets resulting from operations		$12,154,746
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,262,252	$26,932,407
Net realized gain (loss)	(146,185)	(10,127,353)
Change in net unrealized appreciation (depreciation)	4,038,679	4,892,935
Net increase (decrease) in net assets resulting from operations	12,154,746	21,697,989
Distributions to shareholders	(6,712,527)	(22,490,058)

Share transactions - net increase (decrease)	15,331,683	(273,189,716)
Total increase (decrease) in net assets	20,773,902	(273,981,785)

Net Assets
Beginning of period	228,526,289	502,508,074
End of period	$249,300,191	$228,526,289

Financial Highlights
Fidelity Advisor® Short Duration High Income Fund Class A

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.82	$8.66	$8.98	$9.52	$8.87	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.303	.604	.502	.307	.300	.348
Net realized and unrealized gain (loss)	.141	.078 C	(.429)	(.546)	.651	(.571)
Total from investment operations	.444	.682	.073	(.239)	.951	(.223)
Distributions from net investment income	(.244)	(.522)	(.393)	(.301)	(.301)	(.347)
Total distributions	(.244)	(.522)	(.393)	(.301)	(.301)	(.347)
Net asset value, end of period	$9.02	$8.82	$8.66	$8.98	$9.52	$8.87
Total Return D,E,F	5.09%	8.12%	.93%	(2.60)%	10.83%	(2.47)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.06% I	1.04%	1.10%	1.13%	1.15%	1.15%
Expenses net of fee waivers, if any	1.00 % I	1.01%	1.00%	1.01%	1.05%	1.05%
Expenses net of all reductions	1.00% I	1.01%	1.00%	1.01%	1.05%	1.05%
Net investment income (loss)	6.72% I	6.94%	5.81%	3.27%	3.21%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$30,547	$26,215	$21,379	$22,554	$17,126	$12,603
Portfolio turnover rate J	47 % I	30%	14%	42%	74%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Short Duration High Income Fund Class M

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.81	$8.66	$8.98	$9.52	$8.86	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.302	.604	.502	.307	.300	.348
Net realized and unrealized gain (loss)	.152	.068 C	(.429)	(.546)	.661	(.581)
Total from investment operations	.454	.672	.073	(.239)	.961	(.233)
Distributions from net investment income	(.244)	(.522)	(.393)	(.301)	(.301)	(.347)
Total distributions	(.244)	(.522)	(.393)	(.301)	(.301)	(.347)
Net asset value, end of period	$9.02	$8.81	$8.66	$8.98	$9.52	$8.86
Total Return D,E,F	5.21%	8.00%	.93%	(2.60)%	10.96%	(2.58)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.08% I	1.06%	1.12%	1.13%	1.17%	1.16%
Expenses net of fee waivers, if any	1.00 % I	1.01%	1.00%	1.01%	1.05%	1.05%
Expenses net of all reductions	1.00% I	1.01%	1.00%	1.01%	1.05%	1.05%
Net investment income (loss)	6.72% I	6.94%	5.81%	3.27%	3.21%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,826	$2,065	$2,318	$2,812	$2,289	$2,106
Portfolio turnover rate J	47 % I	30%	14%	42%	74%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Short Duration High Income Fund Class C

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.82	$8.66	$8.98	$9.52	$8.87	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.269	.539	.439	.237	.230	.278
Net realized and unrealized gain (loss)	.141	.078 C	(.430)	(.546)	.651	(.571)
Total from investment operations	.410	.617	.009	(.309)	.881	(.293)
Distributions from net investment income	(.210)	(.457)	(.329)	(.231)	(.231)	(.277)
Total distributions	(.210)	(.457)	(.329)	(.231)	(.231)	(.277)
Net asset value, end of period	$9.02	$8.82	$8.66	$8.98	$9.52	$8.87
Total Return D,E,F	4.70%	7.31%	.18%	(3.33)%	10.01%	(3.20)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.84% I	1.83%	1.90%	1.91%	1.94%	1.93%
Expenses net of fee waivers, if any	1.75 % I	1.76%	1.75%	1.76%	1.80%	1.80%
Expenses net of all reductions	1.75% I	1.76%	1.75%	1.76%	1.80%	1.80%
Net investment income (loss)	5.97% I	6.19%	5.06%	2.52%	2.46%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$4,412	$3,453	$2,795	$3,884	$4,018	$4,017
Portfolio turnover rate J	47 % I	30%	14%	42%	74%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Short Duration High Income Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.82	$8.66	$8.98	$9.52	$8.87	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.314	.624	.523	.331	.323	.372
Net realized and unrealized gain (loss)	.142	.083 C	(.428)	(.546)	.651	(.572)
Total from investment operations	.456	.707	.095	(.215)	.974	(.200)
Distributions from net investment income	(.256)	(.547)	(.415)	(.325)	(.324)	(.370)
Total distributions	(.256)	(.547)	(.415)	(.325)	(.324)	(.370)
Net asset value, end of period	$9.02	$8.82	$8.66	$8.98	$9.52	$8.87
Total Return D,E	5.22%	8.42%	1.18%	(2.35)%	11.11%	(2.23)%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.76% H	.73%	.76%	.83%	.87%	.86%
Expenses net of fee waivers, if any	.75 % H	.73%	.75%	.75%	.80%	.80%
Expenses net of all reductions	.75% H	.73%	.75%	.75%	.80%	.80%
Net investment income (loss)	6.97% H	7.22%	6.06%	3.52%	3.46%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$196,904	$180,997	$460,873	$87,949	$83,066	$63,703
Portfolio turnover rate I	47 % H	30%	14%	42%	74%	77%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Short Duration High Income Fund Class I

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.82	$8.66	$8.98	$9.52	$8.87	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.314	.625	.524	.331	.323	.372
Net realized and unrealized gain (loss)	.142	.079 C	(.429)	(.546)	.651	(.572)
Total from investment operations	.456	.704	.095	(.215)	.974	(.200)
Distributions from net investment income	(.256)	(.544)	(.415)	(.325)	(.324)	(.370)
Total distributions	(.256)	(.544)	(.415)	(.325)	(.324)	(.370)
Net asset value, end of period	$9.02	$8.82	$8.66	$8.98	$9.52	$8.87
Total Return D,E	5.22%	8.39%	1.18%	(2.35)%	11.11%	(2.23)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.76%	.84%	.88%	.92%	.89%
Expenses net of fee waivers, if any	.75 % H	.76%	.75%	.76%	.80%	.80%
Expenses net of all reductions	.75% H	.76%	.75%	.76%	.80%	.80%
Net investment income (loss)	6.97% H	7.19%	6.06%	3.52%	3.46%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$7,488	$6,093	$4,855	$5,055	$5,023	$3,950
Portfolio turnover rate I	47 % H	30%	14%	42%	74%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Short Duration High Income Fund Class Z

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.82	$8.66	$8.98	$9.52	$8.87	$9.45
Income from Investment Operations
Net investment income (loss) A,B	.320	.632	.531	.339	.331	.378
Net realized and unrealized gain (loss)	.140	.080 C	(.428)	(.546)	.652	(.579)
Total from investment operations	.460	.712	.103	(.207)	.983	(.201)
Distributions from net investment income	(.260)	(.552)	(.423)	(.333)	(.333)	(.379)
Total distributions	(.260)	(.552)	(.423)	(.333)	(.333)	(.379)
Net asset value, end of period	$9.02	$8.82	$8.66	$8.98	$9.52	$8.87
Total Return D,E	5.27%	8.48%	1.27%	(2.27)%	11.21%	(2.24)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71% H	.70%	.75%	.78%	.80%	.80%
Expenses net of fee waivers, if any	.66 % H	.67%	.66%	.66%	.71%	.71%
Expenses net of all reductions	.66% H	.67%	.66%	.66%	.71%	.71%
Net investment income (loss)	7.06% H	7.28%	6.15%	3.61%	3.55%	4.08%
Supplemental Data
Net assets, end of period (000 omitted)	$7,123	$9,702	$10,289	$5,246	$3,815	$2,031
Portfolio turnover rate I	47 % H	30%	14%	42%	74%	77%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short Duration High Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,217,927
Gross unrealized depreciation	(1,915,089)
Net unrealized appreciation (depreciation)	$9,302,838
Tax cost	$254,715,774

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,768,023)
Long-term	(10,974,238)
Total capital loss carryforward	$(18,742,261)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Short Duration High Income Fund	EchoStar Corp. 10.75% 9/27/29	3,334,875	288,981

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short Duration High Income Fund	55,913,002	48,184,121
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70%
Class M	.72%
Class C	.74%
Short Duration High Income	.65%
Class I	.67%
Class Z	.61%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.71
Class C	.73
Short Duration High Income	.64
Class I	.66
Class Z	.60

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	34,942	2,150
Class M	- %	.25%	3,162	-
Class C	.75%	.25%	19,852	6,977
			57,956	9,127

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,108
Class M	93
Class C A	199
3,400

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Short Duration High Income Fund	160
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short Duration High Income Fund	2,957	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.00%	7,558
Class M	1.00%	970
Class C	1.75%	1,778
Short Duration High Income	.75%	5,343
Class I	.75%	876
Class Z	.66%	2,202
		18,727

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,403.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Short Duration High Income Fund
Distributions to shareholders
Class A	$763,075	$1,453,378
Class M	69,007	126,712
Class C	93,390	166,155
Short Duration High Income	5,335,729	19,772,748
Class I	187,458	358,052
Class Z	263,868	613,013
Total	$6,712,527	$22,490,058
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2024	Year ended April 30, 2024	Six months ended October 31, 2024	Year ended April 30, 2024
Fidelity Short Duration High Income Fund
Class A
Shares sold	567,317	915,629	$5,086,620	$7,927,624
Reinvestment of distributions	83,823	163,493	750,828	1,426,701
Shares redeemed	(239,641)	(573,870)	(2,150,468)	(5,000,968)
Net increase (decrease)	411,499	505,252	$3,686,980	$4,353,357
Class M
Shares sold	79,850	61,221	$711,855	$536,752
Reinvestment of distributions	7,527	14,180	67,440	123,623
Shares redeemed	(8,524)	(108,706)	(76,157)	(948,746)
Net increase (decrease)	78,853	(33,305)	$703,138	$(288,371)
Class C
Shares sold	157,086	210,769	$1,405,226	$1,836,741
Reinvestment of distributions	10,037	18,510	89,924	161,586
Shares redeemed	(69,859)	(160,324)	(625,195)	(1,396,285)
Net increase (decrease)	97,264	68,955	$869,955	$602,042
Short Duration High Income
Shares sold	5,014,309	15,629,596	$44,903,155	$135,606,728
Reinvestment of distributions	501,382	2,012,341	4,490,353	17,448,514
Shares redeemed	(4,226,301)	(50,323,387)	(37,779,731)	(431,331,667)
Net increase (decrease)	1,289,390	(32,681,450)	$11,613,777	$(278,276,425)
Class I
Shares sold	301,753	415,530	$2,698,510	$3,601,620
Reinvestment of distributions	19,228	38,900	172,191	339,483
Shares redeemed	(182,287)	(323,830)	(1,623,151)	(2,814,401)
Net increase (decrease)	138,694	130,600	$1,247,550	$1,126,702
Class Z
Shares sold	474,027	781,037	$4,258,716	$6,806,516
Reinvestment of distributions	27,275	66,980	244,477	583,737
Shares redeemed	(811,417)	(935,376)	(7,292,910)	(8,097,274)
Net increase (decrease)	(310,115)	(87,359)	$(2,789,717)	$(707,021)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Short Duration High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, 0.75%, 0.66% and 0.75% through August 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.969437.110
SDH-SANN-1224
Fidelity® Focused High Income Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Focused High Income Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 93.6%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.0%
Automotive & Auto Parts - 0.2%
Rivian Automotive, Inc. 3.625% 10/15/30	421,000	325,601
Broadcasting - 0.3%
DISH Network Corp. 3.375% 8/15/26	680,000	570,937
Energy - 0.0%
Sunnova Energy International, Inc. 0.25% 12/1/26	112,000	72,716
Homebuilders/Real Estate - 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	443,000	383,860
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	10,615
		394,475
Leisure - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	30,000	62,115
Technology - 0.3%
BlackLine, Inc. 1% 6/1/29 (b)	30,000	31,215
Global Payments, Inc. 1.5% 3/1/31 (b)	313,000	298,446
Wolfspeed, Inc. 1.875% 12/1/29	370,000	184,260
		513,921
TOTAL CONVERTIBLE BONDS		1,939,765
Nonconvertible Bonds - 92.6%
Aerospace - 3.6%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	795,000	758,685
Howmet Aerospace, Inc.:
5.95% 2/1/37	400,000	422,339
6.75% 1/15/28 (c)	665,000	702,821
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)(c)	800,000	762,197
Moog, Inc. 4.25% 12/15/27 (b)(c)	1,025,000	977,167
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,115,000	1,137,538
Science Applications International Corp. 4.875% 4/1/28 (b)(c)	150,000	146,829
TransDigm, Inc. 6.75% 8/15/28 (b)	2,190,000	2,239,275
		7,146,851
Air Transportation - 1.4%
American Airlines, Inc.:
7.25% 2/15/28 (b)(c)	175,000	177,878
8.5% 5/15/29 (b)	345,000	362,572
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	210,000	209,369
Rand Parent LLC 8.5% 2/15/30 (b)(c)	430,000	429,054
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (b)	76,000	47,244
8% 9/20/25 (b)	149,000	92,624
United Airlines, Inc. 4.375% 4/15/26 (b)	1,440,000	1,415,124
		2,733,865
Automotive & Auto Parts - 1.5%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,115,000	989,526
Belron UK Finance PLC 5.75% 10/15/29 (b)	300,000	300,657
Dana, Inc. 4.5% 2/15/32	380,000	325,044
Hudson Automotive Group 8% 5/15/32 (b)	125,000	130,677
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	65,000	66,982
8.125% 3/30/29 (b)	190,000	200,989
Phinia, Inc. 6.75% 4/15/29 (b)	155,000	158,225
Thor Industries, Inc. 4% 10/15/29 (b)(c)	500,000	456,340
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	270,000	279,074
		2,907,514
Banks & Thrifts - 0.6%
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29 (b)	210,000	198,694
6.125% 11/1/32 (b)	275,000	275,178
UniCredit SpA:
5.861% 6/19/32 (b)(d)	93,000	92,666
7.296% 4/2/34 (b)(d)	237,000	248,013
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	235,000	241,303
Western Alliance Bancorp. 3% 6/15/31 (d)	120,000	110,857
		1,166,711
Broadcasting - 2.1%
Nexstar Media, Inc. 5.625% 7/15/27 (b)	990,000	972,879
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	410,000	318,148
Sirius XM Radio, Inc.:
5% 8/1/27 (b)	1,700,000	1,665,938
5.5% 7/1/29 (b)(c)	625,000	606,309
TEGNA, Inc. 5% 9/15/29 (c)	210,000	196,046
Univision Communications, Inc. 8% 8/15/28 (b)	325,000	330,280
		4,089,600
Building Materials - 2.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)(c)	1,320,000	1,296,083
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	230,000	233,789
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	890,000	796,183
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	120,000	120,773
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	375,000	393,896
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,300,000	1,194,645
Star Holding LLC 8.75% 8/1/31 (b)	200,000	190,202
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)(c)	160,000	165,600
		4,391,171
Cable/Satellite TV - 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)	85,000	75,917
5% 2/1/28 (b)	1,780,000	1,722,789
5.125% 5/1/27 (b)	2,110,000	2,066,033
CSC Holdings LLC:
4.125% 12/1/30 (b)	160,000	118,101
5.375% 2/1/28 (b)	200,000	171,170
Ziggo Bond Co. BV 6% 1/15/27 (b)	300,000	299,318
		4,453,328
Capital Goods - 0.5%
ESAB Corp. 6.25% 4/15/29 (b)	370,000	376,515
Patrick Industries, Inc. 6.375% 11/1/32 (b)	300,000	296,688
Resideo Funding, Inc. 6.5% 7/15/32 (b)(c)	315,000	317,025
		990,228
Chemicals - 3.8%
Avient Corp. 6.25% 11/1/31 (b)	200,000	200,585
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	935,000	916,315
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	241,500	204,014
LSB Industries, Inc. 6.25% 10/15/28 (b)	210,000	203,159
Methanex Corp.:
5.25% 12/15/29	160,000	154,417
5.65% 12/1/44	991,000	876,714
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,710,000	1,678,354
Nufarm Australia Ltd. 5% 1/27/30 (b)	865,000	801,565
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)	245,000	259,923
SPCM SA 3.125% 3/15/27 (b)	385,000	366,248
The Chemours Co. LLC:
4.625% 11/15/29 (b)(c)	185,000	160,619
5.75% 11/15/28 (b)(c)	505,000	466,151
Tronox, Inc. 4.625% 3/15/29 (b)	570,000	517,154
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	685,000	672,147
7.375% 3/1/31 (b)	85,000	87,851
		7,565,216
Consumer Products - 1.4%
Kohl's Corp. 4.25% 7/17/25	25,000	24,678
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (b)	200,000	198,063
Mattel, Inc. 6.2% 10/1/40	245,000	244,610
Newell Brands, Inc.:
6.625% 9/15/29 (c)	875,000	887,193
6.875% 4/1/36 (e)	490,000	487,618
Prestige Brands, Inc. 3.75% 4/1/31 (b)	600,000	534,832
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	395,000	343,596
		2,720,590
Containers - 2.2%
Ball Corp. 3.125% 9/15/31	640,000	553,103
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	700,000	640,147
6.375% 7/15/32 (b)	400,000	403,570
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	430,000	441,825
OI European Group BV 4.75% 2/15/30 (b)	390,000	356,064
Sealed Air Corp.:
5% 4/15/29 (b)	950,000	917,671
6.875% 7/15/33 (b)	445,000	471,400
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)	400,000	415,292
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	215,000	213,095
		4,412,167
Diversified Financial Services - 5.9%
Azorra Finance Ltd. 7.75% 4/15/30 (b)	140,000	138,276
Capstone Borrower, Inc. 8% 6/15/30 (b)	110,000	114,966
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	200,000	212,950
Fortress Transportation & Infrastructure Investors LLC:
5.875% 4/15/33 (b)	300,000	292,487
7% 6/15/32 (b)	395,000	405,271
7.875% 12/1/30 (b)	310,000	326,579
GGAM Finance Ltd.:
5.875% 3/15/30 (b)	100,000	98,406
6.875% 4/15/29 (b)	260,000	264,957
7.75% 5/15/26 (b)	540,000	549,486
8% 2/15/27 (b)	305,000	315,099
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	425,000	451,295
Hightower Holding LLC 6.75% 4/15/29 (b)	605,000	595,620
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27 (c)	2,005,000	1,867,881
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 6.625% 10/15/31 (b)	300,000	298,748
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)(c)	845,000	818,163
LPL Holdings, Inc. 4% 3/15/29 (b)	1,520,000	1,429,420
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	305,000	304,988
Navient Corp. 6.75% 6/15/26 (c)	540,000	550,316
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	1,092,764
6.625% 5/15/29	200,000	200,000
7.125% 3/15/26	500,000	512,243
7.125% 11/15/31	100,000	101,117
7.5% 5/15/31	805,000	823,228
		11,764,260
Diversified Media - 0.4%
Lamar Media Corp. 3.625% 1/15/31	915,000	816,638
Energy - 12.4%
Aethon United BR LP / Aethon United Finance Corp. 7.5% 10/1/29 (b)	250,000	251,733
Alpha Generation LLC 6.75% 10/15/32 (b)	235,000	238,301
Apache Corp.:
4.25% 1/15/30	215,000	202,448
5.1% 9/1/40	600,000	518,015
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)	305,000	306,379
Ascent Resources - Utica LLC/ARU Finance Corp. 6.625% 10/15/32 (b)	80,000	79,242
Baytex Energy Corp. 7.375% 3/15/32 (b)	270,000	262,122
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.375% 2/15/32 (b)(f)	320,000	317,789
California Resources Corp. 8.25% 6/15/29 (b)	605,000	611,008
Cheniere Energy, Inc. 4.625% 10/15/28	640,000	627,204
CNX Midstream Partners LP 4.75% 4/15/30 (b)	160,000	148,931
CPI CG, Inc. 10% 7/15/29 (b)	110,000	115,225
CVR Energy, Inc.:
5.75% 2/15/28 (b)	150,000	136,785
8.5% 1/15/29 (b)	220,000	213,336
DCP Midstream Operating LP:
5.6% 4/1/44	85,000	81,151
8.125% 8/16/30	25,000	28,663
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	415,000	425,807
EnLink Midstream LLC 5.625% 1/15/28 (b)	195,000	197,374
EnLink Midstream Partners LP 5.05% 4/1/45	255,000	221,727
EQM Midstream Partners LP:
5.5% 7/15/28	800,000	794,027
6.5% 7/1/27 (b)	785,000	802,957
7.5% 6/1/27 (b)	555,000	567,462
EQT Corp. 3.9% 10/1/27	1,450,000	1,411,052
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% 5/15/32	100,000	100,070
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	130,000	132,661
Harvest Midstream I LP 7.5% 5/15/32 (b)	380,000	389,073
Hess Midstream Operations LP:
5.125% 6/15/28 (b)	1,070,000	1,047,060
5.625% 2/15/26 (b)	2,310,000	2,304,445
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	330,000	321,975
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)	200,000	204,046
Kinetik Holdings LP:
5.875% 6/15/30 (b)	270,000	267,921
6.625% 12/15/28 (b)	405,000	413,646
Kodiak Gas Services LLC 7.25% 2/15/29 (b)(c)	315,000	323,794
Matador Resources Co. 6.5% 4/15/32 (b)	345,000	341,676
Murphy Oil Corp. 6% 10/1/32	200,000	192,585
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	230,000	213,054
Occidental Petroleum Corp. 3.5% 8/15/29	810,000	741,651
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	810,000	808,616
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	200,000	197,000
6.25% 2/1/33 (b)	200,000	198,559
7% 1/15/32 (b)	630,000	642,659
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	605,000	617,818
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	387,000	401,740
Sunnova Energy Corp. 11.75% 10/1/28 (b)	105,000	85,370
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	1,140,000	1,083,906
6% 4/15/27	25,000	25,026
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	320,000	295,257
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	225,000	216,085
6% 12/31/30 (b)	1,190,000	1,116,833
Talos Production, Inc. 9% 2/1/29 (b)	90,000	92,694
Transocean, Inc. 8.25% 5/15/29 (b)	400,000	402,164
Valaris Ltd. 8.375% 4/30/30 (b)	335,000	339,891
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	480,000	442,582
3.875% 11/1/33 (b)(c)	380,000	330,149
4.125% 8/15/31 (b)	460,000	419,261
Venture Global LNG, Inc.:
7% 1/15/30 (b)(c)	1,010,000	1,016,234
8.125% 6/1/28 (b)	320,000	332,091
		24,616,330
Environmental - 1.6%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	970,000	960,608
6% 6/15/30 (b)	170,000	168,831
GFL Environmental, Inc. 6.75% 1/15/31 (b)	155,000	159,591
Madison IAQ LLC 4.125% 6/30/28 (b)	975,000	925,378
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	910,000	928,812
		3,143,220
Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)	2,810,000	2,596,208
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	375,000	301,265
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	190,000	168,836
Parkland Corp. 6.625% 8/15/32 (b)	510,000	508,933
		3,575,242
Food/Beverage/Tobacco - 2.5%
BellRing Brands, Inc. 7% 3/15/30 (b)(c)	350,000	364,243
C&S Group Enterprises LLC 5% 12/15/28 (b)	405,000	335,229
Chobani Holdco II LLC 9.5% 10/1/29 pay-in-kind (b)(d)	200,000	206,329
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)	245,000	255,417
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)	195,000	204,498
KeHE Distributor / Nextwave 9% 2/15/29 (b)	315,000	326,170
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	755,000	691,667
Performance Food Group, Inc. 6.125% 9/15/32 (b)	300,000	301,255
Pilgrim's Pride Corp. 4.25% 4/15/31	405,000	376,392
Post Holdings, Inc.:
5.5% 12/15/29 (b)	590,000	575,442
5.625% 1/15/28 (b)	405,000	408,307
6.25% 10/15/34 (b)	180,000	178,011
6.375% 3/1/33 (b)	205,000	202,814
U.S. Foods, Inc.:
4.625% 6/1/30 (b)(c)	180,000	170,786
5.75% 4/15/33 (b)	175,000	172,337
7.25% 1/15/32 (b)(c)	210,000	218,193
		4,987,090
Gaming - 2.2%
Caesars Entertainment, Inc.:
6% 10/15/32 (b)	405,000	395,048
6.5% 2/15/32 (b)	605,000	613,540
Churchill Downs, Inc. 5.75% 4/1/30 (b)(c)	455,000	447,928
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)	1,225,000	1,211,184
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	115,000	118,200
Station Casinos LLC 6.625% 3/15/32 (b)(c)	310,000	311,522
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	870,000	863,495
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (b)	380,000	368,912
		4,329,829
Healthcare - 5.1%
180 Medical, Inc. 3.875% 10/15/29 (b)	625,000	581,292
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,195,000	1,155,471
Centene Corp. 2.45% 7/15/28	75,000	67,509
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)(c)	795,000	728,787
4.25% 5/1/28 (b)	90,000	85,562
DaVita, Inc. 4.625% 6/1/30 (b)	365,000	336,026
Grifols SA 4.75% 10/15/28 (b)	100,000	92,148
HAH Group Holding Co. LLC 9.75% 10/1/31 (b)	360,000	366,813
HealthEquity, Inc. 4.5% 10/1/29 (b)	160,000	152,482
Hologic, Inc. 4.625% 2/1/28 (b)	850,000	833,922
IQVIA, Inc. 5% 5/15/27 (b)	820,000	809,477
Jazz Securities DAC 4.375% 1/15/29 (b)	350,000	331,203
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	615,000	625,728
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	510,000	452,118
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	840,000	795,910
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	300,000	308,041
Teleflex, Inc. 4.25% 6/1/28 (b)	235,000	225,293
Tenet Healthcare Corp.:
4.625% 6/15/28	1,810,000	1,749,670
6.125% 6/15/30	465,000	467,189
		10,164,641
Homebuilders/Real Estate - 3.7%
Century Communities, Inc. 3.875% 8/15/29 (b)	460,000	418,418
Greystar Real Estate Partners 7.75% 9/1/30 (b)	95,000	99,540
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	495,000	477,925
8% 6/15/27 (b)	250,000	261,877
Howard Hughes Corp. 4.375% 2/1/31 (b)	825,000	739,320
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	688,752
LGI Homes, Inc. 8.75% 12/15/28 (b)	160,000	168,559
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,665,000	1,179,068
5.25% 8/1/26 (c)	415,000	392,536
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	340,000	348,119
Ryan Specialty Group LLC:
4.375% 2/1/30 (b)(c)	540,000	511,895
5.875% 8/1/32 (b)	130,000	129,566
Safehold Operating Partnership LP 2.85% 1/15/32	280,000	237,456
Service Properties Trust:
3.95% 1/15/28	75,000	64,364
5.5% 12/15/27	415,000	392,983
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	450,000	450,063
TopBuild Corp. 4.125% 2/15/32 (b)(c)	810,000	722,115
		7,282,556
Hotels - 2.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,165,000	1,022,576
4% 5/1/31 (b)	2,780,000	2,532,338
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	420,000	420,103
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27 (c)	445,000	441,653
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)(c)	140,000	143,414
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	525,000	499,680
		5,059,764
Insurance - 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 4.25% 10/15/27 (b)	1,075,000	1,019,545
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC 7.875% 11/1/29 (b)	200,000	199,800
		1,219,345
Leisure - 2.4%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	210,000	213,337
Carnival Corp.:
7% 8/15/29 (b)	425,000	444,476
7.625% 3/1/26 (b)	675,000	679,720
NCL Corp. Ltd.:
5.875% 2/15/27 (b)	350,000	349,637
8.375% 2/1/28 (b)	230,000	240,930
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (b)	1,200,000	1,199,917
5.625% 9/30/31 (b)	400,000	397,740
6% 2/1/33 (b)	1,010,000	1,016,202
6.25% 3/15/32 (b)	205,000	209,002
		4,750,961
Metals/Mining - 2.2%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	80,000	83,412
Arsenal AIC Parent LLC 8% 10/1/30 (b)	130,000	136,645
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)	595,000	595,673
ERO Copper Corp. 6.5% 2/15/30 (b)	740,000	727,050
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)	1,140,000	1,109,790
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	240,000	237,003
Mineral Resources Ltd. 8% 11/1/27 (b)	1,130,000	1,158,696
Novelis Corp. 3.875% 8/15/31 (b)	385,000	338,115
		4,386,384
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	570,000	513,602
6% 6/15/27 (b)	160,000	159,547
Glatfelter Corp. 7.25% 11/15/31 (b)	140,000	138,810
Mercer International, Inc. 12.875% 10/1/28 (b)	20,000	21,177
		833,136
Publishing/Printing - 0.1%
Cimpress PLC 7.375% 9/15/32 (b)	235,000	231,356
Railroad - 0.2%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	305,000	307,665
Restaurants - 1.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 6.125% 6/15/29 (b)	1,010,000	1,027,633
Garden SpinCo Corp. 8.625% 7/20/30 (b)(c)	115,000	124,465
Yum! Brands, Inc.:
3.625% 3/15/31 (c)	2,615,000	2,368,043
5.35% 11/1/43	110,000	107,035
		3,627,176
Services - 7.4%
ADT Corp.:
4.125% 8/1/29 (b)	385,000	359,991
4.875% 7/15/32 (b)	565,000	526,538
AECOM 5.125% 3/15/27	1,485,000	1,477,053
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	310,000	315,479
Artera Services LLC 8.5% 2/15/31 (b)	1,025,000	1,015,826
ASGN, Inc. 4.625% 5/15/28 (b)	965,000	921,495
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	155,000	148,024
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	320,000	339,247
CoreCivic, Inc. 8.25% 4/15/29	205,000	215,281
Fair Isaac Corp. 4% 6/15/28 (b)	450,000	427,344
Gartner, Inc.:
3.625% 6/15/29 (b)	220,000	205,340
4.5% 7/1/28 (b)	660,000	643,986
Iron Mountain, Inc. 4.875% 9/15/29 (b)	2,715,000	2,614,685
Life Time, Inc. 6% 11/15/31 (b)(f)	400,000	398,302
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,225,000	2,093,943
Service Corp. International 5.125% 6/1/29	1,425,000	1,398,133
Sotheby's 7.375% 10/15/27 (b)	185,000	180,046
The GEO Group, Inc. 8.625% 4/15/29	240,000	251,041
TriNet Group, Inc. 3.5% 3/1/29 (b)	710,000	645,609
United Rentals North America, Inc. 6.125% 3/15/34 (b)	515,000	519,298
		14,696,661
Steel - 0.0%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	110,000	103,354
Super Retail - 3.3%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	245,000	229,399
5% 2/15/32 (b)	260,000	239,514
Bath & Body Works, Inc. 6.625% 10/1/30 (b)(c)	1,620,000	1,622,096
EG Global Finance PLC 12% 11/30/28 (b)	615,000	683,817
Gap, Inc. 3.875% 10/1/31 (b)	385,000	330,841
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	195,000	195,874
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,115,000	1,101,491
Levi Strauss & Co. 3.5% 3/1/31 (b)(c)	630,000	556,482
Nordstrom, Inc. 4.375% 4/1/30	930,000	842,989
Sally Holdings LLC 6.75% 3/1/32 (c)	205,000	207,555
The William Carter Co. 5.625% 3/15/27 (b)	465,000	462,271
		6,472,329
Technology - 6.8%
Acuris Finance U.S.:
5% 5/1/28 (b)	375,000	338,435
9% 8/1/29 (b)	215,000	210,743
Amentum Holdings, Inc. 7.25% 8/1/32 (b)	240,000	248,584
Block, Inc.:
2.75% 6/1/26	380,000	365,873
6.5% 5/15/32 (b)	405,000	412,195
Broadcom, Inc. 2.45% 2/15/31 (b)	420,000	362,698
Central Parent LLC/CDK GLO II/CDK Finance Co. 8% 6/15/29 (b)(c)	415,000	424,094
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	345,000	346,304
Coherent Corp. 5% 12/15/29 (b)(c)	1,600,000	1,534,883
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	477,401
Elastic NV 4.125% 7/15/29 (b)	235,000	217,464
Entegris, Inc. 4.375% 4/15/28 (b)	730,000	697,928
HTA Group Ltd. 7.5% 6/4/29 (b)	705,000	716,351
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	165,000	168,682
Lightning Power LLC 7.25% 8/15/32 (b)	190,000	197,665
Match Group Holdings II LLC:
3.625% 10/1/31 (b)(c)	575,000	503,768
4.125% 8/1/30 (b)	265,000	240,964
ON Semiconductor Corp. 3.875% 9/1/28 (b)	545,000	511,046
Open Text Corp.:
3.875% 2/15/28 (b)	1,410,000	1,326,229
3.875% 12/1/29 (b)	390,000	355,800
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	130,000	119,346
Qorvo, Inc. 4.375% 10/15/29 (c)	505,000	476,135
Seagate HDD Cayman 8.25% 12/15/29	1,425,000	1,533,028
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,165,000	1,039,769
VM Consolidated, Inc. 5.5% 4/15/29 (b)	345,000	333,666
Wolfspeed, Inc. 4.2917% 6/23/30 pay-in-kind (b)(d)(g)(h)	350,000	336,000
		13,495,051
Telecommunications - 2.9%
Altice Financing SA 5% 1/15/28 (b)	10,000	8,456
Altice France SA 5.125% 7/15/29 (b)	600,000	448,772
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	909,000	899,986
Cogent Communications Group, Inc. 7% 6/15/27 (b)	660,000	667,003
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	870,000	732,470
Level 3 Financing, Inc.:
4.875% 6/15/29 (b)	300,000	256,500
11% 11/15/29 (b)	133,344	150,467
Millicom International Cellular SA 5.125% 1/15/28 (b)	900,000	869,625
SBA Communications Corp. 3.875% 2/15/27	750,000	725,882
ViaSat, Inc. 5.625% 9/15/25 (b)	310,000	305,959
Virgin Media Finance PLC 5% 7/15/30 (b)	105,000	90,265
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	740,000	699,826
		5,855,211
Textiles/Apparel - 0.3%
Crocs, Inc. 4.125% 8/15/31 (b)(c)	405,000	354,769
Foot Locker, Inc. 4% 10/1/29 (b)(c)	200,000	171,853
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	130,000	121,165
		647,787
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	200,000	190,242
XPO, Inc.:
6.25% 6/1/28 (b)	325,000	329,911
7.125% 2/1/32 (b)	105,000	109,078
		629,231
Utilities - 4.3%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,615,000	1,441,700
4.75% 3/15/28 (b)	195,000	189,150
FirstEnergy Corp. 2.25% 9/1/30 (c)	825,000	710,452
NextEra Energy Partners LP 7.25% 1/15/29 (b)(c)	405,000	416,586
NRG Energy, Inc.:
5.25% 6/15/29 (b)(c)	625,000	610,751
6% 2/1/33 (b)	200,000	198,893
6.25% 11/1/34 (b)	200,000	199,789
PG&E Corp. 5% 7/1/28 (c)	1,245,000	1,214,308
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	130,000	121,295
Vertiv Group Corp. 4.125% 11/15/28 (b)	945,000	899,315
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,395,000	2,363,493
7.75% 10/15/31 (b)	200,000	211,275
		8,577,007
TOTAL NONCONVERTIBLE BONDS		184,149,465
TOTAL CORPORATE BONDS (Cost $190,104,018)		186,089,230

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Carlyle U.S. Clo 2024-6 Ltd. Series 2024-6A Class E, CME Term SOFR 3 Month Index + 5.750% 0% 10/25/37 (b)(d)(f)(i)	150,000	150,031
Palmer Square Ln Funding 2024-2 Lt Series 2024-2A Class D, CME Term SOFR 3 Month Index + 4.700% 6.2% 1/15/33 (b)(d)(f)(i)	250,000	250,000
TOTAL ASSET-BACKED SECURITIES (Cost $400,000)		400,031

Common Stocks - 0.1%
	Shares	Value ($)
Healthcare - 0.1%
Cano Health, Inc. (h)	20,400	249,288
Cano Health, Inc. warrants (h)(j)	627	2,483

TOTAL COMMON STOCKS (Cost $402,107)		251,771

Bank Loan Obligations - 1.5%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC Tranche DIP term loan 10% 8/2/27 (k)	109,824	115,590
Consumer Products - 0.0%
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 7/8/31 (d)(i)(k)	15,000	14,994
Diversified Financial Services - 0.2%
Dragon Buyer, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8537% 9/30/31 (d)(i)(k)	20,000	19,869
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 7/18/31 (d)(i)(k)	300,000	298,689
TOTAL DIVERSIFIED FINANCIAL SERVICES		318,558
Healthcare - 0.1%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.6037% 6/28/29 (d)(i)(k)	122,305	121,388
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7592% 9/19/31 (d)(i)(k)	282,853	281,438
Metals/Mining - 0.3%
American Rock Salt Co. LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (d)(i)(k)	487,484	406,103
CME Term SOFR 3 Month Index + 6.500% 2% 6/12/28 (d)(g)(i)(k)	153,004	152,813
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.500% 11.8736% 6/12/28 (d)(i)(k)	143,031	142,852
TOTAL METALS/MINING		701,768
Services - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4465% 12/21/28 (d)(i)(k)	131,974	132,205
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.5352% 12/10/29 (d)(i)(k)	50,000	49,084
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2852% 12/10/28 (d)(i)(k)	191,112	190,963
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.5854% 8/1/29 (d)(i)(k)	24,937	24,959
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (d)(i)(k)	369,044	319,430
TOTAL SERVICES		716,641
Technology - 0.2%
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8867% 10/9/31 (d)(i)(k)	405,000	401,063
Utilities - 0.1%
WEC U.S. Holdings Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5954% 1/20/31 (d)(i)(k)	256,108	256,234
TOTAL BANK LOAN OBLIGATIONS (Cost $2,915,366)		2,927,674

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.6%
Ally Financial, Inc.:
4.7% (d)(l)	385,000	350,188
4.7% (d)(l)	100,000	82,130
Citigroup, Inc. 7.125% (d)(l)	375,000	396,715
Wells Fargo & Co. 7.625% (c)(d)(l)	320,000	347,085
TOTAL BANKS & THRIFTS		1,176,118
Diversified Financial Services - 0.3%
Charles Schwab Corp.:
4% (d)(l)	465,000	408,131
5.375% (d)(l)	225,000	225,797
TOTAL DIVERSIFIED FINANCIAL SERVICES		633,928
TOTAL PREFERRED SECURITIES (Cost $1,567,921)		1,810,046

Money Market Funds - 8.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (m)	6,494,507	6,495,806
Fidelity Securities Lending Cash Central Fund 4.87% (m)(n)	10,062,446	10,063,452
TOTAL MONEY MARKET FUNDS (Cost $16,559,258)		16,559,258

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $211,948,670)	208,038,010
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(9,270,289)
NET ASSETS - 100.0%	198,767,721

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,546,954 or 75.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $386,337 and $376,813, respectively.

(h)	Level 3 security
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	6,941,727	27,826,575	28,272,414	205,344	(82)	-	6,495,806	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	51,665,206	41,601,754	17,607	-	-	10,063,452	0.0%
Total	6,941,727	79,491,781	69,874,168	222,951	(82)	-	16,559,258

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Health Care	251,771	-	-	251,771

Corporate Bonds	186,089,230	-	185,753,230	336,000

Asset-Backed Securities	400,031	-	400,031	-

Bank Loan Obligations	2,927,674	-	2,927,674	-

Preferred Securities	1,810,046	-	1,810,046	-

Money Market Funds	16,559,258	16,559,258	-	-
Total Investments in Securities:	208,038,010	16,559,258	190,890,981	587,771
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,711,484) - See accompanying schedule:
Unaffiliated issuers (cost $195,389,412)	$191,478,752
Fidelity Central Funds (cost $16,559,258)	16,559,258

Total Investment in Securities (cost $211,948,670)		$208,038,010
Cash		842,841
Unrealized appreciation on unfunded commitments		98,254
Receivable for fund shares sold		10,575
Interest receivable		2,627,783
Distributions receivable from Fidelity Central Funds		28,334
Prepaid expenses		240
Total assets		211,646,037
Liabilities
Payable for investments purchased
Regular delivery	$1,264,849
Delayed delivery	1,120,000
Payable for fund shares redeemed	136,507
Distributions payable	126,900
Accrued management fee	119,074
Other payables and accrued expenses	47,533
Collateral on securities loaned	10,063,453
Total liabilities		12,878,316
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$198,767,721
Net Assets consist of:
Paid in capital		$228,712,646
Total accumulated earnings (loss)		(29,944,925)
Net Assets		$198,767,721
Net Asset Value, offering price and redemption price per share ($198,767,721 ÷ 24,392,210 shares)		$8.15
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$55,738
Interest		5,377,989
Income from Fidelity Central Funds (including $17,607 from security lending)		222,951
Total income		5,656,678
Expenses
Management fee	$705,926
Custodian fees and expenses	2,083
Independent trustees' fees and expenses	410
Registration fees	19,514
Audit fees	41,811
Legal	60
Miscellaneous	5,011
Total expenses before reductions	774,815
Expense reductions	(9,166)
Total expenses after reductions		765,649
Net Investment income (loss)		4,891,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,629,768)
Fidelity Central Funds	(82)
Total net realized gain (loss)		(1,629,850)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,714,060
Unfunded commitments	98,254
Total change in net unrealized appreciation (depreciation)		7,812,314
Net gain (loss)		6,182,464
Net increase (decrease) in net assets resulting from operations		$11,073,493
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,891,029	$10,076,226
Net realized gain (loss)	(1,629,850)	(4,781,263)
Change in net unrealized appreciation (depreciation)	7,812,314	7,004,956
Net increase (decrease) in net assets resulting from operations	11,073,493	12,299,919
Distributions to shareholders	(4,621,345)	(9,611,700)

Share transactions
Proceeds from sales of shares	11,795,190	19,201,153
Reinvestment of distributions	3,859,133	8,015,292
Cost of shares redeemed	(24,727,241)	(49,896,043)

Net increase (decrease) in net assets resulting from share transactions	(9,072,918)	(22,679,598)
Total increase (decrease) in net assets	(2,620,770)	(19,991,379)

Net Assets
Beginning of period	201,388,491	221,379,870
End of period	$198,767,721	$201,388,491

Other Information
Shares
Sold	1,458,624	2,466,412
Issued in reinvestment of distributions	476,542	1,028,051
Redeemed	(3,055,698)	(6,414,200)
Net increase (decrease)	(1,120,532)	(2,919,737)

Financial Highlights
Fidelity® Focused High Income Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.89	$7.79	$7.99	$8.86	$8.28	$8.65
Income from Investment Operations
Net investment income (loss) A,B	.197	.376	.357	.317	.340	.374
Net realized and unrealized gain (loss)	.249	.083	(.216)	(.863)	.574	(.378)
Total from investment operations	.446	.459	.141	(.546)	.914	(.004)
Distributions from net investment income	(.186)	(.359)	(.341)	(.324)	(.334)	(.366)
Total distributions	(.186)	(.359)	(.341)	(.324)	(.334)	(.366)
Net asset value, end of period	$8.15	$7.89	$7.79	$7.99	$8.86	$8.28
Total Return C,D	5.69%	6.04%	1.91%	(6.41)%	11.16%	(.16)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76% G	.79%	.79%	.75%	.75%	.78%
Expenses net of fee waivers, if any	.75 % G	.75%	.75%	.75%	.75%	.78%
Expenses net of all reductions	.75% G	.75%	.75%	.75%	.75%	.78%
Net investment income (loss)	4.82% G	4.83%	4.62%	3.62%	3.88%	4.31%
Supplemental Data
Net assets, end of period (000 omitted)	$198,768	$201,388	$221,380	$277,933	$384,632	$347,510
Portfolio turnover rate H	28 % G	26%	9%	20%	73%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, prior period premium and discount on debt securities and capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,933,091
Gross unrealized depreciation	(6,619,837)
Net unrealized appreciation (depreciation)	$(2,686,746)
Tax cost	$210,724,756

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,668,361)
Long-term	(15,630,123)
Total capital loss carryforward	$(26,298,484)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation) ($)
Fidelity Focused High Income Fund	EchoStar Corp. 10.75% 9/27/29	1,133,858	98,254

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Focused High Income Fund	25,760,800	32,740,851
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Focused High Income Fund	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Focused High Income Fund	.70

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Focused High Income Fund	138
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Focused High Income Fund	1,849	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through August 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $8,867.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $299.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Focused High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund will receive investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.75% through August 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.801609.121
FFH-SANN-1224
Fidelity® U.S. Low Volatility Equity Fund

Semi-Annual Report
October 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® U.S. Low Volatility Equity Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	15,263	344,028
Verizon Communications, Inc.	7,550	318,082
		662,110
Entertainment - 3.5%
IMAX Corp. (a)(b)	18,397	447,047
Liberty Media Corp. Liberty Formula One Class C (a)	2,660	212,374
Netflix, Inc. (a)	450	340,214
Spotify Technology SA (a)	700	269,570
The Walt Disney Co.	2,427	233,477
		1,502,682
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A	1,900	325,109
Pinterest, Inc. Class A (a)	10,379	329,948
		655,057
Media - 1.0%
Comcast Corp. Class A	2,845	124,241
The New York Times Co. Class A	5,526	308,572
		432,813
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	2,037	454,577
TOTAL COMMUNICATION SERVICES		3,707,239
CONSUMER DISCRETIONARY - 4.1%
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	1,156	337,679
Yum! Brands, Inc.	2,230	292,487
		630,166
Specialty Retail - 2.6%
Murphy U.S.A., Inc.	721	352,172
O'Reilly Automotive, Inc. (a)	299	344,789
TJX Companies, Inc.	3,689	416,968
		1,113,929
TOTAL CONSUMER DISCRETIONARY		1,744,095
CONSUMER STAPLES - 12.9%
Beverages - 3.1%
Coca-Cola Consolidated, Inc.	248	278,816
Constellation Brands, Inc. Class A (sub. vtg.)	536	124,534
Keurig Dr. Pepper, Inc.	8,348	275,067
Monster Beverage Corp. (a)	6,449	339,733
The Coca-Cola Co.	4,947	323,089
		1,341,239
Consumer Staples Distribution & Retail - 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	3,902	330,616
Costco Wholesale Corp.	396	346,175
Walmart, Inc.	6,417	525,873
		1,202,664
Food Products - 3.5%
Bunge Global SA	2,788	234,248
Freshpet, Inc. (a)	700	92,778
Post Holdings, Inc. (a)	2,800	305,788
The J.M. Smucker Co.	2,406	273,105
The Simply Good Foods Co. (a)	8,622	290,217
Tyson Foods, Inc. Class A	5,077	297,461
		1,493,597
Household Products - 2.4%
Colgate-Palmolive Co.	3,791	355,255
Procter & Gamble Co.	2,208	364,717
The Clorox Co.	1,900	301,245
		1,021,217
Tobacco - 1.1%
Philip Morris International, Inc.	3,444	457,019
TOTAL CONSUMER STAPLES		5,515,736
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy, Inc.	1,867	357,306
Diamondback Energy, Inc.	858	151,669
Exxon Mobil Corp.	3,330	388,877
Phillips 66 Co.	1,338	162,995
		1,060,847
FINANCIALS - 15.1%
Capital Markets - 2.5%
Cboe Global Markets, Inc.	2,322	495,910
Intercontinental Exchange, Inc.	1,697	264,511
S&P Global, Inc.	620	297,823
		1,058,244
Financial Services - 2.8%
Fiserv, Inc. (a)	1,867	369,479
MasterCard, Inc. Class A	862	430,647
Visa, Inc. Class A	1,396	404,631
		1,204,757
Insurance - 9.8%
American Financial Group, Inc.	2,048	264,049
Arch Capital Group Ltd.	3,389	334,020
Arthur J. Gallagher & Co.	1,483	417,020
Brown & Brown, Inc.	4,223	441,895
Chubb Ltd.	1,468	414,622
Everest Re Group Ltd.	376	133,709
Hanover Insurance Group, Inc.	2,261	335,374
Hartford Financial Services Group, Inc.	3,560	393,166
Marsh & McLennan Companies, Inc.	2,142	467,470
Reinsurance Group of America, Inc.	1,692	357,147
Selective Insurance Group, Inc.	2,036	184,910
The Travelers Companies, Inc.	1,893	465,564
		4,208,946
TOTAL FINANCIALS		6,471,947
HEALTH CARE - 19.3%
Biotechnology - 7.1%
AbbVie, Inc.	1,901	387,557
Alnylam Pharmaceuticals, Inc. (a)	1,140	303,913
Exelixis, Inc. (a)	14,738	489,302
Gilead Sciences, Inc.	4,428	393,295
Incyte Corp. (a)	5,294	392,391
Regeneron Pharmaceuticals, Inc. (a)	347	290,855
United Therapeutics Corp. (a)	887	331,711
Vaxcyte, Inc. (a)	1,500	159,525
Vertex Pharmaceuticals, Inc. (a)	580	276,068
		3,024,617
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	5,072	426,149
Hologic, Inc. (a)	2,353	190,287
Stryker Corp.	808	287,874
		904,310
Health Care Providers & Services - 6.0%
Cencora, Inc.	1,696	386,824
Chemed Corp.	515	278,224
Cigna Group	1,168	367,698
Elevance Health, Inc.	589	238,993
Encompass Health Corp.	3,500	348,110
McKesson Corp.	643	321,879
Molina Healthcare, Inc. (a)	788	253,121
UnitedHealth Group, Inc.	702	396,279
		2,591,128
Life Sciences Tools & Services - 1.2%
Danaher Corp.	894	219,620
Thermo Fisher Scientific, Inc.	545	297,744
		517,364
Pharmaceuticals - 2.9%
AstraZeneca PLC (United Kingdom)	2,427	345,347
Eli Lilly & Co.	528	438,103
Merck & Co., Inc.	3,175	324,866
Royalty Pharma PLC Class A	5,000	135,000
		1,243,316
TOTAL HEALTH CARE		8,280,735
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.9%
GE Aerospace	1,101	189,130
General Dynamics Corp.	1,078	314,356
Lockheed Martin Corp.	670	365,854
Northrop Grumman Corp.	729	371,076
		1,240,416
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,973	306,338
Commercial Services & Supplies - 0.9%
Waste Connections, Inc. (United States)	2,267	400,692
Construction & Engineering - 0.3%
EMCOR Group, Inc.	251	111,964
Ground Transportation - 1.5%
CSX Corp.	3,938	132,474
Landstar System, Inc.	1,849	324,999
Union Pacific Corp.	869	201,669
		659,142
Marine Transportation - 0.5%
Kirby Corp. (a)	1,673	191,993
Professional Services - 2.2%
CACI International, Inc. (a)	950	524,932
Leidos Holdings, Inc.	2,284	418,337
		943,269
TOTAL INDUSTRIALS		3,853,814
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	6,245	342,039
Motorola Solutions, Inc.	975	438,116
		780,155
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp. Class A	4,790	321,026
CDW Corp.	1,221	229,829
Insight Enterprises, Inc. (a)	1,634	285,819
		836,674
IT Services - 2.9%
Amdocs Ltd.	3,499	307,020
GoDaddy, Inc. Class A (a)	2,026	337,937
IBM Corp.	1,567	323,930
VeriSign, Inc. (a)	1,586	280,468
		1,249,355
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	1,291	288,035
Software - 9.6%
Adobe, Inc. (a)	630	301,190
Blackbaud, Inc. (a)	1,600	120,816
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	18,836	196,083
Dynatrace, Inc. (a)	6,400	344,320
Manhattan Associates, Inc. (a)	1,488	391,880
Microsoft Corp.	865	351,493
PTC, Inc. (a)	2,258	418,475
Roper Technologies, Inc.	766	411,901
Salesforce, Inc.	797	232,222
SAP SE sponsored ADR	1,426	333,171
ServiceNow, Inc. (a)	375	349,871
Workday, Inc. Class A (a)	1,334	311,956
Zoom Video Communications, Inc. Class A (a)	4,800	358,752
		4,122,130
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	1,342	303,171
FUJIFILM Holdings Corp. ADR (b)	17,074	203,522
		506,693
TOTAL INFORMATION TECHNOLOGY		7,783,042
MATERIALS - 3.0%
Chemicals - 1.8%
Ecolab, Inc.	1,282	315,026
Linde PLC	988	450,676
		765,702
Containers & Packaging - 1.2%
Aptargroup, Inc.	2,178	365,708
Avery Dennison Corp.	742	153,616
		519,324
TOTAL MATERIALS		1,285,026
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	1,300	277,602
Welltower, Inc.	1,200	161,856
		439,458
UTILITIES - 5.1%
Electric Utilities - 3.2%
Allete, Inc.	2,300	146,993
American Electric Power Co., Inc.	3,100	306,125
IDACORP, Inc.	1,300	134,524
PPL Corp.	9,730	316,809
Southern Co.	4,933	449,051
		1,353,502
Gas Utilities - 0.3%
National Fuel Gas Co.	2,300	139,219
Multi-Utilities - 1.6%
Public Service Enterprise Group, Inc.	4,107	367,207
Sempra	3,900	325,143
		692,350
TOTAL UTILITIES		2,185,071
TOTAL COMMON STOCKS (Cost $34,841,407)		42,327,010

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (c)	263,783	263,836
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d)	465,606	465,653
TOTAL MONEY MARKET FUNDS (Cost $729,489)		729,489

Equity Funds - 0.3%
	Shares	Value ($)
Domestic Equity Funds - 0.3%
iShares MSCI USA Minimum Volatility ETF (Cost $146,126)	1,700	152,983

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $35,717,022)	43,209,482
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(398,041)
NET ASSETS - 100.0%	42,811,441

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	-	3,168,982	2,905,147	4,369	1	-	263,836	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	213,750	3,118,253	2,866,350	4,666	-	-	465,653	0.0%
Total	213,750	6,287,235	5,771,497	9,035	1	-	729,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,707,239	3,707,239	-	-
Consumer Discretionary	1,744,095	1,744,095	-	-
Consumer Staples	5,515,736	5,515,736	-	-
Energy	1,060,847	1,060,847	-	-
Financials	6,471,947	6,471,947	-	-
Health Care	8,280,735	7,935,388	345,347	-
Industrials	3,853,814	3,853,814	-	-
Information Technology	7,783,042	7,783,042	-	-
Materials	1,285,026	1,285,026	-	-
Real Estate	439,458	439,458	-	-
Utilities	2,185,071	2,185,071	-	-

Money Market Funds	729,489	729,489	-	-

Equity Funds	152,983	152,983	-	-
Total Investments in Securities:	43,209,482	42,864,135	345,347	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $500,372) - See accompanying schedule:
Unaffiliated issuers (cost $34,987,533)	$42,479,993
Fidelity Central Funds (cost $729,489)	729,489

Total Investment in Securities (cost $35,717,022)		$43,209,482
Cash		19,964
Receivable for fund shares sold		5,939
Dividends receivable		24,408
Reclaims receivable		75,913
Distributions receivable from Fidelity Central Funds		1,849
Prepaid expenses		37
Receivable from investment adviser for expense reductions		12,479
Other receivables		1,093
Total assets		43,351,164
Liabilities
Payable to custodian bank	$2
Payable for fund shares redeemed	27,811
Accrued management fee	20,827
Other payables and accrued expenses	25,430
Collateral on securities loaned	465,653
Total liabilities		539,723
Net Assets		$42,811,441
Net Assets consist of:
Paid in capital		$34,431,309
Total accumulated earnings (loss)		8,380,132
Net Assets		$42,811,441
Net Asset Value, offering price and redemption price per share ($42,811,441 ÷ 3,494,603 shares)		$12.25
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends		$244,561
Income from Fidelity Central Funds (including $4,666 from security lending)		9,035
Total income		253,596
Expenses
Management fee	$105,110
Custodian fees and expenses	1,437
Independent trustees' fees and expenses	70
Registration fees	20,925
Audit fees	38,716
Legal	315
Miscellaneous	900
Total expenses before reductions	167,473
Expense reductions	(38,694)
Total expenses after reductions		128,779
Net Investment income (loss)		124,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	794,492
Fidelity Central Funds	1
Foreign currency transactions	51
Total net realized gain (loss)		794,544
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,408,758
Assets and liabilities in foreign currencies	4,884
Total change in net unrealized appreciation (depreciation)		2,413,642
Net gain (loss)		3,208,186
Net increase (decrease) in net assets resulting from operations		$3,333,003
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$124,817	$1,690,843
Net realized gain (loss)	794,544	31,280,451
Change in net unrealized appreciation (depreciation)	2,413,642	(19,650,469)
Net increase (decrease) in net assets resulting from operations	3,333,003	13,320,825
Distributions to shareholders	-	(2,899,631)

Share transactions
Proceeds from sales of shares	12,566,525	14,238,685
Reinvestment of distributions	-	2,864,385
Cost of shares redeemed	(4,051,198)	(203,454,396)

Net increase (decrease) in net assets resulting from share transactions	8,515,327	(186,351,326)
Total increase (decrease) in net assets	11,848,330	(175,930,132)

Net Assets
Beginning of period	30,963,111	206,893,243
End of period	$42,811,441	$30,963,111

Other Information
Shares
Sold	1,072,131	1,355,755
Issued in reinvestment of distributions	-	275,401
Redeemed	(342,823)	(18,859,577)
Net increase (decrease)	729,308	(17,228,421)

Financial Highlights
Fidelity® U.S. Low Volatility Equity Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$10.35	$10.90	$11.49	$9.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.12	.13	.08	.08	.05
Net realized and unrealized gain (loss)	1.01	.91	(.17)	(.03)	2.25	(.79)
Total from investment operations	1.05	1.03	(.04)	.05	2.33	(.74)
Distributions from net investment income	-	(.12)	(.13)	(.08)	(.07)	(.03)
Distributions from net realized gain	-	(.06)	(.38)	(.56)	-	-
Total distributions	-	(.18)	(.51)	(.64)	(.07)	(.03)
Net asset value, end of period	$12.25	$11.20	$10.35	$10.90	$11.49	$9.23
Total Return D,E	9.38%	10.05%	(.22)%	.12%	25.27%	(7.44)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.91% H	.68%	.66%	.73%	.77%	2.28% H
Expenses net of fee waivers, if any	.70 % H	.67%	.66%	.72%	.77%	.95% H
Expenses net of all reductions	.70% H	.67%	.66%	.72%	.77%	.95% H
Net investment income (loss)	.68% H	1.11%	1.28%	.71%	.79%	1.46% H
Supplemental Data
Net assets, end of period (000 omitted)	$42,811	$30,963	$206,893	$356,831	$361,699	$294,690
Portfolio turnover rate I	58 % H	47% J	69%	46%	39%	101% J,K

AFor the period November 5, 2019 (commencement of operations) through April 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity U.S. Low Volatility Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,265,245
Gross unrealized depreciation	(812,496)
Net unrealized appreciation (depreciation)	$7,452,749
Tax cost	$35,756,733

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Low Volatility Equity Fund	18,837,360	10,350,689
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity U.S. Low Volatility Equity Fund	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity U.S. Low Volatility Equity Fund	.57

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity U.S. Low Volatility Equity Fund	76

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity U.S. Low Volatility Equity Fund	-	360,722	2,573

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity U.S. Low Volatility Equity Fund	12,998,678	24,654,864	141,738,370
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity U.S. Low Volatility Equity Fund	23
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity U.S. Low Volatility Equity Fund	495	1	10,410
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .70% of average net assets. This reimbursement will remain in place through August 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $38,694.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity U.S. Low Volatility Equity Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance.  In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund will receive investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.70% through August 31, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds' shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9896229.104
USL-SANN-1224
Fidelity® Capital & Income Fund

Semi-Annual Report
October 31, 2024
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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Capital & Income Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 51.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.1%
Broadcasting - 0.6%
DISH Network Corp.:
0% 12/15/25	37,425	33,226
3.375% 8/15/26	53,665	45,058
		78,284
Diversified Financial Services - 0.1%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	8,566	7,757
New Cotai LLC 5% 2/24/27 (c)	4,346	8,553
		16,310
Technology - 0.4%
Wolfspeed, Inc. 1.875% 12/1/29	118,424	58,975
TOTAL CONVERTIBLE BONDS		153,569
Nonconvertible Bonds - 50.5%
Aerospace - 2.9%
ATI, Inc.:
4.875% 10/1/29	6,080	5,759
5.125% 10/1/31	5,395	5,093
Bombardier, Inc.:
6% 2/15/28 (b)	6,075	6,068
7.125% 6/15/26 (b)	3,102	3,135
7.25% 7/1/31 (b)	6,080	6,282
7.875% 4/15/27 (b)	13,020	13,046
8.75% 11/15/30 (b)	9,040	9,795
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	11,215	10,685
Moog, Inc. 4.25% 12/15/27 (b)	3,455	3,294
Rolls-Royce PLC 5.75% 10/15/27 (b)	10,870	11,090
TransDigm, Inc.:
4.625% 1/15/29	38,080	36,162
4.875% 5/1/29	25,000	23,878
5.5% 11/15/27	124,228	122,986
6.375% 3/1/29 (b)	15,065	15,292
6.625% 3/1/32 (b)	6,065	6,168
6.75% 8/15/28 (b)	27,225	27,838
6.875% 12/15/30 (b)	47,905	49,106
7.125% 12/1/31 (b)	12,085	12,505
Triumph Group, Inc. 9% 3/15/28 (b)	7,141	7,440
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	8,905	8,748
		384,370
Air Transportation - 1.2%
Air Canada 3.875% 8/15/26 (b)	9,105	8,808
Allegiant Travel Co. 7.25% 8/15/27 (b)	8,870	8,737
American Airlines, Inc.:
7.25% 2/15/28 (b)	19,595	19,917
8.5% 5/15/29 (b)	20,045	21,066
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (b)	29,825	29,534
Rand Parent LLC 8.5% 2/15/30 (b)	14,880	14,847
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (b)	7,779	4,836
8% 9/20/25 (b)	2,960	1,840
United Airlines, Inc.:
4.375% 4/15/26 (b)	30,025	29,506
4.625% 4/15/29 (b)	18,025	17,252
		156,343
Automotive & Auto Parts - 0.8%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	5,935	6,034
Allison Transmission, Inc. 5.875% 6/1/29 (b)	7,960	7,933
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	11,885	12,166
Dana, Inc.:
4.25% 9/1/30	8,870	7,756
4.5% 2/15/32	9,135	7,814
LCM Investments Holdings 8.25% 8/1/31 (b)	7,185	7,504
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	4,205	4,333
6.5% 3/26/31 (b)	6,430	6,680
8.125% 3/30/29 (b)	8,990	9,510
McLaren Finance PLC 7.5% 8/1/26 (b)	8,290	8,041
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)	14,525	13,517
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	12,115	12,522
		103,810
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
8% 11/1/31	144,500	160,779
8% 11/1/31	20,638	22,999
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	8,740	8,269
		192,047
Broadcasting - 1.2%
DISH Network Corp. 11.75% 11/15/27 (b)	59,780	62,926
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	2,820	2,188
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	12,130	10,424
4% 7/15/28 (b)	10,140	9,473
5% 8/1/27 (b)	8,280	8,114
Univision Communications, Inc.:
4.5% 5/1/29 (b)	12,060	10,706
7.375% 6/30/30 (b)	39,140	37,576
8.5% 7/31/31 (b)	21,160	20,799
		162,206
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	2,325	2,283
6.375% 6/15/30 (b)	6,050	6,099
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (b)	6,555	6,523
James Hardie International Finance Ltd. 5% 1/15/28 (b)	4,136	4,000
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	9,120	9,277
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)	4,125	3,941
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	24,115	25,330
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (b)	10,525	10,434
7.25% 1/15/31 (b)	9,155	9,475
		77,362
Cable/Satellite TV - 0.2%
VZ Secured Financing BV 5% 1/15/32 (b)	24,310	21,823
Ziggo BV 4.875% 1/15/30 (b)	7,990	7,409
		29,232
Capital Goods - 0.2%
ATS Corp. 4.125% 12/15/28 (b)	7,895	7,401
Chart Industries, Inc. 7.5% 1/1/30 (b)	15,680	16,308
		23,709
Chemicals - 1.2%
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	24,600	24,248
Consolidated Energy Finance SA 12% 2/15/31 (b)	9,700	9,460
Ingevity Corp. 3.875% 11/1/28 (b)	11,105	10,219
LSB Industries, Inc. 6.25% 10/15/28 (b)	21,105	20,418
NOVA Chemicals Corp. 8.5% 11/15/28 (b)	8,160	8,652
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	15,305	14,405
7.125% 10/1/27 (b)	7,080	7,189
9.75% 11/15/28 (b)	30,040	31,870
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	7,820	7,488
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	14,015	13,844
Tronox, Inc. 4.625% 3/15/29 (b)	13,295	12,062
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	5,940	6,139
		165,994
Consumer Products - 1.1%
Angi Group LLC 3.875% 8/15/28 (b)	5,530	5,003
Foundation Building Materials, Inc. 6% 3/1/29 (b)	5,845	5,164
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (b)	8,760	8,451
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (b)	12,120	12,003
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (b)	16,195	15,396
7.75% 2/15/29 (b)	17,680	17,160
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (b)	1,993	1,745
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)	15,965	13,887
4% 4/15/29 (b)	15,925	14,674
The Scotts Miracle-Gro Co. 4% 4/1/31	11,945	10,694
TKC Holdings, Inc. 6.875% 5/15/28 (b)	20,025	19,715
Wayfair LLC 7.25% 10/31/29 (b)	13,000	13,155
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	5,960	6,272
		143,319
Containers - 0.5%
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,031
7.5% 12/15/96	12,871	13,515
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	6,000	5,837
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	7,880	7,206
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)	4,230	4,170
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	11,865	12,191
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (b)	5,935	5,998
Trident TPI Holdings, Inc. 12.75% 12/31/28 (b)	5,870	6,441
		60,389
Diversified Financial Services - 1.9%
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)	15,505	14,766
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	29,675	26,377
3.625% 10/1/31 (b)	18,050	15,053
Compass Group Diversified Holdings LLC:
5% 1/15/32 (b)	6,090	5,592
5.25% 4/15/29 (b)	17,730	17,047
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	9,065	9,550
Hightower Holding LLC 6.75% 4/15/29 (b)	5,945	5,853
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	11,165	9,314
5.25% 5/15/27	38,210	35,597
6.25% 5/15/26	24,085	23,673
MSCI, Inc. 4% 11/15/29 (b)	3,245	3,075
OneMain Finance Corp.:
4% 9/15/30	5,610	4,938
5.375% 11/15/29	9,400	9,009
6.625% 1/15/28	7,305	7,420
7.125% 3/15/26	50,145	51,373
7.875% 3/15/30	6,055	6,304
Williams Scotsman, Inc. 7.375% 10/1/31 (b)	5,990	6,206
		251,147
Energy - 7.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (b)	9,060	8,824
5.75% 1/15/28 (b)	17,645	17,549
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	7,820	7,457
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28 (b)	8,685	8,848
10.375% 11/15/30 (b)	2,932	2,998
California Resources Corp. 8.25% 6/15/29 (b)	6,045	6,105
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	8,760	8,761
7% 6/15/25 (b)	22,045	22,052
8.375% 1/15/29 (b)	26,350	27,410
Civitas Resources, Inc. 8.625% 11/1/30 (b)	12,020	12,628
CNX Midstream Partners LP 4.75% 4/15/30 (b)	6,435	5,990
CNX Resources Corp.:
6% 1/15/29 (b)	5,345	5,300
7.375% 1/15/31 (b)	5,930	6,096
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	32,085	29,315
6.75% 3/1/29 (b)	20,060	19,211
CPI CG, Inc. 10% 7/15/29 (b)	6,060	6,348
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31 (b)	27,225	25,907
7.5% 12/15/33 (b)	16,090	17,024
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	5,055	5,112
CVR Energy, Inc.:
5.75% 2/15/28 (b)	22,655	20,659
8.5% 1/15/29 (b)	42,375	41,091
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	17,655	17,490
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)	5,990	6,185
DT Midstream, Inc.:
4.125% 6/15/29 (b)	9,070	8,517
4.375% 6/15/31 (b)	9,070	8,344
Energy Transfer LP:
5.5% 6/1/27	16,735	16,992
5.625% 5/1/27 (b)	18,015	18,020
5.75% 4/1/25	4,790	4,783
6% 2/1/29 (b)	25,785	26,186
7.375% 2/1/31 (b)	5,000	5,262
EnLink Midstream LLC 6.5% 9/1/30 (b)	17,745	18,689
Expand Energy Corp.:
5.375% 3/15/30	12,145	11,943
5.7% 1/23/25 (d)	244	244
5.875% 2/1/29 (b)	5,840	5,833
6.75% 4/15/29 (b)	8,995	9,093
7% (c)(e)	6,915	0
8% (c)(e)	2,132	0
8% (c)(e)	3,385	0
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	7,505	7,659
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)	7,555	6,951
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	9,875	9,221
5.125% 6/15/28 (b)	11,235	10,994
5.5% 10/15/30 (b)	6,060	5,921
5.625% 2/15/26 (b)	15,535	15,498
HF Sinclair Corp.:
5% 2/1/28	7,615	7,539
6.375% 4/15/27	6,050	6,126
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	12,280	11,981
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	14,895	15,715
Kinetik Holdings LP 5.875% 6/15/30 (b)	9,060	8,990
Mesquite Energy, Inc. 7.25% (b)(c)(e)	21,977	0
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)	6,030	5,908
Nabors Industries Ltd. 7.5% 1/15/28 (b)	9,715	9,242
Nabors Industries, Inc. 9.125% 1/31/30 (b)	12,085	12,480
Noble Finance II LLC 8% 4/15/30 (b)	5,935	6,016
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	6,005	6,063
8.75% 6/15/31 (b)	11,950	12,364
NuStar Logistics LP 6% 6/1/26	12,025	12,034
Occidental Petroleum Corp. 7.2% 3/15/29	3,964	4,263
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	27,530	26,720
7.875% 9/15/30 (b)	18,055	18,024
Permian Resources Operating LLC 5.875% 7/1/29 (b)	8,645	8,515
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	11,920	12,173
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	15,045	15,618
SM Energy Co.:
6.625% 1/15/27	21,320	21,316
6.75% 9/15/26	4,550	4,560
Southern Natural Gas Co. LLC:
7.35% 2/15/31	23,497	26,059
8% 3/1/32	12,475	14,384
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (b)	12,070	11,070
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	3,020	2,699
11.75% 10/1/28 (b)	18,140	14,749
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	10,170	9,670
4.5% 4/30/30	12,185	11,435
7% 9/15/28 (b)	5,990	6,156
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	595	571
6% 3/1/27 (b)	5,935	5,890
6% 9/1/31 (b)	11,485	10,654
Talos Production, Inc.:
9% 2/1/29 (b)	5,340	5,500
9.375% 2/1/31 (b)	6,055	6,234
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	10,360	10,053
Teine Energy Ltd. 6.875% 4/15/29 (b)	8,990	8,842
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	12,289	12,644
Transocean, Inc.:
8% 2/1/27 (b)	7,668	7,646
8.25% 5/15/29 (b)	4,565	4,590
8.5% 5/15/31 (b)	4,565	4,600
8.75% 2/15/30 (b)	20,090	20,816
Unit Corp. 0% 12/1/29 (c)	2,202	0
Valaris Ltd. 8.375% 4/30/30 (b)	5,985	6,072
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	7,585	6,994
4.125% 8/15/31 (b)	7,585	6,913
6.25% 1/15/30 (b)	23,810	24,338
Viridien 8.75% 4/1/27 (b)	11,985	11,586
		994,322
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	4,960	4,997
Darling Ingredients, Inc. 6% 6/15/30 (b)	13,885	13,790
GFL Environmental, Inc.:
4% 8/1/28 (b)	9,105	8,611
4.75% 6/15/29 (b)	12,095	11,580
6.75% 1/15/31 (b)	8,975	9,241
Madison IAQ LLC:
4.125% 6/30/28 (b)	11,390	10,810
5.875% 6/30/29 (b)	9,085	8,617
Reworld Holding Corp.:
4.875% 12/1/29 (b)	26,475	24,727
5% 9/1/30	13,761	12,646
		105,019
Food & Drug Retail - 1.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	36,160	33,409
4.625% 1/15/27 (b)	25,300	24,822
4.875% 2/15/30 (b)	44,700	43,538
Murphy Oil U.S.A., Inc.:
3.75% 2/15/31 (b)	5,300	4,710
4.75% 9/15/29	6,860	6,556
5.625% 5/1/27	6,030	6,045
Parkland Corp.:
4.5% 10/1/29 (b)	8,995	8,356
4.625% 5/1/30 (b)	12,175	11,190
6.625% 8/15/32 (b)	6,030	6,017
		144,643
Food/Beverage/Tobacco - 1.7%
BellRing Brands, Inc. 7% 3/15/30 (b)	14,740	15,340
C&S Group Enterprises LLC 5% 12/15/28 (b)	8,615	7,131
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	6,285	6,035
Fiesta Purchaser, Inc.:
7.875% 3/1/31 (b)	11,455	12,013
9.625% 9/15/32 (b)	7,330	7,662
KeHE Distributor / Nextwave 9% 2/15/29 (b)	33,960	35,164
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	12,150	11,281
4.375% 1/31/32 (b)	6,075	5,565
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	8,495	7,951
5.5% 10/15/27 (b)	8,855	8,780
Post Holdings, Inc.:
4.5% 9/15/31 (b)	47,500	43,243
4.625% 4/15/30 (b)	15,630	14,608
5.5% 12/15/29 (b)	21,040	20,521
Simmons Foods, Inc. 4.625% 3/1/29 (b)	8,340	7,726
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	6,360	6,282
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	7,520	7,135
7.25% 1/15/32 (b)	5,990	6,224
		222,661
Gaming - 1.5%
Boyd Gaming Corp. 4.75% 6/15/31 (b)	15,120	14,111
Churchill Downs, Inc.:
5.75% 4/1/30 (b)	14,970	14,737
6.75% 5/1/31 (b)	11,880	12,095
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	25,865	24,147
6.75% 1/15/30 (b)	34,295	31,191
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	8,585	8,450
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	5,990	6,188
MGM Resorts International 4.75% 10/15/28	11,125	10,754
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	12,285	12,627
Premier Entertainment Sub LLC:
5.625% 9/1/29 (b)	13,730	9,714
5.875% 9/1/31 (b)	2,100	1,355
Station Casinos LLC 4.625% 12/1/31 (b)	9,135	8,301
Studio City Finance Ltd. 5% 1/15/29 (b)	5,700	5,137
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (b)	11,195	10,534
4.25% 12/1/26 (b)	21,450	21,041
4.625% 12/1/29 (b)	12,240	11,757
		202,139
Healthcare - 3.8%
180 Medical, Inc. 3.875% 10/15/29 (b)	6,495	6,041
Avantor Funding, Inc. 3.875% 11/1/29 (b)	6,075	5,603
Bausch + Lomb Corp. 8.375% 10/1/28 (b)	11,980	12,569
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	17,445	13,480
5.75% 8/15/27 (b)	18,030	14,881
6.125% 2/1/27 (b)	31,505	28,438
11% 9/30/28 (b)	5,140	4,730
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	10,515	9,639
4% 3/15/31 (b)	12,085	10,801
4.25% 5/1/28 (b)	3,400	3,232
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	21,790	18,172
5.25% 5/15/30 (b)	18,245	15,923
6% 1/15/29 (b)	8,490	7,995
6.125% 4/1/30 (b)	21,795	17,065
10.875% 1/15/32 (b)	19,370	20,759
DaVita, Inc.:
3.75% 2/15/31 (b)	4,180	3,635
4.625% 6/1/30 (b)	31,515	29,013
Grifols SA 4.75% 10/15/28 (b)	6,075	5,598
HAH Group Holding Co. LLC 9.75% 10/1/31 (b)	9,035	9,206
HealthEquity, Inc. 4.5% 10/1/29 (b)	6,410	6,109
IQVIA, Inc. 5% 5/15/27 (b)	12,070	11,915
Jazz Securities DAC 4.375% 1/15/29 (b)	12,305	11,644
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	10,465	9,476
3.875% 5/15/32 (b)	12,160	10,780
4.375% 6/15/28 (b)	7,525	7,220
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	21,010	19,907
5.125% 4/30/31 (b)	18,260	16,653
Owens & Minor, Inc. 4.5% 3/31/29 (b)	8,310	7,478
Tenet Healthcare Corp.:
4.25% 6/1/29	17,640	16,688
4.375% 1/15/30	43,755	41,022
5.125% 11/1/27	18,070	17,917
6.125% 6/15/30	30,025	30,166
6.25% 2/1/27	35,815	35,843
6.75% 5/15/31	6,005	6,139
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	6,085	5,918
5.125% 5/9/29	6,085	5,909
7.875% 9/15/29	5,935	6,404
		503,968
Homebuilders/Real Estate - 1.7%
Arcosa, Inc. 4.375% 4/15/29 (b)	8,410	7,936
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)	8,940	8,233
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	7,775	7,231
Century Communities, Inc. 3.875% 8/15/29 (b)	9,110	8,286
Greystar Real Estate Partners 7.75% 9/1/30 (b)	5,305	5,558
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)	3,840	4,137
LGI Homes, Inc. 8.75% 12/15/28 (b)	6,060	6,384
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	11,190	7,924
4.625% 8/1/29	18,080	14,061
5% 10/15/27	38,043	33,574
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	21,230	21,737
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	8,020	7,606
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	10,725	10,373
5.875% 6/15/27 (b)	9,260	9,298
TopBuild Corp. 3.625% 3/15/29 (b)	5,910	5,418
TRI Pointe Homes, Inc. 5.7% 6/15/28	14,380	14,289
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	31,410	28,873
6.5% 2/15/29 (b)	14,000	12,053
10.5% 2/15/28 (b)	4,785	5,097
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)	5,045	4,821
		222,889
Hotels - 0.5%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	17,635	18,931
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (b)	5,595	5,206
4% 5/1/31 (b)	8,395	7,647
4.875% 1/15/30	6,900	6,686
5.875% 4/1/29 (b)	8,555	8,682
6.125% 4/1/32 (b)	11,955	12,074
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	8,435	8,372
		67,598
Insurance - 2.1%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (b)	9,105	8,616
7.5% 11/6/30 (b)	6,065	6,167
8.25% 2/1/29 (b)	28,450	28,913
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	11,125	10,551
5.875% 11/1/29 (b)	9,115	8,609
6.75% 10/15/27 (b)	49,965	49,778
6.75% 4/15/28 (b)	35,177	35,343
7% 1/15/31 (b)	10,385	10,455
AmWINS Group, Inc. 4.875% 6/30/29 (b)	8,805	8,287
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	8,355	7,906
7.5% 2/15/32 (b)	6,065	6,108
HUB International Ltd.:
5.625% 12/1/29 (b)	36,135	34,992
7.25% 6/15/30 (b)	38,895	40,195
7.375% 1/31/32 (b)	15,140	15,444
MGIC Investment Corp. 5.25% 8/15/28	7,710	7,595
USI, Inc. 7.5% 1/15/32 (b)	8,005	8,167
		287,126
Leisure - 1.2%
Boyne U.S.A., Inc. 4.75% 5/15/29 (b)	6,360	6,065
Carnival Corp.:
4% 8/1/28 (b)	56,090	53,467
7% 8/15/29 (b)	6,075	6,353
7.625% 3/1/26 (b)	19,665	19,803
Merlin Entertainments PLC 5.75% 6/15/26 (b)	7,725	7,617
NCL Corp. Ltd. 5.875% 2/15/27 (b)	12,100	12,087
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	9,125	9,108
6.25% 3/15/32 (b)	12,110	12,346
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)	12,145	11,664
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	4,965	4,896
Voc Escrow Ltd. 5% 2/15/28 (b)	19,690	19,141
		162,547
Metals/Mining - 1.4%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)	15,485	14,562
6.125% 5/15/28 (b)	3,565	3,571
7.125% 3/15/31 (b)	4,970	5,182
Arsenal AIC Parent LLC 8% 10/1/30 (b)	7,040	7,400
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)	23,720	22,223
4.875% 3/1/31 (b)	11,440	10,556
6.75% 4/15/30 (b)	3,000	2,997
Eldorado Gold Corp. 6.25% 9/1/29 (b)	13,719	13,529
ERO Copper Corp. 6.5% 2/15/30 (b)	9,085	8,926
First Quantum Minerals Ltd.:
8.625% 6/1/31 (b)	21,965	22,130
9.375% 3/1/29 (b)	14,250	15,150
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (b)	8,990	8,184
4.5% 9/15/27 (b)	9,015	8,776
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	7,020	6,932
Mineral Resources Ltd.:
8% 11/1/27 (b)	6,040	6,193
8.125% 5/1/27 (b)	18,015	18,143
8.5% 5/1/30 (b)	4,475	4,603
9.25% 10/1/28 (b)	10,605	11,165
Murray Energy Corp.:
11.25% (b)(c)(e)	8,915	0
12% pay-in-kind (b)(c)(e)(f)	10,343	0
		190,222
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	5,915	5,330
4% 9/1/29 (b)	11,830	10,377
6% 6/15/27 (b)	6,045	6,028
Cascades, Inc.:
5.125% 1/15/26 (b)	5,600	5,570
5.375% 1/15/28 (b)	5,600	5,509
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	7,185	7,219
8.75% 4/15/30 (b)	44,650	45,342
Mercer International, Inc. 5.125% 2/1/29	15,060	12,998
		98,373
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	12,115	11,547
4% 10/15/30 (b)	39,005	35,227
4.375% 1/15/28 (b)	10,600	10,195
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (b)	5,565	5,160
Garden SpinCo Corp. 8.625% 7/20/30 (b)	5,205	5,633
Papa John's International, Inc. 3.875% 9/15/29 (b)	5,560	5,071
Yum! Brands, Inc. 4.625% 1/31/32	11,975	11,227
		84,060
Services - 3.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	9,010	8,820
AECOM 5.125% 3/15/27	11,885	11,821
Artera Services LLC 8.5% 2/15/31 (b)	25,315	25,088
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	7,690	7,200
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	44,695	47,383
Camelot Finance SA 4.5% 11/1/26 (b)	10,590	10,403
CoreCivic, Inc. 8.25% 4/15/29	34,400	36,125
Fair Isaac Corp. 4% 6/15/28 (b)	2,910	2,763
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)	16,800	15,512
Hertz Corp.:
4.625% 12/1/26 (b)	6,240	4,714
5% 12/1/29 (b)	7,615	4,862
5.5% (b)(c)(e)	10,890	599
6% (b)(c)(e)	10,285	1,748
6.25% (c)(e)	11,875	683
7.125% (b)(c)(e)	10,285	1,903
12.625% 7/15/29 (b)	2,915	3,091
Iron Mountain, Inc.:
4.5% 2/15/31 (b)	22,025	20,451
4.875% 9/15/29 (b)	24,110	23,219
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	47,450	44,129
OpenLane, Inc. 5.125% 6/1/25 (b)	10,355	10,294
Service Corp. International 4% 5/15/31	12,070	10,885
The Brink's Co. 4.625% 10/15/27 (b)	12,180	11,857
The GEO Group, Inc.:
8.625% 4/15/29	21,310	22,290
10.25% 4/15/31	15,225	16,318
TriNet Group, Inc. 3.5% 3/1/29 (b)	8,865	8,061
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	27,335	26,532
6.25% 1/15/28 (b)	9,175	9,265
7.5% 9/15/27 (b)	19,197	19,554
8% 11/1/26 (b)	51,060	51,060
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	9,760	9,736
		466,366
Steel - 0.2%
Algoma Steel SCA 0% 12/31/24 (c)	1,982	0
ATI, Inc. 7.25% 8/15/30	5,985	6,202
Commercial Metals Co. 3.875% 2/15/31	6,135	5,508
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	4,375	4,111
Vallourec SA 7.5% 4/15/32 (b)	12,405	12,993
		28,814
Super Retail - 1.4%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	3,534	3,411
4.625% 11/15/29 (b)	10,005	9,368
4.75% 3/1/30	3,523	3,315
5% 2/15/32 (b)	10,800	9,949
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	23,165	23,195
6.75% 7/1/36	12,766	12,835
7.5% 6/15/29	8,335	8,582
EG Global Finance PLC 12% 11/30/28 (b)	93,735	104,224
LBM Acquisition LLC 6.25% 1/15/29 (b)	17,805	16,421
		191,300
Technology - 3.3%
Acuris Finance U.S. 5% 5/1/28 (b)	9,045	8,163
Block, Inc. 3.5% 6/1/31	12,070	10,699
CA Magnum Holdings 5.375% 10/31/26 (b)	4,870	4,779
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	10,695	10,094
4.875% 7/1/29 (b)	10,115	9,559
Cloud Software Group, Inc. 6.5% 3/31/29 (b)	101,715	99,331
Coherent Corp. 5% 12/15/29 (b)	9,495	9,109
Crowdstrike Holdings, Inc. 3% 2/15/29	8,870	8,066
Elastic NV 4.125% 7/15/29 (b)	24,245	22,436
Gen Digital, Inc. 5% 4/15/25 (b)	10,050	10,022
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	11,810	10,899
5.25% 12/1/27 (b)	9,345	9,236
ION Trading Technologies Ltd.:
5.75% 5/15/28 (b)	12,040	10,915
9.5% 5/30/29 (b)	9,105	9,250
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	9,100	8,577
Lightning Power LLC 7.25% 8/15/32 (b)	11,955	12,437
NCR Atleos Corp. 9.5% 4/1/29 (b)	8,995	9,900
NCR Voyix Corp.:
5% 10/1/28 (b)	5,530	5,320
5.125% 4/15/29 (b)	2,583	2,469
ON Semiconductor Corp. 3.875% 9/1/28 (b)	11,065	10,376
Open Text Corp. 6.9% 12/1/27 (b)	10,610	11,031
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	5,690	5,224
4.125% 12/1/31 (b)	5,485	4,926
PTC, Inc.:
3.625% 2/15/25 (b)	6,650	6,611
4% 2/15/28 (b)	6,575	6,290
Roblox Corp. 3.875% 5/1/30 (b)	9,120	8,254
Seagate HDD Cayman:
8.25% 12/15/29	19,590	21,075
8.5% 7/15/31	12,720	13,714
Sensata Technologies BV 4% 4/15/29 (b)	11,970	11,193
Synaptics, Inc. 4% 6/15/29 (b)	7,015	6,435
TTM Technologies, Inc. 4% 3/1/29 (b)	8,870	8,293
Twilio, Inc.:
3.625% 3/15/29	9,995	9,204
3.875% 3/15/31	10,460	9,438
UKG, Inc. 6.875% 2/1/31 (b)	9,090	9,313
Unisys Corp. 6.875% 11/1/27 (b)	6,095	5,958
Wolfspeed, Inc. 4.2917% 6/23/30 pay-in-kind (b)(c)(f)(g)	23,590	22,646
		441,242
Telecommunications - 2.1%
Altice Financing SA:
5% 1/15/28 (b)	14,560	12,313
5.75% 8/15/29 (b)	25,600	20,995
Altice France SA:
5.125% 1/15/29 (b)	2,945	2,206
5.125% 7/15/29 (b)	76,070	56,897
5.5% 1/15/28 (b)	4,740	3,678
5.5% 10/15/29 (b)	109,185	81,751
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	22,290	22,069
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	19,575	19,243
5.875% 10/15/27 (b)	10,375	10,353
Millicom International Cellular SA 4.5% 4/27/31 (b)	1,725	1,548
Qwest Corp. 7.25% 9/15/25	1,480	1,475
SBA Communications Corp.:
3.125% 2/1/29	13,305	12,108
3.875% 2/15/27	17,015	16,468
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	7,365	6,170
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)	21,200	18,360
		285,634
Textiles/Apparel - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (b)	6,075	5,322
4.25% 3/15/29 (b)	8,675	7,957
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	5,320	4,958
		18,237
Transportation Ex Air/Rail - 0.2%
Seaspan Corp. 5.5% 8/1/29 (b)	9,095	8,651
XPO, Inc.:
6.25% 6/1/28 (b)	5,950	6,040
7.125% 2/1/32 (b)	9,085	9,438
		24,129
Utilities - 2.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	13,295	11,868
3.75% 1/15/32 (b)	6,075	5,383
4.75% 3/15/28 (b)	6,920	6,712
NextEra Energy Partners LP 7.25% 1/15/29 (b)	6,060	6,233
NRG Energy, Inc.:
3.375% 2/15/29 (b)	5,145	4,691
3.625% 2/15/31 (b)	10,215	9,044
3.875% 2/15/32 (b)	1,254	1,114
5.75% 1/15/28	9,000	9,005
6% 2/1/33 (b)	4,240	4,217
6.25% 11/1/34 (b)	5,090	5,085
Pacific Gas & Electric Co.:
3.45% 7/1/25	2,868	2,838
3.75% 7/1/28	2,868	2,754
3.95% 12/1/47	10,826	8,142
4% 12/1/46	13,774	10,501
4.3% 3/15/45	5,995	4,851
PG&E Corp.:
5% 7/1/28	22,000	21,458
5.25% 7/1/30	8,330	8,118
Pike Corp.:
5.5% 9/1/28 (b)	37,175	36,426
8.625% 1/31/31 (b)	15,130	16,075
Vistra Operations Co. LLC:
4.375% 5/1/29 (b)	23,230	22,113
5% 7/31/27 (b)	22,585	22,288
5.5% 9/1/26 (b)	3,485	3,474
5.625% 2/15/27 (b)	28,195	28,122
7.75% 10/15/31 (b)	11,985	12,661
		263,173
TOTAL NONCONVERTIBLE BONDS		6,754,390
TOTAL CORPORATE BONDS (Cost $7,041,936)		6,907,959

Asset-Backed Securities - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Agl Clo 5 Ltd. Series 2024-5A Class ERR, CME Term SOFR 3 Month Index + 6.350% 10.9674% 7/20/34 (b)(f)(h)	746	747
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 10.7901% 10/22/37 (b)(f)(h)	1,152	1,171
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 Month Index + 6.750% 11.5989% 10/20/37 (b)(f)(h)	903	916
Carlyle U.S. Clo 2024-6 Ltd. Series 2024-6A Class E, CME Term SOFR 3 Month Index + 5.750% 0% 10/25/37 (b)(f)(h)(i)	1,082	1,082
Carval Clo Xi-C Ltd. Series 2024-3A Class E, CME Term SOFR 3 Month Index + 6.350% 10.9214% 10/20/37 (b)(f)(h)	412	415
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 5.550% 10.1997% 10/15/36 (b)(f)(h)	5,156	5,211
Golub Capital Partners Clo 76 B Lt Series 2024-76A Class E, CME Term SOFR 3 Month Index + 5.750% 10.4919% 10/25/37 (b)(f)(h)	1,000	1,006
Magnetite Xxix Ltd. Series 2024-29A Class ER, CME Term SOFR 3 Month Index + 6.000% 11.2417% 7/15/37 (b)(f)(h)	914	926
Midocean Credit Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/20/37 (b)(f)(h)(i)	1,070	1,070
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 11.2908% 7/20/37 (b)(f)(h)	1,291	1,308
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 10.2529% 10/20/37 (b)(f)(h)	2,024	2,049
Palmer Square Ln Funding 2024-2 Lt Series 2024-2A Class D, CME Term SOFR 3 Month Index + 4.700% 6.2% 1/15/33 (b)(f)(h)(i)	2,485	2,485
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 10.5928% 10/15/39 (b)(f)(h)	1,250	1,252
TOTAL ASSET-BACKED SECURITIES (Cost $19,485)		19,638

Common Stocks - 20.7%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc.	13,200	17,190
Air Transportation - 0.1%
Delta Air Lines, Inc.	146,750	8,397
Automotive & Auto Parts - 0.5%
Allison Transmission Holdings, Inc.	151,500	16,189
BYD Co. Ltd. (H Shares)	1,412,500	51,018
UC Holdings, Inc. (c)(j)	677,217	237
TOTAL AUTOMOTIVE & AUTO PARTS		67,444
Banks & Thrifts - 0.2%
Blue Owl Capital, Inc. Class A	1,137,300	25,430
Broadcasting - 0.0%
iHeartMedia, Inc. (j)	104	0
Building Materials - 1.3%
Builders FirstSource, Inc. (j)	90,400	15,495
Carlisle Companies, Inc.	94,400	39,859
Eagle Materials, Inc.	142,000	40,535
EMCOR Group, Inc.	94,800	42,287
Fortune Brands Innovations, Inc.	319,300	26,607
Martin Marietta Materials, Inc.	23,300	13,802
TOTAL BUILDING MATERIALS		178,585
Capital Goods - 0.5%
Deere & Co.	14,600	5,908
Parker Hannifin Corp.	58,900	37,347
Trane Technologies PLC	75,800	28,058
TOTAL CAPITAL GOODS		71,313
Chemicals - 0.2%
The Chemours Co. LLC	857,210	15,567
Westlake Corp.	34,577	4,562
TOTAL CHEMICALS		20,129
Consumer Products - 0.1%
elf Beauty, Inc. (j)	104,900	11,041
Containers - 0.2%
Graphic Packaging Holding Co.	746,300	21,090
Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	610,300	87,432
Ares Management Corp. Class A,	145,100	24,330
Carnelian Point Holdings LP warrants (c)(j)	931	3
Coinbase Global, Inc. Class A (j)	95,100	17,047
MasterCard, Inc. Class A	92,500	46,212
Moody's Corp.	33,900	15,392
OneMain Holdings, Inc.	569,200	28,272
PJT Partners, Inc. Class A	5,092	708
TOTAL DIVERSIFIED FINANCIAL SERVICES		219,396
Energy - 1.0%
California Resources Corp.	17,780	924
Canvas Energy, Inc. Series B warrants 10/1/25 (c)(j)	392	0
Cheniere Energy, Inc.	146,800	28,095
Energy Transfer LP	1,252,700	20,644
EP Energy Corp. (c)(j)	841,775	1,077
Forbes Energy Services Ltd. (c)(j)	193,218	0
Mesquite Energy, Inc. (c)(j)	317,026	26,773
Permian Resource Corp. Class A	1,353,800	18,452
PureWest Energy (c)(j)	17,812	4
South Bow Corp.	927,800	23,169
Superior Energy Services, Inc. Class A (c)	110,370	6,730
Unit Corp.	37,978	1,181
TOTAL ENERGY		127,049
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(j)(k)	3,366,626	2,087
Food & Drug Retail - 0.0%
Southeastern Grocers, Inc. rights (c)(j)	793,345	513
Food/Beverage/Tobacco - 0.3%
Celsius Holdings, Inc. (j)(l)	238,100	7,162
U.S. Foods Holding Corp. (j)	632,300	38,981
TOTAL FOOD/BEVERAGE/TOBACCO		46,143
Gaming - 0.3%
Boyd Gaming Corp.	453,873	31,449
Studio City International Holdings Ltd.:
ADR (b)(j)	631,958	3,977
(NYSE) ADR (j)	695,700	4,378
TOTAL GAMING		39,804
Healthcare - 0.2%
Cano Health, Inc. warrants (c)(j)	10,791	43
DaVita, Inc. (j)	86,600	12,108
Encompass Health Corp.	34	3
Enhabit Home Health & Hospice (j)	17	0
Tenet Healthcare Corp. (j)	105,498	16,354
TOTAL HEALTHCARE		28,508
Homebuilders/Real Estate - 1.5%
Arthur J. Gallagher & Co.	211,900	59,586
Comfort Systems U.S.A., Inc.	185,100	72,382
TopBuild Corp. (j)	131,500	46,469
Willscot Holdings Corp. (j)	610,100	20,219
TOTAL HOMEBUILDERS/REAL ESTATE		198,656
Leisure - 0.0%
Viking Holdings Ltd.	34,900	1,370
Metals/Mining - 0.0%
Elah Holdings, Inc. (j)	906	32
Restaurants - 0.1%
Domino's Pizza, Inc.	30,300	12,536
Services - 0.6%
Airbnb, Inc. Class A (j)	202,100	27,241
Penhall Acquisition Co. (c)	34,884	0
Visa, Inc. Class A	178,500	51,738
TOTAL SERVICES		78,979
Steel - 0.0%
Algoma Steel SCA (c)(j)	198,162	0
Super Retail - 1.0%
Amazon.com, Inc. (j)	256,900	47,886
Arena Brands Holding Corp. Class B (c)(j)(k)	659,302	11,116
Booking Holdings, Inc.	4,600	21,511
Dick's Sporting Goods, Inc.	140,400	27,483
Williams-Sonoma, Inc.	152,606	20,469
TOTAL SUPER RETAIL		128,465
Technology - 8.8%
Adobe, Inc. (j)	80,400	38,438
Alphabet, Inc. Class A	229,200	39,218
Arista Networks, Inc. (j)	96,000	37,098
ASML Holding NV (depository receipt)	21,300	14,325
Autodesk, Inc. (j)	75,700	21,484
Block, Inc. Class A (j)	377,300	27,286
Dell Technologies, Inc. Class C	148,200	18,322
Eaton Corp. PLC	162,300	53,815
Fiserv, Inc. (j)	164,300	32,515
Gen Digital, Inc.	606,400	17,652
Intuit, Inc.	30,300	18,492
KLA Corp.	42,500	28,315
Lam Research Corp.	579,000	43,049
Marvell Technology, Inc.	273,600	21,918
Meta Platforms, Inc. Class A	241,300	136,957
Micron Technology, Inc.	170,800	17,020
Microsoft Corp.	185,200	75,256
MKS Instruments, Inc.	155,900	15,486
Monday.com Ltd. (j)	142,300	41,818
Nextracker, Inc. Class A (j)	876,300	34,894
nVent Electric PLC	315,900	23,557
NVIDIA Corp.	1,349,000	179,093
NXP Semiconductors NV	43,500	10,201
ON Semiconductor Corp. (j)	700,403	49,371
Oracle Corp.	169,900	28,516
Pinterest, Inc. Class A (j)	966,900	30,738
Salesforce, Inc.	111,700	32,546
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	229,000	43,634
Vertiv Holdings Co.	414,400	45,290
TOTAL TECHNOLOGY		1,176,304
Telecommunications - 0.3%
EchoStar Corp. Class A (j)	769,300	19,279
GTT Communications, Inc. (c)(j)	85,487	4,621
Palo Alto Networks, Inc. (j)	54,800	19,746
TOTAL TELECOMMUNICATIONS		43,646
Textiles/Apparel - 0.3%
Crocs, Inc. (j)	297,900	32,120
LVMH Moet Hennessy Louis Vuitton SE	11,800	7,856
TOTAL TEXTILES/APPAREL		39,976
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (c)(j)(k)	598,287	0
Class A2 (c)(j)(k)	598,287	0
Class A3 (c)(j)(k)	598,287	0
Class A4 (c)(j)(k)	598,287	0
Class A5 (c)(j)(k)	598,287	0
Class A6 (c)(j)(k)	598,287	0
Class A7 (c)(j)(k)	598,287	0
Class A8 (c)(j)(k)	598,287	0
Class A9 (c)(j)(k)	598,287	0
TOTAL TRANSPORTATION EX AIR/RAIL		0
Utilities - 1.5%
Constellation Energy Corp.	254,300	66,871
Core & Main, Inc. Class A (j)	352,800	15,622
PG&E Corp.	2,097,796	42,417
Portland General Electric Co.	14,817	702
Vistra Corp.	636,300	79,512
TOTAL UTILITIES		205,124
TOTAL COMMON STOCKS (Cost $2,006,621)		2,769,207

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (c)(j)(k) (Cost $10,250)	287,159,690	3

Bank Loan Obligations - 9.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.1%
TransDigm, Inc. Tranche L 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3196% 1/20/32 (f)(h)(m)	10,250	10,253
Air Transportation - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.3674% 10/20/27 (f)(h)(m)	1,284	1,307
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3848% 2/24/31 (f)(h)(m)	2,716	2,718
TOTAL AIR TRANSPORTATION		4,025
Automotive & Auto Parts - 0.1%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5359% 10/1/31 (f)(h)(m)	4,685	4,701
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1852% 5/6/30 (f)(h)(m)	2,638	2,639
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9052% 1/30/31 (f)(h)(m)	2,224	2,224
TOTAL AUTOMOTIVE & AUTO PARTS		9,564
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.0954% 7/29/30 (f)(h)(m)	9,504	9,502
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 14.9441% 5/25/26 (f)(h)(m)	3,007	2,588
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8537% 6/24/29 (f)(h)(m)	738	731
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0496% 1/31/29 (f)(h)(m)	7,313	7,191
TOTAL BROADCASTING		10,510
Building Materials - 0.2%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.5713% 2/25/29 (f)(h)(m)	22,243	22,136
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 7.6852% 3/28/31 (f)(h)(m)	783	785
TOTAL BUILDING MATERIALS		22,921
Chemicals - 0.5%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (f)(h)(m)	12,064	11,349
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 8.9647% 10/4/29 (f)(h)(m)	44,651	44,568
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 6/23/31 (f)(h)(m)	3,342	3,345
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 7.8537% 9/22/28 (f)(h)(m)	14,606	14,624
TOTAL CHEMICALS		73,886
Consumer Products - 0.3%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.584% 6/27/31 (f)(h)(m)	19,693	18,474
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7592% 5/15/28 (f)(h)(m)	26,709	26,587
TOTAL CONSUMER PRODUCTS		45,061
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 9.7229% 2/9/26 (f)(h)(m)	1,452	1,350
Diversified Financial Services - 0.2%
Focus Financial Partners LLC:
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 9/17/31 (f)(h)(m)	21,749	21,759
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% 9/10/31 (f)(g)(h)(m)	2,336	2,337
TOTAL DIVERSIFIED FINANCIAL SERVICES		24,096
Energy - 0.4%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4445% 2/7/28 (f)(h)(m)	46,885	46,897
Epic Crude Services LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6559% 10/9/31 (f)(h)(m)	1,820	1,818
Forbes Energy Services LLC Tranche B, term loan 0% (c)(e)(f)(m)	1,810	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(f)(h)(m)	5,861	0
term loan 0% (c)(e)(f)(m)	2,528	0
TOTAL ENERGY		48,715
Environmental - 0.0%
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8892% 6/21/28 (f)(h)(m)	2,932	2,928
Reworld Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1929% 11/30/28 (f)(h)(m)	2,159	2,160
Tranche C 1LN, term loan CME Term SOFR 6 Month Index + 2.500% 7.5877% 11/30/28 (f)(h)(m)	166	166
TOTAL ENVIRONMENTAL		5,254
Food/Beverage/Tobacco - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 2/12/31 (f)(h)(m)	2,145	2,149
Naked Juice LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.9537% 1/24/29 (f)(h)(m)	2,234	1,668
TOTAL FOOD/BEVERAGE/TOBACCO		3,817
Gaming - 0.3%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.1852% 1/29/29 (f)(h)(m)	29,297	29,298
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8932% 8/1/30 (f)(h)(m)	5,960	5,957
TOTAL GAMING		35,255
Healthcare - 0.3%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.7037% 10/1/27 (f)(h)(m)	17,228	16,522
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 10/23/28 (f)(h)(m)	22,804	22,819
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 11/15/28 (f)(h)(m)	6,744	6,738
TOTAL HEALTHCARE		46,079
Insurance - 0.8%
Acrisure LLC:
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.7592% 2/16/27 (f)(h)(m)	16,408	16,364
Tranche B6 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.0092% 11/6/30 (f)(h)(m)	11,760	11,731
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7592% 9/19/31 (f)(h)(m)	34,502	34,329
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.3674% 6/20/30 (f)(h)(m)	9,184	9,200
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 3 Month Index + 4.750% 9.3537% 5/6/32 (f)(h)(m)	25,720	26,035
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8537% 5/6/31 (f)(h)(m)	4,905	4,908
TOTAL INSURANCE		102,567
Leisure - 0.4%
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.4352% 8/9/27 (f)(h)(m)	18,998	19,034
CME Term SOFR 1 Month Index + 2.750% 7.4352% 10/18/28 (f)(h)(m)	28,776	28,812
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 12/30/26 (f)(h)(m)	9,035	8,679
TOTAL LEISURE		56,525
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 8/19/30 (f)(h)(m)	1,624	1,625
Paper - 0.5%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 7.8602% 4/13/29 (f)(h)(m)	62,363	62,192
Services - 1.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4465% 12/21/28 (f)(h)(m)	17,622	17,653
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 2/10/31 (f)(h)(m)	6,313	6,236
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.5352% 12/10/29 (f)(h)(m)	15,190	14,912
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2852% 12/10/28 (f)(h)(m)	17,680	17,666
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9352% 5/31/28 (f)(h)(m)	1,448	1,452
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (f)(h)(m)	31,218	30,779
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.7583% 4/11/29 (f)(h)(m)	15,445	14,248
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8591% 12/10/26 (f)(h)(m)	4,968	4,977
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (f)(h)(m)	17,648	15,275
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7852% 3/25/31 (f)(h)(m)	6,114	6,096
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.9352% 4/14/29 (f)(h)(m)	3,924	3,991
TOTAL SERVICES		133,285
Super Retail - 0.9%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/5/28 (f)(h)(m)	3,007	3,011
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6684% 6/6/31 (f)(h)(m)	116,959	115,175
TOTAL SUPER RETAIL		118,186
Technology - 3.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.418% 2/16/28 (f)(h)(m)	702	700
Amentum Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9352% 9/29/31 (f)(h)(m)	5,895	5,891
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8537% 2/23/32 (f)(h)(m)	225	231
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 7.6037% 2/24/31 (f)(h)(m)	11,805	11,827
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 2/15/29 (f)(h)(m)	28,966	28,852
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.3653% 9/30/28 (f)(h)(m)	18,030	18,003
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0941% 5/1/31 (f)(h)(m)	41,238	41,238
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/31/28 (f)(h)(m)	1,964	1,961
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9352% 1/31/27 (f)(h)(m)	3,110	3,099
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3455% 8/18/31 (f)(h)(m)	2,960	2,965
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0995% 3/1/29 (f)(h)(m)	30,936	30,846
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9352% 5/3/28 (f)(h)(m)	17,602	17,485
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 7/1/31 (f)(h)(m)	29,405	28,119
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 6/2/28 (f)(h)(m)	6,572	6,522
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.3354% 10/28/30 (f)(h)(m)	11,955	11,994
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6852% 8/31/28 (f)(h)(m)	77,998	78,014
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7996% 4/22/28 (f)(h)(m)	5,849	5,760
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 7.6172% 2/10/31 (f)(h)(m)	83,847	83,915
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0359% 4/14/31 (f)(h)(m)	35,087	35,087
TOTAL TECHNOLOGY		412,509
Telecommunications - 0.1%
Aventiv Technologies LLC 1LN, term loan:
CME Term SOFR 3 Month Index + 5.090% 9.9553% 7/31/25 (f)(h)(m)	7,077	6,169
CME Term SOFR 3 Month Index + 7.500% 12.3653% 7/31/25 (f)(h)(m)	183	183
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.1852% 9/13/29 (f)(h)(m)	8,667	7,857
GTT Communications, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 9.000% 13.9454% 6/30/28 (f)(h)(m)	4,158	3,095
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.7852% 12/30/27 (f)(h)(m)	4,812	4,517
TOTAL TELECOMMUNICATIONS		21,821
Utilities - 0.0%
Talen Energy Supply LLC:
Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.5955% 5/17/30 (f)(h)(m)	553	554
Tranche TLC-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.5955% 5/17/30 (f)(h)(m)	364	365
TOTAL UTILITIES		919
TOTAL BANK LOAN OBLIGATIONS (Cost $1,268,918)		1,259,917

Preferred Securities - 2.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 1.8%
Ally Financial, Inc. 4.7% (f)(n)	7,055	5,794
Bank of America Corp. 5.875% (f)(n)	102,630	104,344
Citigroup, Inc. 4.7% (f)(n)	15,285	15,369
JPMorgan Chase & Co.:
4% (f)(n)	26,340	26,019
4.6% (f)(n)	31,365	31,575
Wells Fargo & Co. 5.875% (f)(n)	50,420	51,411
TOTAL BANKS & THRIFTS		234,512
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (b)(n)	40	1
Energy - 0.6%
Energy Transfer LP:
6.5% (f)(n)	10,860	11,152
6.625% (f)(n)	35,195	34,946
7.125% (f)(n)	26,105	27,395
Summit Midstream Corp. 3 month U.S. LIBOR + 7.430% 12.6383% (e)(f)(h)(n)	2,912	4,353
TOTAL ENERGY		77,846
Homebuilders/Real Estate - 0.3%
Alliant Holdings LP 10% (c)(f)(n)	46,268	46,158
TOTAL PREFERRED SECURITIES (Cost $352,766)		358,517

Other - 2.7%
	Shares	Value ($) (000s)
Other - 2.7%
Fidelity Private Credit Co. LLC (k)(o) (Cost $362,317)	36,401,533	366,917

Money Market Funds - 12.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.87% (p)	1,630,207,760	1,630,534
Fidelity Securities Lending Cash Central Fund 4.87% (p)(q)	5,603,290	5,604
TOTAL MONEY MARKET FUNDS (Cost $1,636,091)		1,636,138

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $12,698,384)	13,318,296
NET OTHER ASSETS (LIABILITIES) - 0.5%	69,231
NET ASSETS - 100.0%	13,387,527

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,393,320,000 or 40.3% of net assets.

(c)	Level 3 security
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $17,472,000 and $16,844,000, respectively.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $380,123,000 or 2.8% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	Security is perpetual in nature with no stated maturity date.
(o)	Affiliated Fund
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	21,592

Fidelity Private Credit Co. LLC	4/15/22 - 10/28/24	362,317

New Cotai LLC/New Cotai Capital Corp.	9/11/20	16,677

Tricer Holdco SCA	10/16/09 - 12/30/17	10,248

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,653

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,655

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	662,430	1,676,445	708,343	30,873	2	-	1,630,534	3.2%
Fidelity Securities Lending Cash Central Fund 4.87%	1,079	90,452	85,927	2	-	-	5,604	0.0%
Total	663,509	1,766,897	794,270	30,875	2	-	1,636,138

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	354,826	15,137	-	25,180	-	(3,046)	366,917
	354,826	15,137	-	25,180	-	(3,046)	366,917

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	226,192	226,192	-	-
Consumer Discretionary	349,203	276,889	58,874	13,440
Consumer Staples	57,697	57,184	-	513
Energy	127,045	92,465	-	34,580
Financials	415,951	415,948	-	3
Health Care	28,508	28,465	-	43
Industrials	503,119	503,116	-	3
Information Technology	776,401	771,780	-	4,621
Materials	95,588	95,588	-	-
Utilities	189,506	189,502	-	4

Corporate Bonds	6,907,959	-	6,871,827	36,132

Asset-Backed Securities	19,638	-	19,638	-

Bank Loan Obligations	1,259,917	-	1,259,917	-

Preferred Securities	358,517	-	312,359	46,158

Other	366,917	-	366,917	-

Money Market Funds	1,636,138	1,636,138	-	-
Total Investments in Securities:	13,318,296	4,293,267	8,889,532	135,497

Net Unrealized Appreciation on Unfunded Commitments	11,505	(1,409)	-	12,914
Total	11,505	(1,409)	-	12,914
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$70,291
Net Realized Gain (Loss) on Investment Securities	693
Net Unrealized Gain (Loss) on Investment Securities	1,859
Cost of Purchases	72,888
Proceeds of Sales	(10,244)
Amortization/Accretion	38
Transfers into Level 3	-
Transfers out of Level 3	(28)
Ending Balance	$135,497
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$398

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited) Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value (including securities loaned of $5,351) - See accompanying schedule:
Unaffiliated issuers (cost $10,699,976)	$11,315,241
Fidelity Central Funds (cost $1,636,091)	1,636,138
Other affiliated issuers (cost $362,317)	366,917

Total Investment in Securities (cost $12,698,384)		$13,318,296
Cash		851
Receivable for investments sold		455
Unrealized appreciation on unfunded commitments		12,914
Receivable for fund shares sold		16,472
Dividends receivable		443
Interest receivable		122,977
Distributions receivable from Fidelity Central Funds		6,506
Prepaid expenses		15
Other receivables		533
Total assets		13,479,462
Liabilities
Payable for investments purchased
Regular delivery	$54,559
Delayed delivery	4,637
Unrealized depreciation on unfunded commitments	1,409
Payable for fund shares redeemed	11,378
Distributions payable	6,509
Accrued management fee	6,981
Other payables and accrued expenses	858
Collateral on securities loaned	5,604
Total liabilities		91,935
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$13,387,527
Net Assets consist of:
Paid in capital		$12,813,742
Total accumulated earnings (loss)		573,785
Net Assets		$13,387,527
Net Asset Value, offering price and redemption price per share ($13,387,527 ÷ 1,317,645 shares)		$10.16
Statement of Operations
Six months ended October 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Dividends:
Unaffiliated issuers		$35,510
Affiliated issuers		25,180
Interest		306,964
Income from Fidelity Central Funds (including $2 from security lending)		30,875
Total income		398,529
Expenses
Management fee	$42,108
Custodian fees and expenses	17
Independent trustees' fees and expenses	26
Registration fees	128
Audit fees	66
Legal	72
Miscellaneous	343
Total expenses before reductions	42,760
Expense reductions	(1,308)
Total expenses after reductions		41,452
Net Investment income (loss)		357,077
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,914)
Fidelity Central Funds	2
Foreign currency transactions	31
Total net realized gain (loss)		(9,881)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	489,484
Affiliated issuers	(3,046)
Unfunded commitments	11,505
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		497,939
Net gain (loss)		488,058
Net increase (decrease) in net assets resulting from operations		$845,135
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$357,077	$669,300
Net realized gain (loss)	(9,881)	(96,078)
Change in net unrealized appreciation (depreciation)	497,939	679,285
Net increase (decrease) in net assets resulting from operations	845,135	1,252,507
Distributions to shareholders	(313,513)	(651,200)

Share transactions
Proceeds from sales of shares	1,139,078	2,290,716
Reinvestment of distributions	273,984	567,039
Cost of shares redeemed	(1,208,202)	(2,265,878)

Net increase (decrease) in net assets resulting from share transactions	204,860	591,877
Total increase (decrease) in net assets	736,482	1,193,184

Net Assets
Beginning of period	12,651,045	11,457,861
End of period	$13,387,527	$12,651,045

Other Information
Shares
Sold	113,950	241,969
Issued in reinvestment of distributions	27,305	59,793
Redeemed	(120,795)	(239,445)
Net increase (decrease)	20,460	62,317

Financial Highlights
Fidelity® Capital & Income Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$9.28	$10.17	$11.24	$8.92	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.274	.529	.480	.387	.386	.426
Net realized and unrealized gain (loss)	.376	.456	(.308)	(.714)	2.442	(1.085)
Total from investment operations	.650	.985	.172	(.327)	2.828	(.659)
Distributions from net investment income	(.240)	(.515)	(.473)	(.390)	(.390)	(.425)
Distributions from net realized gain	-	-	(.589)	(.353)	(.118)	(.076)
Total distributions	(.240)	(.515)	(1.062)	(.743)	(.508)	(.501)
Net asset value, end of period	$10.16	$9.75	$9.28	$10.17	$11.24	$8.92
Total Return C,D	6.73%	10.91%	2.09%	(3.27)%	32.35%	(6.89)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65% G	.67%	.68%	.67%	.68%	.67%
Expenses net of fee waivers, if any	.63 % G	.65%	.68%	.67%	.68%	.67%
Expenses net of all reductions	.63% G	.65%	.68%	.67%	.68%	.67%
Net investment income (loss)	5.43% G	5.60%	5.16%	3.49%	3.75%	4.32%
Supplemental Data
Net assets, end of period (in millions)	$13,388	$12,651	$11,458	$13,077	$14,674	$10,228
Portfolio turnover rate H	18 % G	36%	20%	28%	37%	46%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2024 was 11.38%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$53,207	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.5 - 7.3 / 5.1	Increase
		Market approach	Transaction price	$0.00 - $2.92 / $2.90	Increase
		Discounted cash flow	Discount rate	10.8%	Decrease
			Yield	12.2%	Decrease
		Recovery value	Recovery value	$0.00 - $0.65 / $0.64	Increase
		Black scholes	Discount rate	4.0% - 4.1% / 4.1%	Increase
			Term	2.3 - 4.7 / 2.4	Increase
			Volatility	50.0% - 58.0% / 50.2%	Increase
Corporate Bonds	$36,132	Market approach	Transaction price	$96.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$5.50 - $18.50 / $14.63	Increase
		Black scholes	Discount rate	4.1%	Increase
			Term	2.3	Increase
			Volatility	50.0%	Increase
Preferred Securities	$46,158	Market approach	Transaction price	$98.50	Increase
Bank Loan Obligations	$-	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Capital & Income Fund	$531

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,174,729
Gross unrealized depreciation	(499,136)
Net unrealized appreciation (depreciation)	$675,593
Tax cost	$12,642,703

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(147,585)
Total capital loss carryforward	$(147,585)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Capital & Income Fund	Fidelity Private Credit Company LLC	54,768

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Capital & Income Fund	EchoStar Corp. 10.75% 9/27/29	149,034	12,914
Fidelity Capital & Income Fund	EchoStar Corp.	13,257	(1,409)

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Capital & Income Fund	945,736	1,700,923
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Capital & Income Fund	.65

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Capital & Income Fund	.64

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Capital & Income Fund	3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Capital & Income Fund	36,415	33,968	5,700
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Capital & Income Fund	9
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Capital & Income Fund	-A	-	-

A Amount is less than five-hundred dollars.
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until August 31, 2025. During the period, this waiver reduced the Fund's management fee by $1,303.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Capital & Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund will receive investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that the fund has a variable unified management fee that covers expenses for services beyond portfolio management.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.538653.127
CAI-SANN-1224
Fidelity® Series High Income Fund

Semi-Annual Report
October 31, 2024
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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series High Income Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 85.8%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.8%
Automotive & Auto Parts - 0.2%
Rivian Automotive, Inc. 3.625% 10/15/30	3,078,000	2,380,525
Broadcasting - 0.8%
DISH Network Corp. 3.375% 8/15/26	13,185,000	11,070,295
Diversified Financial Services - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	40,000	36,220
Energy - 0.1%
Sunnova Energy International, Inc. 0.25% 12/1/26	2,574,000	1,671,168
Homebuilders/Real Estate - 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	2,957,000	2,562,241
Meritage Homes Corp. 1.75% 5/15/28 (b)	20,000	21,230
Redfin Corp. 0.5% 4/1/27	3,576,000	2,574,720
		5,158,191
Leisure - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	190,000	393,395
Technology - 0.3%
BlackLine, Inc. 1% 6/1/29 (b)	220,000	228,910
Global Payments, Inc. 1.5% 3/1/31 (b)	2,034,000	1,939,419
Wolfspeed, Inc. 1.875% 12/1/29	5,485,000	2,731,530
		4,899,859
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	990,000	1,079,595
TOTAL CONVERTIBLE BONDS		26,689,248
Nonconvertible Bonds - 84.0%
Aerospace - 2.8%
ATI, Inc.:
4.875% 10/1/29	1,215,000	1,150,856
5.875% 12/1/27	1,230,000	1,219,926
Bombardier, Inc.:
7% 6/1/32 (b)	3,405,000	3,486,040
7.25% 7/1/31 (b)	1,950,000	2,014,658
7.875% 4/15/27 (b)	1,814,000	1,817,576
BWX Technologies, Inc. 4.125% 6/30/28 (b)	3,247,000	3,098,678
Howmet Aerospace, Inc.:
5.9% 2/1/27	545,000	558,326
5.95% 2/1/37	435,000	459,293
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)(c)	830,000	740,948
4.625% 3/1/28 (b)	2,375,000	2,262,773
Moog, Inc. 4.25% 12/15/27 (b)	165,000	157,300
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	965,000	1,071,220
TransDigm, Inc.:
4.625% 1/15/29	2,335,000	2,217,378
5.5% 11/15/27	3,780,000	3,742,200
6% 1/15/33 (b)	4,265,000	4,227,743
6.375% 3/1/29 (b)	6,800,000	6,902,269
6.75% 8/15/28 (b)	1,630,000	1,666,675
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	3,129,000	2,678,408
7.875% 5/1/27 (b)	435,000	423,458
9.5% 6/1/28 (b)	440,000	432,248
		40,327,973
Air Transportation - 0.7%
Air Canada 3.875% 8/15/26 (b)	805,000	778,744
American Airlines, Inc.:
7.25% 2/15/28 (b)(c)	540,000	548,882
8.5% 5/15/29 (b)	2,080,000	2,185,939
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)	1,125,000	1,169,065
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	299,750	302,709
Rand Parent LLC 8.5% 2/15/30 (b)(c)	4,015,000	4,006,167
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (b)	560,000	348,117
8% 9/20/25 (b)	1,865,000	1,159,353
		10,498,976
Automotive & Auto Parts - 1.8%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	330,000	335,483
Arko Corp. 5.125% 11/15/29 (b)	375,000	345,442
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	1,090,000	1,058,882
Belron UK Finance PLC 5.75% 10/15/29 (b)	2,155,000	2,159,719
Dana, Inc.:
4.25% 9/1/30	440,000	384,740
5.375% 11/15/27	295,000	288,539
Ford Motor Co.:
3.25% 2/12/32 (c)	1,085,000	907,753
4.75% 1/15/43	545,000	441,809
5.291% 12/8/46 (c)	215,000	188,024
6.1% 8/19/32	4,525,000	4,544,122
7.4% 11/1/46	435,000	464,606
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.9445% 3/6/26 (d)(e)	1,540,000	1,572,201
3.375% 11/13/25	545,000	534,570
4% 11/13/30	550,000	496,675
4.389% 1/8/26	1,090,000	1,076,621
5.125% 6/16/25	545,000	543,610
Hudson Automotive Group 8% 5/15/32 (b)	835,000	872,919
LCM Investments Holdings 8.25% 8/1/31 (b)(c)	755,000	788,517
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	450,000	463,723
8.125% 3/30/29 (b)	1,115,000	1,179,488
8.375% 5/1/28 (b)	1,180,000	1,240,306
McLaren Finance PLC 7.5% 8/1/26 (b)	1,820,000	1,765,400
Phinia, Inc. 6.75% 4/15/29 (b)	1,045,000	1,066,743
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 10.502% 10/15/26 (b)(d)(e)	335,000	335,398
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	1,645,000	1,700,286
ZF North America Capital, Inc.:
6.875% 4/14/28 (b)	595,000	600,143
7.125% 4/14/30 (b)	595,000	598,409
		25,954,128
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
5.75% 11/20/25	110,000	110,432
6.7% 2/14/33 (c)	2,170,000	2,179,160
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29 (b)	970,000	917,779
6.125% 11/1/32 (b)	2,000,000	2,001,295
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 4% 10/15/33 (b)(c)	435,000	375,169
UniCredit SpA:
5.861% 6/19/32 (b)(d)	2,542,000	2,532,871
7.296% 4/2/34 (b)(d)	1,403,000	1,468,193
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	1,620,000	1,663,453
Western Alliance Bancorp. 3% 6/15/31 (d)	1,910,000	1,764,477
		13,012,829
Broadcasting - 1.8%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	2,900,000	2,811,438
7.5% 6/1/29 (b)	1,685,000	1,440,013
9% 9/15/28 (b)	3,050,000	3,203,491
DISH Network Corp. 11.75% 11/15/27 (b)	2,760,000	2,905,230
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	1,110,000	763,769
Sirius XM Radio, Inc.:
4% 7/15/28 (b)	2,505,000	2,340,344
4.125% 7/1/30 (b)	2,200,000	1,968,257
5.5% 7/1/29 (b)	660,000	640,263
TEGNA, Inc.:
4.625% 3/15/28	1,895,000	1,779,441
5% 9/15/29 (c)	725,000	676,827
Univision Communications, Inc.:
4.5% 5/1/29 (b)	2,170,000	1,926,455
6.625% 6/1/27 (b)	3,080,000	3,055,851
8% 8/15/28 (b)	1,975,000	2,007,088
8.5% 7/31/31 (b)	1,130,000	1,110,722
		26,629,189
Building Materials - 1.2%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	824,000	809,070
6.375% 6/15/30 (b)	490,000	493,928
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	815,000	857,534
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	1,325,000	1,346,825
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	2,210,000	1,977,039
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	2,370,000	2,385,270
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)	4,830,000	4,912,221
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	2,240,000	2,352,875
Star Holding LLC 8.75% 8/1/31 (b)	1,400,000	1,331,414
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	950,000	983,250
		17,449,426
Cable/Satellite TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	2,145,000	1,713,660
4.5% 8/15/30 (b)	675,000	602,869
4.5% 5/1/32	5,635,000	4,794,187
4.75% 3/1/30 (b)	4,755,000	4,325,478
4.75% 2/1/32 (b)(c)	3,090,000	2,671,462
5% 2/1/28 (b)	1,495,000	1,446,949
5.375% 6/1/29 (b)	1,705,000	1,627,509
CSC Holdings LLC:
3.375% 2/15/31 (b)	2,195,000	1,574,641
4.125% 12/1/30 (b)	2,050,000	1,513,170
4.5% 11/15/31 (b)	555,000	406,848
4.625% 12/1/30 (b)	4,920,000	2,474,180
5.375% 2/1/28 (b)	3,840,000	3,286,465
7.5% 4/1/28 (b)	1,530,000	1,004,827
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	535,000	515,112
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)	1,630,000	1,416,310
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,000,000	973,420
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/28 (b)	1,505,000	1,442,523
Ziggo BV 4.875% 1/15/30 (b)	1,455,000	1,349,127
		33,138,737
Capital Goods - 1.3%
ESAB Corp. 6.25% 4/15/29 (b)	2,470,000	2,513,493
Mueller Water Products, Inc. 4% 6/15/29 (b)	1,905,000	1,773,600
Patrick Industries, Inc. 6.375% 11/1/32 (b)	2,195,000	2,170,768
Regal Rexnord Corp.:
6.05% 2/15/26	1,640,000	1,657,178
6.05% 4/15/28	1,090,000	1,116,086
6.3% 2/15/30	1,090,000	1,128,740
Resideo Funding, Inc. 6.5% 7/15/32 (b)	1,455,000	1,464,354
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)	1,645,000	1,652,422
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	4,865,000	4,785,345
		18,261,986
Chemicals - 4.2%
Avient Corp. 6.25% 11/1/31 (b)	1,420,000	1,424,154
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	2,445,000	2,555,135
Consolidated Energy Finance SA 12% 2/15/31 (b)	2,085,000	2,033,497
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	1,807,000	1,733,755
Element Solutions, Inc. 3.875% 9/1/28 (b)	1,044,000	1,005,697
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	2,460,000	2,602,776
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	4,053,262	3,424,115
LSB Industries, Inc. 6.25% 10/15/28 (b)	880,000	851,334
Methanex Corp.:
5.125% 10/15/27	3,800,000	3,698,155
5.65% 12/1/44	2,732,000	2,416,935
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	1,900,000	1,730,929
5.25% 6/1/27 (b)	1,935,000	1,899,190
9% 2/15/30 (b)	660,000	702,947
Nufarm Australia Ltd. 5% 1/27/30 (b)	2,575,000	2,386,163
Olin Corp.:
5% 2/1/30 (c)	1,110,000	1,059,411
5.125% 9/15/27	2,795,000	2,756,614
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	2,030,000	1,910,645
6.25% 10/1/29 (b)	2,255,000	2,150,692
7.25% 6/15/31 (b)	1,930,000	1,980,199
9.75% 11/15/28 (b)	2,225,000	2,360,523
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	3,750,000	3,590,761
6.625% 5/1/29 (b)	1,815,000	1,762,059
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	1,550,000	1,531,045
The Chemours Co. LLC:
4.625% 11/15/29 (b)(c)	790,000	685,885
5.375% 5/15/27	2,604,000	2,507,193
5.75% 11/15/28 (b)	2,625,000	2,423,060
Tronox, Inc. 4.625% 3/15/29 (b)(c)	3,860,000	3,502,129
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	4,500,000	4,156,505
7.375% 3/1/31 (b)	440,000	454,757
		61,296,260
Consumer Products - 1.5%
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	1,850,000	1,886,264
Kohl's Corp. 4.25% 7/17/25	150,000	148,067
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31 (b)	1,370,000	1,356,734
10.75% 6/30/32 (b)	1,240,000	1,155,340
Mattel, Inc.:
3.375% 4/1/26 (b)	1,750,000	1,708,816
5.45% 11/1/41	435,000	398,367
Newell Brands, Inc.:
5.7% 4/1/26	545,000	546,217
6.375% 9/15/27 (c)	3,340,000	3,375,528
6.375% 5/15/30 (f)	730,000	733,336
6.625% 9/15/29 (c)	605,000	613,430
6.625% 5/15/32 (f)	730,000	732,108
7% 4/1/46 (g)	435,000	403,689
The Gates Corp. 6.875% 7/1/29 (b)	2,040,000	2,095,957
The Scotts Miracle-Gro Co.:
4% 4/1/31	215,000	192,476
4.375% 2/1/32	330,000	298,584
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	2,260,000	2,224,979
10.5% 5/15/29 (b)	3,010,000	3,040,521
Wayfair LLC 7.25% 10/31/29 (b)(c)	1,405,000	1,421,737
		22,332,150
Containers - 1.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)	895,000	189,069
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	2,155,000	1,874,850
Ball Corp.:
2.875% 8/15/30 (c)	545,000	473,867
6% 6/15/29	710,000	721,018
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	545,000	530,162
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	610,000	557,842
6.375% 7/15/32 (b)	2,720,000	2,744,279
LABL, Inc.:
5.875% 11/1/28 (b)	330,000	306,384
9.5% 11/1/28 (b)	220,000	225,431
10.5% 7/15/27 (b)	625,000	618,754
Mauser Packaging Solutions Holding Co.:
7.875% 4/15/27 (b)	1,630,000	1,674,825
9.25% 4/15/27 (b)	1,335,000	1,365,259
Owens-Brockway Glass Container, Inc.:
7.25% 5/15/31 (b)(c)	450,000	442,586
7.375% 6/1/32 (b)(c)	1,360,000	1,330,630
Sealed Air Corp. 5% 4/15/29 (b)	3,300,000	3,187,699
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)	655,000	661,961
7.25% 2/15/31 (b)	2,415,000	2,507,323
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	494,000	489,622
8.5% 8/15/27 (b)	810,000	807,580
		20,709,141
Diversified Financial Services - 4.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)	1,090,000	1,088,871
Azorra Finance Ltd. 7.75% 4/15/30 (b)	1,020,000	1,007,436
Boost Newco Borrower LLC 7.5% 1/15/31 (b)	1,525,000	1,607,685
Capstone Borrower, Inc. 8% 6/15/30 (b)	745,000	778,632
Coinbase Global, Inc. 3.375% 10/1/28 (b)(c)	900,000	799,962
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	1,005,000	1,070,076
Focus Financial Partners LLC 6.75% 9/15/31 (b)(c)	2,140,000	2,125,973
Fortress Transportation & Infrastructure Investors LLC:
5.875% 4/15/33 (b)	860,000	838,463
7% 6/15/32 (b)	680,000	697,682
7.875% 12/1/30 (b)	1,860,000	1,959,475
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	1,715,000	1,747,700
7.75% 5/15/26 (b)	1,115,000	1,134,587
8% 2/15/27 (b)	2,705,000	2,794,563
8% 6/15/28 (b)	1,675,000	1,765,907
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)	1,405,000	1,451,327
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	2,490,000	2,644,059
Hightower Holding LLC:
6.75% 4/15/29 (b)	1,835,000	1,806,549
9.125% 1/31/30 (b)	2,630,000	2,772,859
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	4,560,000	3,803,935
5.25% 5/15/27	3,780,000	3,521,491
Intercontinental Exchange, Inc. 3.625% 9/1/28	3,485,000	3,352,392
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	390,000	359,751
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 6.625% 10/15/31 (b)	2,185,000	2,175,879
Jefferson Capital Holding 9.5% 2/15/29 (b)	1,050,000	1,116,839
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	1,415,000	1,348,106
LPL Holdings, Inc. 4.375% 5/15/31 (b)(c)	545,000	503,870
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	2,095,000	2,094,916
OneMain Finance Corp.:
3.5% 1/15/27	3,265,000	3,116,046
3.875% 9/15/28	4,040,000	3,723,679
7.125% 3/15/26	3,970,000	4,067,213
Optics Bidco SpA:
6% 9/30/34 (b)	2,848,000	2,776,208
7.2% 7/18/36 (b)	1,085,000	1,116,158
7.721% 6/4/38 (b)	269,000	285,350
PRA Group, Inc. 8.875% 1/31/30 (b)(c)	685,000	710,692
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)	1,685,000	1,728,808
Windstream Services LLC / Wind:
7.75% 8/15/28 (b)	2,220,000	2,232,285
8.25% 10/1/31 (b)	1,425,000	1,442,815
		67,568,239
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	2,875,000	2,691,001
CMG Media Corp. 8.875% 6/18/29	3,100,000	2,263,000
		4,954,001
Energy - 11.3%
Aethon United BR LP / Aethon United Finance Corp. 7.5% 10/1/29 (b)	1,780,000	1,792,341
Alpha Generation LLC 6.75% 10/15/32 (b)	1,690,000	1,713,741
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)	545,000	543,981
Apache Corp.:
4.25% 1/15/30	775,000	729,754
5.1% 9/1/40	980,000	846,092
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)	1,685,000	1,692,618
Ascent Resources - Utica LLC/ARU Finance Corp. 6.625% 10/15/32 (b)	590,000	584,408
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	2,540,000	2,422,133
Baytex Energy Corp. 7.375% 3/15/32 (b)	1,780,000	1,728,064
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.375% 2/15/32 (b)(f)	2,365,000	2,348,656
California Resources Corp.:
7.125% 2/1/26 (b)(c)	295,000	295,962
8.25% 6/15/29 (b)	4,500,000	4,544,690
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	960,000	986,294
Canacol Energy Ltd. 5.75% 11/24/28 (b)	2,695,000	1,398,031
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	2,380,000	2,380,221
8.375% 1/15/29 (b)	1,230,000	1,279,467
CNX Resources Corp. 7.375% 1/15/31 (b)	625,000	642,461
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	1,410,000	1,288,266
6.75% 3/1/29 (b)	3,005,000	2,877,792
CPI CG, Inc. 10% 7/15/29 (b)	735,000	769,914
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	1,560,000	1,650,510
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	1,855,000	1,875,765
CVR Energy, Inc.:
5.75% 2/15/28 (b)	2,890,000	2,635,398
8.5% 1/15/29 (b)	3,535,000	3,427,922
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	3,165,000	3,135,390
8.625% 3/15/29 (b)	2,440,000	2,503,540
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,140,000	1,070,526
4.375% 6/15/31 (b)	545,000	501,355
Energy Transfer LP:
5.75% 4/1/25 (c)	2,285,000	2,281,857
7.375% 2/1/31 (b)	1,090,000	1,147,031
EnLink Midstream LLC:
5.625% 1/15/28 (b)(c)	5,415,000	5,480,928
6.5% 9/1/30 (b)	1,020,000	1,074,234
EnLink Midstream Partners LP:
4.15% 6/1/25	545,000	541,770
4.85% 7/15/26	985,000	980,724
EQM Midstream Partners LP:
6% 7/1/25 (b)	140,000	140,161
6.5% 7/1/27 (b)	437,000	446,996
Expand Energy Corp. 4.75% 2/1/32	1,640,000	1,541,482
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	295,000	292,935
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% 5/15/32 (c)	670,000	670,469
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29	2,210,000	2,205,960
7% 8/1/27	2,927,000	2,936,100
Harvest Midstream I LP:
7.5% 9/1/28 (b)	1,110,000	1,122,871
7.5% 5/15/32 (b)	2,535,000	2,595,523
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,115,000	1,041,130
5.125% 6/15/28 (b)	3,025,000	2,960,147
5.5% 10/15/30 (b)	545,000	532,507
5.625% 2/15/26 (b)	2,610,000	2,603,724
HF Sinclair Corp. 5% 2/1/28	2,280,000	2,257,320
Howard Midstream Energy Partners LLC:
7.375% 7/15/32 (b)	1,380,000	1,407,916
8.875% 7/15/28 (b)	1,170,000	1,234,425
Kinetik Holdings LP:
5.875% 6/15/30 (b)	1,535,000	1,523,183
6.625% 12/15/28 (b)	4,320,000	4,412,228
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	1,950,000	2,004,440
Kosmos Energy Ltd. 8.75% 10/1/31 (b)	1,060,000	1,034,825
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)	1,120,000	1,106,533
Matador Resources Co.:
6.25% 4/15/33 (b)(c)	720,000	704,613
6.5% 4/15/32 (b)	2,310,000	2,287,745
Mesquite Energy, Inc. 7.25% (b)(h)(i)	10,580,000	1
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)	1,405,000	1,376,614
Murphy Oil Corp. 6% 10/1/32	1,435,000	1,381,799
Nabors Industries, Inc. 8.875% 8/15/31 (b)	1,780,000	1,682,854
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	4,310,000	3,992,451
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)(c)	1,950,000	1,962,591
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	1,730,000	1,746,790
8.75% 6/15/31 (b)	555,000	574,205
Occidental Petroleum Corp. 4.5% 7/15/44	1,335,000	1,029,353
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)(c)	4,690,000	4,681,987
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	1,573,000	1,549,405
7% 1/15/32 (b)	2,785,000	2,840,959
Prairie Acquiror LP 9% 8/1/29 (b)	1,080,000	1,094,944
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	145,000	134,098
4.95% 7/15/29 (b)	1,480,000	1,390,278
6.875% 4/15/40 (b)	655,000	621,026
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	925,000	944,598
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	2,285,000	2,372,032
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	210,000	209,713
Summit Midstream Holdings LLC 8.625% 10/31/29 (b)	1,120,000	1,157,144
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	880,000	786,552
11.75% 10/1/28 (b)	1,210,000	983,792
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	4,570,000	4,345,131
5.875% 3/15/28	875,000	872,988
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	1,155,000	1,065,692
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	3,125,000	3,001,174
6% 9/1/31 (b)	3,695,000	3,427,510
Talos Production, Inc. 9% 2/1/29 (b)	560,000	576,761
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,085,000	1,052,803
Teine Energy Ltd. 6.875% 4/15/29 (b)	295,000	290,144
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	606,000	605,710
Transocean, Inc.:
8% 2/1/27 (b)	4,113,000	4,101,113
8.25% 5/15/29 (b)	2,750,000	2,764,875
8.75% 2/15/30 (b)	1,202,750	1,246,240
Tullow Oil PLC 10.25% 5/15/26 (b)	2,840,000	2,609,250
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)	1,630,000	1,660,144
Valaris Ltd. 8.375% 4/30/30 (b)	2,135,000	2,166,171
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	2,155,000	1,987,008
4.125% 8/15/31 (b)	1,680,000	1,531,213
6.25% 1/15/30 (b)	1,445,000	1,477,017
Viridien 8.75% 4/1/27 (b)	1,310,000	1,266,335
		164,795,534
Environmental - 1.3%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	515,000	518,872
Darling Ingredients, Inc. 6% 6/15/30 (b)	910,000	903,743
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,090,000	1,079,229
5.125% 12/15/26 (b)	1,090,000	1,079,174
6.75% 1/15/31 (b)	930,000	957,544
Madison IAQ LLC:
4.125% 6/30/28 (b)(c)	2,375,000	2,254,127
5.875% 6/30/29 (b)	1,515,000	1,436,936
Reworld Holding Corp. 4.875% 12/1/29 (b)	1,650,000	1,541,084
Stericycle, Inc. 3.875% 1/15/29 (b)	3,330,000	3,271,881
Wrangler Holdco Corp. 6.625% 4/1/32 (b)(c)	5,510,000	5,623,908
		18,666,498
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	295,000	285,012
3.5% 3/15/29 (b)	2,690,000	2,485,338
4.875% 2/15/30 (b)	1,855,000	1,806,784
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	4,325,000	3,474,586
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	785,000	697,559
Parkland Corp. 4.625% 5/1/30 (b)	3,475,000	3,193,985
Walgreens Boots Alliance, Inc. 8.125% 8/15/29 (c)	940,000	937,498
		12,880,762
Food/Beverage/Tobacco - 2.7%
BellRing Brands, Inc. 7% 3/15/30 (b)	435,000	452,702
C&S Group Enterprises LLC 5% 12/15/28 (b)	2,380,000	1,969,987
Chobani Holdco II LLC 9.5% 10/1/29 pay-in-kind (b)(d)	1,110,000	1,145,128
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (b)(c)	435,000	417,678
7.625% 7/1/29 (b)	1,490,000	1,553,354
Fiesta Purchaser, Inc.:
7.875% 3/1/31 (b)	1,195,000	1,253,206
9.625% 9/15/32 (b)	805,000	841,428
KeHE Distributor / Nextwave 9% 2/15/29 (b)	1,935,000	2,003,617
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)	3,660,000	3,398,149
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	2,690,000	2,517,768
5.5% 10/15/27 (b)	1,505,000	1,492,245
6.125% 9/15/32 (b)	285,000	286,192
Pilgrim's Pride Corp.:
3.5% 3/1/32	545,000	476,726
4.25% 4/15/31	640,000	594,792
Post Holdings, Inc.:
4.625% 4/15/30 (b)	1,290,000	1,205,617
5.5% 12/15/29 (b)	3,980,000	3,881,796
6.25% 10/15/34 (b)	1,295,000	1,280,693
6.375% 3/1/33 (b)(c)	2,105,000	2,082,553
Sigma Holdco BV 7.875% 5/15/26 (b)	705,000	698,209
TreeHouse Foods, Inc. 4% 9/1/28	860,000	783,688
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	5,285,000	5,220,556
U.S. Foods, Inc.:
4.625% 6/1/30 (b)(c)	820,000	778,025
4.75% 2/15/29 (b)	2,180,000	2,100,070
5.75% 4/15/33 (b)	1,265,000	1,245,748
7.25% 1/15/32 (b)(c)	1,225,000	1,272,793
United Natural Foods, Inc. 6.75% 10/15/28 (b)	215,000	207,475
Viking Baked Goods Acquisition Corp. 8.625% 11/1/31 (b)(f)	290,000	289,077
		39,449,272
Gaming - 2.0%
Caesars Entertainment, Inc.:
6% 10/15/32 (b)	1,175,000	1,146,128
6.5% 2/15/32 (b)	3,735,000	3,787,720
7% 2/15/30 (b)	1,305,000	1,337,693
8.125% 7/1/27 (b)	849,000	865,657
Churchill Downs, Inc. 5.75% 4/1/30 (b)	3,965,000	3,903,371
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)(c)	2,730,000	2,548,643
6.75% 1/15/30 (b)	4,015,000	3,651,566
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	975,000	959,649
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	660,000	678,363
Station Casinos LLC:
4.5% 2/15/28 (b)	1,665,000	1,589,109
6.625% 3/15/32 (b)(c)	2,735,000	2,748,429
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,085,000	1,005,335
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)(c)	5,135,000	5,401,943
		29,623,606
Healthcare - 7.0%
1375209 BC Ltd. 9% 1/30/28 (b)	1,456,000	1,453,326
180 Medical, Inc. 3.875% 10/15/29 (b)	1,055,000	981,221
Amgen, Inc. 5.6% 3/2/43 (c)	1,195,000	1,195,946
AMN Healthcare 4% 4/15/29 (b)(c)	680,000	626,687
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,345,000	1,240,508
4.625% 7/15/28 (b)	885,000	855,725
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	2,075,000	1,603,373
5.25% 1/30/30 (b)	1,335,000	734,376
5.5% 11/1/25 (b)	4,535,000	4,450,558
11% 9/30/28 (b)	1,510,000	1,389,442
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,320,000	1,277,609
Centene Corp. 2.5% 3/1/31	1,470,000	1,229,390
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,150,000	1,054,220
4% 3/15/31 (b)	975,000	871,428
4.25% 5/1/28 (b)	472,000	448,723
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	4,055,000	3,381,746
5.25% 5/15/30 (b)	7,690,000	6,711,313
5.625% 3/15/27 (b)	4,905,000	4,783,660
6% 1/15/29 (b)	2,290,000	2,156,576
6.125% 4/1/30 (b)	2,340,000	1,832,167
6.875% 4/15/29 (b)	1,490,000	1,258,386
10.875% 1/15/32 (b)	2,065,000	2,213,090
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	2,070,000	1,960,855
DaVita, Inc.:
3.75% 2/15/31 (b)	855,000	743,565
4.625% 6/1/30 (b)	4,560,000	4,198,021
6.875% 9/1/32 (b)	700,000	703,648
Embecta Corp. 5% 2/15/30 (b)	490,000	443,532
Grifols SA 4.75% 10/15/28 (b)	660,000	608,180
HAH Group Holding Co. LLC 9.75% 10/1/31 (b)	2,580,000	2,628,827
HealthEquity, Inc. 4.5% 10/1/29 (b)(c)	1,865,000	1,777,368
Hologic, Inc. 3.25% 2/15/29 (b)	840,000	771,435
Humana, Inc. 5.875% 3/1/33	1,085,000	1,106,788
IQVIA, Inc. 6.5% 5/15/30 (b)	1,110,000	1,140,224
Jazz Securities DAC 4.375% 1/15/29 (b)	1,850,000	1,750,642
LifePoint Health, Inc. 5.375% 1/15/29 (b)	1,570,000	1,436,546
Medline Borrower LP 3.875% 4/1/29 (b)	6,955,000	6,506,195
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	2,740,000	2,787,797
Modivcare, Inc. 5% 10/1/29 (b)	215,000	146,385
Molina Healthcare, Inc. 3.875% 11/15/30 (b)	1,465,000	1,326,541
Option Care Health, Inc. 4.375% 10/31/29 (b)	255,000	234,724
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,935,000	3,728,459
5.125% 4/30/31 (b)	1,050,000	957,607
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	2,895,000	2,766,966
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)	1,395,645	1,374,710
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	1,335,000	1,367,120
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	1,995,000	2,048,474
Teleflex, Inc. 4.25% 6/1/28 (b)	930,000	891,584
Tenet Healthcare Corp.:
4.25% 6/1/29	2,790,000	2,639,406
4.375% 1/15/30	1,990,000	1,865,702
6.125% 10/1/28	3,035,000	3,032,112
6.125% 6/15/30	2,820,000	2,833,274
6.25% 2/1/27	2,741,000	2,743,106
6.75% 5/15/31 (c)	390,000	398,696
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,310,000	1,248,812
7.875% 9/15/29	330,000	356,061
8.125% 9/15/31	330,000	369,081
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	585,000	596,686
		101,238,599
Homebuilders/Real Estate - 2.7%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)(c)	874,400	766,231
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	32,000	26,360
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	25,000	19,066
Arcosa, Inc. 6.875% 8/15/32 (b)	845,000	867,279
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	985,000	920,646
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)(c)	1,085,000	1,115,409
Greystar Real Estate Partners 7.75% 9/1/30 (b)	555,000	581,521
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)	1,520,000	1,592,209
Howard Hughes Corp.:
4.125% 2/1/29 (b)	945,000	870,257
4.375% 2/1/31 (b)	775,000	694,513
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)	415,000	447,052
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,605,000	1,435,645
Landsea Homes Corp. 8.875% 4/1/29 (b)	1,330,000	1,356,938
LGI Homes, Inc. 8.75% 12/15/28 (b)	960,000	1,011,352
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	5,035,000	3,565,531
4.625% 8/1/29 (c)	2,850,000	2,216,478
5% 10/15/27 (c)	5,705,000	5,034,888
5.25% 8/1/26 (c)	1,085,000	1,026,268
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	2,255,000	2,308,850
Railworks Holdings LP 8.25% 11/15/28 (b)	1,990,000	2,036,868
Rithm Capital Corp. 8% 4/1/29 (b)	830,000	828,210
Ryan Specialty Group LLC 5.875% 8/1/32 (b)	930,000	926,894
Safehold Operating Partnership LP 2.85% 1/15/32	1,635,000	1,386,573
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	395,000	382,023
TopBuild Corp. 4.125% 2/15/32 (b)	1,185,000	1,056,428
TRI Pointe Homes, Inc. 5.7% 6/15/28	220,000	218,603
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29 (b)	4,996,000	4,301,106
10.5% 2/15/28 (b)	2,175,000	2,316,743
		39,309,941
Hotels - 0.9%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	4,715,000	4,138,580
3.75% 5/1/29 (b)	495,000	460,560
4% 5/1/31 (b)	2,420,000	2,204,409
5.875% 4/1/29 (b)	685,000	695,135
5.875% 3/15/33 (b)(c)	995,000	997,082
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	2,585,000	2,585,636
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	935,000	957,803
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	1,785,000	1,698,911
		13,738,116
Insurance - 1.8%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	435,000	409,054
8.25% 2/1/29 (b)	1,485,000	1,509,173
8.5% 6/15/29 (b)	950,000	976,190
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	3,740,000	3,547,068
5.875% 11/1/29 (b)	1,365,000	1,289,266
6.75% 10/15/27 (b)	6,945,000	6,918,956
6.75% 4/15/28 (b)	540,000	542,543
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,660,000	1,562,391
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC 7.875% 11/1/29 (b)	1,455,000	1,453,545
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	1,355,000	1,282,131
7.5% 2/15/32 (b)	2,145,000	2,160,133
HUB International Ltd. 7.25% 6/15/30 (b)	3,595,000	3,715,156
USI, Inc. 7.5% 1/15/32 (b)	840,000	857,038
		26,222,644
Leisure - 2.4%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	1,375,000	1,396,852
Carnival Corp.:
5.75% 3/1/27 (b)	3,414,000	3,424,225
6% 5/1/29 (b)	2,235,000	2,238,656
6.65% 1/15/28	300,000	305,720
7% 8/15/29 (b)	2,465,000	2,577,958
10.5% 6/1/30 (b)	1,985,000	2,141,654
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	315,000	308,700
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	1,705,000	1,634,816
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	890,000	889,026
7.75% 2/15/29 (b)	3,300,000	3,496,624
NCL Finance Ltd. 6.125% 3/15/28 (b)	3,490,000	3,511,366
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	1,535,000	1,532,185
5.5% 4/1/28 (b)	2,745,000	2,744,811
5.625% 9/30/31 (b)	1,145,000	1,138,532
6% 2/1/33 (b)	2,795,000	2,812,162
6.25% 3/15/32 (b)	1,730,000	1,763,771
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,195,000	1,290,573
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	630,000	621,287
Voc Escrow Ltd. 5% 2/15/28 (b)	865,000	840,878
		34,669,796
Metals/Mining - 1.8%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	530,000	552,608
Arsenal AIC Parent LLC 8% 10/1/30 (b)	740,000	777,827
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)	215,000	198,394
6.875% 11/1/29 (b)	730,000	732,831
7% 3/15/32 (b)(c)	2,745,000	2,748,103
7.375% 5/1/33 (b)	730,000	735,402
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,005,000	991,051
ERO Copper Corp. 6.5% 2/15/30 (b)	5,665,000	5,565,863
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,360,000	2,332,600
8.625% 6/1/31 (b)	1,180,000	1,188,850
9.375% 3/1/29 (b)	3,380,000	3,593,457
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31 (b)	545,000	496,144
4.5% 9/15/27 (b)	630,000	613,305
Mineral Resources Ltd.:
8.5% 5/1/30 (b)	1,400,000	1,439,916
9.25% 10/1/28 (b)	1,105,000	1,163,318
Novelis Corp.:
3.25% 11/15/26 (b)	330,000	317,499
3.875% 8/15/31 (b)	545,000	478,630
Vibrantz Technologies, Inc. 9% 2/15/30 (b)	2,130,000	1,995,469
		25,921,267
Paper - 0.9%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	2,205,000	2,086,173
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	1,145,000	1,004,367
6% 6/15/27 (b)	1,985,000	1,979,380
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	3,325,000	3,340,657
8.75% 4/15/30 (b)	3,310,000	3,361,305
Glatfelter Corp. 7.25% 11/15/31 (b)(c)	1,020,000	1,011,330
Mercer International, Inc.:
5.125% 2/1/29 (c)	710,000	612,766
12.875% 10/1/28 (b)	140,000	148,236
		13,544,214
Publishing/Printing - 0.2%
Cimpress PLC 7.375% 9/15/32 (b)	1,695,000	1,668,718
News Corp. 5.125% 2/15/32 (b)	1,685,000	1,614,720
		3,283,438
Railroad - 0.2%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)(c)	1,045,000	961,988
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	2,040,000	2,057,824
		3,019,812
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	930,000	886,424
4% 10/15/30 (b)	5,530,000	4,994,418
6.125% 6/15/29 (b)	2,755,000	2,803,097
Garden SpinCo Corp. 8.625% 7/20/30 (b)(c)	550,000	595,266
Yum! Brands, Inc.:
3.625% 3/15/31	545,000	493,531
4.625% 1/31/32	3,225,000	3,023,514
5.375% 4/1/32	435,000	423,391
		13,219,641
Services - 6.0%
AECOM 5.125% 3/15/27	730,000	726,094
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	3,120,000	3,175,140
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,040,000	1,866,603
9.75% 7/15/27 (b)	1,455,000	1,458,505
Aramark Services, Inc. 5% 2/1/28 (b)	1,560,000	1,531,833
Artera Services LLC 8.5% 2/15/31 (b)	8,240,000	8,166,250
ASGN, Inc. 4.625% 5/15/28 (b)	1,025,000	978,790
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	2,190,000	2,050,520
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25% 1/15/30 (b)(c)	1,140,000	1,164,648
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	3,975,000	3,810,367
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	5,400,000	5,724,794
CoreCivic, Inc.:
4.75% 10/15/27	3,661,000	3,488,148
8.25% 4/15/29	1,365,000	1,433,455
CoreLogic, Inc. 4.5% 5/1/28 (b)	1,535,000	1,441,394
Garda World Security Corp. 8.25% 8/1/32 (b)	1,395,000	1,387,771
Gartner, Inc.:
3.625% 6/15/29 (b)	345,000	322,011
3.75% 10/1/30 (b)	555,000	510,424
4.5% 7/1/28 (b)	2,505,000	2,444,220
Hertz Corp. 4.625% 12/1/26 (b)	1,165,000	880,084
Iron Mountain, Inc. 4.5% 2/15/31 (b)	545,000	506,051
Korn Ferry 4.625% 12/15/27 (b)	400,000	390,009
Life Time, Inc.:
6% 11/15/31 (b)(f)	2,920,000	2,907,601
8% 4/15/26 (b)	1,655,000	1,663,124
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	2,925,000	2,720,250
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	1,090,000	1,090,262
Service Corp. International:
4% 5/15/31	945,000	852,254
5.125% 6/1/29	597,000	585,744
5.75% 10/15/32	2,850,000	2,799,637
Sotheby's 7.375% 10/15/27 (b)	1,270,000	1,235,990
Staples, Inc.:
10.75% 9/1/29 (b)	3,495,000	3,379,606
12.75% 1/15/30 (b)	2,045,000	1,625,212
The GEO Group, Inc.:
8.625% 4/15/29	1,375,000	1,438,258
10.25% 4/15/31	2,710,000	2,904,600
TriNet Group, Inc. 3.5% 3/1/29 (b)	3,950,000	3,591,771
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	6,630,000	6,435,343
8% 11/1/26 (b)	3,275,000	3,275,000
United Rentals North America, Inc.:
6% 12/15/29 (b)	545,000	553,577
6.125% 3/15/34 (b)(c)	3,415,000	3,443,498
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	2,762,000	2,755,182
		86,714,020
Steel - 0.2%
Commercial Metals Co.:
3.875% 2/15/31	655,000	588,014
4.125% 1/15/30	1,140,000	1,057,897
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	1,475,000	1,385,888
		3,031,799
Super Retail - 1.8%
Bath & Body Works, Inc. 6.694% 1/15/27	625,000	639,769
Carvana Co.:
4.875% 9/1/29 (b)	1,855,000	1,554,002
5.5% 4/15/27 (b)	1,025,000	943,000
5.875% 10/1/28 (b)	507,000	455,696
10.25% 5/1/30 (b)	150,000	151,583
12% 12/1/28 pay-in-kind (b)(d)	642,818	679,884
13% 6/1/30 pay-in-kind (b)(d)	974,652	1,062,614
14% 6/1/31 pay-in-kind (b)(d)	1,162,144	1,385,541
EG Global Finance PLC 12% 11/30/28 (b)	5,560,000	6,182,147
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	1,330,000	1,335,963
Hanesbrands, Inc. 4.875% 5/15/26 (b)	295,000	291,426
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,315,000	2,135,008
Levi Strauss & Co. 3.5% 3/1/31 (b)(c)	700,000	618,313
Michaels Companies, Inc. 5.25% 5/1/28 (b)	1,060,000	762,763
Nordstrom, Inc.:
4.25% 8/1/31	1,630,000	1,434,121
4.375% 4/1/30	1,090,000	988,019
Sally Holdings LLC 6.75% 3/1/32 (c)	1,405,000	1,422,508
Specialty Building Products Holdings LLC 7.75% 10/15/29 (b)	585,000	596,628
Wolverine World Wide, Inc. 4% 8/15/29 (b)	3,250,000	2,779,048
		25,418,033
Technology - 6.6%
Acuris Finance U.S.:
5% 5/1/28 (b)	4,390,000	3,961,944
9% 8/1/29 (b)	1,545,000	1,514,409
Amentum Holdings, Inc. 7.25% 8/1/32 (b)(c)	1,655,000	1,714,194
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	760,000	718,783
Block, Inc.:
3.5% 6/1/31	3,117,000	2,763,074
6.5% 5/15/32 (b)	2,720,000	2,768,321
Broadcom, Inc. 2.6% 2/15/33 (b)	1,570,000	1,302,966
Central Parent LLC/CDK GLO II/CDK Finance Co. 8% 6/15/29 (b)	2,415,000	2,467,922
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	710,000	670,075
4.875% 7/1/29 (b)	720,000	680,444
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	3,725,000	3,637,700
8.25% 6/30/32 (b)	1,360,000	1,397,873
9% 9/30/29 (b)	5,045,000	5,044,542
Cogent Communications Group, Inc. 7% 6/15/27 (b)	1,670,000	1,679,334
Coherent Corp. 5% 12/15/29 (b)(c)	2,885,000	2,767,585
CommScope, Inc.:
4.75% 9/1/29 (b)	1,415,000	1,209,825
6% 3/1/26 (b)	1,260,000	1,230,022
Elastic NV 4.125% 7/15/29 (b)	1,715,000	1,587,022
Entegris, Inc.:
3.625% 5/1/29 (b)	990,000	905,885
4.75% 4/15/29 (b)	3,475,000	3,366,433
5.95% 6/15/30 (b)	3,270,000	3,266,432
Gen Digital, Inc.:
5% 4/15/25 (b)	1,090,000	1,087,008
7.125% 9/30/30 (b)(c)	545,000	564,027
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	2,070,000	1,910,385
5.25% 12/1/27 (b)	625,000	617,700
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	1,090,000	914,194
HTA Group Ltd. 7.5% 6/4/29 (b)	4,790,000	4,867,119
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	1,115,000	1,139,882
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	2,305,000	2,089,624
Lightning Power LLC 7.25% 8/15/32 (b)	1,310,000	1,362,847
Match Group Holdings II LLC:
3.625% 10/1/31 (b)(c)	325,000	284,738
4.125% 8/1/30 (b)	695,000	631,962
McAfee Corp. 7.375% 2/15/30 (b)	1,505,000	1,450,960
ON Semiconductor Corp. 3.875% 9/1/28 (b)	1,875,000	1,758,187
Open Text Corp.:
3.875% 2/15/28 (b)	1,310,000	1,232,170
3.875% 12/1/29 (b)	1,655,000	1,509,868
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	1,840,000	1,689,202
4.125% 12/1/31 (b)	875,000	785,841
Rackspace Finance LLC 3.5% 5/15/28 (b)	2,262,850	1,333,213
Roblox Corp. 3.875% 5/1/30 (b)	3,450,000	3,122,413
Seagate HDD Cayman:
5.75% 12/1/34	1,210,000	1,192,290
8.25% 12/15/29	555,000	597,074
8.5% 7/15/31	670,000	722,346
Sensata Technologies BV 4% 4/15/29 (b)	3,430,000	3,207,394
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)	545,000	486,416
6.625% 7/15/32 (b)	1,515,000	1,534,900
SS&C Technologies, Inc.:
5.5% 9/30/27 (b)	440,000	438,251
6.5% 6/1/32 (b)	2,710,000	2,758,590
TTM Technologies, Inc. 4% 3/1/29 (b)	4,905,000	4,585,736
UKG, Inc. 6.875% 2/1/31 (b)	1,605,000	1,644,341
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,760,000	1,675,019
VM Consolidated, Inc. 5.5% 4/15/29 (b)	2,020,000	1,953,637
Wolfspeed, Inc. 4.2917% 6/23/30 pay-in-kind (b)(d)(i)(j)	2,560,000	2,457,600
		96,259,719
Telecommunications - 4.6%
Altice Financing SA:
5% 1/15/28 (b)	1,570,000	1,327,664
5.75% 8/15/29 (b)	6,145,000	5,039,672
Altice France Holding SA 6% 2/15/28 (b)	1,775,000	471,629
Altice France SA:
5.125% 1/15/29 (b)	2,620,000	1,962,236
5.125% 7/15/29 (b)	6,260,000	4,682,187
5.5% 1/15/28 (b)	4,455,000	3,457,085
5.5% 10/15/29 (b)	1,620,000	1,212,957
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	4,077,000	4,036,571
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	765,000	726,627
5.625% 9/15/28 (b)	605,000	561,655
Consolidated Communications, Inc. 5% 10/1/28 (b)	1,740,000	1,609,359
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	430,000	422,714
5.875% 10/15/27 (b)	1,685,000	1,681,390
5.875% 11/1/29	2,485,000	2,427,999
8.75% 5/15/30 (b)	1,675,000	1,773,197
IHS Netherlands Holdco BV 8% 9/18/27 (b)	680,000	679,363
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	3,100,000	2,912,703
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	5,995,000	5,047,309
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)	2,880,000	2,188,770
4% 4/15/31 (b)	1,535,000	1,158,925
4.5% 4/1/30 (b)	2,100,000	1,679,877
10.5% 5/15/30 (b)	2,909,000	3,181,719
11% 11/15/29 (b)	1,014,402	1,144,663
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	2,350,000	1,668,500
Millicom International Cellular SA 4.5% 4/27/31 (b)	475,000	426,313
Sable International Finance Ltd. 7.125% 10/15/32 (b)	2,155,000	2,162,090
SBA Communications Corp. 3.125% 2/1/29 (c)	550,000	500,523
Telecom Italia Capital SA:
6% 9/30/34	184,000	178,962
7.2% 7/18/36	364,000	368,842
7.721% 6/4/38	131,000	136,348
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	3,690,000	3,091,347
ViaSat, Inc. 5.625% 9/15/25 (b)	2,135,000	2,107,172
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	2,980,000	2,609,857
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	3,745,000	3,230,701
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	905,000	805,458
		66,672,384
Textiles/Apparel - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)(c)	720,000	630,700
Foot Locker, Inc. 4% 10/1/29 (b)(c)	715,000	614,373
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	580,000	540,583
		1,785,656
Transportation Ex Air/Rail - 0.5%
Golar LNG Ltd. 7.75% 9/19/29 (Reg. S) (b)	1,400,000	1,392,524
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	1,020,000	958,451
Seaspan Corp. 5.5% 8/1/29 (b)	3,000,000	2,853,636
XPO, Inc.:
6.25% 6/1/28 (b)	335,000	340,063
7.125% 6/1/31 (b)	550,000	569,267
7.125% 2/1/32 (b)	1,650,000	1,714,078
		7,828,019
Utilities - 2.4%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	2,580,000	2,303,149
3.75% 1/15/32 (b)(c)	280,000	248,121
DPL, Inc. 4.35% 4/15/29	185,000	173,729
NextEra Energy Partners LP 7.25% 1/15/29 (b)(c)	2,495,000	2,566,374
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,360,000	2,151,940
3.625% 2/15/31 (b)	790,000	699,424
5.25% 6/15/29 (b)	2,565,000	2,506,521
5.75% 7/15/29	1,390,000	1,369,150
6.25% 11/1/34 (b)	1,460,000	1,458,463
PG&E Corp.:
5% 7/1/28 (c)	4,420,000	4,311,039
5.25% 7/1/30	5,970,000	5,818,035
Pike Corp.:
5.5% 9/1/28 (b)	1,847,000	1,809,765
8.625% 1/31/31 (b)	1,425,000	1,514,028
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,849,000	2,811,520
5.5% 9/1/26 (b)	1,130,000	1,126,590
5.625% 2/15/27 (b)	1,965,000	1,959,930
7.75% 10/15/31 (b)	2,445,000	2,582,833
		35,410,611
TOTAL NONCONVERTIBLE BONDS		1,224,836,416
TOTAL CORPORATE BONDS (Cost $1,276,279,377)		1,251,525,664

U.S. Treasury Obligations - 0.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes 4.125% 11/15/32 (Cost $6,938,649)	6,995,000	6,941,991

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Agl Clo 5 Ltd. Series 2024-5A Class ERR, CME Term SOFR 3 Month Index + 6.350% 10.9674% 7/20/34 (b)(d)(e)	100,000	100,096
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 10.7901% 10/22/37 (b)(d)(e)	125,000	127,015
Bbam U.S. Clo Iv Ltd. Series 2024-4A Class D, CME Term SOFR 3 Month Index + 6.250% 11.5729% 7/15/39 (b)(d)(e)	250,000	251,690
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.1559% 7/15/37 (b)(d)(e)	316,000	317,651
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 Month Index + 6.750% 11.5989% 10/20/37 (b)(d)(e)	100,000	101,387
Carval Clo Xi-C Ltd. Series 2024-3A Class E, CME Term SOFR 3 Month Index + 6.350% 10.9214% 10/20/37 (b)(d)(e)	150,000	150,964
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 5.550% 10.1997% 10/15/36 (b)(d)(e)	558,000	564,000
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 10.3174% 7/20/37 (b)(d)(e)	397,000	399,049
Golub Capital Partners Clo 76 B Lt Series 2024-76A Class E, CME Term SOFR 3 Month Index + 5.750% 10.4919% 10/25/37 (b)(d)(e)	213,000	214,189
Magnetite Xxix Ltd. Series 2024-29A Class ER, CME Term SOFR 3 Month Index + 6.000% 11.2417% 7/15/37 (b)(d)(e)	100,000	101,282
Midocean Credit Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/20/37 (b)(d)(e)(f)	125,000	125,025
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 10.2529% 10/20/37 (b)(d)(e)	220,000	222,745
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 10.9939% 7/20/37 (b)(d)(e)	1,000,000	1,014,914
Palmer Square Ln Funding 2024-2 Lt Series 2024-2A Class D, CME Term SOFR 3 Month Index + 4.700% 6.2% 1/15/33 (b)(d)(e)(f)	269,000	269,000
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 10.5928% 10/15/39 (b)(d)(e)	208,000	208,362
TOTAL ASSET-BACKED SECURITIES (Cost $4,131,449)		4,167,369

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 7.7185% 6/15/38 (b)(d)(e)	838,161	826,996
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 7.5855% 11/15/38 (b)(d)(e)	1,196,607	1,188,381
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 8.6185% 7/15/38 (b)(d)(e)	477,316	479,103
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	772,000	728,917
MHP Commercial Mortgage Trust floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.1185% 7/15/38 (b)(d)(e)	1,791,000	1,771,971
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,830,832)		4,995,368

Common Stocks - 2.0%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (k)	12,300	699,009
Capital Goods - 0.0%
Chart Industries, Inc. (k)	3,500	422,520
Energy - 0.9%
California Resources Corp.	8,171	424,647
Mesquite Energy, Inc. (i)(k)	149,356	12,613,138
TOTAL ENERGY		13,037,785
Food & Drug Retail - 0.1%
Albertsons Companies, Inc.	35,300	638,930
Southeastern Grocers, Inc. rights (i)(k)	963,443	622,721
TOTAL FOOD & DRUG RETAIL		1,261,651
Healthcare - 0.1%
Cano Health, Inc. (i)	106,584	1,302,456
Cano Health, Inc. warrants (i)(k)	4,738	18,762
Centene Corp. (k)	12,700	790,702
TOTAL HEALTHCARE		2,111,920
Metals/Mining - 0.0%
Elah Holdings, Inc. (k)	333	11,655
Services - 0.1%
CoreCivic, Inc. (k)	40,300	556,543
The GEO Group, Inc. (k)	35,900	544,962
TOTAL SERVICES		1,101,505
Technology - 0.2%
Coherent Corp. (k)	15,300	1,414,332
MKS Instruments, Inc.	5,900	586,047
ON Semiconductor Corp. (k)	17,500	1,233,575
TOTAL TECHNOLOGY		3,233,954
Telecommunications - 0.5%
GTT Communications, Inc. (i)(k)	40,978	2,214,861
Helios Towers PLC (k)	2,493,500	3,421,019
SBA Communications Corp. Class A	5,600	1,285,032
TOTAL TELECOMMUNICATIONS		6,920,912
TOTAL COMMON STOCKS (Cost $17,811,405)		28,800,911

Bank Loan Obligations - 4.7%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (d)(e)(l)	726,227	696,727
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 14.9441% 5/25/26 (d)(e)(l)	2,466,768	2,123,172
Tranche DIP term loan 10% 8/2/27 (l)	922,441	970,870
TOTAL BROADCASTING		3,094,042
Chemicals - 0.6%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.5572% 11/15/30 (d)(e)(l)	2,830,775	2,662,938
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 8.9647% 10/4/29 (d)(e)(l)	1,886,615	1,883,087
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (d)(e)(l)	3,572,589	3,569,409
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.1037% 6/23/31 (d)(e)(l)	1,306,874	1,308,181
TOTAL CHEMICALS		9,423,615
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.9235% 9/24/28 (d)(e)(l)	1,678,064	1,677,023
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4352% 7/8/31 (d)(e)(l)	85,000	84,964
TOTAL CONSUMER PRODUCTS		1,761,987
Diversified Financial Services - 0.2%
Dragon Buyer, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8537% 9/30/31 (d)(e)(l)	155,000	153,983
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6852% 7/18/31 (d)(e)(l)	2,070,000	2,060,954
TOTAL DIVERSIFIED FINANCIAL SERVICES		2,214,937
Diversified Media - 0.1%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.2037% 12/17/26 (d)(e)(l)	1,278,359	1,165,224
Energy - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4445% 2/7/28 (d)(e)(l)	2,334,543	2,335,126
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(h)(i)(l)	2,735,146	0
term loan 0% (d)(h)(i)(l)	1,217,000	0
TOTAL ENERGY		2,335,126
Healthcare - 0.1%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.6037% 6/28/29 (d)(e)(l)	638,996	634,203
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1852% 1/8/27 (d)(e)(l)	126,051	126,058
TOTAL HEALTHCARE		760,261
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7592% 9/19/31 (d)(e)(l)	159,620	158,822
Leisure - 0.6%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8322% 7/21/30 (d)(e)(l)	3,232,501	3,192,095
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.8653% 9/18/26 (d)(e)(l)	2,130,290	2,132,058
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 12/30/26 (d)(e)(l)	3,086,920	2,965,388
TOTAL LEISURE		8,289,541
Metals/Mining - 0.3%
American Rock Salt Co. LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (d)(e)(l)	3,273,183	2,726,758
CME Term SOFR 3 Month Index + 6.500% 2% 6/12/28 (d)(e)(j)(l)	1,027,337	1,026,053
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.500% 11.8736% 6/12/28 (d)(e)(l)	960,375	959,174
TOTAL METALS/MINING		4,711,985
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 7.8602% 4/13/29 (d)(e)(l)	345,893	344,942
Services - 1.0%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4465% 12/21/28 (d)(e)(l)	634,350	635,460
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.5352% 12/10/29 (d)(e)(l)	225,000	220,876
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2852% 12/10/28 (d)(e)(l)	2,207,575	2,205,853
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (d)(e)(l)	628,666	619,827
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 6/2/28 (d)(e)(l)	2,475,342	2,458,534
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 7.5854% 8/1/29 (d)(e)(l)	179,549	179,707
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.1813% 9/13/29 (d)(e)(i)(l)	3,252,319	3,252,319
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (d)(e)(l)	5,687,782	4,923,116
TOTAL SERVICES		14,495,692
Super Retail - 0.5%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/5/28 (d)(e)(l)	2,729,648	2,733,743
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6684% 6/6/31 (d)(e)(l)	3,913,456	3,853,776
TOTAL SUPER RETAIL		6,587,519
Technology - 0.5%
Applied Systems, Inc. Tranche 2LN, term loan CME Term SOFR 3 Month Index + 5.250% 9.8537% 2/23/32 (d)(e)(l)	25,000	25,681
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9352% 2/15/29 (d)(e)(l)	1,567,440	1,561,233
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.1813% 9/13/29 (d)(e)(i)(l)	75,956	75,956
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2852% 10/7/29 (d)(e)(l)	613,089	615,278
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8867% 10/9/31 (d)(e)(l)	2,770,000	2,743,076
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.1829% 5/15/28 (d)(e)(l)	523,067	532,111
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 7.6172% 2/10/31 (d)(e)(l)	2,456,824	2,458,839
TOTAL TECHNOLOGY		8,012,174
Telecommunications - 0.3%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 9.000% 13.9454% 6/30/28 (d)(e)(l)	1,993,314	1,483,365
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 11.7852% 12/30/27 (d)(e)(l)	2,306,624	2,165,343
TOTAL TELECOMMUNICATIONS		3,648,708
Textiles/Apparel - 0.0%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0496% 4/16/28 (d)(e)(l)	725,625	725,523
TOTAL BANK LOAN OBLIGATIONS (Cost $70,572,629)		68,426,825

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.7%
Ally Financial, Inc.:
4.7% (d)(m)	1,820,000	1,655,432
4.7% (d)(m)	1,785,000	1,466,024
Bank of America Corp. 5.875% (c)(d)(m)	2,195,000	2,231,662
Citigroup, Inc. 7.125% (d)(m)	2,535,000	2,681,791
Goldman Sachs Group, Inc. 6.125% (d)(m)	720,000	718,507
JPMorgan Chase & Co. 4.6% (d)(m)	1,580,000	1,590,597
Wells Fargo & Co. 7.625% (c)(d)(m)	615,000	667,053
TOTAL BANKS & THRIFTS		11,011,066
Diversified Financial Services - 0.1%
Aircastle Ltd. 5.25% (b)(d)(m)	225,000	222,691
Charles Schwab Corp. 4% (d)(m)	1,405,000	1,233,170
TOTAL DIVERSIFIED FINANCIAL SERVICES		1,455,861
TOTAL PREFERRED SECURITIES (Cost $10,764,027)		12,466,927

Fixed-Income Funds - 0.1%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (Cost $1,417,590)	39,100	1,451,783

Other - 1.3%
	Shares	Value ($)
Other - 1.3%
Fidelity Private Credit Co. LLC (n)(o) (Cost $18,864,246)	1,893,451	19,085,978

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (p)	48,876,406	48,886,182
Fidelity Securities Lending Cash Central Fund 4.87% (p)(q)	55,613,401	55,618,963
TOTAL MONEY MARKET FUNDS (Cost $104,505,144)		104,505,145

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $1,516,115,348)	1,502,367,961
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(44,293,425)
NET ASSETS - 100.0%	1,458,074,536

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,050,644,855 or 72.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,734,004 and $2,664,453, respectively.

(k)	Non-income producing
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated Fund
(o)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,085,978 or 1.3% of net assets.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	4/15/22 - 10/28/24	18,864,246

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	54,802,390	227,063,100	232,979,941	1,304,742	632	1	48,886,182	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	8,172,350	253,045,792	205,599,179	114,578	-	-	55,618,963	0.2%
Total	62,974,740	480,108,892	438,579,120	1,419,320	632	1	104,505,145

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	17,286,920	1,932,558	-	1,262,554	-	(133,500)	19,085,978
	17,286,920	1,932,558	-	1,262,554	-	(133,500)	19,085,978

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,421,019	3,421,019	-	-
Consumer Discretionary	699,009	699,009	-	-
Consumer Staples	1,261,651	638,930	-	622,721
Energy	13,037,785	424,647	-	12,613,138
Health Care	2,111,920	790,702	-	1,321,218
Industrials	1,524,025	1,524,025	-	-
Information Technology	5,448,815	3,233,954	-	2,214,861
Materials	11,655	11,655	-	-
Real Estate	1,285,032	1,285,032	-	-

Corporate Bonds	1,251,525,664	-	1,249,068,063	2,457,601

U.S. Government and Government Agency Obligations	6,941,991	-	6,941,991	-

Asset-Backed Securities	4,167,369	-	4,167,369	-

Commercial Mortgage Securities	4,995,368	-	4,995,368	-

Bank Loan Obligations	68,426,825	-	65,098,550	3,328,275

Preferred Securities	12,466,927	-	12,466,927	-

Fixed-Income Funds	1,451,783	1,451,783	-	-

Other	19,085,978	-	19,085,978	-

Money Market Funds	104,505,145	104,505,145	-	-
Total Investments in Securities:	1,502,367,961	117,985,901	1,361,824,246	22,557,814

Net Unrealized Appreciation on Unfunded Commitments	1,448,119	(456,989)	-	1,905,108
Total	1,448,119	(456,989)	-	1,905,108
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$22,328,055
Net Realized Gain (Loss) on Investment Securities	1,053,285
Net Unrealized Gain (Loss) on Investment Securities	(233,868)
Cost of Purchases	5,394,751
Proceeds of Sales	(5,998,692)
Amortization/Accretion	24,535
Transfers into Level 3	-
Transfers out of Level 3	(10,252)
Ending Balance	$22,557,814
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$75,097

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,754,146) - See accompanying schedule:
Unaffiliated issuers (cost $1,392,745,958)	$1,378,776,838
Fidelity Central Funds (cost $104,505,144)	104,505,145
Other affiliated issuers (cost $18,864,246)	19,085,978

Total Investment in Securities (cost $1,516,115,348)		$1,502,367,961
Cash		2,153,271
Receivable for investments sold		3,994,714
Unrealized appreciation on unfunded commitments		1,905,108
Receivable for fund shares sold		131,359
Dividends receivable		4,236
Interest receivable		20,636,786
Distributions receivable from Fidelity Central Funds		242,838
Receivable from investment adviser for expense reductions		27,592
Other receivables		91
Total assets		1,531,463,956
Liabilities
Payable for investments purchased
Regular delivery	$7,541,703
Delayed delivery	7,429,000
Unrealized depreciation on unfunded commitments	456,989
Payable for fund shares redeemed	2,337,281
Distributions payable	962
Other payables and accrued expenses	4,522
Collateral on securities loaned	55,618,963
Total liabilities		73,389,420
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$1,458,074,536
Net Assets consist of:
Paid in capital		$1,875,834,195
Total accumulated earnings (loss)		(417,759,659)
Net Assets		$1,458,074,536
Net Asset Value, offering price and redemption price per share ($1,458,074,536 ÷ 168,374,206 shares)		$8.66
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$740,246
Affiliated issuers		1,262,554
Interest		45,158,546
Income from Fidelity Central Funds (including $114,578 from security lending)		1,419,320
Payment from investment adviser		65,933
Total income		48,646,599
Expenses
Custodian fees and expenses	$6,554
Independent trustees' fees and expenses	2,802
Legal	31,640
Miscellaneous	71
Total expenses before reductions	41,067
Expense reductions	(26,094)
Total expenses after reductions		14,973
Net Investment income (loss)		48,631,626
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,411,899)
Fidelity Central Funds	632
Total net realized gain (loss)		(10,411,267)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58,282,044
Fidelity Central Funds	1
Other affiliated issuers	(133,500)
Unfunded commitments	1,448,119
Total change in net unrealized appreciation (depreciation)		59,596,664
Net gain (loss)		49,185,397
Net increase (decrease) in net assets resulting from operations		$97,817,023
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,631,626	$85,959,811
Net realized gain (loss)	(10,411,267)	(23,247,623)
Change in net unrealized appreciation (depreciation)	59,596,664	34,030,795
Net increase (decrease) in net assets resulting from operations	97,817,023	96,742,983
Distributions to shareholders	(44,465,275)	(81,389,502)

Share transactions
Proceeds from sales of shares	113,474,910	228,600,645
Reinvestment of distributions	44,449,311	81,389,526
Cost of shares redeemed	(102,400,008)	(176,213,871)

Net increase (decrease) in net assets resulting from share transactions	55,524,213	133,776,300
Total increase (decrease) in net assets	108,875,961	149,129,781

Net Assets
Beginning of period	1,349,198,575	1,200,068,794
End of period	$1,458,074,536	$1,349,198,575

Other Information
Shares
Sold	13,107,854	27,698,132
Issued in reinvestment of distributions	5,193,520	9,876,597
Redeemed	(11,832,531)	(21,371,348)
Net increase (decrease)	6,468,843	16,203,381

Financial Highlights
Fidelity® Series High Income Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.33	$8.24	$8.74	$9.44	$8.54	$9.50
Income from Investment Operations
Net investment income (loss) A,B	.295	.562	.536	.510	.513	.577
Net realized and unrealized gain (loss)	.305	.060	(.516)	(.699)	.890	(.935)
Total from investment operations	.600	.622	.020	(.189)	1.403	(.358)
Distributions from net investment income	(.270)	(.532)	(.520)	(.511)	(.503)	(.598)
Distributions from net realized gain	-	-	-	-	-	(.004)
Total distributions	(.270)	(.532)	(.520)	(.511)	(.503)	(.602)
Net asset value, end of period	$8.66	$8.33	$8.24	$8.74	$9.44	$8.54
Total Return C,D	7.29%	7.82%	.41%	(2.24)%	16.72%	(4.11)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	-% H	.04%	.02%	-% H	-% H
Expenses net of fee waivers, if any	- % G,H	-% H	-% H	-% H	-% H	-% H
Expenses net of all reductions	-% G,H	-% H	-% H	-% H	-% H	-% H
Net investment income (loss)	6.87% G	6.83%	6.49%	5.42%	5.58%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$1,458,075	$1,349,199	$1,200,069	$1,474,882	$1,702,161	$1,491,532
Portfolio turnover rate I	30 % G	28%	34%	49%	68%	41% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2024 was 11.38%.

4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$16,771,938	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.4 - 7.3 / 6.6	Increase
		Discounted cash flow	Discount rate	10.8%	Decrease
		Recovery value	Recovery value	$0.65	Increase
		Black scholes	Discount rate	4.0%	Increase
			Term	4.7	Increase
			Volatility	58.0%	Increase
Corporate Bonds	$2,457,601	Market approach	Transaction price	$96.00	Increase
		Recovery value	Recovery value	$0.00	Increase
Bank Loan Obligations	$3,328,275	Discounted cash flow	Yield	11.1%	Decrease
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2024 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$54,540,290
Gross unrealized depreciation	(54,975,057)
Net unrealized appreciation (depreciation)	$(434,767)
Tax cost	$1,502,802,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(49,453,366)
Long-term	(362,726,789)
Total capital loss carryforward	$(412,180,155)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Series High Income Fund	Fidelity Private Credit Company LLC	2,416,009

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.
	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series High Income Fund	EchoStar Corp	4,299,990	(456,989)
Fidelity Series High Income Fund	EchoStar Corp. 10.75% 9/27/29	21,985,164	1,905,108

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and U.S government securities, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series High Income Fund	262,708,326	204,100,088

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series High Income Fund	466

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series High Income Fund	-	86,544	54,902
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series High Income Fund	12,009	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $17,017.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9,077.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping serviesfor the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.924273.113
FSH-SANN-1224
Fidelity® SAI High Income Fund

Semi-Annual Report
October 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI High Income Fund
Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 85.6%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.7%
Automotive & Auto Parts - 0.2%
Rivian Automotive, Inc. 3.625% 10/15/30	3,418,000	2,643,481
Broadcasting - 0.6%
DISH Network Corp. 3.375% 8/15/26	12,477,000	10,475,849
Energy - 0.2%
NextEra Energy Partners LP:
0% 11/15/25 (b)	523,000	487,436
2.5% 6/15/26 (b)	1,722,000	1,612,725
Sunnova Energy International, Inc.:
0.25% 12/1/26	2,137,000	1,387,446
2.625% 2/15/28	294,000	152,315
		3,639,922
Homebuilders/Real Estate - 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	1,318,000	1,142,047
Redfin Corp. 0.5% 4/1/27	4,807,000	3,461,040
		4,603,087
Technology - 0.3%
MKS Instruments, Inc. 1.25% 6/1/30 (b)	1,558,000	1,498,017
Wolfspeed, Inc. 1.875% 12/1/29	6,326,000	3,150,348
		4,648,365
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	1,502,000	1,637,931
TOTAL CONVERTIBLE BONDS		27,648,635
Nonconvertible Bonds - 83.9%
Aerospace - 2.2%
Bombardier, Inc.:
7% 6/1/32 (b)	1,250,000	1,279,750
7.25% 7/1/31 (b)	2,255,000	2,329,771
7.875% 4/15/27 (b)	2,450,000	2,454,830
8.75% 11/15/30 (b)	1,250,000	1,354,395
BWX Technologies, Inc. 4.125% 6/30/28 (b)	4,425,000	4,222,867
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)(c)	280,000	249,958
4.625% 3/1/28 (b)	820,000	781,252
Moog, Inc. 4.25% 12/15/27 (b)	220,000	209,733
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	1,145,000	1,271,034
TransDigm, Inc.:
4.625% 1/15/29	4,090,000	3,883,973
6% 1/15/33 (b)	920,000	911,963
6.375% 3/1/29 (b)	2,690,000	2,730,456
6.75% 8/15/28 (b)	2,050,000	2,096,125
6.875% 12/15/30 (b)	3,840,000	3,936,303
7.125% 12/1/31 (b)	885,000	915,774
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	4,879,000	4,176,400
7.875% 5/1/27 (b)	1,779,000	1,731,797
9.5% 6/1/28 (b)	1,145,000	1,124,827
		35,661,208
Air Transportation - 1.0%
Air Canada 3.875% 8/15/26 (b)	1,075,000	1,039,938
American Airlines, Inc.:
7.25% 2/15/28 (b)(c)	215,000	218,536
8.5% 5/15/29 (b)	1,465,000	1,539,615
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	2,262,500	2,255,701
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)	1,805,000	1,875,700
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	401,500	405,463
Rand Parent LLC 8.5% 2/15/30 (b)(c)	7,653,000	7,636,163
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (b)	615,000	382,307
8% 9/20/25 (b)	1,985,000	1,233,949
		16,587,372
Automotive & Auto Parts - 1.9%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	1,960,000	1,904,044
Belron UK Finance PLC 5.75% 10/15/29 (b)	2,580,000	2,585,650
Champions Financing, Inc. 8.75% 2/15/29 (b)	2,930,000	2,957,938
Hudson Automotive Group 8% 5/15/32 (b)	965,000	1,008,823
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	2,090,000	2,153,735
6.5% 3/26/31 (b)	1,840,000	1,911,466
8.125% 3/30/29 (b)	2,535,000	2,681,617
8.375% 5/1/28 (b)	1,420,000	1,492,572
McLaren Finance PLC 7.5% 8/1/26 (b)	2,780,000	2,696,600
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 10.502% 10/15/26 (b)(d)(e)	2,365,000	2,367,807
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	2,070,000	2,139,570
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	1,930,000	1,915,213
6.75% 4/23/30 (b)	2,175,000	2,143,998
6.875% 4/14/28 (b)	810,000	817,001
6.875% 4/23/32 (b)	1,320,000	1,291,080
7.125% 4/14/30 (b)	810,000	814,641
		30,881,755
Banks & Thrifts - 1.1%
Ally Financial, Inc. 6.7% 2/14/33 (c)	3,380,000	3,394,268
Jane Street Group LLC/JSG Finance, Inc.:
4.5% 11/15/29 (b)	2,015,000	1,906,520
6.125% 11/1/32 (b)	1,560,000	1,561,010
7.125% 4/30/31 (b)	2,265,000	2,347,752
PHH Escrow Issuer LLC 9.875% 11/1/29 (b)(f)	170,000	166,600
UniCredit SpA:
5.459% 6/30/35 (b)(d)	2,591,000	2,499,074
5.861% 6/19/32 (b)(d)	745,000	742,325
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	1,840,000	1,889,354
Western Alliance Bancorp. 3% 6/15/31 (d)	3,700,000	3,418,097
		17,925,000
Broadcasting - 1.3%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)(c)	1,440,000	1,396,024
7.5% 6/1/29 (b)	1,925,000	1,645,119
7.875% 4/1/30 (b)	2,665,000	2,717,215
9% 9/15/28 (b)	2,690,000	2,825,374
Sirius XM Radio, Inc.:
4.125% 7/1/30 (b)	4,645,000	4,155,706
5.5% 7/1/29 (b)(c)	775,000	751,824
Univision Communications, Inc.:
4.5% 5/1/29 (b)	130,000	115,410
6.625% 6/1/27 (b)	2,495,000	2,475,438
7.375% 6/30/30 (b)	2,750,000	2,640,135
8% 8/15/28 (b)	1,215,000	1,234,740
8.5% 7/31/31 (b)	1,635,000	1,607,106
		21,564,091
Building Materials - 1.5%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	350,000	343,658
6.375% 6/15/30 (b)(c)	1,330,000	1,340,663
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	395,000	415,615
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	1,565,000	1,590,779
Builders FirstSource, Inc.:
4.25% 2/1/32 (b)	3,750,000	3,354,705
6.375% 3/1/34 (b)	945,000	952,615
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	4,215,000	4,242,157
EMRLD Borrower LP / Emerald Co.:
6.625% 12/15/30 (b)	5,285,000	5,374,967
6.75% 7/15/31 (b)	1,065,000	1,088,741
MasterBrand, Inc. 7% 7/15/32 (b)	835,000	855,319
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	798,000	811,765
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	2,040,000	1,993,029
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	575,000	603,975
Star Holding LLC 8.75% 8/1/31 (b)	610,000	580,116
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)(c)	1,235,000	1,278,225
		24,826,329
Cable/Satellite TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	5,510,000	4,781,506
4.25% 1/15/34 (b)(c)	2,840,000	2,268,902
4.5% 8/15/30 (b)	2,435,000	2,174,793
4.5% 5/1/32 (c)	5,889,000	5,010,287
4.5% 6/1/33 (b)	5,460,000	4,540,504
4.75% 2/1/32 (b)(c)	390,000	337,175
CSC Holdings LLC:
3.375% 2/15/31 (b)	2,515,000	1,804,201
4.125% 12/1/30 (b)	3,145,000	2,321,424
4.5% 11/15/31 (b)	745,000	546,130
4.625% 12/1/30 (b)	6,555,000	3,296,393
5.375% 2/1/28 (b)	2,550,000	2,182,418
DISH DBS Corp. 5.875% 11/15/24	3,375,000	3,349,739
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,400,000	1,362,788
VTR Finance BV 6.375% 7/15/28 (b)	1,230,000	1,175,031
Ziggo Bond Co. BV 6% 1/15/27 (b)	185,000	184,580
Ziggo BV 4.875% 1/15/30 (b)	1,730,000	1,604,116
		36,939,987
Capital Goods - 0.7%
Mueller Water Products, Inc. 4% 6/15/29 (b)	1,440,000	1,340,674
Patrick Industries, Inc. 6.375% 11/1/32 (b)	970,000	959,292
Regal Rexnord Corp. 6.3% 2/15/30	595,000	616,147
Resideo Funding, Inc. 6.5% 7/15/32 (b)	1,100,000	1,107,072
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)	2,560,000	2,571,551
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	4,880,000	4,800,100
		11,394,836
Chemicals - 4.4%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	730,000	762,883
Consolidated Energy Finance SA:
5.625% 10/15/28 (b)	525,000	427,838
12% 2/15/31 (b)	2,945,000	2,872,253
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	3,015,000	2,892,790
Herens HoldCo Sarl 4.75% 5/15/28 (b)	875,000	764,665
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	705,000	745,918
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	3,479,312	2,939,253
LSB Industries, Inc. 6.25% 10/15/28 (b)	1,210,000	1,170,585
Methanex Corp.:
5.125% 10/15/27	4,425,000	4,306,405
5.25% 12/15/29	1,430,000	1,380,104
5.65% 12/1/44	3,660,000	3,237,914
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	4,555,000	4,149,675
5.25% 6/1/27 (b)	3,354,000	3,291,929
8.5% 11/15/28 (b)	825,000	874,713
9% 2/15/30 (b)	955,000	1,017,143
Nufarm Australia Ltd. 5% 1/27/30 (b)	2,428,000	2,249,943
Olin Corp. 5% 2/1/30 (c)	5,195,000	4,958,235
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	1,641,000	1,544,517
6.25% 10/1/29 (b)	2,940,000	2,804,007
7.25% 6/15/31 (b)	775,000	795,158
9.75% 11/15/28 (b)	4,500,000	4,774,091
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	690,000	660,700
6.625% 5/1/29 (b)	2,144,000	2,081,463
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	3,235,000	3,195,439
The Chemours Co. LLC:
4.625% 11/15/29 (b)(c)	3,145,000	2,730,517
5.375% 5/15/27	1,830,000	1,761,967
5.75% 11/15/28 (b)	3,530,000	3,258,438
Tronox, Inc. 4.625% 3/15/29 (b)(c)	4,550,000	4,128,157
W.R. Grace Holding LLC 5.625% 8/15/29 (b)	5,025,000	4,641,430
		70,418,130
Consumer Products - 1.2%
Foundation Building Materials, Inc. 6% 3/1/29 (b)	938,000	828,755
Kohl's Corp. 4.25% 7/17/25	365,000	360,296
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31 (b)	930,000	920,994
10.75% 6/30/32 (b)	950,000	885,140
Newell Brands, Inc.:
6.375% 9/15/27 (c)	540,000	545,744
6.375% 5/15/30 (f)	1,610,000	1,617,358
6.625% 9/15/29 (c)	820,000	831,426
6.625% 5/15/32 (f)	1,370,000	1,373,956
6.875% 4/1/36 (c)(g)	410,000	408,007
7% 4/1/46 (g)	585,000	542,892
The Gates Corp. 6.875% 7/1/29 (b)	1,525,000	1,566,831
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	2,575,000	2,535,098
10.5% 5/15/29 (b)	3,208,000	3,240,529
Wayfair LLC 7.25% 10/31/29 (b)(c)	1,545,000	1,563,404
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	1,605,000	1,689,122
		18,909,552
Containers - 0.9%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)	1,187,000	250,754
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	700,000	609,000
Ball Corp. 6% 6/15/29	507,000	514,868
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	940,000	914,408
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	960,000	877,915
6.375% 7/15/32 (b)	1,550,000	1,563,835
LABL, Inc.:
5.875% 11/1/28 (b)(c)	450,000	417,797
9.5% 11/1/28 (b)	300,000	307,406
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	2,190,000	2,250,225
Sealed Air Corp.:
5% 4/15/29 (b)	2,580,000	2,492,201
6.5% 7/15/32 (b)	895,000	908,437
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)(c)	1,425,000	1,479,476
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	180,000	178,405
8.5% 8/15/27 (b)	1,295,000	1,291,131
		14,055,858
Diversified Financial Services - 4.9%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)	1,500,000	1,498,447
Azorra Finance Ltd. 7.75% 4/15/30 (b)	1,755,000	1,733,383
Boost Newco Borrower LLC 7.5% 1/15/31 (b)	3,255,000	3,431,485
Capstone Borrower, Inc. 8% 6/15/30 (b)	633,000	661,576
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)(c)	2,180,000	2,081,900
Coinbase Global, Inc. 3.625% 10/1/31 (b)(c)	2,320,000	1,934,742
Cruise Yacht Upper Holdco Ltd. 11.875% 7/5/28	600,000	614,872
Encore Capital Group, Inc.:
8.5% 5/15/30 (b)	3,400,000	3,584,280
9.25% 4/1/29 (b)	1,345,000	1,432,091
Fortress Transportation & Infrastructure Investors LLC:
5.875% 4/15/33 (b)	175,000	170,617
7% 6/15/32 (b)	735,000	754,112
7.875% 12/1/30 (b)	1,910,000	2,012,149
GGAM Finance Ltd.:
5.875% 3/15/30 (b)	1,725,000	1,697,507
6.875% 4/15/29 (b)	375,000	382,150
7.75% 5/15/26 (b)	1,385,000	1,409,330
8% 2/15/27 (b)	3,565,000	3,683,037
8% 6/15/28 (b)	4,200,000	4,427,947
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)	1,805,000	1,864,516
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	1,205,000	1,279,555
Hightower Holding LLC:
6.75% 4/15/29 (b)	835,000	822,054
9.125% 1/31/30 (b)	3,160,000	3,331,648
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,245,000	2,706,967
5.25% 5/15/27	6,556,000	6,107,645
6.25% 5/15/26	2,155,000	2,118,117
9% 6/15/30	485,000	468,390
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	520,000	479,668
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 6.625% 10/15/31 (b)	960,000	955,993
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.75% 6/15/29 (b)	2,550,000	2,429,449
5.25% 10/1/25 (b)	175,000	174,399
7% 7/15/31 (b)	1,565,000	1,623,144
Navient Corp.:
4.875% 3/15/28 (c)	375,000	357,313
5% 3/15/27 (c)	375,000	368,659
5.625% 8/1/33	550,000	474,608
OneMain Finance Corp.:
3.5% 1/15/27	2,675,000	2,552,963
3.875% 9/15/28	5,843,000	5,385,508
6.625% 5/15/29	360,000	360,000
7.125% 3/15/26	1,980,000	2,028,484
7.125% 11/15/31	160,000	161,788
9% 1/15/29	5,000	5,297
Optics Bidco SpA 7.2% 7/18/36 (b)	692,000	711,872
PRA Group, Inc. 8.875% 1/31/30 (b)(c)	1,070,000	1,110,132
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)	1,088,000	1,116,287
SLM Corp. 4.2% 10/29/25	945,000	927,617
StoneX Group, Inc. 7.875% 3/1/31 (b)	610,000	641,715
Williams Scotsman, Inc. 6.625% 6/15/29 (b)	2,355,000	2,390,735
Windstream Services LLC / Wind:
7.75% 8/15/28 (b)	2,215,000	2,227,258
8.25% 10/1/31 (b)	1,570,000	1,589,628
		78,281,034
Diversified Media - 0.4%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	3,885,000	3,636,362
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)(c)	2,295,000	2,423,509
		6,059,871
Energy - 11.9%
Aethon United BR LP / Aethon United Finance Corp. 7.5% 10/1/29 (b)	1,440,000	1,449,984
Alpha Generation LLC 6.75% 10/15/32 (b)	917,000	929,882
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)	730,000	728,636
Archrock Partners LP / Archrock Partners Finance Corp. 6.625% 9/1/32 (b)	1,585,000	1,592,166
Baytex Energy Corp. 7.375% 3/15/32 (b)	1,585,000	1,538,754
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29 (b)	540,000	553,965
7.25% 7/15/32 (b)	155,000	160,116
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.375% 2/15/32 (b)(f)	3,010,000	2,989,198
California Resources Corp.:
7.125% 2/1/26 (b)(c)	394,000	395,284
8.25% 6/15/29 (b)	4,220,000	4,261,909
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	800,000	821,912
Canacol Energy Ltd. 5.75% 11/24/28 (b)	3,709,000	1,924,044
Cheniere Energy Partners LP 5.75% 8/15/34 (b)(c)	1,840,000	1,859,712
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	3,110,000	3,110,289
8.375% 1/15/29 (b)	1,000,000	1,040,217
CNX Midstream Partners LP 4.75% 4/15/30 (b)	3,015,000	2,806,420
CNX Resources Corp.:
7.25% 3/1/32 (b)	2,185,000	2,251,398
7.375% 1/15/31 (b)(c)	855,000	878,887
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	3,580,000	3,270,916
6.75% 3/1/29 (b)	2,490,000	2,384,593
CPI CG, Inc. 10% 7/15/29 (b)	835,000	874,664
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	3,192,000	3,377,197
Crescent Energy Finance LLC 7.625% 4/1/32 (b)	808,000	797,784
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	3,265,000	3,301,548
CVR Energy, Inc.:
5.75% 2/15/28 (b)	3,675,000	3,351,242
8.5% 1/15/29 (b)	2,885,000	2,797,611
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	4,740,000	4,695,655
8.625% 3/15/29 (b)	2,305,000	2,365,025
DT Midstream, Inc.:
4.125% 6/15/29 (b)	575,000	539,958
4.375% 6/15/31 (b)	195,000	179,384
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)	175,000	169,619
5.375% 3/30/28 (Reg. S) (b)	730,000	657,036
Energean PLC 6.5% 4/30/27 (b)	2,175,000	2,161,298
Energy Transfer LP:
6% 2/1/29 (b)	995,000	1,010,467
7.375% 2/1/31 (b)	1,355,000	1,425,896
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	1,848,000	1,591,128
EnLink Midstream LLC 6.5% 9/1/30 (b)(c)	4,155,000	4,375,926
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	600,000	570,370
6.5% 7/1/27 (b)	610,000	623,954
Expand Energy Corp. 4.75% 2/1/32	3,505,000	3,294,448
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29 (c)	3,538,000	3,531,533
7% 8/1/27	2,975,000	2,984,249
8.25% 1/15/32 (b)	450,000	459,210
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)	2,520,000	2,318,400
Harbour Energy PLC 5.5% 10/15/26 (b)	540,000	536,646
Harvest Midstream I LP:
7.5% 9/1/28 (b)	3,565,000	3,606,338
7.5% 5/15/32 (b)	925,000	947,084
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,030,000	961,761
5.125% 6/15/28 (b)	1,650,000	1,614,626
5.5% 10/15/30 (b)(c)	580,000	566,705
5.625% 2/15/26 (b)	3,510,000	3,501,560
6.5% 6/1/29 (b)	685,000	696,367
Howard Midstream Energy Partners LLC:
7.375% 7/15/32 (b)	1,100,000	1,122,252
8.875% 7/15/28 (b)(c)	2,800,000	2,954,179
Kinetik Holdings LP:
5.875% 6/15/30 (b)	2,270,000	2,252,525
6.625% 12/15/28 (b)	2,335,000	2,384,850
Kosmos Energy Ltd.:
7.5% 3/1/28 (b)	709,000	675,989
7.75% 5/1/27 (b)	380,000	372,519
8.75% 10/1/31 (b)	850,000	829,813
Matador Resources Co.:
6.25% 4/15/33 (b)(c)	875,000	856,300
6.5% 4/15/32 (b)	1,900,000	1,881,695
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31 (b)(c)	2,470,000	2,420,097
Murphy Oil Corp. 6% 10/1/32	565,000	544,053
Nabors Industries, Inc.:
8.875% 8/15/31 (b)	955,000	902,880
9.125% 1/31/30 (b)	380,000	392,427
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	7,851,000	7,272,559
6.75% 9/15/25 (b)	4,343,000	4,334,692
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	2,370,000	2,393,001
8.75% 6/15/31 (b)	760,000	786,298
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	4,382,000	4,374,513
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	1,733,000	1,707,005
6.25% 2/1/33 (b)	730,000	724,740
7% 1/15/32 (b)	530,000	540,649
Petroleos Mexicanos 6.5% 3/13/27	2,117,000	2,072,310
Prairie Acquiror LP 9% 8/1/29 (b)	495,000	501,849
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)(c)	2,185,000	2,020,721
4.95% 7/15/29 (b)	3,370,000	3,165,700
6.875% 4/15/40 (b)	330,000	312,883
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	740,000	755,678
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,000,000	1,038,088
SM Energy Co.:
6.75% 8/1/29 (b)	360,000	357,781
7% 8/1/32 (b)(c)	360,000	357,081
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	3,625,000	3,240,059
11.75% 10/1/28 (b)	500,000	406,526
Sunoco Logistics Partners, LP:
7% 5/1/29 (b)	710,000	732,421
7.25% 5/1/32 (b)(c)	1,085,000	1,129,513
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	2,585,000	2,457,804
5.875% 3/15/28	2,780,000	2,773,608
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	2,805,000	2,693,854
6% 12/31/30 (b)	5,570,000	5,227,528
6% 9/1/31 (b)	4,265,000	3,956,247
Talos Production, Inc.:
9% 2/1/29 (b)	530,000	545,863
9.375% 2/1/31 (b)	950,000	978,116
TransMontaigne Partners LP 6.125% 2/15/26	1,580,000	1,554,162
Transocean Aquila Ltd. 8% 9/30/28 (b)	462,923	475,165
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	822,000	821,607
Transocean, Inc.:
8% 2/1/27 (b)	4,096,000	4,084,163
8.25% 5/15/29 (b)	1,315,000	1,322,113
8.5% 5/15/31 (b)	1,695,000	1,708,012
8.75% 2/15/30 (b)	1,062,500	1,100,919
Tullow Oil PLC:
7% 3/1/25 (b)	1,660,000	1,584,437
10.25% 5/15/26 (b)	1,701,000	1,562,794
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)	1,570,000	1,599,034
Valaris Ltd. 8.375% 4/30/30 (b)	3,400,000	3,449,640
Viper Energy, Inc. 7.375% 11/1/31 (b)	570,000	592,274
Viridien 8.75% 4/1/27 (b)	3,650,000	3,528,339
		192,662,296
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	950,000	957,142
Darling Ingredients, Inc. 6% 6/15/30 (b)	1,345,000	1,335,752
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	1,460,000	1,445,573
5.125% 12/15/26 (b)	1,460,000	1,445,499
6.75% 1/15/31 (b)	305,000	314,033
Madison IAQ LLC 5.875% 6/30/29 (b)	2,180,000	2,067,670
Reworld Holding Corp. 4.875% 12/1/29 (b)	2,860,000	2,671,211
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	2,840,000	2,898,711
		13,135,591
Food & Drug Retail - 1.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,410,000	3,150,559
4.875% 2/15/30 (b)	4,380,000	4,266,152
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	5,715,000	4,591,274
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	1,315,000	1,168,523
Parkland Corp.:
4.5% 10/1/29 (b)	980,000	910,406
4.625% 5/1/30 (b)	4,735,000	4,352,091
6.625% 8/15/32 (b)	490,000	488,975
Walgreens Boots Alliance, Inc. 8.125% 8/15/29 (c)	1,060,000	1,057,178
		19,985,158
Food/Beverage/Tobacco - 2.4%
BellRing Brands, Inc. 7% 3/15/30 (b)	585,000	608,806
C&S Group Enterprises LLC 5% 12/15/28 (b)	3,320,000	2,748,049
Chobani Holdco II LLC 9.5% 10/1/29 pay-in-kind (b)(d)	1,225,000	1,263,767
Fiesta Purchaser, Inc.:
7.875% 3/1/31 (b)	1,455,000	1,525,870
9.625% 9/15/32 (b)	915,000	956,406
KeHE Distributor / Nextwave 9% 2/15/29 (b)	3,380,000	3,499,858
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)(c)	4,645,000	4,312,679
4.375% 1/31/32 (b)	735,000	673,345
Performance Food Group, Inc.:
5.5% 10/15/27 (b)	335,000	332,161
6.125% 9/15/32 (b)	2,600,000	2,610,878
Post Holdings, Inc.:
4.625% 4/15/30 (b)	2,035,000	1,901,884
5.5% 12/15/29 (b)	2,055,000	2,004,294
6.25% 2/15/32 (b)(c)	1,905,000	1,926,161
6.25% 10/15/34 (b)	885,000	875,223
6.375% 3/1/33 (b)	1,565,000	1,548,312
Sigma Holdco BV 7.875% 5/15/26 (b)	2,924,000	2,895,835
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	3,598,000	3,554,127
U.S. Foods, Inc.:
4.625% 6/1/30 (b)(c)	1,725,000	1,636,699
4.75% 2/15/29 (b)	1,695,000	1,632,852
5.75% 4/15/33 (b)	1,390,000	1,368,845
6.875% 9/15/28 (b)	1,000,000	1,027,910
United Natural Foods, Inc. 6.75% 10/15/28 (b)	480,000	463,200
		39,367,161
Gaming - 1.3%
Caesars Entertainment, Inc.:
6% 10/15/32 (b)	2,530,000	2,467,832
6.5% 2/15/32 (b)	2,840,000	2,880,087
8.125% 7/1/27 (b)	1,119,000	1,140,954
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	5,302,000	4,822,068
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	795,000	792,592
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	780,000	767,719
MGM Resorts International 6.5% 4/15/32 (c)	1,585,000	1,585,152
Mohegan Tribal Gaming Authority 8% 2/1/26 (b)	2,640,000	2,622,240
Station Casinos LLC:
4.5% 2/15/28 (b)	390,000	372,224
6.625% 3/15/32 (b)(c)	1,580,000	1,587,758
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	1,285,000	1,190,650
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	735,000	773,209
		21,002,485
Healthcare - 7.7%
1375209 BC Ltd. 9% 1/30/28 (b)	3,058,000	3,052,385
180 Medical, Inc. 3.875% 10/15/29 (b)	1,435,000	1,334,647
AdaptHealth LLC 5.125% 3/1/30 (b)(c)	3,841,000	3,518,765
Akumin, Inc. 8% 8/1/28 (b)	950,000	771,875
AMN Healthcare 4% 4/15/29 (b)(c)	925,000	852,478
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,830,000	1,687,829
4.625% 7/15/28 (b)	280,000	270,738
Bausch Health Americas, Inc. 9.25% 4/1/26 (b)	1,005,000	972,699
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	2,360,000	1,823,596
5.25% 1/30/30 (b)	1,541,000	847,696
5.5% 11/1/25 (b)	6,832,000	6,704,788
9% 12/15/25 (b)	970,000	951,124
11% 9/30/28 (b)	1,465,000	1,348,034
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,295,000	1,253,412
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,300,000	1,191,727
4% 3/15/31 (b)	1,310,000	1,170,841
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	5,555,000	4,632,700
5.25% 5/15/30 (b)	13,300,000	11,607,342
6% 1/15/29 (b)	600,000	565,042
6.125% 4/1/30 (b)	3,534,000	2,767,041
6.875% 4/15/29 (b)	3,619,000	3,056,442
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)(c)	3,610,000	3,419,656
DaVita, Inc.:
4.625% 6/1/30 (b)	5,865,000	5,399,429
6.875% 9/1/32 (b)	2,635,000	2,648,731
Embecta Corp. 5% 2/15/30 (b)	354,000	320,429
Grifols SA 4.75% 10/15/28 (b)	810,000	746,403
HAH Group Holding Co. LLC 9.75% 10/1/31 (b)	3,165,000	3,224,898
IQVIA, Inc.:
5% 10/15/26 (b)	295,000	291,840
6.5% 5/15/30 (b)	1,525,000	1,566,524
Jazz Securities DAC 4.375% 1/15/29 (b)	2,600,000	2,460,362
LifePoint Health, Inc.:
5.375% 1/15/29 (b)	890,000	814,348
9.875% 8/15/30 (b)(c)	1,080,000	1,181,391
10% 6/1/32 (b)	715,000	762,877
Medline Borrower LP 3.875% 4/1/29 (b)	325,000	304,028
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	7,110,000	7,234,027
Modivcare, Inc. 5% 10/1/29 (b)	626,000	426,219
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,385,000	1,254,102
3.875% 5/15/32 (b)(c)	785,000	695,908
Omega Healthcare Investors, Inc. 3.25% 4/15/33	3,934,000	3,308,544
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,344,000	3,168,479
5.125% 4/30/31 (b)(c)	2,370,000	2,161,456
6.75% 5/15/34 (b)	380,000	380,721
7.875% 5/15/34 (b)	760,000	784,505
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	2,468,000	2,358,850
Prime Healthcare Services 9.375% 9/1/29 (b)(c)	810,000	823,167
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(d)	3,986,548	3,926,750
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	1,215,000	1,244,233
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	2,965,000	3,044,474
Teleflex, Inc. 4.25% 6/1/28 (b)	1,275,000	1,222,333
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	3,575,000	3,382,034
4.375% 1/15/30	3,385,000	3,173,569
6.125% 10/1/28	3,245,000	3,241,912
6.125% 6/15/30	4,165,000	4,184,605
6.25% 2/1/27	610,000	610,469
6.75% 5/15/31 (c)	480,000	490,703
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	1,775,000	1,692,092
7.875% 9/15/29	250,000	269,743
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	1,000,000	1,019,976
		123,620,988
Homebuilders/Real Estate - 3.7%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)(c)	1,194,400	1,046,644
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	975,000	803,145
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	429,000	327,172
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	2,060,000	1,925,412
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)	2,714,000	2,618,632
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	1,255,000	1,290,174
Greystar Real Estate Partners 7.75% 9/1/30 (b)	750,000	785,839
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	1,730,000	1,670,323
8% 6/15/27 (b)	695,000	728,017
Howard Hughes Corp.:
4.125% 2/1/29 (b)	1,830,000	1,685,260
4.375% 2/1/31 (b)	765,000	685,552
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)	365,000	393,191
Kennedy-Wilson, Inc. 4.75% 2/1/30 (c)	2,080,000	1,860,524
Landsea Homes Corp. 8.875% 4/1/29 (b)	780,000	795,798
LGI Homes, Inc.:
4% 7/15/29 (b)	965,000	863,894
8.75% 12/15/28 (b)	640,000	674,235
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	8,090,000	5,728,927
4.625% 8/1/29 (c)	2,525,000	1,963,722
5% 10/15/27 (c)	5,000,000	4,412,698
5.25% 8/1/26 (c)	3,410,000	3,225,415
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	2,295,000	2,349,806
Railworks Holdings LP 8.25% 11/15/28 (b)	3,585,000	3,669,433
Rithm Capital Corp.:
6.25% 10/15/25 (b)	368,000	367,107
8% 4/1/29 (b)	760,000	758,361
Safehold Operating Partnership LP:
2.8% 6/15/31	3,516,000	3,020,730
2.85% 1/15/32	2,255,000	1,912,368
Starwood Property Trust, Inc.:
3.625% 7/15/26 (b)	358,000	343,139
3.75% 12/31/24 (b)	1,150,000	1,145,060
4.75% 3/15/25	365,000	364,001
6% 4/15/30 (b)	1,430,000	1,401,717
7.25% 4/1/29 (b)(c)	940,000	961,894
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	535,000	517,423
TopBuild Corp. 4.125% 2/15/32 (b)	1,320,000	1,176,780
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.5% 2/15/29 (b)	5,405,000	4,653,218
10.5% 2/15/28 (b)	3,485,000	3,712,115
10.5% 2/15/28 (b)	89,000	94,800
		59,932,526
Hotels - 0.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	3,750,000	3,291,554
4% 5/1/31 (b)	2,055,000	1,871,926
5.875% 4/1/29 (b)	1,325,000	1,344,604
5.875% 3/15/33 (b)(c)	875,000	876,831
6.125% 4/1/32 (b)(c)	1,325,000	1,338,233
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	3,305,000	3,305,813
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	395,000	396,868
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	1,085,000	1,111,461
		13,537,290
Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)(c)	585,000	550,107
7.5% 11/6/30 (b)	780,000	793,133
8.25% 2/1/29 (b)	830,000	843,511
8.5% 6/15/29 (b)	780,000	801,503
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.5% 10/1/31 (b)	355,000	351,522
6.75% 10/15/27 (b)	740,000	737,225
6.75% 4/15/28 (b)	735,000	738,462
7.375% 10/1/32 (b)	1,250,000	1,239,151
AmWINS Group, Inc.:
4.875% 6/30/29 (b)	1,910,000	1,797,691
6.375% 2/15/29 (b)(c)	1,590,000	1,597,847
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC 7.875% 11/1/29 (b)	2,640,000	2,637,360
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	2,915,000	2,758,237
7.5% 2/15/32 (b)	1,900,000	1,913,405
HUB International Ltd. 7.25% 6/15/30 (b)	1,965,000	2,030,676
		18,789,830
Leisure - 1.9%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	3,595,000	3,652,132
Carnival Corp.:
6% 5/1/29 (b)	3,000,000	3,004,907
6.65% 1/15/28	670,000	682,774
10.5% 6/1/30 (b)	3,840,000	4,143,049
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	930,000	911,400
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	2,435,000	2,334,766
Merlin Entertainments Group 7.375% 2/15/31 (b)	750,000	735,390
NCL Corp. Ltd.:
3.625% 12/15/24 (b)	1,364,000	1,359,908
5.875% 3/15/26 (b)	1,435,000	1,433,430
Royal Caribbean Cruises Ltd.:
5.625% 9/30/31 (b)	2,460,000	2,446,104
6% 2/1/33 (b)	3,160,000	3,179,403
6.25% 3/15/32 (b)	3,225,000	3,287,955
Viking Cruises Ltd. 9.125% 7/15/31 (b)	535,000	577,788
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	1,545,000	1,523,632
Voc Escrow Ltd. 5% 2/15/28 (b)	1,420,000	1,380,400
		30,653,038
Metals/Mining - 2.5%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	6,344,000	6,614,610
Cleveland-Cliffs, Inc.:
6.875% 11/1/29 (b)	875,000	878,393
7% 3/15/32 (b)(c)	1,800,000	1,802,035
7.375% 5/1/33 (b)	875,000	881,475
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,340,000	1,321,401
ERO Copper Corp. 6.5% 2/15/30 (b)	4,860,000	4,774,950
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	2,820,000	2,787,260
8.625% 6/1/31 (b)	1,625,000	1,637,188
9.375% 3/1/29 (b)	3,705,000	3,938,982
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)	730,000	664,560
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	1,840,000	1,817,026
Mineral Resources Ltd.:
8% 11/1/27 (b)	1,980,000	2,030,282
8.5% 5/1/30 (b)	2,110,000	2,170,160
9.25% 10/1/28 (b)	1,360,000	1,431,776
Novelis Corp. 3.875% 8/15/31 (b)	740,000	649,883
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(d)	2,269,950	2,146,987
Vibrantz Technologies, Inc. 9% 2/15/30 (b)	3,065,000	2,871,415
Volcan Compania Minera SAA 8.75% 1/24/30 (b)	1,158,000	1,057,833
		39,476,216
Paper - 1.1%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	2,810,000	2,658,569
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	3,000,000	2,631,531
6% 6/15/27 (b)	2,930,000	2,921,705
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,405,000	1,411,616
6.875% 1/15/30 (b)(c)	1,805,000	1,831,290
8.75% 4/15/30 (b)	2,422,000	2,459,541
Mativ Holdings, Inc. 8% 10/1/29 (b)	870,000	885,273
Mercer International, Inc. 5.125% 2/1/29 (c)	950,000	819,898
Rayonier AM Products, Inc. 7.625% 1/15/26 (b)	1,315,000	1,315,443
		16,934,866
Publishing/Printing - 0.1%
Cimpress PLC 7.375% 9/15/32 (b)	1,375,000	1,353,679
Railroad - 0.2%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	3,825,000	3,858,420
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	1,265,000	1,205,727
4% 10/15/30 (b)	3,170,000	2,862,985
5.625% 9/15/29 (b)	3,210,000	3,201,890
6.125% 6/15/29 (b)	2,350,000	2,391,026
Yum! Brands, Inc.:
3.625% 3/15/31	380,000	344,113
4.625% 1/31/32	3,255,000	3,051,640
5.375% 4/1/32	585,000	569,388
		13,626,769
Services - 4.4%
ADT Corp. 4.125% 8/1/29 (b)	1,715,000	1,603,596
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	2,945,000	2,997,047
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	2,635,000	2,411,028
9.75% 7/15/27 (b)	4,932,000	4,943,881
Aramark Services, Inc. 5% 2/1/28 (b)	760,000	746,278
Artera Services LLC 8.5% 2/15/31 (b)	8,961,000	8,880,797
ASGN, Inc. 4.625% 5/15/28 (b)	1,395,000	1,332,109
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.75% 7/15/27 (b)	185,000	181,598
8.25% 1/15/30 (b)(c)	355,000	362,675
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	6,275,000	6,652,422
CoreCivic, Inc.:
4.75% 10/15/27	3,160,000	3,010,803
8.25% 4/15/29	3,855,000	4,048,328
CoreLogic, Inc. 4.5% 5/1/28 (b)	1,395,000	1,309,931
Garda World Security Corp.:
8.25% 8/1/32 (b)	883,000	878,424
8.375% 11/15/32 (b)	1,010,000	1,009,917
Gartner, Inc. 4.5% 7/1/28 (b)	630,000	614,714
Life Time, Inc. 6% 11/15/31 (b)(f)	4,405,000	4,386,296
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	638,000	593,340
Service Corp. International:
4% 5/15/31	1,285,000	1,158,885
5.125% 6/1/29	810,000	794,728
5.75% 10/15/32	635,000	623,779
Sotheby's 7.375% 10/15/27 (b)	2,380,000	2,316,266
Staples, Inc.:
10.75% 9/1/29 (b)	2,894,000	2,798,449
12.75% 1/15/30 (b)	2,376,712	1,888,832
StoneMor, Inc. 8.5% 5/15/29 (b)	895,000	797,395
The GEO Group, Inc.:
8.625% 4/15/29	2,475,000	2,588,865
10.25% 4/15/31	2,115,000	2,266,874
TriNet Group, Inc.:
3.5% 3/1/29 (b)	4,635,000	4,214,647
7.125% 8/15/31 (b)	875,000	896,106
United Rentals North America, Inc. 6.125% 3/15/34 (b)(c)	3,160,000	3,186,370
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	2,175,000	2,169,631
		71,664,011
Steel - 0.4%
ATI, Inc. 7.25% 8/15/30	820,000	849,759
Commercial Metals Co.:
3.875% 2/15/31	880,000	790,004
4.125% 1/15/30	2,025,000	1,879,159
Vallourec SA 7.5% 4/15/32 (b)	3,201,000	3,352,692
		6,871,614
Super Retail - 1.7%
Bath & Body Works, Inc. 6.694% 1/15/27 (c)	1,123,000	1,149,538
Carvana Co.:
4.875% 9/1/29 (b)	1,322,000	1,107,488
5.5% 4/15/27 (b)	1,312,000	1,207,040
5.625% 10/1/25 (b)	2,159,000	2,132,170
5.875% 10/1/28 (b)	764,000	686,689
12% 12/1/28 pay-in-kind (b)(d)	1,812,189	1,916,683
13% 6/1/30 pay-in-kind (b)(d)	1,175,450	1,281,534
14% 6/1/31 pay-in-kind (b)(d)	3,118,811	3,718,334
EG Global Finance PLC 12% 11/30/28 (b)	5,170,000	5,748,507
LBM Acquisition LLC 6.25% 1/15/29 (b)	3,695,000	3,407,712
Levi Strauss & Co. 3.5% 3/1/31 (b)(c)	310,000	273,824
Michaels Companies, Inc. 5.25% 5/1/28 (b)	655,000	471,330
Nordstrom, Inc.:
4.25% 8/1/31	685,000	602,683
4.375% 4/1/30	435,000	394,301
Sally Holdings LLC 6.75% 3/1/32 (c)	1,590,000	1,609,813
Wolverine World Wide, Inc. 4% 8/15/29 (b)	2,074,000	1,773,460
		27,481,106
Technology - 6.6%
Acuris Finance U.S.:
5% 5/1/28 (b)	4,250,000	3,835,595
9% 8/1/29 (b)	787,000	771,417
Ahead DB Holdings LLC 6.625% 5/1/28 (b)	1,310,000	1,271,814
Amentum Holdings, Inc. 7.25% 8/1/32 (b)(c)	1,870,000	1,936,884
Block, Inc.:
3.5% 6/1/31	4,995,000	4,427,833
6.5% 5/15/32 (b)	4,765,000	4,849,650
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	959,000	936,525
8.25% 6/30/32 (b)	3,525,000	3,623,163
9% 9/30/29 (b)	7,578,000	7,577,312
Cogent Communications Group, Inc. 7% 6/15/27 (b)	2,400,000	2,413,414
Coherent Corp. 5% 12/15/29 (b)(c)	3,310,000	3,175,288
CommScope, Inc.:
4.75% 9/1/29 (b)	3,625,000	3,099,375
6% 3/1/26 (b)	445,000	434,412
Elastic NV 4.125% 7/15/29 (b)	878,000	812,481
Entegris, Inc.:
3.625% 5/1/29 (b)(c)	1,200,000	1,098,042
4.75% 4/15/29 (b)	500,000	484,379
5.95% 6/15/30 (b)	4,125,000	4,120,500
Gen Digital, Inc. 5% 4/15/25 (b)	1,480,000	1,475,937
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	4,760,000	4,392,963
5.25% 12/1/27 (b)	855,000	845,014
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)	1,256,000	1,275,119
HTA Group Ltd. 7.5% 6/4/29 (b)	6,710,000	6,818,031
Iliad Holding SAS:
7% 10/15/28 (b)	170,000	172,276
8.5% 4/15/31 (b)	2,690,000	2,874,429
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	1,280,000	1,308,564
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	2,825,000	2,561,035
Lightning Power LLC 7.25% 8/15/32 (b)	1,475,000	1,534,503
Match Group Holdings II LLC:
3.625% 10/1/31 (b)(c)	440,000	385,492
4.125% 8/1/30 (b)	930,000	845,646
McAfee Corp. 7.375% 2/15/30 (b)	1,380,000	1,330,448
NCR Atleos Corp. 9.5% 4/1/29 (b)	1,465,000	1,612,387
ON Semiconductor Corp. 3.875% 9/1/28 (b)	305,000	285,998
Open Text Corp.:
3.875% 2/15/28 (b)	1,590,000	1,495,535
3.875% 12/1/29 (b)	905,000	825,638
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	3,045,000	2,795,445
4.125% 12/1/31 (b)(c)	3,020,000	2,712,275
Rackspace Finance LLC 3.5% 5/15/28 (b)	2,033,225	1,197,924
Roblox Corp. 3.875% 5/1/30 (b)	3,215,000	2,909,727
Seagate HDD Cayman:
5.75% 12/1/34	1,955,000	1,926,386
8.25% 12/15/29	715,000	769,203
8.5% 7/15/31	875,000	943,363
Sensata Technologies BV 4% 4/15/29 (b)	2,060,000	1,926,307
Sensata Technologies, Inc.:
3.75% 2/15/31 (b)	735,000	655,992
6.625% 7/15/32 (b)	1,735,000	1,757,790
TTM Technologies, Inc. 4% 3/1/29 (b)	4,105,000	3,837,808
UKG, Inc. 6.875% 2/1/31 (b)	1,955,000	2,002,920
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,197,000	1,139,203
Virtusa Corp. 7.125% 12/15/28 (b)	525,000	509,092
Western Digital Corp.:
2.85% 2/1/29	3,130,000	2,765,588
3.1% 2/1/32 (c)	1,300,000	1,087,501
4.75% 2/15/26	180,000	177,884
Wolfspeed, Inc. 4.2917% 6/23/30 pay-in-kind (b)(d)(h)(i)	2,825,000	2,712,000
		106,733,507
Telecommunications - 5.4%
Altice Financing SA 5.75% 8/15/29 (b)	9,632,000	7,899,450
Altice France Holding SA 6% 2/15/28 (b)	1,972,000	523,974
Altice France SA:
5.125% 1/15/29 (b)	4,950,000	3,707,279
5.125% 7/15/29 (b)	8,147,000	6,093,575
5.5% 1/15/28 (b)	1,790,000	1,389,042
5.5% 10/15/29 (b)	30,000	22,462
AXIAN Telecom 7.375% 2/16/27 (b)	982,000	986,603
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	4,268,000	4,225,677
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	1,330,000	1,263,285
5.625% 9/15/28 (b)	2,530,000	2,348,741
Consolidated Communications, Inc. 5% 10/1/28 (b)	2,005,000	1,854,463
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,495,000	1,469,667
5.875% 10/15/27 (b)	1,190,000	1,187,450
5.875% 11/1/29	2,365,000	2,310,752
8.75% 5/15/30 (b)	2,415,000	2,556,579
IHS Holding Ltd.:
5.625% 11/29/26 (b)	1,586,000	1,553,550
6.25% 11/29/28 (b)	360,000	337,428
IHS Netherlands Holdco BV 8% 9/18/27 (b)	1,664,000	1,662,440
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	2,690,000	2,527,474
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (b)	1,985,000	1,671,211
6.75% 10/15/27 (b)	2,995,000	2,813,996
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)	625,000	468,642
3.875% 10/15/30 (b)	5,092,000	3,869,866
4% 4/15/31 (b)	175,000	132,125
4.25% 7/1/28 (b)	175,000	145,469
4.5% 4/1/30 (b)	1,950,000	1,559,886
4.625% 9/15/27 (b)	175,000	158,813
10.5% 5/15/30 (b)	3,258,000	3,563,438
11% 11/15/29 (b)	1,581,023	1,784,045
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	3,390,000	2,406,900
Millicom International Cellular SA:
4.5% 4/27/31 (b)	610,000	547,475
5.125% 1/15/28 (b)	1,453,500	1,404,444
7.375% 4/2/32 (b)	940,000	960,210
Sable International Finance Ltd. 7.125% 10/15/32 (b)	2,600,000	2,608,554
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)	1,660,000	1,585,881
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	4,647,000	3,893,087
ViaSat, Inc. 5.625% 9/15/25 (b)	3,484,000	3,438,590
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	4,685,000	4,103,081
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	4,045,000	3,489,502
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)	2,840,000	2,527,625
		87,052,731
Textiles/Apparel - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)(c)	864,000	756,840
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	1,230,000	1,146,410
		1,903,250
Transportation Ex Air/Rail - 0.8%
Golar LNG Ltd.:
7% 10/20/25 (b)	3,344,000	3,371,053
7.75% 9/19/29 (Reg. S) (b)	2,400,000	2,387,184
Seaspan Corp. 5.5% 8/1/29 (b)	1,693,000	1,610,402
XPO, Inc.:
6.25% 6/1/28 (b)	460,000	466,952
7.125% 6/1/31 (b)(c)	760,000	786,624
7.125% 2/1/32 (b)(c)	2,815,000	2,924,321
Yinson Boronia Production BV 8.947% 7/31/42 (b)	905,000	958,295
		12,504,831
Utilities - 3.0%
Calpine Corp.:
4.625% 2/1/29 (b)	1,100,000	1,043,068
5.125% 3/15/28 (b)	1,285,000	1,255,875
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	3,795,000	3,387,771
3.75% 1/15/32 (b)(c)	385,000	341,166
4.75% 3/15/28 (b)	825,000	800,249
DPL, Inc.:
4.125% 7/1/25	2,005,000	1,987,625
4.35% 4/15/29	245,000	230,073
NextEra Energy Partners LP:
4.5% 9/15/27 (b)(c)	905,000	868,804
7.25% 1/15/29 (b)(c)	490,000	504,017
NRG Energy, Inc.:
3.375% 2/15/29 (b)	2,565,000	2,338,867
3.625% 2/15/31 (b)	930,000	823,373
5.25% 6/15/29 (b)	2,640,000	2,579,811
5.75% 7/15/29	1,525,000	1,502,125
6% 2/1/33 (b)	1,760,000	1,750,259
6.25% 11/1/34 (b)	2,700,000	2,697,157
PG&E Corp.:
5.25% 7/1/30 (c)	11,165,000	10,880,797
7.375% 3/15/55 (d)	1,460,000	1,508,060
Pike Corp.:
5.5% 9/1/28 (b)	757,000	741,739
8.625% 1/31/31 (b)	3,042,000	3,232,052
Vistra Operations Co. LLC:
5% 7/31/27 (b)	1,945,000	1,919,413
5.5% 9/1/26 (b)	935,000	932,179
5.625% 2/15/27 (b)	2,700,000	2,693,033
6.875% 4/15/32 (b)	1,895,000	1,959,533
7.75% 10/15/31 (b)(c)	2,065,000	2,181,411
		48,158,457
TOTAL NONCONVERTIBLE BONDS		1,353,810,843
TOTAL CORPORATE BONDS (Cost $1,389,182,505)		1,381,459,478

U.S. Treasury Obligations - 1.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
3.75% 5/31/30	800,000	782,688
4% 2/15/34	31,246,000	30,572,244
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,665,313)		31,354,932

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Agl Clo 5 Ltd. Series 2024-5A Class ERR, CME Term SOFR 3 Month Index + 6.350% 10.9674% 7/20/34 (b)(d)(e)	100,000	100,096
Ares Loan Funding Vii Ltd. Series 2024-ALF7 Class E, CME Term SOFR 3 Month Index + 6.250% 10.7901% 10/22/37 (b)(d)(e)	141,000	143,273
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 Month Index + 6.750% 11.5989% 10/20/37 (b)(d)(e)	108,000	109,497
Carlyle U.S. Clo 2024-6 Ltd. Series 2024-6A Class E, CME Term SOFR 3 Month Index + 5.750% 0% 10/25/37 (b)(d)(e)(f)	150,000	150,031
Carval Clo Xi-C Ltd. Series 2024-3A Class E, CME Term SOFR 3 Month Index + 6.350% 10.9214% 10/20/37 (b)(d)(e)	150,000	150,964
Croton Pk Clo Ltd. CME Term SOFR 3 Month Index + 5.550% 10.1997% 10/15/36 (b)(d)(e)	285,000	288,065
Golub Capital Partners Clo 76 B Lt Series 2024-76A Class E, CME Term SOFR 3 Month Index + 5.750% 10.4919% 10/25/37 (b)(d)(e)	175,000	175,977
Magnetite Xxix Ltd. Series 2024-29A Class ER, CME Term SOFR 3 Month Index + 6.000% 11.2417% 7/15/37 (b)(d)(e)	112,000	113,436
Midocean Credit Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 Month Index + 6.250% 6.25% 10/20/37 (b)(d)(e)(f)	127,000	127,026
Orchard Park Clo Ltd. Series 2024-1A Class E, CME Term SOFR 3 Month Index + 5.600% 10.2529% 10/20/37 (b)(d)(e)	248,000	251,094
Palmer Square Ln Funding 2024-2 Lt Series 2024-2A Class D, CME Term SOFR 3 Month Index + 4.700% 6.2% 1/15/33 (b)(d)(e)(f)	285,000	285,000
Rr 31 Ltd. Series 2024-31A Class D, CME Term SOFR 3 Month Index + 6.000% 10.5928% 10/15/39 (b)(d)(e)	150,000	150,261
TOTAL ASSET-BACKED SECURITIES (Cost $2,031,449)		2,044,720

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 7.7185% 6/15/38 (b)(d)(e)	1,132,745	1,117,655
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	1,066,000	1,006,510
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,037,534)		2,124,165

Common Stocks - 2.4%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
Aptiv PLC (j)	11,500	653,545
Energy - 1.3%
Cheniere Energy, Inc.	7,700	1,473,626
Mesquite Energy, Inc. (i)(j)	204,784	17,294,009
South Bow Corp.	72,400	1,807,985
TOTAL ENERGY		20,575,620
Food & Drug Retail - 0.0%
Southeastern Grocers, Inc. rights (i)(j)	1,184,833	765,817
Healthcare - 0.2%
Cano Health, Inc. (i)	153,538	1,876,234
Cano Health, Inc. warrants (i)(j)	8,312	32,916
Centene Corp. (j)	11,000	684,860
TOTAL HEALTHCARE		2,594,010
Leisure - 0.0%
Topgolf Callaway Brands Corp. (j)	77,600	753,496
Services - 0.1%
CoreCivic, Inc. (j)	58,700	810,647
The GEO Group, Inc. (j)	52,900	803,022
TOTAL SERVICES		1,613,669
Steel - 0.1%
Vallourec SA (j)	49,600	811,984
Technology - 0.2%
Coherent Corp. (j)	12,900	1,192,476
ON Semiconductor Corp. (j)	18,100	1,275,869
TOTAL TECHNOLOGY		2,468,345
Telecommunications - 0.5%
GTT Communications, Inc. (i)(j)	89,354	4,829,584
Helios Towers PLC (j)	2,752,362	3,776,171
TOTAL TELECOMMUNICATIONS		8,605,755
TOTAL COMMON STOCKS (Cost $27,391,941)		38,842,241

Bank Loan Obligations - 4.4%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
Azorra Soar Tlb Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1324% 10/18/29 (d)(e)(k)	875,000	873,906
Banks & Thrifts - 0.0%
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 0% 5/19/31 (d)(e)(k)(l)	170,000	168,832
Broadcasting - 0.3%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 14.9441% 5/25/26 (d)(e)(k)	2,924,114	2,516,814
Tranche DIP term loan 10% 8/2/27 (k)	1,367,922	1,439,738
Sinclair Television Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.2996% 9/30/26 (d)(e)(k)	1,000,000	963,750
TOTAL BROADCASTING		4,920,302
Chemicals - 0.4%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 8.9647% 10/4/29 (d)(e)(k)	1,473,544	1,470,788
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7711% 3/15/29 (d)(e)(k)	3,543,259	3,540,106
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.2227% 3/15/30 (d)(e)(k)	360,000	325,440
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/22/31 (d)(e)(k)	1,805,000	1,744,081
TOTAL CHEMICALS		7,080,415
Consumer Products - 0.2%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.9235% 9/24/28 (d)(e)(k)	887,625	887,075
Olaplex, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 0% 2/23/29 (d)(e)(k)(l)	350,000	337,946
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 6/29/28 (d)(e)(k)	875,000	827,129
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(k)	1,021,411	873,306
TOTAL CONSUMER PRODUCTS		2,925,456
Energy - 0.6%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4445% 2/7/28 (d)(e)(k)	6,113,581	6,115,109
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.8653% 8/27/28 (d)(e)(k)	1,974,552	1,856,079
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (d)(e)(i)(k)(m)	3,800,000	0
term loan 0% (d)(i)(k)(m)	1,620,000	0
Natgasoline LLC Tranche B, term loan CME Term SOFR 6 Month Index + 3.500% 9.016% 11/14/25 (d)(e)(k)	880,000	862,400
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5496% 3/25/28 (d)(e)(k)	1,752,680	1,665,450
TOTAL ENERGY		10,499,038
Food & Drug Retail - 0.1%
Upfield U.S.A. Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.76% 1/3/28 (d)(e)(h)(k)	875,000	872,813
Healthcare - 0.2%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.6037% 6/28/29 (d)(e)(k)	920,489	913,586
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6852% 9/24/31 (d)(e)(k)	665,000	650,244
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.3434% 7/1/31 (d)(e)(k)	1,456,350	1,399,916
TOTAL HEALTHCARE		2,963,746
Leisure - 0.8%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 11.3537% 6/14/32 (d)(e)(k)	315,000	313,110
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.8322% 7/21/30 (d)(e)(k)	4,113,823	4,062,400
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 9.8653% 9/18/26 (d)(e)(k)	3,163,695	3,166,321
Crown Finance U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 0% 10/31/31 (d)(e)(k)(l)	350,000	347,813
United PF Holdings LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 12/30/26 (d)(e)(k)	4,954,222	4,759,174
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.500% 13.347% 12/30/26 (d)(e)(k)	460,000	446,200
TOTAL LEISURE		13,095,018
Metals/Mining - 0.1%
American Rock Salt Co. LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (d)(e)(k)	565,615	471,192
CME Term SOFR 3 Month Index + 6.500% 2% 6/12/28 (d)(e)(h)(k)	177,527	177,305
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.500% 11.8736% 6/12/28 (d)(e)(k)	165,955	165,748
TOTAL METALS/MINING		814,245
Restaurants - 0.0%
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 8.8537% 4/1/29 (d)(e)(k)	480,000	466,051
Services - 0.9%
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.1037% 2/10/31 (d)(e)(k)	347,000	342,735
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.5352% 12/10/29 (d)(e)(k)	1,000,000	981,670
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (d)(e)(k)	1,394,549	1,374,942
CACI International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 0% 10/17/31 (d)(e)(k)(l)	40,000	40,000
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2996% 6/2/28 (d)(e)(k)	3,364,304	3,341,460
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.1813% 9/13/29 (d)(e)(i)(k)	2,897,432	2,897,432
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 0% 10/22/31 (d)(e)(k)(l)	305,000	304,619
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.256% 3/4/28 (d)(e)(k)	6,047,969	5,234,880
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.6886% 9/10/29 (d)(e)(k)	675,000	623,410
TOTAL SERVICES		15,141,148
Super Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5496% 3/5/28 (d)(e)(k)	463,488	464,183
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6684% 6/6/31 (d)(e)(k)	3,538,820	3,484,853
TOTAL SUPER RETAIL		3,949,036
Technology - 0.5%
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.1813% 9/13/29 (d)(e)(i)(k)	67,668	67,668
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8867% 10/9/31 (d)(e)(k)	1,195,000	1,183,385
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.8867% 10/12/32 (d)(e)(k)	780,000	757,091
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 14.1572% 6/4/29 (d)(e)(k)	1,091,000	1,067,358
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 8.847% 6/2/28 (d)(e)(k)	359,075	356,346
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.1829% 5/15/28 (d)(e)(k)	330,177	335,886
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.0496% 10/30/27 (d)(e)(k)	1,193,000	1,126,789
CME Term SOFR 1 Month Index + 4.250% 9.0352% 10/30/27 (d)(e)(k)	585,000	552,825
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% 10/27/31 (d)(e)(k)(l)	2,465,000	2,452,675
TOTAL TECHNOLOGY		7,900,023
TOTAL BANK LOAN OBLIGATIONS (Cost $70,804,665)		71,670,029

Preferred Securities - 1.7%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.7% (d)(n)	2,270,000	2,064,742
4.7% (d)(n)	2,935,000	2,410,521
Bank of America Corp. 5.875% (c)(d)(n)	2,985,000	3,034,858
Citigroup, Inc. 7.125% (d)(n)	1,560,000	1,650,333
Goldman Sachs Group, Inc. 6.125% (d)(n)	323,000	322,330
JPMorgan Chase & Co. 4.6% (d)(n)	2,155,000	2,169,453
M&T Bank Corp.:
3.5% (c)(d)(n)	365,000	334,233
5.125% (d)(n)	710,000	717,394
Wells Fargo & Co. 6.85% (d)(n)	1,580,000	1,642,975
TOTAL BANKS & THRIFTS		14,346,839
Diversified Financial Services - 0.2%
Aircastle Ltd. 5.25% (b)(d)(n)	3,160,000	3,127,565
Energy - 0.3%
Energy Transfer LP 6.625% (d)(n)	1,225,000	1,216,334
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.4897% (c)(d)(e)(n)	4,375,000	4,436,073
TOTAL ENERGY		5,652,407
Homebuilders/Real Estate - 0.1%
Alliant Holdings LP 10% (d)(i)(n)	837,000	835,004
Services - 0.2%
Air Lease Corp.:
4.125% (d)(n)	3,435,000	3,243,699
6% (d)(n)	160,000	158,595
TOTAL SERVICES		3,402,294
TOTAL PREFERRED SECURITIES (Cost $23,767,854)		27,364,109

Other - 1.4%
	Shares	Value ($)
Other - 1.4%
Fidelity Private Credit Co. LLC (o)(p) (Cost $22,192,842)	2,227,530	22,453,506

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.87% (q)	33,050,898	33,057,508
Fidelity Securities Lending Cash Central Fund 4.87% (q)(r)	74,220,105	74,227,528
TOTAL MONEY MARKET FUNDS (Cost $107,285,036)		107,285,036

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $1,676,359,139)	1,684,598,216
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(69,690,087)
NET ASSETS - 100.0%	1,614,908,129

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,176,951,824 or 72.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,047,527 and $1,972,505, respectively.

(i)	Level 3 security
(j)	Non-income producing
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(m)	Non-income producing - Security is in default.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Affiliated Fund
(p)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,453,506 or 1.4% of net assets.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	4/15/22 - 10/28/24	22,192,842

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.87%	11,724,968	242,920,106	221,588,328	317,379	762	-	33,057,508	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	66,847,611	209,408,076	202,028,159	179,023	-	-	74,227,528	0.3%
Total	78,572,579	452,328,182	423,616,487	496,402	762	-	107,285,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	20,336,289	2,274,258	-	1,485,258	-	(157,041)	22,453,506
	20,336,289	2,274,258	-	1,485,258	-	(157,041)	22,453,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,776,171	3,776,171	-	-
Consumer Discretionary	1,407,041	1,407,041	-	-
Consumer Staples	765,817	-	-	765,817
Energy	21,387,604	4,093,595	-	17,294,009
Health Care	2,594,010	684,860	-	1,909,150
Industrials	1,613,669	1,613,669	-	-
Information Technology	7,297,929	2,468,345	-	4,829,584

Corporate Bonds	1,381,459,478	-	1,378,747,478	2,712,000

U.S. Government and Government Agency Obligations	31,354,932	-	31,354,932	-

Asset-Backed Securities	2,044,720	-	2,044,720	-

Commercial Mortgage Securities	2,124,165	-	2,124,165	-

Bank Loan Obligations	71,670,029	-	68,704,929	2,965,100

Preferred Securities	27,364,109	-	26,529,105	835,004

Other	22,453,506	-	22,453,506	-

Money Market Funds	107,285,036	107,285,036	-	-
Total Investments in Securities:	1,684,598,216	121,328,717	1,531,958,835	31,310,664

Net Unrealized Appreciation on Unfunded Commitments	1,667,512	(76,830)	-	1,744,342
Total	1,667,512	(76,830)	-	1,744,342
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Energy
Beginning Balance	$16,763,618
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	530,391
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$17,294,009
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$530,391
Other Investments in Securities
Beginning Balance	$13,354,901
Net Realized Gain (Loss) on Investment Securities	1,452,299
Net Unrealized Gain (Loss) on Investment Securities	(677,298)
Cost of Purchases	7,965,335
Proceeds of Sales	(8,110,882)
Amortization/Accretion	32,300
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$14,016,655
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2024	$(251,145)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $71,553,454) - See accompanying schedule:
Unaffiliated issuers (cost $1,546,881,261)	$1,554,859,674
Fidelity Central Funds (cost $107,285,036)	107,285,036
Other affiliated issuers (cost $22,192,842)	22,453,506

Total Investment in Securities (cost $1,676,359,139)		$1,684,598,216
Cash		972,840
Receivable for investments sold
Regular delivery		10,960,218
Delayed delivery		701,313
Unrealized appreciation on unfunded commitments		1,744,342
Receivable for fund shares sold		1,868,011
Interest receivable		23,290,401
Distributions receivable from Fidelity Central Funds		175,672
Prepaid expenses		1,865
Total assets		1,724,312,878
Liabilities
Payable for investments purchased
Regular delivery	$20,580,460
Delayed delivery	11,996,246
Unrealized depreciation on unfunded commitments	76,830
Payable for fund shares redeemed	1,574,154
Distributions payable	21,441
Accrued management fee	701,533
Other payables and accrued expenses	226,557
Collateral on securities loaned	74,227,528
Total liabilities		109,404,749
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$1,614,908,129
Net Assets consist of:
Paid in capital		$1,911,500,852
Total accumulated earnings (loss)		(296,592,723)
Net Assets		$1,614,908,129
Net Asset Value, offering price and redemption price per share ($1,614,908,129 ÷ 175,292,906 shares)		$9.21
Statement of Operations
Six months ended October 31, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,164,219
Affiliated issuers		1,485,258
Interest		52,900,057
Income from Fidelity Central Funds (including $179,023 from security lending)		496,402
Total income		56,045,936
Expenses
Management fee	$4,206,045
Custodian fees and expenses	9,128
Independent trustees' fees and expenses	3,193
Registration fees	23,197
Audit fees	51,143
Legal	43,821
Miscellaneous	199,646
Total expenses before reductions	4,536,173
Expense reductions	(69,650)
Total expenses after reductions		4,466,523
Net Investment income (loss)		51,579,413
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(14,410,414)
Fidelity Central Funds	762
Foreign currency transactions	1,139
Futures contracts	571,843
Total net realized gain (loss)		(13,836,670)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	72,510,690
Affiliated issuers	(157,041)
Unfunded commitments	1,667,512
Total change in net unrealized appreciation (depreciation)		74,021,161
Net gain (loss)		60,184,491
Net increase (decrease) in net assets resulting from operations		$111,763,904
Statement of Changes in Net Assets

	Six months ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,579,413	$103,577,241
Net realized gain (loss)	(13,836,670)	(88,763,631)
Change in net unrealized appreciation (depreciation)	74,021,161	109,870,317
Net increase (decrease) in net assets resulting from operations	111,763,904	124,683,927
Distributions to shareholders	(46,899,388)	(93,914,132)

Share transactions
Proceeds from sales of shares	248,114,572	436,578,762
Reinvestment of distributions	46,677,554	93,610,032
Cost of shares redeemed	(309,646,310)	(636,365,834)

Net increase (decrease) in net assets resulting from share transactions	(14,854,184)	(106,177,040)
Total increase (decrease) in net assets	50,010,332	(75,407,245)

Net Assets
Beginning of period	1,564,897,797	1,640,305,042
End of period	$1,614,908,129	$1,564,897,797

Other Information
Shares
Sold	27,309,580	50,252,095
Issued in reinvestment of distributions	5,133,275	10,770,620
Redeemed	(34,137,568)	(73,289,474)
Net increase (decrease)	(1,694,713)	(12,266,759)

Financial Highlights
Fidelity® SAI High Income Fund

	Six months ended (Unaudited) October 31, 2024	Years ended April 30, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$8.84	$8.67	$9.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.296	.557	.491	.388
Net realized and unrealized gain (loss)	.343	.118	(.510)	(.879)
Total from investment operations	.639	.675	(.019)	(.491)
Distributions from net investment income	(.269)	(.505)	(.461)	(.345)
Distributions from net realized gain	-	-	-	(.014)
Total distributions	(.269)	(.505)	(.461)	(.359)
Net asset value, end of period	$9.21	$8.84	$8.67	$9.15
Total Return D,E	7.31%	8.05%	(.07)%	(5.10)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.56% H,I	.56%	.60%	.60% H
Expenses net of fee waivers, if any	.55 % H,I	.55%	.60%	.60% H
Expenses net of all reductions	.55% H,I	.55%	.60%	.60% H
Net investment income (loss)	6.48% H,I	6.43%	5.65%	4.06% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,614,908	$1,564,898	$1,640,305	$2,481,365
Portfolio turnover rate J	62 % H	48%	32%	59% H,K

AFor the period May 13, 2021 (commencement of operations) through April 30, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2024

1. Organization.
Fidelity SAI High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2024 was 11.38%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$24,798,560	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.4 - 7.3 / 6.7	Increase
		Discounted cash flow	Discount rate	10.8%	Decrease
		Recovery value	Recovery value	$0.65	Increase
		Black scholes	Discount rate	4.0%	Increase
			Term	4.7	Increase
			Volatility	58.0%	Increase
Corporate Bonds	$2,712,000	Market approach	Transaction price	$96.00	Increase
Preferred Securities	$835,004	Market approach	Transaction price	$98.50	Increase
Bank Loan Obligations	$2,965,100	Discounted cash flow	Yield	11.1%	Decrease
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), short-term gain distributions from the underlying funds, swaps, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$66,212,455
Gross unrealized depreciation	(42,682,254)
Net unrealized appreciation (depreciation)	$23,530,201
Tax cost	$1,661,068,015

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(157,920,898)
Long-term	(155,126,316)
Total capital loss carryforward	$(313,047,214)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity SAI High Income Fund	Fidelity Private Credit Company LLC	2,843,000

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity SAI High Income Fund	EchoStar Corp.	722,927	(76,830)
Fidelity SAI High Income Fund	EchoStar Corp. 10.75% 9/27/29	20,129,912	1,744,342

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI High Income Fund	380,010,205	432,916,320
7.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .532% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI High Income Fund	264

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity SAI High Income Fund	7,031	1,446,220	705,750

8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI High Income Fund	1,081
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI High Income Fund	18,780	14	-
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until August 31, 2025. During the period, this waiver reduced the Fund's management fee by $56,717.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12,933.

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity SAI High Income Fund	11%
12. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	14,516,835,136.19	94.56
Withheld	834,887,998.33	5.44
TOTAL	15,351,723,134.52	100.00
Robert A. Lawrence
Affirmative	14,430,495,798.10	94.00
Withheld	921,227,336.42	6.00
TOTAL	15,351,723,134.52	100.00
Vijay C. Advani
Affirmative	14,465,231,640.25	94.23
Withheld	886,491,494.27	5.77
TOTAL	15,351,723,134.52	100.00
Thomas P. Bostick
Affirmative	14,471,831,170.84	94.27
Withheld	879,891,963.68	5.73
TOTAL	15,351,723,134.52	100.00
Donald F. Donahue
Affirmative	14,432,670,599.88	94.01
Withheld	919,052,534.64	5.99
TOTAL	15,351,723,134.52	100.00
Vicki L. Fuller
Affirmative	14,531,407,981.65	94.66
Withheld	820,315,152.87	5.34
TOTAL	15,351,723,134.52	100.00
Patricia L. Kampling
Affirmative	14,549,142,839.16	94.77
Withheld	802,580,295.36	5.23
TOTAL	15,351,723,134.52	100.00
Thomas A. Kennedy
Affirmative	14,469,818,769.40	94.26
Withheld	881,904,365.12	5.74
TOTAL	15,351,723,134.52	100.00
Oscar Munoz
Affirmative	14,434,061,467.08	94.02
Withheld	917,661,667.44	5.98
TOTAL	15,351,723,134.52	100.00
Karen B. Peetz
Affirmative	14,521,904,618.46	94.59
Withheld	829,818,516.06	5.41
TOTAL	15,351,723,134.52	100.00
David M. Thomas
Affirmative	14,417,745,861.73	93.92
Withheld	933,977,272.79	6.08
TOTAL	15,351,723,134.52	100.00
Susan Tomasky
Affirmative	14,467,973,468.18	94.24
Withheld	883,749,666.34	5.76
TOTAL	15,351,723,134.52	100.00
Michael E. Wiley
Affirmative	14,424,002,796.91	93.96
Withheld	927,720,337.61	6.04
TOTAL	15,351,723,134.52	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a flat management fee that replaced the prior management fee structure. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9901442.103
SAH-SANN-1224

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	December 20, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 20, 2024